united states
securities and exchange commission

Washington, D.C. 20549

form n-csr

certified shareholder report of registered
management investment COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225        Pictoria Drive, Suite 450        Cincinnati, Ohio   45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)
Westwood Quality Value Fund

Institutional Shares (WHGLX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	0.63%

How did the Fund perform during the reporting period?

The Westwood Quality Value Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 1000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024, and strong tech-driven earnings despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

The top-performing sectors on a relative basis were Consumer Discretionary and Materials. Strong selection in Consumer Discretionary led to the sector being the top performer on both a relative and absolute basis. An underallocation to the Materials sector relative to the benchmark was the primary driver of outperformance, aided modestly by selection. Technology and Industrials were the worst performers on a relative basis, primarily due to stock selection.

Darden Restaurants, Inc. (DRI) was the top contributor to performance in the Consumer Discretionary sector, gaining on the acquisitions and strong brand performance. Shares of Amazon.com, Inc. (AMZN) rose on continued earnings beats, driven by growth in AWS and advertising segments, and proprietary artificial intelligence model development.

Packaging Corporation of America (PKG) was the top contributor to performance in Materials, and the sole company to post positive returns in the sector, as the company’s acquisitions positioned them for long-term growth.

Accenture plc (ACN) was the bottom detractor in Technology, falling as management issued cautious revenue forecasts for the next fiscal year due to their outlook on discretionary IT spending and restructuring costs amid large-scale layoffs. Shares of HP, Inc. (HP) fell on margin pressure due to higher memory costs and trade-related expenses amid continued restructuring and layoffs.

In Industrials, Boise Cascade Company (BCC) was the largest detractor from performance, falling after consecutive earnings misses, weaker commodity prices and higher costs.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$400,000
$300,000
$200,000
$100,000
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Quality Value Fund - Institutional Shares - $236,539
Russell 1000® Value Index - $258,626
Russell 3000® Index - $373,429

	Westwood Quality Value Fund - Institutional Shares	Russell 1000® Value Index	Russell 3000® Index
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$102,003	$106,370	$104,243
Oct-2017	$124,442	$125,284	$129,240
Oct-2018	$132,280	$129,086	$137,765
Oct-2019	$149,779	$143,561	$156,349
Oct-2020	$140,631	$132,700	$172,215
Oct-2021	$195,190	$190,765	$247,816
Oct-2022	$186,651	$177,417	$206,882
Oct-2023	$185,696	$177,655	$224,219
Oct-2024	$228,805	$232,686	$309,098
Oct-2025	$236,539	$258,626	$373,429

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Quality Value Fund - Institutional Shares	3.38%	10.96%	8.99%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Russell 3000® Index	20.81%	16.74%	14.08%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

Fund Statistics

  Net Assets$182,345,457
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$807,545
  Portfolio Turnover77%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 20.2%
Technology 13.4%
Industrials 12.0%
Health Care 11.4%
Consumer Discretionary 9.8%
Communications 6.8%
Consumer Staples 6.5%
Utilities 5.9%
Materials 4.9%
Energy 4.2%
Real Estate 4.0%
Money Market Funds 1.4%
Liabilities in Excess of Other Assets -0.5%

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.4%
Real Estate	4.0%
Energy	4.2%
Materials	4.9%
Utilities	5.9%
Consumer Staples	6.5%
Communications	6.8%
Consumer Discretionary	9.8%
Health Care	11.4%
Industrials	12.0%
Technology	13.4%
Financials	20.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	3.9%
Alphabet, Inc. - Class A	3.0%
Apple, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.5%
McKesson Corporation	2.5%
LPL Financial Holdings, Inc.	2.4%
Abbott Laboratories	2.3%
Wells Fargo & Company	2.3%
CSX Corporation	2.3%
Hubbell, Inc.	2.2%

Material Fund Changes

Effective June 30, 2025, Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst of Westwood Management Corp., became a member of the portfolio management team of the Westwood Quality Value Fund, joining Ms. Lauren Hill, Mr. Matthew Lockridge and Mr. Michael Wall, who will continue as members of the Fund’s portfolio team.

Effective September 30, 2025, Lauren Hill, CFA® will no longer serve as a portfolio manager on the Fund.  No additional changes to the investment team were made.

Westwood Quality Value Fund - Institutional Shares (WHGLX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WHGLX

Westwood Quality Value Fund

A Class Shares (WWLAX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$81	0.80%

How did the Fund perform during the reporting period?

The Westwood Quality Value Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 1000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024, and strong tech-driven earnings despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

The top-performing sectors on a relative basis were Consumer Discretionary and Materials. Strong selection in Consumer Discretionary led to the sector being the top performer on both a relative and absolute basis. An underallocation to the Materials sector relative to the benchmark was the primary driver of outperformance, aided modestly by selection. Technology and Industrials were the worst performers on a relative basis, primarily due to stock selection.

Darden Restaurants, Inc. (DRI) was the top contributor to performance in the Consumer Discretionary sector, gaining on the acquisitions and strong brand performance. Shares of Amazon.com, Inc. (AMZN) rose on continued earnings beats, driven by growth in AWS and advertising segments, and proprietary artificial intelligence model development.

Packaging Corporation of America (PKG) was the top contributor to performance in Materials, and the sole company to post positive returns in the sector, as the company’s acquisitions positioned them for long-term growth.

Accenture plc (ACN) was the bottom detractor in Technology, falling as management issued cautious revenue forecasts for the next fiscal year due to their outlook on discretionary IT spending and restructuring costs amid large-scale layoffs. Shares of HP, Inc. (HP) fell on margin pressure due to higher memory costs and trade-related expenses amid continued restructuring and layoffs.

In Industrials, Boise Cascade Company (BCC) was the largest detractor from performance, falling after consecutive earnings misses, weaker commodity prices and higher costs.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Quality Value Fund - A Class Shares - $22,430
Russell 1000® Value Index - $25,863
Russell 3000® Index - $37,343

	Westwood Quality Value Fund - A Class Shares	Russell 1000® Value Index	Russell 3000® Index
Oct-2015	$9,700	$10,000	$10,000
Oct-2016	$9,870	$10,637	$10,424
Oct-2017	$12,024	$12,528	$12,924
Oct-2018	$12,747	$12,909	$13,776
Oct-2019	$14,395	$14,356	$15,635
Oct-2020	$13,485	$13,270	$17,222
Oct-2021	$18,671	$19,077	$24,782
Oct-2022	$17,804	$17,742	$20,688
Oct-2023	$17,671	$17,765	$22,422
Oct-2024	$21,748	$23,269	$30,910
Oct-2025	$22,430	$25,863	$37,343

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Quality Value Fund - A Class Shares
Without Load	3.13%	10.71%	8.74%
With Load*	0.06%	10.03%	8.41%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Russell 3000® Index	20.81%	16.74%	14.08%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$182,345,457
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$807,545
  Portfolio Turnover77%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.4%
Real Estate	4.0%
Energy	4.2%
Materials	4.9%
Utilities	5.9%
Consumer Staples	6.5%
Communications	6.8%
Consumer Discretionary	9.8%
Health Care	11.4%
Industrials	12.0%
Technology	13.4%
Financials	20.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	3.9%
Alphabet, Inc. - Class A	3.0%
Apple, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.5%
McKesson Corporation	2.5%
LPL Financial Holdings, Inc.	2.4%
Abbott Laboratories	2.3%
Wells Fargo & Company	2.3%
CSX Corporation	2.3%
Hubbell, Inc.	2.2%

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Effective June 30, 2025, Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst of Westwood Management Corp., became a member of the portfolio management team of the Westwood Quality Value Fund, joining Ms. Lauren Hill, Mr. Matthew Lockridge and Mr. Michael Wall, who will continue as members of the Fund’s portfolio team.

Effective September 30, 2025, Lauren Hill, CFA® will no longer serve as a portfolio manager on the Fund.  No additional changes to the investment team were made.

Westwood Quality Value Fund - A Class Shares (WWLAX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WWLAX

Westwood Quality Value Fund

Ultra Shares (WHGQX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$56	0.55%

How did the Fund perform during the reporting period?

The Westwood Quality Value Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 1000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024, and strong tech-driven earnings despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

The top-performing sectors on a relative basis were Consumer Discretionary and Materials. Strong selection in Consumer Discretionary led to the sector being the top performer on both a relative and absolute basis. An underallocation to the Materials sector relative to the benchmark was the primary driver of outperformance, aided modestly by selection. Technology and Industrials were the worst performers on a relative basis, primarily due to stock selection.

Darden Restaurants, Inc. (DRI) was the top contributor to performance in the Consumer Discretionary sector, gaining on the acquisitions and strong brand performance. Shares of Amazon.com, Inc. (AMZN) rose on continued earnings beats, driven by growth in AWS and advertising segments, and proprietary artificial intelligence model development.

Packaging Corporation of America (PKG) was the top contributor to performance in Materials, and the sole company to post positive returns in the sector, as the company’s acquisitions positioned them for long-term growth.

Accenture plc (ACN) was the bottom detractor in Technology, falling as management issued cautious revenue forecasts for the next fiscal year due to their outlook on discretionary IT spending and restructuring costs amid large-scale layoffs. Shares of HP, Inc. (HP) fell on margin pressure due to higher memory costs and trade-related expenses amid continued restructuring and layoffs.

In Industrials, Boise Cascade Company (BCC) was the largest detractor from performance, falling after consecutive earnings misses, weaker commodity prices and higher costs.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,750,000
$1,500,000
$1,250,000
$1,000,000
$750,000
Nov-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Quality Value Fund - Ultra Shares - $1,190,881
Russell 1000® Value Index - $1,371,989
Russell 3000® Index - $1,715,489

	Westwood Quality Value Fund - Ultra Shares	Russell 1000® Value Index	Russell 3000® Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000
Oct-2023	$935,845	$942,444	$1,030,037
Oct-2024	$1,152,683	$1,234,378	$1,419,959
Oct-2025	$1,190,881	$1,371,989	$1,715,489

Average Annual Total Returns as of 10/31/2025

	1 Year	Since Inception (November 30, 2022)
Westwood Quality Value Fund - Ultra Shares	3.31%	6.17%
Russell 1000® Value Index	11.15%	11.45%
Russell 3000® Index	20.81%	20.32%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-value-fund/ for current month-end performance.

Fund Statistics

  Net Assets$182,345,457
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$807,545
  Portfolio Turnover77%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.4%
Real Estate	4.0%
Energy	4.2%
Materials	4.9%
Utilities	5.9%
Consumer Staples	6.5%
Communications	6.8%
Consumer Discretionary	9.8%
Health Care	11.4%
Industrials	12.0%
Technology	13.4%
Financials	20.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	3.9%
Alphabet, Inc. - Class A	3.0%
Apple, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.5%
McKesson Corporation	2.5%
LPL Financial Holdings, Inc.	2.4%
Abbott Laboratories	2.3%
Wells Fargo & Company	2.3%
CSX Corporation	2.3%
Hubbell, Inc.	2.2%

Material Fund Changes

Effective June 30, 2025, Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst of Westwood Management Corp., became a member of the portfolio management team of the Westwood Quality Value Fund, joining Ms. Lauren Hill, Mr. Matthew Lockridge and Mr. Michael Wall, who will continue as members of the Fund’s portfolio team.

Effective September 30, 2025, Lauren Hill, CFA® will no longer serve as a portfolio manager on the Fund.  No additional changes to the investment team were made.

Westwood Quality Value Fund - Ultra Shares (WHGQX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-value-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WHGQX

Westwood Quality MidCap Fund

Institutional Shares (WWMCX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Quality MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-midcap-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.65%

How did the Fund perform during the reporting period?

The Westwood Quality MidCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell Midcap® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. A low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top-performing sectors were Materials and Industrials, with stock selection driving outperformance in both sectors. Financials and Energy were the worst-performing sectors on a relative basis, with underperformance driven predominantly by stock selection. An underallocation to each sector also modestly detracted from relative performance.

Shares of Cameco Corporation (CCJ) advanced after reporting strong growth in earnings and revenue and the announcement of multiple executive orders aimed at expanding U.S. nuclear production capacity. Pan American Silver Corporation (PAAS) rose after reporting strong earnings for consecutive quarters and strategic acquisitions that enhanced long-term growth potential.

Defense contractor Kratos Defense & Security Solutions, Inc. (KTOS) gained on strong earnings results and the largest contract award in company history, while BWX Technologies, Inc. (BWXT) rose after reporting strong earnings, strategic acquisitions and large contract wins.

MarketAxess Holdings, Inc. (MKTX) led detractors during the period, declining after earnings misses, headwinds from fee compression and the removal of the company from the S&P 500® Index. Shares of Blue Owl Capital, Inc. (OWL) fell on valuation concerns, leverage risk and expense growth coupled with margin pressures.

Chord Energy Corporation (CHRD) declined on commodity price volatility and impairment charges, while shares of Diamondback Energy, Inc. (FANG) also declined on commodity price volatility and reduced activity to prioritize free cash flow generation.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

$175,000
$150,000
$125,000
$100,000
$75,000
Nov-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Quality MidCap Fund - Institutional Shares - $129,010
Russell 3000® Index - $153,017
Russell Midcap® Value Index - $129,155

	Westwood Quality MidCap Fund - Institutional Shares	Russell 3000® Index	Russell Midcap® Value Index
Nov-2021	$100,000	$100,000	$100,000
Oct-2022	$96,400	$84,773	$92,640
Oct-2023	$97,641	$91,877	$89,339
Oct-2024	$126,046	$126,657	$119,744
Oct-2025	$129,010	$153,017	$129,155

Average Annual Total Returns as of 10/31/2025

	1 Year	Since Inception (November 30, 2021)
Westwood Quality MidCap Fund - Institutional Shares	2.35%	6.72%
Russell 3000® Index	20.81%	11.47%
Russell Midcap® Value Index	7.86%	6.75%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-midcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,778,758
  Number of Portfolio Holdings59
  Advisory Fee (net of waivers)$0
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 15.6%
Materials 14.4%
Industrials 11.9%
Technology 11.1%
Consumer Discretionary 10.5%
Real Estate 9.5%
Energy 6.9%
Health Care 6.4%
Utilities 6.3%
Consumer Staples 6.2%
Money Market Funds 1.8%
Liabilities in Excess of Other Assets -0.6%

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	1.8%
Consumer Staples	6.2%
Utilities	6.3%
Health Care	6.4%
Energy	6.9%
Real Estate	9.5%
Consumer Discretionary	10.5%
Technology	11.1%
Industrials	11.9%
Materials	14.4%
Financials	15.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Marvell Technology, Inc.	3.0%
Ventas, Inc.	2.3%
CSX Corporation	2.3%
Pegasystems, Inc.	2.2%
CACI International, Inc. - Class A	2.2%
J.B. Hunt Transport Services, Inc.	2.1%
Chord Energy Corporation	2.1%
CMS Energy Corporation	2.1%
American International Group, Inc.	2.1%
O'Reilly Automotive, Inc.	2.0%

Material Fund Changes

Effective September 30, 2025, Lauren Hill, CFA® will no longer serve as a portfolio manager on the Fund. No additional changes to the investment team were made.

Westwood Quality MidCap Fund - Institutional Shares (WWMCX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-midcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WWMCX

Westwood Quality SMidCap Fund

Institutional Shares (WHGMX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$86	0.85%

How did the Fund perform during the reporting period?

The Westwood Quality SMidCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 2500® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. Meanwhile, a low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top-performing sectors were Industrials and Materials, supported by strong stock selection within each sector. The Health Care and Financials sectors were the largest detractors from relative performance with stock selection the primary driver of underperformance for both sectors.

Kratos Defense & Security Solutions, Inc. (KTOS) was the top contributor to performance for the period, gaining on strong earnings results and the largest contract award in company history. Shares of BWX Technologies, Inc. (BWXT) also rose after reporting strong earnings, strategic acquisitions and large contract wins.

Shares of Cameco Corporation (CCJ) advanced after reporting strong growth in earnings and revenue, and the announcement of multiple executive orders aimed at expanding U.S. nuclear production capacity. Sensient Technologies Corporation (SXT) rose on new product launches, increased demand for natural colors and growth in Asia-Pacific markets.

Avantor, Inc. (AVTR) was the largest detractor from performance, declining on earnings misses and guidance cuts, large goodwill impairments and the departure of the CEO in April. Shares of Integer Holdings Corporation (ITGR) fell after management lowered full-year 2025 revenue and EBITDA forecasts, creating uncertainty about future growth.

DigitalBridge Group, Inc. (DBRG) fell on revenue volatility and earnings misses. Shares of Glacier Bancorp, Inc. (GBCI) declined on sector-wide pressures stemming from commercial real estate loans, higher funding costs and rate uncertainty.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$400,000
$300,000
$200,000
$100,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Quality SMidCap Fund - Institutional Shares - $214,165
Russell 2500® Value Index - $237,276
Russell 3000® Index - $373,429

	Westwood Quality SMidCap Fund - Institutional Shares	Russell 2500® Value Index	Russell 3000® Index
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$98,919	$107,776	$104,243
Oct-2017	$118,533	$129,296	$129,240
Oct-2018	$118,136	$129,648	$137,765
Oct-2019	$129,312	$137,551	$156,349
Oct-2020	$122,338	$121,162	$172,215
Oct-2021	$174,763	$191,611	$247,816
Oct-2022	$157,908	$171,192	$206,882
Oct-2023	$160,146	$162,735	$224,219
Oct-2024	$207,369	$215,494	$309,098
Oct-2025	$214,165	$237,276	$373,429

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Quality SMidCap Fund - Institutional Shares	3.28%	11.85%	7.91%
Russell 2500® Value Index	10.11%	14.39%	9.02%
Russell 3000® Index	20.81%	16.74%	14.08%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smidcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$95,726,377
  Number of Portfolio Holdings63
  Advisory Fee (net of waivers)$518,323
  Portfolio Turnover66%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Money Market Funds	2.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 16.2%
Materials 16.0%
Industrials 15.3%
Consumer Discretionary 11.0%
Real Estate 9.2%
Technology 7.8%
Utilities 6.4%
Health Care 5.9%
Energy 4.6%
Consumer Staples 4.3%
Money Market Funds 2.8%
Communications 1.5%
Liabilities in Excess of Other Assets -1.0%

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Communications	1.5%
Money Market Funds	2.8%
Consumer Staples	4.3%
Energy	4.6%
Health Care	5.9%
Utilities	6.4%
Technology	7.8%
Real Estate	9.2%
Consumer Discretionary	11.0%
Industrials	15.3%
Materials	16.0%
Financials	16.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SouthState Corporation	2.5%
Cullen/Frost Bankers, Inc.	2.4%
IDACORP, Inc.	2.4%
Advanced Drainage Systems, Inc.	2.2%
Sensient Technologies Corporation	2.2%
AAR Corporation	2.1%
Wintrust Financial Corporation	2.1%
Packaging Corporation of America	2.0%
MSA Safety, Inc.	2.0%
Permian Resources Corporation	2.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Westwood Quality SMidCap Fund - Institutional Shares (WHGMX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smidcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WHGMX

Westwood Quality SMidCap Fund

Ultra Shares (WWSMX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$69	0.68%

How did the Fund perform during the reporting period?

The Westwood Quality SMidCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 2500® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. Meanwhile, a low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top-performing sectors were Industrials and Materials, supported by strong stock selection within each sector. The Health Care and Financials sectors were the largest detractors from relative performance with stock selection the primary driver of underperformance for both sectors.

Kratos Defense & Security Solutions, Inc. (KTOS) was the top contributor to performance for the period, gaining on strong earnings results and the largest contract award in company history. Shares of BWX Technologies, Inc. (BWXT) also rose after reporting strong earnings, strategic acquisitions and large contract wins.

Shares of Cameco Corporation (CCJ) advanced after reporting strong growth in earnings and revenue, and the announcement of multiple executive orders aimed at expanding U.S. nuclear production capacity. Sensient Technologies Corporation (SXT) rose on new product launches, increased demand for natural colors and growth in Asia-Pacific markets.

Avantor, Inc. (AVTR) was the largest detractor from performance, declining on earnings misses and guidance cuts, large goodwill impairments and the departure of the CEO in April. Shares of Integer Holdings Corporation (ITGR) fell after management lowered full-year 2025 revenue and EBITDA forecasts, creating uncertainty about future growth.

DigitalBridge Group, Inc. (DBRG) fell on revenue volatility and earnings misses. Shares of Glacier Bancorp, Inc. (GBCI) declined on sector-wide pressures stemming from commercial real estate loans, higher funding costs and rate uncertainty.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$2,250,000
$2,000,000
$1,750,000
$1,500,000
$1,250,000
$1,000,000
Jul-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Quality SMidCap Fund - Ultra Shares - $1,849,340
Russell 2500® Value Index - $2,012,952
Russell 3000® Index - $2,192,439

	Westwood Quality SMidCap Fund - Ultra Shares	Russell 2500® Value Index	Russell 3000® Index
Jul-2020	$1,000,000	$1,000,000	$1,000,000
Oct-2020	$1,045,455	$1,027,886	$1,011,091
Oct-2021	$1,497,011	$1,625,548	$1,454,952
Oct-2022	$1,356,077	$1,452,319	$1,214,627
Oct-2023	$1,376,925	$1,380,575	$1,316,414
Oct-2024	$1,786,899	$1,828,162	$1,814,745
Oct-2025	$1,849,340	$2,012,952	$2,192,439

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	Since Inception (July 31, 2020)
Westwood Quality SMidCap Fund - Ultra Shares	3.49%	12.08%	12.42%
Russell 2500® Value Index	10.11%	14.39%	14.25%
Russell 3000® Index	20.81%	16.74%	16.12%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smidcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$95,726,377
  Number of Portfolio Holdings63
  Advisory Fee (net of waivers)$518,323
  Portfolio Turnover66%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Money Market Funds	2.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Communications	1.5%
Money Market Funds	2.8%
Consumer Staples	4.3%
Energy	4.6%
Health Care	5.9%
Utilities	6.4%
Technology	7.8%
Real Estate	9.2%
Consumer Discretionary	11.0%
Industrials	15.3%
Materials	16.0%
Financials	16.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SouthState Corporation	2.5%
Cullen/Frost Bankers, Inc.	2.4%
IDACORP, Inc.	2.4%
Advanced Drainage Systems, Inc.	2.2%
Sensient Technologies Corporation	2.2%
AAR Corporation	2.1%
Wintrust Financial Corporation	2.1%
Packaging Corporation of America	2.0%
MSA Safety, Inc.	2.0%
Permian Resources Corporation	2.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Westwood Quality SMidCap Fund - Ultra Shares (WWSMX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smidcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WWSMX

Westwood Quality SmallCap Fund

Institutional Shares (WHGSX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.92%

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 2000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. Meanwhile, a low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top sectors were Industrials and Real Estate, with stock selection as the primary driver of outperformance. An overweight to the Industrials sector benefited performance. The Energy and Health Care sectors were the worst relative performers for the period, both impacted by security selection.

The top contributor to performance was Everus Construction Group, Inc. (ECG), gaining on strong earnings results and a growth in the company’s backlog, signaling robust future revenue potential. AAR Corporation (AIR) rose on the back of strong momentum in aerospace and defense spending, while strategic acquisitions have benefited its software offerings.

Plymouth Industrial REIT, Inc. (PLYM) jumped after the company entered into a definitive merger agreement that will take the company private, for an approximate 50% premium to the share price when announced.

SM Energy Company (SM) was the largest detractor to performance, declining due to oil price volatility and integration costs from acquisitions. Despite Crescent Energy Company's acquisition of Vital Energy, Inc. (VTLE) for a premium, shares fell throughout the period due to investor concerns about debt levels and commodity price exposure. Health care companies CONMED Corporation (CNMD) declined on tariff pressures, while shares of Prestige Consumer Healthcare, Inc. (PBH) fell on competitive pressures in the consumer health care space.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$400,000
$300,000
$200,000
$100,000
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Quality SmallCap Fund - Institutional Shares - $207,914
Russell 2000® Index - $244,713
Russell 2000® Value Index - $229,430
Russell 3000® Index - $373,429

	Westwood Quality SmallCap Fund - Institutional Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$106,395	$104,113	$108,812	$104,243
Oct-2017	$138,008	$133,107	$135,807	$129,240
Oct-2018	$134,865	$135,573	$135,004	$137,765
Oct-2019	$146,537	$142,223	$139,351	$156,349
Oct-2020	$126,168	$142,028	$119,952	$172,215
Oct-2021	$193,125	$214,179	$197,079	$247,816
Oct-2022	$173,667	$174,469	$175,937	$206,882
Oct-2023	$172,072	$159,526	$158,467	$224,219
Oct-2024	$212,057	$213,884	$208,811	$309,098
Oct-2025	$207,914	$244,713	$229,430	$373,429

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Quality SmallCap Fund - Institutional Shares	-1.95%	10.51%	7.59%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Russell 3000® Index	20.81%	16.74%	14.08%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$926,810,895
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$7,235,260
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 23.4%
Industrials 20.6%
Real Estate 10.4%
Consumer Discretionary 9.7%
Technology 8.1%
Materials 7.8%
Health Care 5.8%
Energy 5.6%
Consumer Staples 3.7%
Utilities 3.6%
Money Market Funds 0.8%
Other Assets in Excess of Liabilities 0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.8%
Utilities	3.6%
Consumer Staples	3.7%
Energy	5.6%
Health Care	5.8%
Materials	7.8%
Technology	8.1%
Consumer Discretionary	9.7%
Real Estate	10.4%
Industrials	20.6%
Financials	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Atmus Filtration Technologies, Inc.	2.2%
Everus Construction Group, Inc.	2.1%
SM Energy Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
Banner Corporation	2.1%
Urban Edge Properties	2.1%
Four Corners Property Trust, Inc.	2.1%
YETI Holdings, Inc.	2.1%
COPT Defense Properties	2.1%
Standex International Corporation	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Westwood Quality SmallCap Fund - Institutional Shares (WHGSX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WHGSX

Westwood Quality SmallCap Fund

A Class Shares (WHGAX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$103	1.04%

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 2000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. Meanwhile, a low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top sectors were Industrials and Real Estate, with stock selection as the primary driver of outperformance. An overweight to the Industrials sector benefited performance. The Energy and Health Care sectors were the worst relative performers for the period, both impacted by security selection.

The top contributor to performance was Everus Construction Group, Inc. (ECG), gaining on strong earnings results and a growth in the company’s backlog, signaling robust future revenue potential. AAR Corporation (AIR) rose on the back of strong momentum in aerospace and defense spending, while strategic acquisitions have benefited its software offerings.

Plymouth Industrial REIT, Inc. (PLYM) jumped after the company entered into a definitive merger agreement that will take the company private, for an approximate 50% premium to the share price when announced.

SM Energy Company (SM) was the largest detractor to performance, declining due to oil price volatility and integration costs from acquisitions. Despite Crescent Energy Company's acquisition of Vital Energy, Inc. (VTLE) for a premium, shares fell throughout the period due to investor concerns about debt levels and commodity price exposure. Health care companies CONMED Corporation (CNMD) declined on tariff pressures, while shares of Prestige Consumer Healthcare, Inc. (PBH) fell on competitive pressures in the consumer health care space.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Sep-2019
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Quality SmallCap Fund - A Class Shares - $14,559
Russell 2000® Index - $18,303
Russell 2000® Value Index - $17,954
Russell 3000® Index - $25,019

	Westwood Quality SmallCap Fund - A Class Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2019	$9,599	$10,000	$10,000	$10,000
Oct-2019	$10,335	$10,637	$10,905	$10,475
Oct-2020	$8,884	$10,623	$9,387	$11,538
Oct-2021	$13,584	$16,019	$15,422	$16,603
Oct-2022	$12,205	$13,049	$13,768	$13,861
Oct-2023	$12,079	$11,931	$12,401	$15,022
Oct-2024	$14,859	$15,997	$16,340	$20,709
Oct-2025	$14,559	$18,303	$17,954	$25,019

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - A Class Shares
Without Load	-2.02%	10.38%	7.00%
With Load*	-5.96%	9.49%	6.29%
Russell 2000® Index	14.41%	11.50%	10.31%
Russell 2000® Value Index	9.87%	13.85%	9.97%
Russell 3000® Index	20.81%	16.74%	16.06%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$926,810,895
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$7,235,260
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.8%
Utilities	3.6%
Consumer Staples	3.7%
Energy	5.6%
Health Care	5.8%
Materials	7.8%
Technology	8.1%
Consumer Discretionary	9.7%
Real Estate	10.4%
Industrials	20.6%
Financials	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Atmus Filtration Technologies, Inc.	2.2%
Everus Construction Group, Inc.	2.1%
SM Energy Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
Banner Corporation	2.1%
Urban Edge Properties	2.1%
Four Corners Property Trust, Inc.	2.1%
YETI Holdings, Inc.	2.1%
COPT Defense Properties	2.1%
Standex International Corporation	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Westwood Quality SmallCap Fund - A Class Shares (WHGAX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WHGAX

Westwood Quality SmallCap Fund

C Class Shares (WHGCX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$176	1.79%

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 2000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. Meanwhile, a low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top sectors were Industrials and Real Estate, with stock selection as the primary driver of outperformance. An overweight to the Industrials sector benefited performance. The Energy and Health Care sectors were the worst relative performers for the period, both impacted by security selection.

The top contributor to performance was Everus Construction Group, Inc. (ECG), gaining on strong earnings results and a growth in the company’s backlog, signaling robust future revenue potential. AAR Corporation (AIR) rose on the back of strong momentum in aerospace and defense spending, while strategic acquisitions have benefited its software offerings.

Plymouth Industrial REIT, Inc. (PLYM) jumped after the company entered into a definitive merger agreement that will take the company private, for an approximate 50% premium to the share price when announced.

SM Energy Company (SM) was the largest detractor to performance, declining due to oil price volatility and integration costs from acquisitions. Despite Crescent Energy Company's acquisition of Vital Energy, Inc. (VTLE) for a premium, shares fell throughout the period due to investor concerns about debt levels and commodity price exposure. Health care companies CONMED Corporation (CNMD) declined on tariff pressures, while shares of Prestige Consumer Healthcare, Inc. (PBH) fell on competitive pressures in the consumer health care space.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Sep-2019
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Quality SmallCap Fund - C Class Shares - $14,497
Russell 2000® Index - $18,303
Russell 2000® Value Index - $17,954
Russell 3000® Index - $25,019

	Westwood Quality SmallCap Fund - C Class Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Oct-2019	$10,760	$10,637	$10,905	$10,475
Oct-2020	$9,182	$10,623	$9,387	$11,538
Oct-2021	$13,946	$16,019	$15,422	$16,603
Oct-2022	$12,433	$13,049	$13,768	$13,861
Oct-2023	$12,213	$11,931	$12,401	$15,022
Oct-2024	$14,915	$15,997	$16,340	$20,709
Oct-2025	$14,497	$18,303	$17,954	$25,019

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - C Class Shares
Without CDSC	-2.80%	9.56%	6.22%
With CDSC	-3.72%	9.56%	6.22%
Russell 2000® Index	14.41%	11.50%	10.31%
Russell 2000® Value Index	9.87%	13.85%	9.97%
Russell 3000® Index	20.81%	16.74%	16.06%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$926,810,895
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$7,235,260
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.8%
Utilities	3.6%
Consumer Staples	3.7%
Energy	5.6%
Health Care	5.8%
Materials	7.8%
Technology	8.1%
Consumer Discretionary	9.7%
Real Estate	10.4%
Industrials	20.6%
Financials	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Atmus Filtration Technologies, Inc.	2.2%
Everus Construction Group, Inc.	2.1%
SM Energy Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
Banner Corporation	2.1%
Urban Edge Properties	2.1%
Four Corners Property Trust, Inc.	2.1%
YETI Holdings, Inc.	2.1%
COPT Defense Properties	2.1%
Standex International Corporation	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Westwood Quality SmallCap Fund - C Class Shares (WHGCX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WHGCX

Westwood Quality SmallCap Fund

Ultra Shares (WWSYX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$78	0.79%

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 2000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle started in December 2024. Meanwhile, a low-quality rally pulled stocks off their April 2025 lows, as unprofitable and speculative companies led indexes higher, while quality companies were left behind.

On a relative basis, the top sectors were Industrials and Real Estate, with stock selection as the primary driver of outperformance. An overweight to the Industrials sector benefited performance. The Energy and Health Care sectors were the worst relative performers for the period, both impacted by security selection.

The top contributor to performance was Everus Construction Group, Inc. (ECG), gaining on strong earnings results and a growth in the company’s backlog, signaling robust future revenue potential. AAR Corporation (AIR) rose on the back of strong momentum in aerospace and defense spending, while strategic acquisitions have benefited its software offerings.

Plymouth Industrial REIT, Inc. (PLYM) jumped after the company entered into a definitive merger agreement that will take the company private, for an approximate 50% premium to the share price when announced.

SM Energy Company (SM) was the largest detractor to performance, declining due to oil price volatility and integration costs from acquisitions. Despite Crescent Energy Company's acquisition of Vital Energy, Inc. (VTLE) for a premium, shares fell throughout the period due to investor concerns about debt levels and commodity price exposure. Health care companies CONMED Corporation (CNMD) declined on tariff pressures, while shares of Prestige Consumer Healthcare, Inc. (PBH) fell on competitive pressures in the consumer health care space.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
Mar-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Quality SmallCap Fund - Ultra Shares - $2,048,576
Russell 2000® Index - $2,315,022
Russell 2000® Value Index - $2,415,836
Russell 3000® Index - $2,827,297

	Westwood Quality SmallCap Fund - Ultra Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Mar-2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2020	$1,234,642	$1,343,605	$1,263,060	$1,303,870
Oct-2021	$1,892,643	$2,026,172	$2,075,187	$1,876,258
Oct-2022	$1,705,007	$1,650,500	$1,852,574	$1,566,342
Oct-2023	$1,690,889	$1,509,137	$1,668,618	$1,697,604
Oct-2024	$2,086,790	$2,023,373	$2,198,729	$2,340,235
Oct-2025	$2,048,576	$2,315,022	$2,415,836	$2,827,297

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	Since Inception (March 31, 2020)
Westwood Quality SmallCap Fund - Ultra Shares	-1.83%	10.66%	13.70%
Russell 2000® Index	14.41%	11.50%	16.21%
Russell 2000® Value Index	9.87%	13.85%	17.10%
Russell 3000® Index	20.81%	16.74%	20.45%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-smallcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$926,810,895
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$7,235,260
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.8%
Utilities	3.6%
Consumer Staples	3.7%
Energy	5.6%
Health Care	5.8%
Materials	7.8%
Technology	8.1%
Consumer Discretionary	9.7%
Real Estate	10.4%
Industrials	20.6%
Financials	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Atmus Filtration Technologies, Inc.	2.2%
Everus Construction Group, Inc.	2.1%
SM Energy Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
Banner Corporation	2.1%
Urban Edge Properties	2.1%
Four Corners Property Trust, Inc.	2.1%
YETI Holdings, Inc.	2.1%
COPT Defense Properties	2.1%
Standex International Corporation	2.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Westwood Quality SmallCap Fund - Ultra Shares (WWSYX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-smallcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WWSYX

Westwood Quality AllCap Fund

Institutional Shares (WQAIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Quality AllCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-allcap-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$57	0.55%

How did the Fund perform during the reporting period?

The Westwood Quality AllCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 3000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle, which started in December 2024, while large-cap and growth stocks outperformed small-cap and value stocks, respectively.

On a relative basis, the top-performing sectors for the period were Health Care and Consumer Discretionary, with outperformance driven primarily by strong selection and an underweight to these sectors relative to the benchmark. Technology and Financials were the biggest detractors, also driven by stock selection. An overallocation to Technology further detracted from returns.

McKesson Corporation (MCK) was the top contributor to performance in Health Care, gaining after completing two acquisitions during the period and reporting rising demand for GLP-1 drugs. Johnson & Johnson (JNJ) rose after robust demand for key oncology and immunity drugs and reduced litigation risk pertaining to talcum powder.

Boot Barn Holdings (BOOT) was a top performer, advancing after reporting record revenue, strong same-store sales growth and rapid store expansion. O’Reilly Automotive, Inc. (ORLY) rose on robust growth in new stores and the announcement of an international expansion into Canada via the acquisition of Vast Auto.

Littelfuse, Inc. (LFUS) was a leading detractor as the company faced macroeconomic uncertainty and sluggish demand in the electronic components industry. Accenture plc (ACN) declined as management issued cautious revenue forecasts for the next fiscal year due to their outlook on discretionary IT spending.

Within the Financials sector, Baldwin Insurance Group, Inc. (BWIN) declined on pricing concerns and margin pressure. Shares of Glacier Bancorp, Inc. (GBCI) declined on sector-wide pressures stemming from commercial real estate loans, higher funding costs and rate uncertainty.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

$175,000
$150,000
$125,000
$100,000
$75,000
Sep-2021
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Quality AllCap Fund - Institutional Shares - $134,616
Russell 3000® Index - $160,878
Russell 3000® Value Index - $141,023

	Westwood Quality AllCap Fund - Institutional Shares	Russell 3000® Index	Russell 3000® Value Index
Sep-2021	$100,000	$100,000	$100,000
Oct-2021	$105,900	$106,762	$104,993
Oct-2022	$100,752	$89,128	$97,383
Oct-2023	$102,324	$96,597	$96,919
Oct-2024	$127,045	$133,164	$126,984
Oct-2025	$134,616	$160,878	$141,023

Average Annual Total Returns as of 10/31/2025

	1 Year	Since Inception (September 30, 2021)
Westwood Quality AllCap Fund - Institutional Shares	5.96%	7.55%
Russell 3000® Index	20.81%	12.34%
Russell 3000® Value Index	11.06%	8.78%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-allcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$21,521,965
  Number of Portfolio Holdings55
  Advisory Fee (net of waivers)$0
  Portfolio Turnover78%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 17.7%
Technology 13.6%
Industrials 11.3%
Health Care 11.0%
Materials 9.5%
Communications 9.4%
Consumer Discretionary 7.2%
Real Estate 5.9%
Energy 5.0%
Consumer Staples 4.2%
Utilities 3.9%
Money Market Funds 1.3%

Value	Value
Money Market Funds	1.3%
Utilities	3.9%
Consumer Staples	4.2%
Energy	5.0%
Real Estate	5.9%
Consumer Discretionary	7.2%
Communications	9.4%
Materials	9.5%
Health Care	11.0%
Industrials	11.3%
Technology	13.6%
Financials	17.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.1%
Johnson & Johnson	3.0%
Amazon.com, Inc.	2.8%
Abbott Laboratories	2.7%
Philip Morris International, Inc.	2.4%
Hubbell, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Bank of America Corporation	2.2%
Ventas, Inc.	2.2%

Material Fund Changes

Effective September 30, 2025, Lauren Hill, CFA® will no longer serve as a portfolio manager on the Fund. No additional changes to the investment team were made.

Westwood Quality AllCap Fund - Institutional Shares (WQAIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-allcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WQAIX

Westwood Quality AllCap Fund

Ultra Shares (WQAUX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Quality AllCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/quality-allcap-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$46	0.45%

How did the Fund perform during the reporting period?

The Westwood Quality AllCap Fund underperformed its primary and representative benchmarks, the Russell 3000® Index and Russell 3000® Value Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve resuming its easing cycle, which started in December 2024, while large-cap and growth stocks outperformed small-cap and value stocks, respectively.

On a relative basis, the top-performing sectors for the period were Health Care and Consumer Discretionary, with outperformance driven primarily by strong selection and an underweight to these sectors relative to the benchmark. Technology and Financials were the biggest detractors, also driven by stock selection. An overallocation to Technology further detracted from returns.

McKesson Corporation (MCK) was the top contributor to performance in Health Care, gaining after completing two acquisitions during the period and reporting rising demand for GLP-1 drugs. Johnson & Johnson (JNJ) rose after robust demand for key oncology and immunity drugs and reduced litigation risk pertaining to talcum powder.

Boot Barn Holdings (BOOT) was a top performer, advancing after reporting record revenue, strong same-store sales growth and rapid store expansion. O’Reilly Automotive, Inc. (ORLY) rose on robust growth in new stores and the announcement of an international expansion into Canada via the acquisition of Vast Auto.

Littelfuse, Inc. (LFUS) was a leading detractor as the company faced macroeconomic uncertainty and sluggish demand in the electronic components industry. Accenture plc (ACN) declined as management issued cautious revenue forecasts for the next fiscal year due to their outlook on discretionary IT spending.

Within the Financials sector, Baldwin Insurance Group, Inc. (BWIN) declined on pricing concerns and margin pressure. Shares of Glacier Bancorp, Inc. (GBCI) declined on sector-wide pressures stemming from commercial real estate loans, higher funding costs and rate uncertainty.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,750,000
$1,500,000
$1,250,000
$1,000,000
$750,000
Sep-2021
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Quality AllCap Fund - Ultra Shares - $1,348,727
Russell 3000® Index - $1,608,782
Russell 3000® Value Index - $1,410,233

	Westwood Quality AllCap Fund - Ultra Shares	Russell 3000® Index	Russell 3000® Value Index
Sep-2021	$1,000,000	$1,000,000	$1,000,000
Oct-2021	$1,059,000	$1,067,624	$1,049,931
Oct-2022	$1,008,014	$891,277	$973,831
Oct-2023	$1,023,402	$965,967	$969,188
Oct-2024	$1,272,996	$1,331,635	$1,269,838
Oct-2025	$1,348,727	$1,608,782	$1,410,233

Average Annual Total Returns as of 10/31/2025

	1 Year	Since Inception (September 30, 2021)
Westwood Quality AllCap Fund - Ultra Shares	5.95%	7.60%
Russell 3000® Index	20.81%	12.34%
Russell 3000® Value Index	11.06%	8.78%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/quality-allcap-fund/ for current month-end performance.

Fund Statistics

  Net Assets$21,521,965
  Number of Portfolio Holdings55
  Advisory Fee (net of waivers)$0
  Portfolio Turnover78%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.3%
Utilities	3.9%
Consumer Staples	4.2%
Energy	5.0%
Real Estate	5.9%
Consumer Discretionary	7.2%
Communications	9.4%
Materials	9.5%
Health Care	11.0%
Industrials	11.3%
Technology	13.6%
Financials	17.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.1%
Johnson & Johnson	3.0%
Amazon.com, Inc.	2.8%
Abbott Laboratories	2.7%
Philip Morris International, Inc.	2.4%
Hubbell, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Alphabet, Inc. - Class A	2.2%
Bank of America Corporation	2.2%
Ventas, Inc.	2.2%

Material Fund Changes

Effective September 30, 2025, Lauren Hill, CFA® will no longer serve as a portfolio manager on the Fund. No additional changes to the investment team were made.

Westwood Quality AllCap Fund - Ultra Shares (WQAUX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/quality-allcap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WQAUX

Westwood Income Opportunity Fund

Institutional Shares (WHGIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.83%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund underperformed its representative benchmark. Equity markets benefited from renewed monetary easing as the Federal Reserve resumed its cutting cycle, supported by strong tech-led earnings despite intermittent volatility related to tariffs, geopolitical tensions, sector rotations and slowing growth. In fixed income, corporate credit remained resilient, with both investment-grade and high-yield issuers outperforming government bonds.

Within the equity sleeve, an overweight allocation to underperforming REITs was the main detractor, as these holdings lagged the broader equity market. Stock selection contributed positively and helped offset a portion of this relative underperformance.

Within fixed income, strong security selection further mitigated equity-driven underperformance. Performance was supported by both selection and an overweight allocation to corporate issuers, particularly investment-grade names. In addition, an overweight position in preferred securities, combined with favorable selection within that segment, contributed positively to performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$400,000
$300,000
$200,000
$100,000
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Income Opportunity Fund - Institutional Shares - $180,061
Bloomberg U.S. Aggregate Bond Index - $120,707
Russell 3000® Index - $373,429
S&P 500® Index - $391,957
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index - $198,155

	Westwood Income Opportunity Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Oct-2015	$100,000	$100,000	$100,000	$100,000	$100,000
Oct-2016	$103,154	$104,370	$104,243	$104,509	$104,541
Oct-2017	$113,449	$105,312	$129,240	$129,207	$114,508
Oct-2018	$114,628	$103,150	$137,765	$138,699	$116,537
Oct-2019	$127,222	$115,021	$156,349	$158,569	$131,768
Oct-2020	$133,066	$122,138	$172,215	$173,967	$142,634
Oct-2021	$155,969	$121,554	$247,816	$248,623	$164,546
Oct-2022	$132,627	$102,491	$206,882	$212,297	$139,961
Oct-2023	$135,742	$102,856	$224,219	$233,830	$145,978
Oct-2024	$162,688	$113,704	$309,098	$322,725	$176,560
Oct-2025	$180,061	$120,707	$373,429	$391,957	$198,155

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - Institutional Shares	10.68%	6.24%	6.06%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	12.23%	6.80%	7.08%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

Fund Statistics

  Net Assets$548,481,637
  Number of Portfolio Holdings144
  Advisory Fee (net of waivers)$3,416,819
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.7%
Common Stocks	45.8%
Convertible Bonds	4.5%
Corporate Bonds	30.7%
Exchange-Traded Funds	3.2%
Foreign Governments	0.8%
Money Market Funds	1.3%
Preferred Stocks	2.0%
U.S. Government & Agencies	9.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 23.6%
Technology 13.7%
U.S. Government & Agencies 8.9%
Communications 7.8%
Energy 6.6%
Industrials 6.6%
Health Care 6.6%
Utilities 5.5%
Real Estate 5.0%
Consumer Staples 3.6%
Exchange-Traded Funds 3.2%
Collateralized Mortgage Obligations 2.7%
Materials 1.8%
Consumer Discretionary 1.6%
Money Market Funds 1.3%
Foreign Governments 0.8%
Other Assets in Excess of Liabilities 0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Foreign Governments	0.8%
Money Market Funds	1.3%
Consumer Discretionary	1.6%
Materials	1.8%
Collateralized Mortgage Obligations	2.7%
Exchange-Traded Funds	3.2%
Consumer Staples	3.6%
Real Estate	5.0%
Utilities	5.5%
Health Care	6.6%
Industrials	6.6%
Energy	6.6%
Communications	7.8%
U.S. Government & Agencies	8.9%
Technology	13.7%
Financials	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.6%
Microsoft Corporation	2.3%
Gilead Sciences, Inc.	1.9%
Micron Technology, Inc.	1.9%
Wells Fargo & Company	1.6%
NVIDIA Corporation	1.6%
Kratos Defense & Security Solutions, Inc.	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Bonds	1.6%
JPMorgan Nasdaq Equity Premium Income ETF	1.5%

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Income Opportunity Fund - Institutional Shares (WHGIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WHGIX

Westwood Income Opportunity Fund

A Class Shares (WWIAX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$104	0.99%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund underperformed its representative benchmark. Equity markets benefited from renewed monetary easing as the Federal Reserve resumed its cutting cycle, supported by strong tech-led earnings despite intermittent volatility related to tariffs, geopolitical tensions, sector rotations and slowing growth. In fixed income, corporate credit remained resilient, with both investment-grade and high-yield issuers outperforming government bonds.

Within the equity sleeve, an overweight allocation to underperforming REITs was the main detractor, as these holdings lagged the broader equity market. Stock selection contributed positively and helped offset a portion of this relative underperformance.

Within fixed income, strong security selection further mitigated equity-driven underperformance. Performance was supported by both selection and an overweight allocation to corporate issuers, particularly investment-grade names. In addition, an overweight position in preferred securities, combined with favorable selection within that segment, contributed positively to performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Income Opportunity Fund - A Class Shares - $17,095
Bloomberg U.S. Aggregate Bond Index - $12,071
Russell 3000® Index - $37,343
S&P 500® Index - $39,196
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index - $19,815

	Westwood Income Opportunity Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Oct-2015	$9,703	$10,000	$10,000	$10,000	$10,000
Oct-2016	$9,991	$10,437	$10,424	$10,451	$10,454
Oct-2017	$10,960	$10,531	$12,924	$12,921	$11,451
Oct-2018	$11,046	$10,315	$13,776	$13,870	$11,654
Oct-2019	$12,229	$11,502	$15,635	$15,857	$13,177
Oct-2020	$12,759	$12,214	$17,222	$17,397	$14,263
Oct-2021	$14,911	$12,155	$24,782	$24,862	$16,455
Oct-2022	$12,643	$10,249	$20,688	$21,230	$13,996
Oct-2023	$12,927	$10,286	$22,422	$23,383	$14,598
Oct-2024	$15,472	$11,370	$30,910	$32,272	$17,656
Oct-2025	$17,095	$12,071	$37,343	$39,196	$19,815

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - A Class Shares
Without Load	10.49%	6.03%	5.83%
With Load*	7.18%	5.38%	5.51%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	12.23%	6.80%	7.08%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$548,481,637
  Number of Portfolio Holdings144
  Advisory Fee (net of waivers)$3,416,819
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.7%
Common Stocks	45.8%
Convertible Bonds	4.5%
Corporate Bonds	30.7%
Exchange-Traded Funds	3.2%
Foreign Governments	0.8%
Money Market Funds	1.3%
Preferred Stocks	2.0%
U.S. Government & Agencies	9.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Foreign Governments	0.8%
Money Market Funds	1.3%
Consumer Discretionary	1.6%
Materials	1.8%
Collateralized Mortgage Obligations	2.7%
Exchange-Traded Funds	3.2%
Consumer Staples	3.6%
Real Estate	5.0%
Utilities	5.5%
Health Care	6.6%
Industrials	6.6%
Energy	6.6%
Communications	7.8%
U.S. Government & Agencies	8.9%
Technology	13.7%
Financials	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.6%
Microsoft Corporation	2.3%
Gilead Sciences, Inc.	1.9%
Micron Technology, Inc.	1.9%
Wells Fargo & Company	1.6%
NVIDIA Corporation	1.6%
Kratos Defense & Security Solutions, Inc.	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Bonds	1.6%
JPMorgan Nasdaq Equity Premium Income ETF	1.5%

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Income Opportunity Fund - A Class Shares (WWIAX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WWIAX

Westwood Income Opportunity Fund

C Class Shares (WWICX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$182	1.74%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund underperformed its representative benchmark. Equity markets benefited from renewed monetary easing as the Federal Reserve resumed its cutting cycle, supported by strong tech-led earnings despite intermittent volatility related to tariffs, geopolitical tensions, sector rotations and slowing growth. In fixed income, corporate credit remained resilient, with both investment-grade and high-yield issuers outperforming government bonds.

Within the equity sleeve, an overweight allocation to underperforming REITs was the main detractor, as these holdings lagged the broader equity market. Stock selection contributed positively and helped offset a portion of this relative underperformance.

Within fixed income, strong security selection further mitigated equity-driven underperformance. Performance was supported by both selection and an overweight allocation to corporate issuers, particularly investment-grade names. In addition, an overweight position in preferred securities, combined with favorable selection within that segment, contributed positively to performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$30,000
$20,000
$10,000
$0
Sep-2019
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

Westwood Income Opportunity Fund - C Class Shares - $13,531

Bloomberg U.S. Aggregate Bond Index - $10,451

Russell 3000® Index - $25,019

S&P 500® Index - $25,903

	Westwood Income Opportunity Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000	$10,000	$10,000	$10,000
Oct-2019	$10,123	$9,959	$10,475	$10,479	$10,165
Oct-2020	$10,479	$10,575	$11,538	$11,497	$11,004
Oct-2021	$12,159	$10,524	$16,603	$16,431	$12,694
Oct-2022	$10,243	$8,874	$13,861	$14,030	$10,797
Oct-2023	$10,386	$8,905	$15,022	$15,453	$11,262
Oct-2024	$12,329	$9,844	$20,709	$21,328	$13,621
Oct-2025	$13,531	$10,451	$25,019	$25,903	$15,287

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Income Opportunity Fund - C Class Shares
Without CDSC	9.74%	5.24%	5.03%
With CDSC	8.74%	5.24%	5.03%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	0.72%
Russell 3000® Index	20.81%	16.74%	16.06%
S&P 500® Index	21.45%	17.64%	16.71%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	12.23%	6.80%	7.10%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

Fund Statistics

  Net Assets$548,481,637
  Number of Portfolio Holdings144
  Advisory Fee (net of waivers)$3,416,819
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.7%
Common Stocks	45.8%
Convertible Bonds	4.5%
Corporate Bonds	30.7%
Exchange-Traded Funds	3.2%
Foreign Governments	0.8%
Money Market Funds	1.3%
Preferred Stocks	2.0%
U.S. Government & Agencies	9.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Foreign Governments	0.8%
Money Market Funds	1.3%
Consumer Discretionary	1.6%
Materials	1.8%
Collateralized Mortgage Obligations	2.7%
Exchange-Traded Funds	3.2%
Consumer Staples	3.6%
Real Estate	5.0%
Utilities	5.5%
Health Care	6.6%
Industrials	6.6%
Energy	6.6%
Communications	7.8%
U.S. Government & Agencies	8.9%
Technology	13.7%
Financials	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.6%
Microsoft Corporation	2.3%
Gilead Sciences, Inc.	1.9%
Micron Technology, Inc.	1.9%
Wells Fargo & Company	1.6%
NVIDIA Corporation	1.6%
Kratos Defense & Security Solutions, Inc.	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Bonds	1.6%
JPMorgan Nasdaq Equity Premium Income ETF	1.5%

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Income Opportunity Fund - C Class Shares (WWICX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WWICX

Westwood Income Opportunity Fund

Ultra Shares (WHGOX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$78	0.74%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund underperformed its representative benchmark. Equity markets benefited from renewed monetary easing as the Federal Reserve resumed its cutting cycle, supported by strong tech-led earnings despite intermittent volatility related to tariffs, geopolitical tensions, sector rotations and slowing growth. In fixed income, corporate credit remained resilient, with both investment-grade and high-yield issuers outperforming government bonds.

Within the equity sleeve, an overweight allocation to underperforming REITs was the main detractor, as these holdings lagged the broader equity market. Stock selection contributed positively and helped offset a portion of this relative underperformance.

Within fixed income, strong security selection further mitigated equity-driven underperformance. Performance was supported by both selection and an overweight allocation to corporate issuers, particularly investment-grade names. In addition, an overweight position in preferred securities, combined with favorable selection within that segment, contributed positively to performance.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,750,000
$1,500,000
$1,250,000
$1,000,000
$750,000
Nov-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Income Opportunity Fund - Ultra Shares - $1,296,227
Bloomberg U.S. Aggregate Bond Index - $1,135,952
Russell 3000® Index - $1,715,489
S&P 500® Index - $1,748,554
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index - $1,355,575

	Westwood Income Opportunity Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2023	$975,331	$967,964	$1,030,037	$1,043,134	$998,636
Oct-2024	$1,169,078	$1,070,048	$1,419,959	$1,439,702	$1,207,843
Oct-2025	$1,296,227	$1,135,952	$1,715,489	$1,748,554	$1,355,575

Average Annual Total Returns as of 10/31/2025

	1 Year	Since Inception (November 30, 2022)
Westwood Income Opportunity Fund - Ultra Shares	10.88%	9.30%
Bloomberg U.S. Aggregate Bond Index	6.16%	4.47%
Russell 3000® Index	20.81%	20.32%
S&P 500® Index	21.45%	21.11%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	12.23%	11.60%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/income-opportunity-fund/ for current month-end performance.

Fund Statistics

  Net Assets$548,481,637
  Number of Portfolio Holdings144
  Advisory Fee (net of waivers)$3,416,819
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.7%
Common Stocks	45.8%
Convertible Bonds	4.5%
Corporate Bonds	30.7%
Exchange-Traded Funds	3.2%
Foreign Governments	0.8%
Money Market Funds	1.3%
Preferred Stocks	2.0%
U.S. Government & Agencies	9.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Foreign Governments	0.8%
Money Market Funds	1.3%
Consumer Discretionary	1.6%
Materials	1.8%
Collateralized Mortgage Obligations	2.7%
Exchange-Traded Funds	3.2%
Consumer Staples	3.6%
Real Estate	5.0%
Utilities	5.5%
Health Care	6.6%
Industrials	6.6%
Energy	6.6%
Communications	7.8%
U.S. Government & Agencies	8.9%
Technology	13.7%
Financials	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.6%
Microsoft Corporation	2.3%
Gilead Sciences, Inc.	1.9%
Micron Technology, Inc.	1.9%
Wells Fargo & Company	1.6%
NVIDIA Corporation	1.6%
Kratos Defense & Security Solutions, Inc.	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Bonds	1.6%
JPMorgan Nasdaq Equity Premium Income ETF	1.5%

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Income Opportunity Fund - Ultra Shares (WHGOX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/income-opportunity-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WHGOX

Westwood Multi-Asset Income Fund

Institutional Shares (WHGHX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.26%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Multi-Asset Income Fund outperformed its representative benchmark. Equity markets benefited from renewed monetary easing as the Federal Reserve resumed its cutting cycle, supported by strong tech-led earnings despite intermittent volatility related to tariffs, geopolitical tensions, sector rotations and slowing growth. In fixed income, corporate credit remained resilient, with both investment-grade and high-yield issuers outperforming government bonds.

The Fund’s outperformance was primarily driven by strong security selection within the fixed income sleeve. An overweight allocation to high-yield securities contributed meaningfully to returns, while investment-grade positions also added positively.

Within the equity sleeve, an overweight allocation to underperforming REITs was the main detractor, as these holdings lagged the broader equity market. Stock selection contributed positively and helped offset a portion of this relative underperformance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$400,000
$300,000
$200,000
$100,000
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Multi-Asset Income Fund - Institutional Shares - $176,056
Bloomberg U.S. Aggregate Bond Index - $120,707
Russell 3000® Index - $373,429
S&P 500® Index - $391,957
Westwood -80%Bloom US Agg/20%S&P500TR - $155,294

	Westwood Multi-Asset Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood -80%Bloom US Agg/20%S&P500TR
Oct-2015	$100,000	$100,000	$100,000	$100,000	$100,000
Oct-2016	$104,750	$104,370	$104,243	$104,509	$104,475
Oct-2017	$110,275	$105,312	$129,240	$129,207	$109,849
Oct-2018	$112,395	$103,150	$137,765	$138,699	$109,706
Oct-2019	$119,423	$115,021	$156,349	$158,569	$123,264
Oct-2020	$127,951	$122,138	$172,215	$173,967	$132,287
Oct-2021	$148,031	$121,554	$247,816	$248,623	$141,818
Oct-2022	$129,704	$102,491	$206,882	$212,297	$120,176
Oct-2023	$135,248	$102,856	$224,219	$233,830	$122,978
Oct-2024	$160,906	$113,704	$309,098	$322,725	$142,229
Oct-2025	$176,056	$120,707	$373,429	$391,957	$155,294

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - Institutional Shares	9.42%	6.59%	5.82%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Westwood -80%Bloom US Agg/20%S&P500TR	9.19%	3.26%	4.50%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/multi-asset-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$103,918,772
  Number of Portfolio Holdings146
  Advisory Fee (net of waivers)$42,944
  Portfolio Turnover66%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.3%
Common Stocks	19.7%
Convertible Bonds	4.8%
Corporate Bonds	60.7%
Exchange-Traded Funds	1.8%
Foreign Governments	1.5%
Money Market Funds	3.2%
Preferred Stocks	2.3%
U.S. Government & Agencies	3.6%
Warrant	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 15.4%
Communications 13.1%
Energy 11.3%
Technology 10.0%
Industrials 9.8%
Real Estate 9.1%
Consumer Discretionary 7.8%
Health Care 4.5%
U.S. Government & Agencies 3.5%
Money Market Funds 3.1%
Collateralized Mortgage Obligations 2.2%
Materials 2.0%
Exchange-Traded Funds 1.8%
Consumer Staples 1.8%
Foreign Governments 1.5%
Utilities 1.4%
Other Assets in Excess of Liabilities 1.7%

Value	Value
Other Assets in Excess of Liabilities	1.7%
Utilities	1.4%
Foreign Governments	1.5%
Consumer Staples	1.8%
Exchange-Traded Funds	1.8%
Materials	2.0%
Collateralized Mortgage Obligations	2.2%
Money Market Funds	3.1%
U.S. Government & Agencies	3.5%
Health Care	4.5%
Consumer Discretionary	7.8%
Real Estate	9.1%
Industrials	9.8%
Technology	10.0%
Energy	11.3%
Communications	13.1%
Financials	15.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Ultra Long Term U.S. Treasury Bond Future	7.4%
10-Year U.S. Treasury Note Future	4.1%
CME Euro Foreign Exchange Currency Future	2.1%
Northern Oil & Gas, Inc., 7.875%, due 10/15/33	1.2%
Alphabet, Inc.	1.2%
Kratos Defense & Security Solutions, Inc.	1.2%
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10.000%, due 11/15/29	1.2%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.1%
Community Health Systems, Inc., 10.875%, due 01/15/32	1.0%
Muvico, LLC, 15.000%, due 02/19/29	1.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Westwood Multi-Asset Income Fund - Institutional Shares (WHGHX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/multi-asset-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WHGHX

Westwood Multi-Asset Income Fund

A Class Shares (WSDAX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$53	0.51%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Multi-Asset Income Fund underperformed its representative benchmark. Equity markets benefited from renewed monetary easing as the Federal Reserve resumed its cutting cycle, supported by strong tech-led earnings despite intermittent volatility related to tariffs, geopolitical tensions, sector rotations and slowing growth. In fixed income, corporate credit remained resilient, with both investment-grade and high-yield issuers outperforming government bonds.

The Fund’s underperformance was driven primarily by the equity sleeve, as an overweight allocation to underperforming REITs lagged the broader equity market. Stock selection within the sleeve helped offset a portion of this relative underperformance,

Within the fixed income sleeve, strong security selection and an overweight allocation to high-yield securities contributed meaningfully to returns, leading to relative outperformance. Corporate and non-government securities were the largest detractors from performance in the fixed income sleeve, mitigating a portion of the overall outperformance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Multi-Asset Income Fund - A Class Shares - $16,700
Bloomberg U.S. Aggregate Bond Index - $12,071
Russell 3000® Index - $37,343
S&P 500® Index - $39,196
Westwood -80%Bloom US Agg/20%S&P500TR - $15,529

	Westwood Multi-Asset Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood -80%Bloom US Agg/20%S&P500TR
Oct-2015	$9,698	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,134	$10,437	$10,424	$10,451	$10,447
Oct-2017	$10,641	$10,531	$12,924	$12,921	$10,985
Oct-2018	$10,844	$10,315	$13,776	$13,870	$10,971
Oct-2019	$11,487	$11,502	$15,635	$15,857	$12,326
Oct-2020	$12,292	$12,214	$17,222	$17,397	$13,229
Oct-2021	$14,177	$12,155	$24,782	$24,862	$14,182
Oct-2022	$12,400	$10,249	$20,688	$21,230	$12,018
Oct-2023	$12,884	$10,286	$22,422	$23,383	$12,298
Oct-2024	$15,298	$11,370	$30,910	$32,272	$14,223
Oct-2025	$16,700	$12,071	$37,343	$39,196	$15,529

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - A Class Shares	9.16%	6.32%	5.59%
With Load	5.88%	5.67%	5.26%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%
Westwood -80%Bloom US Agg/20%S&P500TR	9.19%	3.26%	4.50%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/multi-asset-income-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$103,918,772
  Number of Portfolio Holdings146
  Advisory Fee (net of waivers)$42,944
  Portfolio Turnover66%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.3%
Common Stocks	19.7%
Convertible Bonds	4.8%
Corporate Bonds	60.7%
Exchange-Traded Funds	1.8%
Foreign Governments	1.5%
Money Market Funds	3.2%
Preferred Stocks	2.3%
U.S. Government & Agencies	3.6%
Warrant	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Utilities	1.4%
Foreign Governments	1.5%
Consumer Staples	1.8%
Exchange-Traded Funds	1.8%
Materials	2.0%
Collateralized Mortgage Obligations	2.2%
Money Market Funds	3.1%
U.S. Government & Agencies	3.5%
Health Care	4.5%
Consumer Discretionary	7.8%
Real Estate	9.1%
Industrials	9.8%
Technology	10.0%
Energy	11.3%
Communications	13.1%
Financials	15.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Ultra Long Term U.S. Treasury Bond Future	7.4%
10-Year U.S. Treasury Note Future	4.1%
CME Euro Foreign Exchange Currency Future	2.1%
Northern Oil & Gas, Inc., 7.875%, due 10/15/33	1.2%
Alphabet, Inc.	1.2%
Kratos Defense & Security Solutions, Inc.	1.2%
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10.000%, due 11/15/29	1.2%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.1%
Community Health Systems, Inc., 10.875%, due 01/15/32	1.0%
Muvico, LLC, 15.000%, due 02/19/29	1.0%

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Westwood Multi-Asset Income Fund - A Class Shares (WSDAX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/multi-asset-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WSDAX

Westwood Alternative Income Fund

Institutional Shares (WMNIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$92	0.89%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Alternative Income Fund outperformed its benchmark for the period. The U.S. convertible bond market benefited from a more constructive equity backdrop, improving valuations and a gradual easing of interest rate pressures as the Federal Reserve resumed its cutting cycle. New issuance activity remained steady, supported by companies seeking flexible financing structures amid uneven corporate earnings trends and elevated market volatility. Credit conditions were generally stable, though spreads stayed relatively tight, reinforcing demand for higher-quality issuers. Against this backdrop, convertible securities delivered competitive risk-adjusted returns as both their equity sensitivity and income characteristics were rewarded in a shifting macro environment.

The Fund’s outperformance was driven primarily by strong results from the convertible arbitrage sleeve. Performance also benefited from net long equity exposure, rising convertible valuations and favorable credit spread positioning.

Within the yield bucket, the Fund allowed bonds to roll off without replacement, as compressed credit spreads did not present attractive risk-reward opportunities relative to other allocations.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$175,000
$150,000
$125,000
$100,000
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Alternative Income Fund - Institutional Shares - $150,938
Bloomberg U.S. Aggregate Bond Index - $120,707
FTSE 1-Month Treasury Bill Index - $123,112

	Westwood Alternative Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$103,616	$104,370	$100,175
Oct-2017	$105,849	$105,312	$100,844
Oct-2018	$104,693	$103,150	$102,473
Oct-2019	$111,569	$115,021	$104,845
Oct-2020	$118,759	$122,138	$105,587
Oct-2021	$126,340	$121,554	$105,633
Oct-2022	$122,482	$102,491	$106,525
Oct-2023	$127,965	$102,856	$111,690
Oct-2024	$139,980	$113,704	$117,844
Oct-2025	$150,938	$120,707	$123,112

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Alternative Income Fund - Institutional Shares	7.83%	4.91%	4.20%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
FTSE 1-Month Treasury Bill Index	4.47%	3.12%	2.10%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$132,630,966
  Number of Portfolio Holdings130
  Advisory Fee (net of waivers)$816,470
  Portfolio Turnover89%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.5%
Convertible Bonds	87.0%
Corporate Bonds	7.7%
Money Market Funds	4.8%
Purchased Option Contracts	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 34.8%
Industrials 19.0%
Health Care 11.0%
Consumer Discretionary 9.0%
Communications 5.5%
Money Market Funds 4.8%
Materials 4.1%
Energy 4.0%
Financials 3.8%
Utilities 2.7%
Real Estate 1.7%
Consumer Staples 1.6%
Liabilities in Excess of Other Assets -2.0%

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Consumer Staples	1.6%
Real Estate	1.7%
Utilities	2.7%
Financials	3.8%
Energy	4.0%
Materials	4.1%
Money Market Funds	4.8%
Communications	5.5%
Consumer Discretionary	9.0%
Health Care	11.0%
Industrials	19.0%
Technology	34.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
5-Year U.S. Treasury Note Future	4.7%
Snowflake, Inc., 0.000%, due 10/1/29	2.8%
Advanced Energy Industries, Inc., 2.500%, due 09/15/28	2.7%
Alibaba Group Holding Ltd., 0.500%, due 06/1/31	2.7%
Alnylam Pharmaceuticals, Inc., 1.000%, due 09/15/27	2.6%
Parsons Corporation, 2.625%, due 03/1/29	2.6%
Western Digital Corporation, 3.000%, due 11/15/28	2.4%
OSI Systems, Inc., 2.250%, due 08/1/29	2.4%
Seagate HDD Cayman, 3.500%, due 06/1/28	2.4%
Ionis Pharmaceuticals, Inc., 1.750%, due 06/15/28	2.3%

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Alternative Income Fund - Institutional Shares (WMNIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WMNIX

Westwood Alternative Income Fund

A Class Shares (WMNAX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$114	1.10%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Alternative Income Fund outperformed its benchmark for the period. The U.S. convertible bond market benefited from a more constructive equity backdrop, improving valuations and a gradual easing of interest rate pressures as the Federal Reserve resumed its cutting cycle. New issuance activity remained steady, supported by companies seeking flexible financing structures amid uneven corporate earnings trends and elevated market volatility. Credit conditions were generally stable, though spreads stayed relatively tight, reinforcing demand for higher-quality issuers. Against this backdrop, convertible securities delivered competitive risk-adjusted returns as both their equity sensitivity and income characteristics were rewarded in a shifting macro environment.

The Fund’s outperformance was driven primarily by strong results from the convertible arbitrage sleeve. Performance also benefited from net long equity exposure, rising convertible valuations and favorable credit spread positioning.

Within the yield bucket, the Fund allowed bonds to roll off without replacement, as compressed credit spreads did not present attractive risk-reward opportunities relative to other allocations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$15,000
$10,000
$5,000
Mar-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Alternative Income Fund - A Class Shares - $13,162
Bloomberg U.S. Aggregate Bond Index - $10,186
FTSE 1-Month Treasury Bill Index - $11,666

	Westwood Alternative Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Mar-2020	$9,702	$10,000	$10,000
Oct-2020	$10,415	$10,307	$10,006
Oct-2021	$11,057	$10,258	$10,010
Oct-2022	$10,719	$8,649	$10,094
Oct-2023	$11,174	$8,680	$10,584
Oct-2024	$12,216	$9,595	$11,167
Oct-2025	$13,162	$10,186	$11,666

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	Since Inception (March 31, 2020)
Westwood Alternative Income Fund - A Class Shares
Without Load	7.74%	4.79%	5.61%
With Load*	4.50%	4.16%	5.04%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	0.33%
FTSE 1-Month Treasury Bill Index	4.47%	3.12%	2.80%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$132,630,966
  Number of Portfolio Holdings130
  Advisory Fee (net of waivers)$816,470
  Portfolio Turnover89%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.5%
Convertible Bonds	87.0%
Corporate Bonds	7.7%
Money Market Funds	4.8%
Purchased Option Contracts	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Consumer Staples	1.6%
Real Estate	1.7%
Utilities	2.7%
Financials	3.8%
Energy	4.0%
Materials	4.1%
Money Market Funds	4.8%
Communications	5.5%
Consumer Discretionary	9.0%
Health Care	11.0%
Industrials	19.0%
Technology	34.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
5-Year U.S. Treasury Note Future	4.7%
Snowflake, Inc., 0.000%, due 10/1/29	2.8%
Advanced Energy Industries, Inc., 2.500%, due 09/15/28	2.7%
Alibaba Group Holding Ltd., 0.500%, due 06/1/31	2.7%
Alnylam Pharmaceuticals, Inc., 1.000%, due 09/15/27	2.6%
Parsons Corporation, 2.625%, due 03/1/29	2.6%
Western Digital Corporation, 3.000%, due 11/15/28	2.4%
OSI Systems, Inc., 2.250%, due 08/1/29	2.4%
Seagate HDD Cayman, 3.500%, due 06/1/28	2.4%
Ionis Pharmaceuticals, Inc., 1.750%, due 06/15/28	2.3%

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Alternative Income Fund - A Class Shares (WMNAX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WMNAX

Westwood Alternative Income Fund

Ultra Shares (WMNUX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$88	0.85%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Alternative Income Fund outperformed its benchmark for the period. The U.S. convertible bond market benefited from a more constructive equity backdrop, improving valuations and a gradual easing of interest rate pressures as the Federal Reserve resumed its cutting cycle. New issuance activity remained steady, supported by companies seeking flexible financing structures amid uneven corporate earnings trends and elevated market volatility. Credit conditions were generally stable, though spreads stayed relatively tight, reinforcing demand for higher-quality issuers. Against this backdrop, convertible securities delivered competitive risk-adjusted returns as both their equity sensitivity and income characteristics were rewarded in a shifting macro environment.

The Fund’s outperformance was driven primarily by strong results from the convertible arbitrage sleeve. Performance also benefited from net long equity exposure, rising convertible valuations and favorable credit spread positioning.

Within the yield bucket, the Fund allowed bonds to roll off without replacement, as compressed credit spreads did not present attractive risk-reward opportunities relative to other allocations.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,750,000
$1,500,000
$1,250,000
$1,000,000
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Alternative Income Fund - Ultra Shares - $1,525,751
Bloomberg U.S. Aggregate Bond Index - $1,207,067
FTSE 1-Month Treasury Bill Index - $1,231,115

	Westwood Alternative Income Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Oct-2015	$1,000,000	$1,000,000	$1,000,000
Oct-2016	$1,037,340	$1,043,702	$1,001,755
Oct-2017	$1,061,346	$1,053,120	$1,008,444
Oct-2018	$1,050,562	$1,031,496	$1,024,729
Oct-2019	$1,120,288	$1,150,215	$1,048,453
Oct-2020	$1,193,555	$1,221,380	$1,055,873
Oct-2021	$1,268,282	$1,215,540	$1,056,330
Oct-2022	$1,234,170	$1,024,913	$1,065,250
Oct-2023	$1,289,734	$1,028,563	$1,116,901
Oct-2024	$1,412,515	$1,137,038	$1,178,440
Oct-2025	$1,525,751	$1,207,067	$1,231,115

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Alternative Income Fund - Ultra Shares	8.02%	5.03%	4.32%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
FTSE 1-Month Treasury Bill Index	4.47%	3.12%	2.10%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/alternative-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$132,630,966
  Number of Portfolio Holdings130
  Advisory Fee (net of waivers)$816,470
  Portfolio Turnover89%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.5%
Convertible Bonds	87.0%
Corporate Bonds	7.7%
Money Market Funds	4.8%
Purchased Option Contracts	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Consumer Staples	1.6%
Real Estate	1.7%
Utilities	2.7%
Financials	3.8%
Energy	4.0%
Materials	4.1%
Money Market Funds	4.8%
Communications	5.5%
Consumer Discretionary	9.0%
Health Care	11.0%
Industrials	19.0%
Technology	34.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
5-Year U.S. Treasury Note Future	4.7%
Snowflake, Inc., 0.000%, due 10/1/29	2.8%
Advanced Energy Industries, Inc., 2.500%, due 09/15/28	2.7%
Alibaba Group Holding Ltd., 0.500%, due 06/1/31	2.7%
Alnylam Pharmaceuticals, Inc., 1.000%, due 09/15/27	2.6%
Parsons Corporation, 2.625%, due 03/1/29	2.6%
Western Digital Corporation, 3.000%, due 11/15/28	2.4%
OSI Systems, Inc., 2.250%, due 08/1/29	2.4%
Seagate HDD Cayman, 3.500%, due 06/1/28	2.4%
Ionis Pharmaceuticals, Inc., 1.750%, due 06/15/28	2.3%

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Westwood Alternative Income Fund - Ultra Shares (WMNUX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/alternative-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WMNUX

Westwood Salient MLP & Energy Infrastructure Fund

Institutional Shares (SMLPX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$109	1.05%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark. The midstream energy sector experienced a period of elevated volatility driven by shifting oil and gas fundamentals, geopolitical uncertainty and changes in OPEC Plus production policy. Despite these headwinds, midstream companies generally demonstrated resilient cash flow profiles supported by long-term contracted volumes, growing LNG export activity and continued buildout of North American infrastructure. The sector also benefited from increased demand associated with the expansion of data centers and artificial intelligence-related power needs. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Allocation to two subsectors not represented in the benchmark, Oilfield Services and Equipment and Renewable Infrastructure, were the top contributors to performance. Strong stock selection within the LNG subsector further supported relative performance.

The Gathering and Processing subsector was the largest detractor for the period, with stock selection being the primary driver of underperformance. An underweight allocation to and stock selection within Crude and Refined Products relative to the benchmark also detracted from performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$400,000
$300,000
$200,000
$100,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares - $182,430
Alerian Midstream Energy Select Index - $264,627
Alerian MLP Index Trust - $197,986
S&P 500® Index - $391,957

	Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$97,954	$111,742	$98,201	$104,509
Oct-2017	$95,171	$118,296	$94,877	$129,207
Oct-2018	$91,771	$111,145	$95,518	$138,699
Oct-2019	$89,247	$115,546	$89,446	$158,569
Oct-2020	$62,920	$77,805	$51,415	$173,967
Oct-2021	$105,355	$140,959	$95,475	$248,623
Oct-2022	$117,681	$161,420	$124,297	$212,297
Oct-2023	$122,802	$171,708	$144,932	$233,830
Oct-2024	$170,215	$243,531	$177,226	$322,725
Oct-2025	$182,430	$264,627	$197,986	$391,957

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	7.18%	23.73%	6.20%
Alerian Midstream Energy Select Index	8.66%	27.74%	10.22%
Alerian MLP Index Trust	11.71%	30.95%	7.07%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,206,869,380
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$10,831,551
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Gathering & Processing 23.1%
Natural Gas Liquids Infrastructure 23.0%
Natural Gas Pipelines 21.5%
Crude & Refined Products 15.6%
Liquefied Natural Gas 5.9%
Affiliated Exchange-Traded Funds 4.1%
Renewable Energy Infrastructure 4.0%
Oilfield Services & Equipment 1.5%
Exploration & Production 0.7%
Money Market Funds 0.2%
Other Assets in Excess of Liabilities 0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.2%
Exploration & Production	0.7%
Oilfield Services & Equipment	1.5%
Renewable Energy Infrastructure	4.0%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	5.9%
Crude & Refined Products	15.6%
Natural Gas Pipelines	21.5%
Natural Gas Liquids Infrastructure	23.0%
Gathering & Processing	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.5%
Kinder Morgan, Inc.	8.9%
DT Midstream, Inc.	7.8%
Williams Companies, Inc. (The)	7.1%
TC Energy Corporation	5.5%
Enbridge, Inc.	5.3%
Cheniere Energy, Inc.	5.0%
Enterprise Products Partners, L.P.	4.8%
MPLX, L.P.	4.8%
Keyera Corporation	4.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares (SMLPX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-SMLPX

Westwood Salient MLP & Energy Infrastructure Fund

A Class Shares (SMAPX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$133	1.29%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark. The midstream energy sector experienced a period of elevated volatility driven by shifting oil and gas fundamentals, geopolitical uncertainty and changes in OPEC Plus production policy. Despite these headwinds, midstream companies generally demonstrated resilient cash flow profiles supported by long-term contracted volumes, growing LNG export activity and continued buildout of North American infrastructure. The sector also benefited from increased demand associated with the expansion of data centers and artificial intelligence-related power needs. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Allocation to two subsectors not represented in the benchmark, Oilfield Services and Equipment and Renewable Infrastructure, were the top contributors to performance. Strong stock selection within the LNG subsector further supported relative performance.

The Gathering and Processing subsector was the largest detractor for the period, with stock selection being the primary driver of underperformance. An underweight allocation to and stock selection within Crude and Refined Products relative to the benchmark also detracted from performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

$40,000
$30,000
$20,000
$10,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares - $16,848
Alerian Midstream Energy Select Index - $26,463
Alerian MLP Index Trust - $19,799
S&P 500® Index - $39,196

	Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Oct-2015	$9,446	$10,000	$10,000	$10,000
Oct-2016	$9,237	$11,174	$9,820	$10,451
Oct-2017	$8,952	$11,830	$9,488	$12,921
Oct-2018	$8,616	$11,114	$9,552	$13,870
Oct-2019	$8,361	$11,555	$8,945	$15,857
Oct-2020	$5,885	$7,781	$5,141	$17,397
Oct-2021	$9,823	$14,096	$9,547	$24,862
Oct-2022	$10,942	$16,142	$12,430	$21,230
Oct-2023	$11,399	$17,171	$14,493	$23,383
Oct-2024	$15,752	$24,353	$17,723	$32,272
Oct-2025	$16,848	$26,463	$19,799	$39,196

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Without Load	6.96%	23.41%	5.96%
With Load*	2.69%	22.03%	5.36%
Alerian Midstream Energy Select Index	8.66%	27.74%	10.22%
Alerian MLP Index Trust	11.71%	30.95%	7.07%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$1,206,869,380
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$10,831,551
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.2%
Exploration & Production	0.7%
Oilfield Services & Equipment	1.5%
Renewable Energy Infrastructure	4.0%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	5.9%
Crude & Refined Products	15.6%
Natural Gas Pipelines	21.5%
Natural Gas Liquids Infrastructure	23.0%
Gathering & Processing	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.5%
Kinder Morgan, Inc.	8.9%
DT Midstream, Inc.	7.8%
Williams Companies, Inc. (The)	7.1%
TC Energy Corporation	5.5%
Enbridge, Inc.	5.3%
Cheniere Energy, Inc.	5.0%
Enterprise Products Partners, L.P.	4.8%
MPLX, L.P.	4.8%
Keyera Corporation	4.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares (SMAPX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-SMAPX

Westwood Salient MLP & Energy Infrastructure Fund

C Class Shares (SMFPX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$211	2.05%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark. The midstream energy sector experienced a period of elevated volatility driven by shifting oil and gas fundamentals, geopolitical uncertainty and changes in OPEC Plus production policy. Despite these headwinds, midstream companies generally demonstrated resilient cash flow profiles supported by long-term contracted volumes, growing LNG export activity and continued buildout of North American infrastructure. The sector also benefited from increased demand associated with the expansion of data centers and artificial intelligence-related power needs. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Allocation to two subsectors not represented in the benchmark, Oilfield Services and Equipment and Renewable Infrastructure, were the top contributors to performance. Strong stock selection within the LNG subsector further supported relative performance.

The Gathering and Processing subsector was the largest detractor for the period, with stock selection being the primary driver of underperformance. An underweight allocation to and stock selection within Crude and Refined Products relative to the benchmark also detracted from performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares - $16,521
Alerian Midstream Energy Select Index - $26,463
Alerian MLP Index Trust - $19,799
S&P 500® Index - $39,196

	Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$9,708	$11,174	$9,820	$10,451
Oct-2017	$9,332	$11,830	$9,488	$12,921
Oct-2018	$8,914	$11,114	$9,552	$13,870
Oct-2019	$8,574	$11,555	$8,945	$15,857
Oct-2020	$5,998	$7,781	$5,141	$17,397
Oct-2021	$9,926	$14,096	$9,547	$24,862
Oct-2022	$10,976	$16,142	$12,430	$21,230
Oct-2023	$11,346	$17,171	$14,493	$23,383
Oct-2024	$15,568	$24,353	$17,723	$32,272
Oct-2025	$16,521	$26,463	$19,799	$39,196

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Without CDSC	6.12%	22.46%	5.15%
With CDSC	5.12%	22.46%	5.15%
Alerian Midstream Energy Select Index	8.66%	27.74%	10.22%
Alerian MLP Index Trust	11.71%	30.95%	7.07%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,206,869,380
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$10,831,551
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.2%
Exploration & Production	0.7%
Oilfield Services & Equipment	1.5%
Renewable Energy Infrastructure	4.0%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	5.9%
Crude & Refined Products	15.6%
Natural Gas Pipelines	21.5%
Natural Gas Liquids Infrastructure	23.0%
Gathering & Processing	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.5%
Kinder Morgan, Inc.	8.9%
DT Midstream, Inc.	7.8%
Williams Companies, Inc. (The)	7.1%
TC Energy Corporation	5.5%
Enbridge, Inc.	5.3%
Cheniere Energy, Inc.	5.0%
Enterprise Products Partners, L.P.	4.8%
MPLX, L.P.	4.8%
Keyera Corporation	4.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares (SMFPX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-SMFPX

Westwood Salient MLP & Energy Infrastructure Fund

Ultra Shares (SMRPX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$98	0.95%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark. The midstream energy sector experienced a period of elevated volatility driven by shifting oil and gas fundamentals, geopolitical uncertainty and changes in OPEC Plus production policy. Despite these headwinds, midstream companies generally demonstrated resilient cash flow profiles supported by long-term contracted volumes, growing LNG export activity and continued buildout of North American infrastructure. The sector also benefited from increased demand associated with the expansion of data centers and artificial intelligence-related power needs. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Allocation to two subsectors not represented in the benchmark, Oilfield Services and Equipment and Renewable Infrastructure, were the top contributors to performance. Strong stock selection within the LNG subsector further supported relative performance.

The Gathering and Processing subsector was the largest detractor for the period, with stock selection being the primary driver of underperformance. An underweight allocation to and stock selection within Crude and Refined Products relative to the benchmark also detracted from performance.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$5,000,000
$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
Jan-2016
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares - $2,415,729
Alerian Midstream Energy Select Index - $3,115,965
Alerian MLP Index Trust - $2,198,434
S&P 500® Index - $4,031,351

	Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Jan-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2016	$1,288,387	$1,315,758	$1,090,423	$1,074,895
Oct-2017	$1,252,457	$1,392,935	$1,053,510	$1,328,918
Oct-2018	$1,208,627	$1,308,727	$1,060,627	$1,426,544
Oct-2019	$1,176,266	$1,360,544	$993,204	$1,630,913
Oct-2020	$831,752	$916,151	$570,910	$1,789,283
Oct-2021	$1,390,665	$1,659,790	$1,060,154	$2,557,135
Oct-2022	$1,554,379	$1,900,716	$1,380,199	$2,183,511
Oct-2023	$1,623,516	$2,021,854	$1,609,321	$2,404,980
Oct-2024	$2,252,081	$2,867,565	$1,967,921	$3,319,283
Oct-2025	$2,415,729	$3,115,965	$2,198,434	$4,031,351

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	Since Inception (January 4, 2016)
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	7.27%	23.77%	9.39%
Alerian Midstream Energy Select Index	8.66%	27.74%	12.26%
Alerian MLP Index Trust	11.71%	30.95%	8.35%
S&P 500® Index	21.45%	17.64%	15.25%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,206,869,380
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$10,831,551
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.2%
Exploration & Production	0.7%
Oilfield Services & Equipment	1.5%
Renewable Energy Infrastructure	4.0%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	5.9%
Crude & Refined Products	15.6%
Natural Gas Pipelines	21.5%
Natural Gas Liquids Infrastructure	23.0%
Gathering & Processing	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.5%
Kinder Morgan, Inc.	8.9%
DT Midstream, Inc.	7.8%
Williams Companies, Inc. (The)	7.1%
TC Energy Corporation	5.5%
Enbridge, Inc.	5.3%
Cheniere Energy, Inc.	5.0%
Enterprise Products Partners, L.P.	4.8%
MPLX, L.P.	4.8%
Keyera Corporation	4.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares (SMRPX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-SMRPX

Westwood Real Estate Income Fund

Institutional Shares (KIFYX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$84	0.85%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Real Estate Income Fund underperformed its benchmark. The REIT common equity and REIT preferred markets navigated a challenging environment shaped by interest rate volatility, uneven sector fundamentals and shifting expectations for economic growth. Office and Industrial properties continued to face headwinds from oversupply, evolving work patterns and slower leasing activity, while Residential and Retail sectors showed more stability amid steady demand and improving consumer trends. Preferred securities remained comparatively resilient, supported by their income profiles and strong issuer balance sheets, even as common equity valuations fluctuated in response to changes in Treasury yields and policy signals.

REIT preferred securities remained relatively stable despite the broader sector uncertainty and were the largest contributor to relative performance. Strong selection within preferreds drove results and contributed positively to performance.

The Fund’s allocation to common equity was the largest detractor from performance, as the off-benchmark exposure detracted from relative performance for the period.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$175,000
$150,000
$125,000
$100,000
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Real Estate Income Fund - Institutional Shares - $149,039
Bloomberg U.S. Aggregate Bond Index - $120,707
ICE BofA Fixed Rate Preferred Securities Index - $150,050

	Westwood Real Estate Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$110,421	$104,370	$107,230
Oct-2017	$114,396	$105,312	$114,282
Oct-2018	$111,558	$103,150	$112,872
Oct-2019	$124,384	$115,021	$127,284
Oct-2020	$109,349	$122,138	$132,415
Oct-2021	$137,123	$121,554	$140,728
Oct-2022	$115,971	$102,491	$117,783
Oct-2023	$120,824	$102,856	$120,418
Oct-2024	$152,092	$113,704	$144,981
Oct-2025	$149,039	$120,707	$150,050

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - Institutional Shares	-2.01%	6.39%	4.07%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA Fixed Rate Preferred Securities Index	3.50%	2.53%	4.14%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/real-estate-income-fund/ for current month-end performance.

Fund Statistics

  Net Assets$257,989,293
  Number of Portfolio Holdings52
  Advisory Fee $1,824,271
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	22.8%
Money Market Funds	5.4%
Preferred Stocks	71.8%

What did the Fund invest in?

Industry Weighting (% of net assets)

Hotels 18.2%
Residential 10.6%
Specialized 7.6%
Storage 6.3%
Diversified 6.3%
Office 5.8%
Money Market Funds 5.4%
Retail 4.6%
Shopping Centers 4.2%
Data Centers 4.2%
Home Construction 4.1%
Mortgage 4.0%
Banking 3.9%
Industrial 3.5%
Healthcare 3.0%
Specialty Finance 2.9%
Other Industries 5.8%

Value	Value
Other Industries	5.8%
Specialty Finance	2.9%
Healthcare	3.0%
Industrial	3.5%
Banking	3.9%
Mortgage	4.0%
Home Construction	4.1%
Data Centers	4.2%
Shopping Centers	4.2%
Retail	4.6%
Money Market Funds	5.4%
Office	5.8%
Diversified	6.3%
Storage	6.3%
Specialized	7.6%
Residential	10.6%
Hotels	18.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hovnanian Enterprises, Inc., 7.63% - Series A	4.1%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	4.0%
CTO Realty Growth, Inc., 6.38% - Series A	3.6%
RLJ Lodging Trust, 7.80% - Series A	3.6%
LXP Industrial Trust, 6.50% - Series C	3.5%
Pebblebrook Hotel Trust, 5.70% - Series H	3.3%
EPR Properties, 9.00% - Series E	3.3%
National Storage Affiliates Trust, 6.00% - Series A	3.3%
COPT Defense Properties	3.3%
Saul Centers, Inc., 6.13% - Series D	3.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Westwood Real Estate Income Fund - Institutional Shares (KIFYX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/real-estate-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-KIFYX

Westwood Real Estate Income Fund

A Class Shares (KIFAX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$113	1.14%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Real Estate Income Fund underperformed its benchmark. The REIT common equity and REIT preferred markets navigated a challenging environment shaped by interest rate volatility, uneven sector fundamentals and shifting expectations for economic growth. Office and Industrial properties continued to face headwinds from oversupply, evolving work patterns and slower leasing activity, while Residential and Retail sectors showed more stability amid steady demand and improving consumer trends. Preferred securities remained comparatively resilient, supported by their income profiles and strong issuer balance sheets, even as common equity valuations fluctuated in response to changes in Treasury yields and policy signals.

REIT preferred securities remained relatively stable despite the broader sector uncertainty and were the largest contributor to relative performance. Strong selection within preferreds drove results and contributed positively to performance.

The Fund’s allocation to common equity was the largest detractor from performance, as the off-benchmark exposure detracted from relative performance for the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
$5,000
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Real Estate Income Fund - A Class Shares - $13,547
Bloomberg U.S. Aggregate Bond Index - $12,071
ICE BofA Fixed Rate Preferred Securities Index - $15,005

	Westwood Real Estate Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Oct-2015	$9,425	$10,000	$10,000
Oct-2016	$10,363	$10,437	$10,723
Oct-2017	$10,696	$10,531	$11,428
Oct-2018	$10,394	$10,315	$11,287
Oct-2019	$11,542	$11,502	$12,728
Oct-2020	$10,106	$12,214	$13,241
Oct-2021	$12,626	$12,155	$14,073
Oct-2022	$10,633	$10,249	$11,778
Oct-2023	$11,051	$10,286	$12,042
Oct-2024	$13,866	$11,370	$14,498
Oct-2025	$13,547	$12,071	$15,005

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - A Class Shares
Without Load	-2.30%	6.04%	3.69%
With Load*	-5.25%	4.79%	3.08%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA Fixed Rate Preferred Securities Index	3.50%	2.53%	4.14%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/real-estate-income-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$257,989,293
  Number of Portfolio Holdings52
  Advisory Fee $1,824,271
  Portfolio Turnover67%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	22.8%
Money Market Funds	5.4%
Preferred Stocks	71.8%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	5.8%
Specialty Finance	2.9%
Healthcare	3.0%
Industrial	3.5%
Banking	3.9%
Mortgage	4.0%
Home Construction	4.1%
Data Centers	4.2%
Shopping Centers	4.2%
Retail	4.6%
Money Market Funds	5.4%
Office	5.8%
Diversified	6.3%
Storage	6.3%
Specialized	7.6%
Residential	10.6%
Hotels	18.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hovnanian Enterprises, Inc., 7.63% - Series A	4.1%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	4.0%
CTO Realty Growth, Inc., 6.38% - Series A	3.6%
RLJ Lodging Trust, 7.80% - Series A	3.6%
LXP Industrial Trust, 6.50% - Series C	3.5%
Pebblebrook Hotel Trust, 5.70% - Series H	3.3%
EPR Properties, 9.00% - Series E	3.3%
National Storage Affiliates Trust, 6.00% - Series A	3.3%
COPT Defense Properties	3.3%
Saul Centers, Inc., 6.13% - Series D	3.1%

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Westwood Real Estate Income Fund - A Class Shares (KIFAX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/real-estate-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-KIFAX

Westwood Broadmark Tactical Growth Fund

Institutional Shares (FTGWX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$132	1.27%

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Growth Fund underperformed its primary and representative benchmarks, the S&P 500® Index and HFRX Equity Hedge Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve cutting rates in September, resuming the easing cycle it started in December 2024. Strong tech-driven earnings drove stock markets to new highs despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

Throughout the reporting period, exposure to the market was consistently trimmed in response to tariff and geopolitical tension-induced volatility, later being increased throughout the end of the second and third quarters. Therefore, key to our discipline, the Fund was able to sidestep some of the decline seen in the S&P 500® Index in the first half of the period.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as the median S&P 500® Index price-earnings ratio reached the historical top quintile coincident with markets hitting all-time highs. Monetary factors and credit conditions improved throughout the period as interest rates declined, the Fed resumed the rate cut cycle and credit spreads narrowed.

The investor sentiment pillar was mixed for the majority of the period, entering negative territory near the end of the period. The momentum pillar followed the same trend, seeing significant deterioration in breadth toward the end of the period, while volume models remained strong.

The team would raise exposure once again if our volume and breadth momentum models improved, in addition to improvement in equity valuation. The team would further decrease exposure if our volume and breadth momentum models weakened further, investor sentiment continued to worsen or monetary policy and credit conditions deteriorated.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$400,000
$300,000
$200,000
$100,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Broadmark Tactical Growth Fund - Institutional Shares - $152,096
HFRX Equity Hedge Index - $155,857
S&P 500® Index - $391,957

	Westwood Broadmark Tactical Growth Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$98,241	$97,429	$104,509
Oct-2017	$111,317	$106,867	$129,207
Oct-2018	$112,435	$103,674	$138,699
Oct-2019	$114,779	$106,974	$158,569
Oct-2020	$122,266	$105,433	$173,967
Oct-2021	$141,512	$127,510	$248,623
Oct-2022	$130,416	$123,236	$212,297
Oct-2023	$131,521	$126,803	$233,830
Oct-2024	$139,994	$141,607	$322,725
Oct-2025	$152,096	$155,857	$391,957

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - Institutional Shares	8.64%	4.46%	4.28%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-growth-fund/ for current month-end performance.

Fund Statistics

  Net Assets$169,386,840
  Number of Portfolio Holdings8
  Advisory Fee $1,805,385
  Portfolio Turnover179%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	67.1%
Money Market Funds	32.9%

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Westwood Broadmark Tactical Growth Fund - Institutional Shares (FTGWX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-FTGWX

Westwood Broadmark Tactical Growth Fund

A Class Shares (FTAGX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$161	1.55%

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Growth Fund underperformed its primary and representative benchmarks, the S&P 500® Index and HFRX Equity Hedge Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve cutting rates in September, resuming the easing cycle it started in December 2024. Strong tech-driven earnings drove stock markets to new highs despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

Throughout the reporting period, exposure to the market was consistently trimmed in response to tariff and geopolitical tension-induced volatility, later being increased throughout the end of the second and third quarters. Therefore, key to our discipline, the Fund was able to sidestep some of the decline seen in the S&P 500® Index in the first half of the period.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as the median S&P 500® Index price-earnings ratio reached the historical top quintile coincident with markets hitting all-time highs. Monetary factors and credit conditions improved throughout the period as interest rates declined, the Fed resumed the rate cut cycle and credit spreads narrowed.

The investor sentiment pillar was mixed for the majority of the period, entering negative territory near the end of the period. The momentum pillar followed the same trend, seeing significant deterioration in breadth toward the end of the period, while volume models remained strong.

The team would raise exposure once again if our volume and breadth momentum models improved, in addition to improvement in equity valuation. The team would further decrease exposure if our volume and breadth momentum models weakened further, investor sentiment continued to worsen or monetary policy and credit conditions deteriorated.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Broadmark Tactical Growth Fund - A Class Shares - $13,788
HFRX Equity Hedge Index - $15,586
S&P 500® Index - $39,196

	Westwood Broadmark Tactical Growth Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2015	$9,426	$10,000	$10,000
Oct-2016	$9,216	$9,743	$10,451
Oct-2017	$10,392	$10,687	$12,921
Oct-2018	$10,453	$10,367	$13,870
Oct-2019	$10,618	$10,697	$15,857
Oct-2020	$11,267	$10,543	$17,397
Oct-2021	$12,990	$12,751	$24,862
Oct-2022	$11,920	$12,324	$21,230
Oct-2023	$11,990	$12,680	$23,383
Oct-2024	$12,726	$14,161	$32,272
Oct-2025	$13,788	$15,586	$39,196

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - A Class Shares
Without Load	8.35%	4.12%	3.88%
With Load*	4.00%	2.90%	3.26%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-growth-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$169,386,840
  Number of Portfolio Holdings8
  Advisory Fee $1,805,385
  Portfolio Turnover179%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	67.1%
Money Market Funds	32.9%

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Westwood Broadmark Tactical Growth Fund - A Class Shares (FTAGX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-FTAGX

Westwood Broadmark Tactical Growth Fund

C Class Shares (FTGOX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$229	2.21%

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Growth Fund underperformed its primary and representative benchmarks, the S&P 500® Index and HFRX Equity Hedge Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve cutting rates in September, resuming the easing cycle it started in December 2024. Strong tech-driven earnings drove stock markets to new highs despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

Throughout the reporting period, exposure to the market was consistently trimmed in response to tariff and geopolitical tension-induced volatility, later being increased throughout the end of the second and third quarters. Therefore, key to our discipline, the Fund was able to sidestep some of the decline seen in the S&P 500® Index in the first half of the period.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as the median S&P 500® Index price-earnings ratio reached the historical top quintile coincident with markets hitting all-time highs. Monetary factors and credit conditions improved throughout the period as interest rates declined, the Fed resumed the rate cut cycle and credit spreads narrowed.

The investor sentiment pillar was mixed for the majority of the period, entering negative territory near the end of the period. The momentum pillar followed the same trend, seeing significant deterioration in breadth toward the end of the period, while volume models remained strong.

The team would raise exposure once again if our volume and breadth momentum models improved, in addition to improvement in equity valuation. The team would further decrease exposure if our volume and breadth momentum models weakened further, investor sentiment continued to worsen or monetary policy and credit conditions deteriorated.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Broadmark Tactical Growth Fund - C Class Shares - $13,804
HFRX Equity Hedge Index - $15,586
S&P 500® Index - $39,196

	Westwood Broadmark Tactical Growth Fund - C Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$9,734	$9,743	$10,451
Oct-2017	$10,924	$10,687	$12,921
Oct-2018	$10,910	$10,367	$13,870
Oct-2019	$11,028	$10,697	$15,857
Oct-2020	$11,639	$10,543	$17,397
Oct-2021	$13,348	$12,751	$24,862
Oct-2022	$12,181	$12,324	$21,230
Oct-2023	$12,166	$12,680	$23,383
Oct-2024	$12,824	$14,161	$32,272
Oct-2025	$13,804	$15,586	$39,196

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - C Class Shares
Without CDSC	7.65%	3.47%	3.28%
With CDSC	6.65%	3.47%	3.28%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-growth-fund/ for current month-end performance.

Fund Statistics

  Net Assets$169,386,840
  Number of Portfolio Holdings8
  Advisory Fee $1,805,385
  Portfolio Turnover179%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	67.1%
Money Market Funds	32.9%

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Westwood Broadmark Tactical Growth Fund - C Class Shares (FTGOX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-growth-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-FTGOX

Westwood Broadmark Tactical Plus Fund

Institutional Shares (SBTIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$134	1.35%

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Plus Fund underperformed its primary and representative benchmarks, the S&P 500® Index and HFRX Equity Hedge Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve cutting rates in September, resuming the easing cycle it started in December 2024. Strong tech-driven earnings drove stock markets to new highs despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

Throughout the reporting period exposure to the market was consistently trimmed in response to tariff and geopolitical tension-induced volatility, later being increased throughout the end of the second and third quarters. The team took opportunistic short positions where possible, with one such case in April in response to deteriorating breadth and volume momentum.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as the median S&P 500® Index price-earnings ratio reached the historical top quintile coincident with the markets hitting all-time highs. Monetary factors and credit conditions improved throughout the period as interest rates declined, the Fed resumed the rate cut cycle and credit spreads narrowed.

The investor sentiment pillar was mixed for most of the period, entering negative territory near the end of the period. The momentum pillar followed the same trend, seeing significant deterioration in breadth toward the end of the period, while volume models remained strong.

The team would raise exposure once again if our volume and breadth momentum models improved, in addition to improvement in equity valuation. The team would further decrease exposure if our volume and breadth momentum models weakened further, investor sentiment continued to worsen or monetary policy and credit conditions deteriorated.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$400,000
$300,000
$200,000
$100,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Broadmark Tactical Plus Fund - Institutional Shares - $145,449
HFRX Equity Hedge Index - $155,857
S&P 500® Index - $391,957

	Westwood Broadmark Tactical Plus Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$95,705	$97,429	$104,509
Oct-2017	$110,089	$106,867	$129,207
Oct-2018	$114,704	$103,674	$138,699
Oct-2019	$121,970	$106,974	$158,569
Oct-2020	$128,231	$105,433	$173,967
Oct-2021	$143,751	$127,510	$248,623
Oct-2022	$140,273	$123,236	$212,297
Oct-2023	$147,206	$126,803	$233,830
Oct-2024	$147,812	$141,607	$322,725
Oct-2025	$145,449	$155,857	$391,957

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - Institutional Shares	-1.60%	2.55%	3.82%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

Fund Statistics

  Net Assets$62,403,559
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$581,110
  Portfolio Turnover670%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	12.1%
Money Market Funds	87.9%
Purchased Option Contracts	0.0%

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Westwood Broadmark Tactical Plus Fund - Institutional Shares (SBTIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-SBTIX

Westwood Broadmark Tactical Plus Fund

A Class Shares (SBTAX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$159	1.60%

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Plus Fund underperformed its primary and representative benchmarks, the S&P 500® Index and HFRX Equity Hedge Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve cutting rates in September, resuming the easing cycle it started in December 2024. Strong tech-driven earnings drove stock markets to new highs despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

Throughout the reporting period exposure to the market was consistently trimmed in response to tariff and geopolitical tension-induced volatility, later being increased throughout the end of the second and third quarters. The team took opportunistic short positions where possible, with one such case in April in response to deteriorating breadth and volume momentum.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as the median S&P 500® Index price-earnings ratio reached the historical top quintile coincident with the markets hitting all-time highs. Monetary factors and credit conditions improved throughout the period as interest rates declined, the Fed resumed the rate cut cycle and credit spreads narrowed.

The investor sentiment pillar was mixed for most of the period, entering negative territory near the end of the period. The momentum pillar followed the same trend, seeing significant deterioration in breadth toward the end of the period, while volume models remained strong.

The team would raise exposure once again if our volume and breadth momentum models improved, in addition to improvement in equity valuation. The team would further decrease exposure if our volume and breadth momentum models weakened further, investor sentiment continued to worsen or monetary policy and credit conditions deteriorated.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Broadmark Tactical Plus Fund - A Class Shares - $13,440
HFRX Equity Hedge Index - $15,586
S&P 500® Index - $39,196

	Westwood Broadmark Tactical Plus Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2015	$9,453	$10,000	$10,000
Oct-2016	$9,038	$9,743	$10,451
Oct-2017	$10,374	$10,687	$12,921
Oct-2018	$10,783	$10,367	$13,870
Oct-2019	$11,431	$10,697	$15,857
Oct-2020	$11,995	$10,543	$17,397
Oct-2021	$13,409	$12,751	$24,862
Oct-2022	$13,047	$12,324	$21,230
Oct-2023	$13,663	$12,680	$23,383
Oct-2024	$13,678	$14,161	$32,272
Oct-2025	$13,440	$15,586	$39,196

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - A Class Shares
Without Load	-1.74%	2.30%	3.58%
With Load*	-4.65%	1.14%	3.00%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$62,403,559
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$581,110
  Portfolio Turnover670%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	12.1%
Money Market Funds	87.9%
Purchased Option Contracts	0.0%

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Westwood Broadmark Tactical Plus Fund - A Class Shares (SBTAX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-SBTAX

Westwood Broadmark Tactical Plus Fund

F Class Shares (BTPIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F Class Shares	$103	1.04%

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Plus Fund underperformed its primary and representative benchmarks, the S&P 500® Index and HFRX Equity Hedge Index, in the reporting period. Equity markets benefited from monetary easing, with the Federal Reserve cutting rates in September, resuming the easing cycle it started in December 2024. Strong tech-driven earnings drove stock markets to new highs despite intermittent volatility from tariffs, geopolitical tensions, sector rotation and slowing growth.

Throughout the reporting period exposure to the market was consistently trimmed in response to tariff and geopolitical tension-induced volatility, later being increased throughout the end of the second and third quarters. The team took opportunistic short positions where possible, with one such case in April in response to deteriorating breadth and volume momentum.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as the median S&P 500® Index price-earnings ratio reached the historical top quintile coincident with the markets hitting all-time highs. Monetary factors and credit conditions improved throughout the period as interest rates declined, the Fed resumed the rate cut cycle and credit spreads narrowed.

The investor sentiment pillar was mixed for most of the period, entering negative territory near the end of the period. The momentum pillar followed the same trend, seeing significant deterioration in breadth toward the end of the period, while volume models remained strong.

The team would raise exposure once again if our volume and breadth momentum models improved, in addition to improvement in equity valuation. The team would further decrease exposure if our volume and breadth momentum models weakened further, investor sentiment continued to worsen or monetary policy and credit conditions deteriorated.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
Westwood Broadmark Tactical Plus Fund - F Class Shares - $15,009
HFRX Equity Hedge Index - $15,586
S&P 500® Index - $39,196

	Westwood Broadmark Tactical Plus Fund - F Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$9,606	$9,743	$10,451
Oct-2017	$11,077	$10,687	$12,921
Oct-2018	$11,585	$10,367	$13,870
Oct-2019	$12,353	$10,697	$15,857
Oct-2020	$13,027	$10,543	$17,397
Oct-2021	$14,643	$12,751	$24,862
Oct-2022	$14,331	$12,324	$21,230
Oct-2023	$15,089	$12,680	$23,383
Oct-2024	$15,198	$14,161	$32,272
Oct-2025	$15,009	$15,586	$39,196

Average Annual Total Returns as of 10/31/2025

	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - F Class Shares	-1.24%	2.87%	4.14%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%
S&P 500® Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/tactical-plus-fund/ for current month-end performance.

Fund Statistics

  Net Assets$62,403,559
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$581,110
  Portfolio Turnover670%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	12.1%
Money Market Funds	87.9%
Purchased Option Contracts	0.0%

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Westwood Broadmark Tactical Plus Fund - F Class Shares (BTPIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/tactical-plus-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-BTPIX

Westwood Salient Enhanced Midstream Income ETF

(MDST) NYSE

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Salient Enhanced Midstream Income ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/. You can also request this information by contacting us at (800) 994-0755. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Midstream Income ETF	$83	0.80%

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Salient Enhanced Midstream Income ETF underperformed its representative benchmark. The midstream energy sector experienced a period of elevated volatility driven by shifting oil and gas fundamentals, geopolitical uncertainty and changes in OPEC Plus production policy. Despite these headwinds, midstream companies generally demonstrated resilient cash flow profiles supported by long-term contracted volumes, growing Liquid Natural Gas export activity and continued buildout of North American infrastructure. The sector also benefited from increased demand associated with the expansion of data centers and artificial intelligence-related power needs. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Underperformance relative to the benchmark was primarily driven by negative stock selection in the Gathering and Processing subsector, along with the impact of the covered call overlay, which limited participation in sharp short-term rallies despite the income generated. Strong selection in the Liquid Natural Gas subsector helped offset a portion of the underperformance and resulted in positive overall selection. In addition, an underweight allocation to the underperforming Natural Gas Liquids Infrastructure subsector contributed positively, as this area generated the second weakest absolute returns for the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$14,000
$13,000
$12,000
$11,000
$10,000
04/08/24
10/31/24
10/31/25
Westwood Salient Enhanced Midstream Income ETF - NAV - $11,878
S&P 500® Index - $13,419
Alerian Midstream Energy Select Index - $12,876

	Westwood Salient Enhanced Midstream Income ETF - NAV	S&P 500® Index	Alerian Midstream Energy Select Index
04/08/24	$10,000	$10,000	$10,000
10/31/24	$11,005	$11,049	$11,850
10/31/25	$11,878	$13,419	$12,876

Average Annual Total Returns as of 10/31/2025

	1 Year	Since Inception (April 8, 2024)
Westwood Salient Enhanced Midstream Income ETF - NAV	7.93%	11.63%
S&P 500® Index	21.45%	20.68%
Alerian Midstream Energy Select Index	8.66%	17.54%

Past performance does not guarantee future results. Call (800) 994-0755 or visit https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/ for current month-end performance.

Fund Statistics

  Net Assets$151,616,623
  Number of Portfolio Holdings103
  Advisory Fee $779,068
  Portfolio Turnover12%

What did the Fund invest in?

Sector Weighting (% of net assets)

Natural Gas Liquids Infrastructure 25.2%
Gathering & Processing 25.1%
Crude & Refined Products 24.1%
Natural Gas Pipelines 20.3%
Liquefied Natural Gas 5.7%
Liabilities in Excess of Other Assets -0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Liquefied Natural Gas	5.7%
Natural Gas Pipelines	20.3%
Crude & Refined Products	24.1%
Gathering & Processing	25.1%
Natural Gas Liquids Infrastructure	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Enbridge, Inc.	8.8%
Energy Transfer, L.P.	8.8%
Williams Companies, Inc. (The)	7.9%
Kinder Morgan, Inc.	7.4%
Enterprise Products Partners, L.P.	6.6%
DT Midstream, Inc.	5.3%
TC Energy Corporation	5.0%
MPLX, L.P.	5.0%
Pembina Pipeline Corporation	4.9%
ONEOK, Inc.	4.9%

Material Fund Changes

Effective December 12, 2025, for its services, the Sub-Adviser is paid fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.05% of the Fund’s first $100 million of average daily net assets; 0.04% of the Fund’s next $250 million of average daily net assets; and 0.02% of the Fund’s average daily net assets over $350 million (subject to a minimum of $35,000 per year per Fund on the first six Westwood-managed funds that use the Sub-Adviser as well as subject to a maximum cap).

Westwood Salient Enhanced Midstream Income ETF - Fund (MDST)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-MDST

Westwood Salient Enhanced Energy Income ETF

(WEEI) NASDAQ Stock Market, LLC

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood Salient Enhanced Energy Income ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/salient-enhanced-energy-income/. You can also request this information by contacting us at (800) 994-0755. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Energy Income ETF	$87	0.85%

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient Enhanced Energy Income ETF outperformed its representative benchmark. The broader energy sector experienced elevated volatility driven by shifting oil and gas fundamentals, geopolitical uncertainty and continued adjustments in OPEC Plus production policy. Upstream producers and integrated energy companies faced fluctuating commodity prices and evolving global demand expectations, while refiners managed mixed margins amid changing product demand and periodic supply dislocations. The sector also saw incremental support from the expansion of data centers and artificial intelligence-related power needs, which continued to reinforce long-term demand for reliable energy sources. At the same time, new policy initiatives promoting nuclear energy development added another dimension to the evolving power mix and highlighted the growing focus on future capacity planning.

The Fund’s outperformance relative to its benchmark was primarily driven by the covered call overlay, which provided downside protection during periods of market volatility and contributed positively through income generated from call writing. This income more than offset the negative stock selection within the portfolio. Stock selection within the Exploration and Production subsector was the largest detractor; however, an overweight allocation to the Refining subsector, the strongest performing area on an absolute basis, helped offset these results and led to only modest underperformance relative to the benchmark holdings.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
04/30/24
10/31/24
10/31/25
Westwood Salient Enhanced Energy Income ETF - NAV - $10,262
S&P 500® Index - $13,855
S&P Energy Select Sector Index - $9,904

	Westwood Salient Enhanced Energy Income ETF - NAV	S&P 500® Index	S&P Energy Select Sector Index
04/30/24	$10,000	$10,000	$10,000
10/31/24	$9,813	$11,408	$9,631
10/31/25	$10,262	$13,855	$9,904

Average Annual Total Returns as of 10/31/2025

	1 Year	Since Inception (April 30, 2024)
Westwood Salient Enhanced Energy Income ETF - NAV	4.57%	1.73%
S&P 500® Index	21.45%	24.21%
S&P Energy Select Sector Index	2.83%	-0.64%

Past performance does not guarantee future results. Call (800) 994-0755 or visit https://westwoodgroup.com/product/salient-enhanced-energy-income/ for current month-end performance.

Fund Statistics

  Net Assets$29,720,126
  Number of Portfolio Holdings98
  Advisory Fee $150,328
  Portfolio Turnover11%

What did the Fund invest in?

Sector Weighting (% of net assets)

Exploration & Production 64.0%
Refining 12.8%
Oilfield Services & Equipment 9.4%
Natural Gas Pipelines 9.0%
Natural Gas Liquids Infrastructure 3.1%
Gathering & Processing 2.6%
Liabilities in Excess of Other Assets -0.9%

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Gathering & Processing	2.6%
Natural Gas Liquids Infrastructure	3.1%
Natural Gas Pipelines	9.0%
Oilfield Services & Equipment	9.4%
Refining	12.8%
Exploration & Production	64.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corporation	22.0%
Chevron Corporation	17.1%
ConocoPhillips	6.1%
Williams Companies, Inc. (The)	5.0%
Marathon Petroleum Corporation	4.4%
Valero Energy Corporation	4.2%
Phillips 66	4.2%
Kinder Morgan, Inc.	4.0%
EOG Resources, Inc.	4.0%
Schlumberger Ltd.	3.9%

Material Fund Changes

Effective December 12, 2025, for its services, the Sub-Adviser is paid fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.05% of the Fund’s first $100 million of average daily net assets; 0.04% of the Fund’s next $250 million of average daily net assets; and 0.02% of the Fund’s average daily net assets over $350 million (subject to a minimum of $35,000 per year per Fund on the first six Westwood-managed funds that use the Sub-Adviser as well as subject to a maximum cap).

Westwood Salient Enhanced Energy Income ETF - Fund (WEEI)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/salient-enhanced-energy-income/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WEEI

Westwood LBRTY Global Equity ETF

(BFRE) NYSE Arca, Inc.

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Westwood LBRTY Global Equity ETF (the "Fund") for the period of March 26, 2025 to October 31, 2025. You can find additional information about the Fund at https://westwoodgroup.com/product/westwood-lbrty-global-equity-index/. You can also request this information by contacting us at (800) 994-0755. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood LBRTY Global Equity ETF	$33	0.50%

How did the Fund perform during the reporting period?

Please Note: The Westwood LBRTY Global Equity ETF reporting period referenced below has a start date of March 26, 2025, which is the inception date of the Fund.

During the reporting period, the Westwood LBRTY Global Equity ETF outperformed relative to the MSCI ACWI Index and underperformed the underlying TOBAM LBRTY All World Equity Index. Both domestic and global equities suffered from intermittent volatility due to tariffs, geopolitical tensions and growth concerns during the period.

The Fund has a large exposure to U.S. equities, and as such, benefited from domestic monetary easing as the Federal Reserve resumed the cutting cycle in September 2025 in addition to strong tech-driven earnings.

On an absolute basis, the best-performing sectors were Information Technology and Communication Services, led by stocks involved in artificial intelligence (AI), as the tech-driven boom in large-cap stocks drove returns for the period. The Utilities sector also provided strong returns, supported by companies in the U.S. and Europe delivering power for AI data centers.

Leading detractors to absolute performance were the Real Estate, Health Care and Energy sectors. Selected REITs in the U.S. were detractors to return, while exposure to a large health care insurer and a drug maker impacted returns in that sector. Falling oil prices and the general turn to natural gas and non-traditional sources impacted the companies in our energy portfolio.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$13,000
$12,000
$11,000
$10,000
03/26/25
10/31/25
Westwood LBRTY Global Equity ETF - NAV - $12,048
MSCI ACWI Index Net - $12,008
TOBAM LBRTY® All World Equity Index - $12,083

	Westwood LBRTY Global Equity ETF - NAV	MSCI ACWI Index Net	TOBAM LBRTY® All World Equity Index
03/26/25	$10,000	$10,000	$10,000
10/31/25	$12,048	$12,008	$12,083

Average Annual Total Returns as of 10/31/2025

Since Inception (March 26, 2025)
Westwood LBRTY Global Equity ETF - NAV	20.48%
MSCI ACWI Index Net	20.08%
TOBAM LBRTY® All World Equity Index	20.83%

Past performance does not guarantee future results. Call (800) 994-0755 or visit https://westwoodgroup.com/product/westwood-lbrty-global-equity-index/ for current month-end performance.

Fund Statistics

  Net Assets$2,220,792
  Number of Portfolio Holdings193
  Advisory Fee $7,935
  Portfolio Turnover23%

What did the Fund invest in?

Country Weighting (% of net assets)

United States 78.8%
Japan 4.6%
Canada 3.9%
United Kingdom 2.3%
France 2.1%
Switzerland 1.7%
Germany 1.4%
Netherlands 1.1%
Ireland 0.9%
Denmark 0.9%
Other Countries 2.3%

Value	Value
Other Countries	2.3%
Denmark	0.9%
Ireland	0.9%
Netherlands	1.1%
Germany	1.4%
Switzerland	1.7%
France	2.1%
United Kingdom	2.3%
Canada	3.9%
Japan	4.6%
United States	78.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	5.2%
Microsoft Corporation	4.5%
Amazon.com, Inc.	4.1%
Apple, Inc.	3.8%
Alphabet, Inc. - Class A	2.8%
Broadcom, Inc.	2.6%
Alphabet, Inc. - Class C	2.4%
Bank of America Corporation	2.3%
Meta Platforms, Inc. - Class A	2.1%
Goldman Sachs Group, Inc. (The)	2.1%

Material Fund Changes

Effective December 12, 2025, for its services, the Sub-Adviser is paid fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.05% of the Fund’s first $100 million of average daily net assets; 0.04% of the Fund’s next $250 million of average daily net assets; and 0.02% of the Fund’s average daily net assets over $350 million (subject to a minimum of $35,000 per year per Fund on the first six Westwood-managed funds that use the Sub-Adviser as well as subject to a maximum cap).

Westwood LBRTY Global Equity ETF - Fund (BFRE)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/westwood-lbrty-global-equity-index/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-BFRE

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Janine L. Cohen. Ms. Cohen is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $254,800 and $247,600 with respect to the registrant’s fiscal years ended October 31, 2025 and 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $53,400 and $52,400 with respect to the registrant’s fiscal years ended October 31, 2025 and 2024, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended October 31, 2025 and 2024, aggregate non-audit fees of $53,400 and $52,400, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. All of the Board’s independent trustees are members of the audit committee.

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Westwood Quality Value Fund
Westwood Quality MidCap Fund
Westwood Quality SMidCap Fund
Westwood Quality SmallCap Fund
Westwood Quality AllCap Fund
Westwood Income Opportunity Fund
Westwood Multi-Asset Income Fund
Westwood Alternative Income Fund
Westwood Salient MLP & Energy Infrastructure Fund
Westwood Real Estate Income Fund
Westwood Broadmark Tactical Growth Fund
Westwood Broadmark Tactical Plus Fund

Annual Financial Statements
and Additional Information	October 31, 2025

Investment Adviser:
Westwood Management Corp.

WESTWOOD FUNDS

TABLE OF CONTENTS

Schedules of Investments
Westwood Quality Value Fund	1
Westwood Quality MidCap Fund	3
Westwood Quality SMidCap Fund	5
Westwood Quality SmallCap Fund	7
Westwood Quality AllCap Fund	9
Westwood Income Opportunity Fund	11
Westwood Multi-Asset Income Fund	17
Westwood Alternative Income Fund	23
Westwood Salient MLP & Energy Infrastructure Fund	29
Westwood Real Estate Income Fund	32
Westwood Broadmark Tactical Growth Fund	34
Westwood Broadmark Tactical Plus Fund	35
Statements of Assets and Liabilities	36
Statements of Operations	41
Statements of Changes in Net Assets	46
Financial Highlights	58
Notes to Financial Statements	81
Report of Independent Registered Public Accounting Firm	115
Additional Information	117
Other Federal Tax Information	121

WESTWOOD QUALITY VALUE FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 99.1%

	Shares	Value
Communications — 6.8%
Internet Media & Services — 5.1%
Alphabet, Inc. - Class A	19,134	$5,380,289
Meta Platforms, Inc. - Class A	5,856	3,796,738
		9,177,027
Telecommunications — 1.7%
T-Mobile US, Inc.	14,999	3,150,540

Consumer Discretionary — 9.8%
E-Commerce Discretionary — 3.9%
Amazon.com, Inc. (a)	28,871	7,050,876

Leisure Facilities & Services — 2.0%
McDonald’s Corporation	12,306	3,672,479

Retail - Discretionary — 3.9%
Home Depot, Inc. (The)	9,089	3,450,093
O’Reilly Automotive, Inc. (a)	38,190	3,606,664
		7,056,757
Consumer Staples — 6.5%
Beverages — 2.0%
PepsiCo, Inc.	24,572	3,589,724

Food — 2.0%
Hershey Company (The)	21,534	3,652,812

Household Products — 1.5%
Church & Dwight Company, Inc.	31,877	2,795,294

Retail - Consumer Staples — 1.0%
Walmart, Inc.	18,398	1,861,510

Energy — 4.2%
Oil & Gas Producers — 4.2%
Chevron Corporation	24,691	3,894,264
Exxon Mobil Corporation	33,288	3,806,816
		7,701,080
Financials — 20.2%
Asset Management — 4.1%
KKR & Company, Inc.	25,822	3,055,517
LPL Financial Holdings, Inc.	11,549	4,357,553
		7,413,070
COMMON STOCKS — continued

	Shares	Value
Financials — continued
Banking — 8.3%
Cullen/Frost Bankers, Inc.	29,644	$3,650,362
JPMorgan Chase & Company	12,667	3,940,957
SouthState Corporation	37,488	3,323,312
Wells Fargo & Company	49,130	4,272,836
		15,187,467
Institutional Financial Services — 1.7%
Intercontinental Exchange, Inc.	20,743	3,034,493

Insurance — 6.1%
Arthur J. Gallagher & Company	14,900	3,717,401
Berkshire Hathaway, Inc. - Class B (a)	7,594	3,626,439
Progressive Corporation (The)	18,367	3,783,602
		11,127,442
Health Care — 11.4%
Biotech & Pharma — 4.1%
Johnson & Johnson	20,670	3,903,943
Merck & Company, Inc.	41,387	3,558,454
		7,462,397
Health Care Facilities & Services — 2.5%
McKesson Corporation	5,466	4,434,785

Medical Equipment & Devices — 4.8%
Abbott Laboratories	34,928	4,317,799
Thermo Fisher Scientific, Inc.	7,887	4,475,005
		8,792,804
Industrials — 12.0%
Aerospace & Defense — 1.0%
General Dynamics Corporation	5,468	1,885,913

Commercial Support Services — 1.6%
Waste Management, Inc.	15,101	3,016,727

Electrical Equipment — 2.2%
Hubbell, Inc.	8,461	3,976,670

Engineering & Construction — 1.1%
TopBuild Corporation (a)	4,763	2,012,272

Machinery — 3.8%
Deere & Company	7,527	3,474,689
Veralto Corporation	34,628	3,417,091
		6,891,780
Transportation & Logistics — 2.3%
CSX Corporation	114,152	4,111,755

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY VALUE FUND

OCTOBER 31, 2025

COMMON STOCKS — continued

	Shares	Value
Materials — 4.9%
Construction Materials — 2.9%
Advanced Drainage Systems, Inc.	13,249	$1,855,522
Eagle Materials, Inc.	16,202	3,440,009
		5,295,531
Containers & Packaging — 2.0%
Packaging Corporation of America	19,023	3,723,943

Real Estate — 4.0%
REITs — 4.0%
Agree Realty Corporation	46,684	3,408,399
Prologis, Inc.	31,679	3,931,047
		7,339,446
Technology — 13.4%
Semiconductors — 1.6%
Texas Instruments, Inc.	17,894	2,889,165

Software — 3.9%
Microsoft Corporation	7,315	3,787,780
Salesforce, Inc.	12,360	3,218,668
		7,006,448
Technology Hardware — 4.8%
Apple, Inc.	18,218	4,925,601
Dell Technologies, Inc. - Class C	24,021	3,891,642
		8,817,243
Technology Services — 3.1%
Accenture plc - Class A	7,776	1,944,778
Visa, Inc. - Class A	10,973	3,738,940
		5,683,718
Utilities — 5.9%
Electric Utilities — 5.9%
NextEra Energy, Inc.	44,810	3,647,534
Southern Company (The)	37,794	3,554,148
WEC Energy Group, Inc.	32,327	3,611,895
		10,813,577
Total Common Stocks
(Cost $150,751,460)		$180,624,745
MONEY MARKET FUNDS — 1.4%

	Shares	Value
First American Government Obligations Fund - Class U, 4.05% (b)
(Cost $2,562,731)	2,562,731	$2,562,731

Investments at Value — 100.5% (Cost $153,314,191)		$183,187,476

Liabilities in Excess of Other Assets — (0.5%)		(842,019)

Net Assets — 100.0%		$182,345,457

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY MIDCAP FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 98.8%

	Shares	Value
Consumer Discretionary — 10.5%
Home Construction — 1.5%
Toll Brothers, Inc.	193	$26,045

Leisure Facilities & Services — 3.4%
Texas Roadhouse, Inc.	208	34,024
Vail Resorts, Inc.	184	27,293
		61,317
Retail - Discretionary — 5.6%
Lithia Motors, Inc.	86	27,011
O’Reilly Automotive, Inc. (a)	386	36,454
Ulta Beauty, Inc. (a)	69	35,872
		99,337
Consumer Staples — 6.2%
Food — 1.3%
McCormick & Company, Inc.	374	23,996

Household Products — 3.0%
Church & Dwight Company, Inc.	279	24,465
Interparfums, Inc.	314	27,993
		52,458
Retail - Consumer Staples — 1.9%
BJ’s Wholesale Club Holdings, Inc. (a)	376	33,186

Energy — 6.9%
Oil & Gas Producers — 6.9%
Chord Energy Corporation	411	37,286
Diamondback Energy, Inc.	219	31,359
Gulfport Energy Corporation (a)	145	26,971
Permian Resources Corporation	2,219	27,871
		123,487
Financials — 15.6%
Asset Management — 2.0%
Blue Owl Capital, Inc.	2,265	35,719

Banking — 4.1%
Cullen/Frost Bankers, Inc.	212	26,106
Glacier Bancorp, Inc.	569	23,243
SouthState Corporation	269	23,847
		73,196
Institutional Financial Services — 3.1%
Intercontinental Exchange, Inc.	198	28,966
Piper Sandler Companies	81	25,860
		54,826
COMMON STOCKS — continued

	Shares	Value
Financials — continued
Insurance — 6.4%
American International Group, Inc.	465	$36,716
Arthur J. Gallagher & Company	93	23,203
Brown & Brown, Inc.	378	30,142
Everest Group Ltd.	78	24,532
		114,593
Health Care — 6.4%
Health Care Facilities & Services — 2.2%
Henry Schein, Inc. (a)	355	22,436
McKesson Corporation	22	17,849
		40,285
Medical Equipment & Devices — 4.2%
Avantor, Inc. (a)	1,282	15,153
Cooper Companies, Inc. (The) (a)	518	36,214
Zimmer Biomet Holdings, Inc.	227	22,827
		74,194
Industrials — 11.9%
Electrical Equipment — 4.3%
BWX Technologies, Inc.	98	20,934
Hubbell, Inc.	64	30,080
Littelfuse, Inc.	104	25,304
		76,318
Machinery — 3.2%
MSA Safety, Inc.	209	32,819
Veralto Corporation	253	24,966
		57,785
Transportation & Logistics — 4.4%
CSX Corporation	1,104	39,766
J.B. Hunt Transport Services, Inc.	224	37,825
		77,591
Materials — 14.4%
Chemicals — 4.0%
Axalta Coating Systems Ltd. (a)	1,261	35,901
Corteva, Inc.	576	35,389
		71,290
Construction Materials — 3.4%
Advanced Drainage Systems, Inc.	192	26,889
Eagle Materials, Inc.	156	33,122
		60,011
Containers & Packaging — 3.6%
Crown Holdings, Inc.	282	27,405
Packaging Corporation of America	184	36,020
		63,425
Metals & Mining — 3.4%
Cameco Corporation	257	26,268
Pan American Silver Corporation	994	34,999
		61,267

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY MIDCAP FUND

OCTOBER 31, 2025

COMMON STOCKS — continued

	Shares	Value
Real Estate — 9.5%
REITs — 9.5%
Agree Realty Corporation	495	$36,140
Federal Realty Investment Trust	356	34,243
Healthpeak Properties, Inc.	1,886	33,854
Ventas, Inc.	544	40,142
Weyerhaeuser Company	1,042	23,966
		168,345
Technology — 11.1%
Semiconductors — 3.0%
Marvell Technology, Inc.	558	52,307

Software — 4.1%
Pegasystems, Inc.	613	39,018
Verra Mobility Corporation (a)	1,472	34,165
		73,183
Technology Services — 4.0%
CACI International, Inc. - Class A (a)	69	38,795
CDW Corporation	205	32,671
		71,466
Utilities — 6.3%
Electric Utilities — 6.3%
Alliant Energy Corporation	376	25,124
CMS Energy Corporation	502	36,922
DTE Energy Company	175	23,720
Evergy, Inc.	347	26,653
		112,419
Total Common Stocks
(Cost $1,580,292)		$1,758,046
MONEY MARKET FUNDS — 1.8%

	Shares	Value
First American Treasury Obligations Fund - Class X, 3.98% (b)
(Cost $31,706)	31,706	$31,706

Investments at Value — 100.6%
(Cost $1,611,998)		$1,789,752

Liabilities in Excess of Other Assets — (0.6%)		(10,994)

Net Assets — 100.0%		$1,778,758

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMIDCAP FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 98.2%

	Shares	Value
Communications — 1.5%
Entertainment Content — 1.5%
Warner Music Group Corporation - Class A	45,379	$1,450,313

Consumer Discretionary — 11.0%
Automotive — 2.0%
Modine Manufacturing Company (a)	12,448	1,907,158

Leisure Facilities & Services — 5.5%
Cheesecake Factory, Inc. (The)	29,140	1,451,172
Domino’s Pizza, Inc.	3,703	1,475,497
Texas Roadhouse, Inc.	8,517	1,393,211
Vail Resorts, Inc.	6,590	977,495
		5,297,375
Retail - Discretionary — 3.5%
Academy Sports & Outdoors, Inc.	29,455	1,410,600
Lithia Motors, Inc.	6,163	1,935,675
		3,346,275
Consumer Staples — 4.3%
Household Products — 1.7%
Interparfums, Inc.	17,765	1,583,750

Retail - Consumer Staples — 1.6%
BJ’s Wholesale Club Holdings, Inc. (a)	17,049	1,504,744

Wholesale - Consumer Staples — 1.0%
US Foods Holding Corporation (a)	13,479	978,845

Energy — 4.6%
Oil & Gas Producers — 4.6%
Chord Energy Corporation	15,110	1,370,779
Gulfport Energy Corporation (a)	5,645	1,050,027
Permian Resources Corporation	154,974	1,946,473
		4,367,279
Financials — 16.2%
Banking — 9.0%
Cullen/Frost Bankers, Inc.	18,914	2,329,070
Glacier Bancorp, Inc.	45,843	1,872,686
SouthState Corporation	27,404	2,429,365
Wintrust Financial Corporation	15,580	2,025,712
		8,656,833
Institutional Financial Services — 2.8%
Evercore, Inc. - Class A	4,423	1,302,839
Piper Sandler Companies	4,429	1,414,002
		2,716,841
COMMON STOCKS — continued

	Shares	Value
Financials — continued
Insurance — 3.1%
Mercury General Corporation	18,106	$1,399,594
RenaissanceRe Holdings Ltd.	5,971	1,517,171
		2,916,765
Specialty Finance — 1.3%
Marex Group plc	41,437	1,257,613

Health Care — 5.9%
Health Care Facilities & Services — 1.6%
Henry Schein, Inc. (a)	23,332	1,474,583

Medical Equipment & Devices — 4.3%
Avantor, Inc. (a)	65,211	770,794
Cooper Companies, Inc. (The) (a)	13,224	924,490
Integer Holdings Corporation (a)	21,845	1,410,531
Teleflex, Inc.	8,310	1,034,346
		4,140,161
Industrials — 15.3%
Aerospace & Defense — 4.5%
AAR Corporation (a)	24,201	2,037,966
Kratos Defense & Security Solutions, Inc. (a)	14,535	1,316,871
Moog, Inc. - Class A	4,784	980,003
		4,334,840
Electrical Equipment — 4.1%
BWX Technologies, Inc.	4,490	959,109
Hubbell, Inc.	3,252	1,528,440
Littelfuse, Inc.	5,670	1,379,568
		3,867,117
Industrial Intermediate Products — 1.9%
Timken Company (The)	23,622	1,854,563

Machinery — 2.0%
MSA Safety, Inc.	12,399	1,947,015

Transportation & Logistics — 1.6%
XPO, Inc. (a)	10,553	1,518,260

Transportation Equipment — 1.2%
Blue Bird Corporation (a)	22,221	1,110,161

Materials — 16.0%
Chemicals — 4.2%
Axalta Coating Systems Ltd. (a)	67,369	1,917,995
Sensient Technologies Corporation	21,840	2,059,294
		3,977,289

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMIDCAP FUND

OCTOBER 31, 2025

COMMON STOCKS — continued

	Shares	Value
Materials — continued
Construction Materials — 4.1%
Advanced Drainage Systems, Inc.	14,742	$2,064,617
Eagle Materials, Inc.	8,629	1,832,109
		3,896,726
Containers & Packaging — 3.7%
Crown Holdings, Inc.	16,707	1,623,586
Packaging Corporation of America	10,007	1,958,971
		3,582,557
Forestry, Paper & Wood Products — 0.9%
Boise Cascade Company	12,888	908,475

Metals & Mining — 3.1%
Pan American Silver Corporation	42,564	1,498,678
Royal Gold, Inc.	8,362	1,461,594
		2,960,272
Real Estate — 9.2%
Real Estate Services — 1.2%
Newmark Group, Inc. - Class A	63,044	1,124,074

REITs — 8.0%
Brixmor Property Group, Inc.	40,889	1,069,656
COPT Defense Properties	51,542	1,451,938
Federal Realty Investment Trust	14,766	1,420,342
PotlatchDeltic Corporation	47,551	1,902,040
Rexford Industrial Realty, Inc.	45,402	1,876,011
		7,719,987
Technology — 7.8%
Semiconductors — 1.0%
Rambus, Inc. (a)	8,964	921,858

Software — 4.3%
BlackLine, Inc. (a)	12,596	721,121
Pegasystems, Inc.	23,795	1,514,552
Verra Mobility Corporation (a)	82,706	1,919,606
		4,155,279
Technology Services — 2.5%
Amdocs Ltd.	11,338	955,340
CACI International, Inc. - Class A (a)	2,493	1,401,689
		2,357,029
Utilities — 6.4%
Electric Utilities — 4.4%
Avista Corporation	50,181	1,909,387
IDACORP, Inc.	17,963	2,317,586
		4,226,973
COMMON STOCKS — continued

	Shares	Value
Utilities — continued
Gas & Water Utilities — 2.0%
National Fuel Gas Company	24,159	$1,906,387

Total Common Stocks
(Cost $84,882,883)		$93,967,397

MONEY MARKET FUNDS — 2.8%
First American Government Obligations Fund - Class U, 4.05% (b)
(Cost $2,684,372)	2,684,372	$2,684,372

Investments at Value — 101.0%
(Cost $87,567,255)		$96,651,769

Liabilities in Excess of Other Assets — (1.0%)		(925,392)

Net Assets — 100.0%		$95,726,377

plc - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMALLCAP FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 98.7%

	Shares	Value
Consumer Discretionary — 9.7%
Home Construction — 2.0%
Century Communities, Inc.	313,756	$18,637,106

Leisure Facilities & Services — 1.5%
Cheesecake Factory, Inc. (The)	273,766	13,633,547

Leisure Products — 2.1%
YETI Holdings, Inc. (a)	565,899	19,234,907

Retail - Discretionary — 4.1%
Academy Sports & Outdoors, Inc.	376,266	18,019,379
Boot Barn Holdings, Inc. (a)	52,954	10,042,726
Sonic Automotive, Inc. - Class A	158,128	10,045,872
		38,107,977
Consumer Staples — 3.7%
Food — 0.9%
J & J Snack Foods Corporation	97,141	8,222,986

Household Products — 2.8%
Central Garden & Pet Company - Class A (a)	303,626	8,443,839
Interparfums, Inc.	198,736	17,717,314
		26,161,153
Energy — 5.6%
Oil & Gas Producers — 5.6%
Gulfport Energy Corporation (a)	54,306	10,101,459
Infinity Natural Resources, Inc. - Class A (a)	513,629	5,896,461
Northern Oil and Gas, Inc.	737,786	16,327,204
SM Energy Company	930,595	19,440,130
		51,765,254
Financials — 23.4%
Banking — 18.7%
Atlantic Union Bankshares Corporation	558,353	18,157,640
Banner Corporation	320,861	19,376,796
City Holding Company	156,755	18,478,279
Coastal Financial Corporation (a)	92,399	9,840,493
FB Financial Corporation	334,843	18,084,870
First Bancorp	376,929	18,296,134
National Bank Holdings Corporation - Class A	385,962	13,763,405
Renasant Corporation	564,014	18,967,791
Seacoast Banking Corporation of Florida	640,749	19,414,695
COMMON STOCKS — continued

	Shares	Value
Financials — continued
Banking — continued
Simmons First National Corporation - Class A	1,084,039	$18,840,598
		173,220,701
Institutional Financial Services — 3.0%
Perella Weinberg Partners	503,247	9,400,654
Piper Sandler Companies	58,575	18,700,654
		28,101,308
Insurance — 1.7%
Baldwin Insurance Group, Inc. (The) (a)	686,903	15,180,556

Health Care — 5.8%
Biotech & Pharma — 2.0%
Prestige Consumer Healthcare, Inc. (a)	310,545	18,819,027

Medical Equipment & Devices — 3.8%
CONMED Corporation	376,648	16,572,512
Merit Medical Systems, Inc. (a)	207,822	18,192,738
		34,765,250
Industrials — 20.6%
Aerospace & Defense — 4.1%
AAR Corporation (a)	221,184	18,625,905
Moog, Inc. - Class A	92,332	18,914,210
		37,540,115
Electrical Equipment — 4.2%
Atmus Filtration Technologies, Inc.	444,740	20,226,775
Hayward Holdings Inc. (a)	1,117,367	18,961,718
		39,188,493
Engineering & Construction — 2.2%
Everus Construction Group, Inc. (a)	214,698	19,513,901
MYR Group, Inc. (a)	2,862	623,058
		20,136,959
Industrial Intermediate Products — 3.6%
AZZ, Inc.	142,787	14,257,282
Standex International Corporation	81,991	19,122,761
		33,380,043
Machinery — 3.2%
Alamo Group, Inc.	102,831	18,377,956
Thermon Group Holdings, Inc. (a)	403,519	11,593,101
		29,971,057
Transportation & Logistics — 1.5%
ArcBest Corporation	185,715	13,802,339

Transportation Equipment — 1.8%
Blue Bird Corporation (a)	339,072	16,940,037

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY SMALLCAP FUND

OCTOBER 31, 2025

COMMON STOCKS — continued

	Shares	Value
Materials — 7.8%
Chemicals — 5.2%
Hawkins, Inc.	89,283	$12,664,793
Innospec, Inc.	127,817	9,404,775
Sensient Technologies Corporation	183,044	17,259,219
Stepan Company	210,493	9,124,872
		48,453,659
Construction Materials — 1.6%
Knife River Corporation (a)	239,562	14,483,918

Forestry, Paper & Wood Products — 1.0%
Boise Cascade Company	131,573	9,274,581

Real Estate — 10.4%
Real Estate Services — 1.2%
Newmark Group, Inc. - Class A	640,880	11,426,890

REITs — 9.2%
COPT Defense Properties	679,928	19,153,572
Four Corners Property Trust, Inc.	818,037	19,338,395
PotlatchDeltic Corporation	458,229	18,329,160
Sunstone Hotel Investors, Inc.	1,048,017	9,274,950
Urban Edge Properties	1,007,491	19,374,052
		85,470,129
Technology — 8.1%
Semiconductors — 3.0%
Power Integrations, Inc.	228,431	9,568,975
Veeco Instruments, Inc. (a)	641,724	18,449,565
		28,018,540
Software — 5.1%
BlackLine, Inc. (a)	333,575	19,097,169
Donnelley Financial Solutions, Inc. (a)	198,227	9,108,530
Verra Mobility Corporation - Class A (a)	810,989	18,823,055
		47,028,754
Utilities — 3.6%
Electric Utilities — 3.6%
Avista Corporation	493,704	18,785,437
Northwestern Energy Group, Inc.	249,146	14,866,542
		33,651,979
Total Common Stocks
(Cost $822,308,553)		$914,617,265
MONEY MARKET FUNDS — 0.8%

	Shares	Value
First American Government Obligations Fund - Class U, 4.05% (b)
(Cost $7,368,599)	7,368,599	$7,368,599

Investments at Value — 99.5%
(Cost $829,677,152)		$921,985,864

Other Assets in Excess of Liabilities — 0.5%		4,825,031

Net Assets — 100.0%		$926,810,895

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY ALLCAP FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 98.7%

	Shares	Value
Communications — 9.4%
Entertainment Content — 3.5%
Walt Disney Company (The)	3,834	$431,785
Warner Music Group Corporation - Class A	10,297	329,092
		760,877
Internet Media & Services — 4.1%
Alphabet, Inc. - Class A	1,711	481,116
Meta Platforms, Inc. - Class A	603	390,955
		872,071
Telecommunications — 1.8%
T-Mobile US, Inc.	1,857	390,063

Consumer Discretionary — 7.2%
E-Commerce Discretionary — 2.8%
Amazon.com, Inc. (a)	2,495	609,329

Leisure Facilities & Services — 1.6%
Domino’s Pizza, Inc.	848	337,894

Retail - Discretionary — 1.9%
O’Reilly Automotive, Inc. (a)	4,290	405,147

Wholesale - Discretionary — 0.9%
Pool Corporation	715	190,948

Consumer Staples — 4.2%
Retail - Consumer Staples — 1.8%
BJ’s Wholesale Club Holdings, Inc. (a)	4,407	388,962

Tobacco & Cannabis — 2.4%
Philip Morris International, Inc.	3,505	505,876

Energy — 5.0%
Oil & Gas Producers — 5.0%
Diamondback Energy, Inc.	2,989	427,995
EOG Resources, Inc.	3,404	360,279
EQT Corporation	5,527	296,137
		1,084,411
Financials — 17.7%
Asset Management — 1.8%
Apollo Global Management, Inc.	3,126	388,593

Banking — 8.7%
Bank of America Corporation	8,983	480,141
Glacier Bancorp, Inc.	7,489	305,926
COMMON STOCKS — continued

	Shares	Value
Financials — continued
Banking — continued
JPMorgan Chase & Company	2,145	$667,352
SouthState Corporation	4,646	411,868
		1,865,287
Institutional Financial Services — 1.3%
Evercore, Inc. - Class A	966	284,545

Insurance — 5.9%
Brown & Brown, Inc.	2,243	178,857
International General Insurance Holdings Ltd.	14,010	298,413
Mercury General Corporation	5,163	399,100
Progressive Corporation (The)	1,951	401,906
		1,278,276
Health Care — 11.0%
Biotech & Pharma — 3.0%
Johnson & Johnson	3,397	641,591

Health Care Facilities & Services — 2.2%
McKesson Corporation	570	462,464

Medical Equipment & Devices — 5.8%
Abbott Laboratories	4,659	575,946
Alcon, Inc.	2,698	199,355
Thermo Fisher Scientific, Inc.	849	481,714
		1,257,015
Industrials — 11.3%
Aerospace & Defense — 3.0%
Boeing Company (The) (a)	1,535	308,566
General Dynamics Corporation	965	332,828
		641,394
Electrical Equipment — 2.3%
Hubbell, Inc.	1,041	489,270

Machinery — 1.4%
Veralto Corporation	3,112	307,092

Transportation & Logistics — 3.2%
CSX Corporation	12,535	451,511
XPO, Inc. (a)	1,643	236,378
		687,889
Transportation Equipment — 1.4%
Blue Bird Corporation (a)	6,044	301,959

Materials — 9.5%
Chemicals — 2.1%
Sensient Technologies Corporation	4,795	452,121

The accompanying notes are an integral part of the financial statements.

WESTWOOD QUALITY ALLCAP FUND

OCTOBER 31, 2025

COMMON STOCKS — continued

	Shares	Value
Materials — continued
Construction Materials — 3.4%
Advanced Drainage Systems, Inc.	3,190	$446,759
Knife River Corporation (a)	4,862	293,957
		740,716
Containers & Packaging — 4.0%
Crown Holdings, Inc.	4,736	460,244
Packaging Corporation of America	2,052	401,700
		861,944
Real Estate — 5.9%
REITs — 5.9%
American Tower Corporation	2,227	398,589
EastGroup Properties, Inc.	2,278	397,579
Ventas, Inc.	6,390	471,518
		1,267,686
Technology — 13.6%
Semiconductors — 1.6%
ASML Holding N.V.	317	335,776

Software — 4.3%
Microsoft Corporation	891	461,369
Salesforce, Inc.	936	243,744
Verra Mobility Corporation (a)	9,798	227,411
		932,524
Technology Hardware — 4.1%
Apple, Inc.	1,590	429,888
Dell Technologies, Inc. - Class C	2,801	453,790
		883,678
Technology Services — 3.6%
CACI International, Inc. - Class A (a)	753	423,374
CDW Corporation	2,177	346,949
		770,323
Utilities — 3.9%
Electric Utilities — 3.9%
CMS Energy Corporation	5,732	421,589
WEC Energy Group, Inc.	3,796	424,127
		845,716
Total Common Stocks
(Cost $18,511,430)		$21,241,437
MONEY MARKET FUNDS — 1.3%

	Shares	Value
First American Treasury Obligations Fund - Class X, 3.98% (b)
(Cost $271,396)	271,396	$271,396

Investments at Value — 100.0%
(Cost $18,782,826)		$21,512,833

Other Assets in Excess of Liabilities — 0.0% (c)		9,132

Net Assets — 100.0%		$21,521,965

N.V. - Naamloze Vennootschap

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of October 31, 2025.

(c)	Percentage rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT & AGENCIES — 8.9%

	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds — 5.1%
U.S. Treasury Bonds	4.375%	08/15/43	$5,250,000	$5,101,934
U.S. Treasury Bonds	4.750%	11/15/53	5,030,000	5,082,854
U.S. Treasury Bonds	4.500%	11/15/54	5,430,000	5,277,069
U.S. Treasury Bonds	4.625%	02/15/55	3,820,000	3,788,963
U.S. Treasury Bonds	4.750%	05/15/55	8,650,000	8,758,124
				28,008,944
U.S. Treasury Notes — 3.8%
U.S. Treasury Notes	4.000%	02/28/30	3,250,000	3,289,990
U.S. Treasury Notes	3.875%	07/31/30	1,935,000	1,948,530
U.S. Treasury Notes	4.125%	11/15/32	1,310,000	1,328,166
U.S. Treasury Notes	4.375%	05/15/34	6,315,000	6,479,042
U.S. Treasury Notes	4.625%	02/15/35	7,565,000	7,886,513
				20,932,241
Total U.S. Government & Agencies
(Cost $48,291,750)				$48,941,185

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Federal Home Loan Mortgage Corporation — 1.8%
FHLMC, Series 2021-HQA1, Class B-2, 144A (a)	9.183%	08/25/33	$2,145,000	$2,504,288
FHLMC, Pool #SD8275	4.500%	12/01/52	2,443,377	2,391,955
FHLMC, Pool #SD8288	5.000%	01/01/53	2,367,787	2,367,448
FHLMC, Pool #SD2605	5.500%	04/01/53	2,379,017	2,418,753
				9,682,444
Federal National Mortgage Association — 0.9%
FNMA, Pool #FS3394	4.000%	10/01/52	2,603,167	2,481,157
FNMA, Pool #MA5192	6.500%	11/01/53	2,376,903	2,463,243
				4,944,400
Total Collateralized Mortgage Obligations
(Cost $14,417,035)				$14,626,844

CONVERTIBLE BONDS — 4.4%
Communications — 0.3%
GDS Holdings Ltd., 144A	2.250%	06/01/32	$1,310,000	$1,754,090

Consumer Discretionary — 0.5%
Meritage Homes Corporation	1.750%	05/15/28	2,680,000	2,669,513

Energy — 0.3%
Northern Oil & Gas, Inc.	3.625%	04/15/29	1,950,000	1,889,550

Real Estate — 1.1%
Boston Properties Ltd., L.P., 144A	2.000%	10/01/30	3,750,000	3,669,375
Corporate Office Properties, L.P., 144A	5.250%	09/15/28	2,045,000	2,312,508
				5,981,883

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND

OCTOBER 31, 2025

CONVERTIBLE BONDS — continued

	Coupon	Maturity	Par Value	Value
Technology — 0.8%
BlackLine, Inc.	1.000%	06/01/29	$2,105,000	$2,257,823
MARA Holdings, Inc., 144A	0.000%	08/01/32	1,915,000	2,086,393
				4,344,216
Utilities — 1.4%
CenterPoint Energy, Inc.	4.250%	08/15/26	3,615,000	3,976,500
NextEra Energy Capital Holdings, Inc.	3.000%	03/01/27	2,920,000	3,655,840
				7,632,340
Total Convertible Bonds
(Cost $23,365,458)				$24,271,592

CORPORATE BONDS — 30.5%
Communications — 3.5%
Alphabet, Inc.	5.300%	05/15/65	$2,225,000	$2,185,263
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	3,050,000	3,056,982
Charter Communications Operating, LLC	6.384%	10/23/35	2,430,000	2,514,243
Charter Communications Operating, LLC	6.484%	10/23/45	3,750,000	3,643,560
Connect Finco SARL / Connect U.S. Finco, LLC, 144A	9.000%	09/15/29	2,585,000	2,737,073
Enbridge, Inc.	7.200%	06/27/54	2,515,000	2,687,096
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	2,566,000	2,614,985
				19,439,202
Consumer Discretionary — 0.2%
Century Communities, Inc., 144A	6.625%	09/15/33	1,289,000	1,285,117

Consumer Staples — 1.6%
BAT Capital Corporation	7.750%	10/19/32	3,576,000	4,164,856
Mars, Inc., 144A	5.700%	05/01/55	1,620,000	1,646,111
Pilgrim’s Pride Corporation	6.250%	07/01/33	3,000,000	3,195,524
				9,006,491
Energy — 3.5%
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	3,705,000	3,976,932
Energy Transfer, L.P. (H15T5Y + 531) (a)(b)	7.125%	05/15/65	2,500,000	2,580,760
Northern Oil & Gas, Inc., 144A	7.875%	10/15/33	3,667,000	3,571,504
Phillips 66 Company, Series B	6.200%	03/15/56	1,780,000	1,797,642
Sempra Energy	6.400%	10/01/54	3,000,000	3,080,967
Sunoco, L.P., Series A, 144A	7.875%	03/18/45	1,460,000	1,482,630
TransCanada Trust	5.600%	03/07/82	2,918,000	2,885,955
				19,376,390
Financials — 16.1%
Ally Financial, Inc.	6.992%	06/13/29	3,175,000	3,333,399
Ares Capital Corporation	7.000%	01/15/27	3,000,000	3,080,867
Bank of America Corporation	6.250%	10/15/35	3,055,000	3,107,751
Bank of America Corporation	5.518%	10/25/35	3,140,000	3,219,418
Bank of Nova Scotia, Series 4	8.625%	10/27/82	3,270,000	3,458,682
Barclays plc	7.385%	11/02/28	2,845,000	3,011,894
Barclays plc (b)	8.000%	12/31/49	3,150,000	3,352,536
BNP Paribas, 144A (H15T5Y + 313) (b)	7.450%	12/27/49	2,750,000	2,859,549
Capital One Financial Corporation (SOFR + 307) (a)(b)	7.624%	10/30/31	2,560,000	2,885,514

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND

OCTOBER 31, 2025

CORPORATE BONDS — continued

	Coupon	Maturity	Par Value	Value
Financials — continued
Citigroup, Inc.	6.174%	05/25/34	$2,065,000	$2,194,472
Citigroup, Inc. (a)(b)	7.200%	12/31/49	3,330,000	3,448,042
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	2,950,750	2,672,707
Deluxe Corporation, 144A	8.125%	09/15/29	2,600,000	2,720,775
Farmers Exchange Capital, 144A	7.050%	07/15/28	3,670,000	3,854,738
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	1,925,000	2,003,480
Golub Capital Private Credit Fund	5.875%	05/01/30	3,635,000	3,692,171
HSBC Holdings plc (b)	8.000%	12/31/49	3,455,000	3,658,368
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	2,150,000	2,578,999
Lincoln National Corporation (b)	9.250%	12/31/49	2,065,000	2,221,343
Morgan Stanley, Series I	6.296%	10/18/28	2,385,000	2,479,916
Morgan Stanley, Series F (SOFR + 262) (a)	5.942%	02/07/39	1,830,000	1,920,006
National Australia Bank Ltd., 144A	6.429%	01/12/33	2,870,000	3,129,482
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	2,815,000	3,008,763
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	2,440,000	2,551,861
SBL Holdings, Inc., 144A	7.200%	10/30/34	3,600,000	3,513,543
Sixth Street Lending Partners	5.750%	01/15/30	2,085,000	2,112,845
State Street Corporation (a)(b)	6.700%	12/31/49	4,000,000	4,155,075
U.S. Bancorp (a)(b)	3.700%	12/31/49	4,025,000	3,909,299
Wells Fargo & Company, Series W	5.198%	01/23/30	3,595,000	3,698,228
				87,833,723
Health Care — 1.4%
Community Health Systems, Inc., 144A	10.875%	01/15/32	2,675,000	2,883,530
Flex Ltd.	6.000%	01/15/28	2,735,000	2,824,691
Mylan, Inc.	5.200%	04/15/48	2,650,000	2,156,127
				7,864,348
Materials — 0.5%
Celanese US Holdings, LLC	6.850%	11/15/28	2,475,000	2,563,521

Real Estate — 1.0%
Kimco Realty OP, LLC	4.850%	03/01/35	2,545,000	2,531,275
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	3,000,000	3,142,278
				5,673,553
Technology — 1.2%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	1,314,000	1,699,031
HP, Inc.	6.100%	04/25/35	1,435,000	1,518,223
Oracle Corporation	4.800%	09/26/32	1,110,000	1,096,526
Oracle Corporation	6.900%	11/09/52	2,075,000	2,213,751
				6,527,531
Utilities — 1.5%
Florida Gas Transmission Company, 144A	5.750%	07/15/35	2,880,000	2,995,167
Georgia Power Company	5.250%	03/15/34	2,785,000	2,873,575

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND

OCTOBER 31, 2025

CORPORATE BONDS — continued

	Coupon	Maturity	Par Value	Value
Utilities — continued
San Diego Gas & Electric Company, Series CCCC	5.400%	04/15/35	$2,030,000	$2,100,608
				7,969,350
Total Corporate Bonds
(Cost $159,719,651)				$167,539,226

FOREIGN GOVERNMENTS — 0.8%
Mexico Government International Bonds (Cost $3,918,020)	7.375%	05/13/55	$3,980,000	$4,467,550

COMMON STOCKS — 45.5%

	Shares	Value
Communications — 4.0%
Entertainment Content — 0.7%
Walt Disney Company (The)	34,365	$3,870,186

Internet Media & Services — 3.3%
Alphabet, Inc. - Class A	50,912	14,315,945
Meta Platforms, Inc. - Class A	6,208	4,024,957
		18,340,902
Consumer Discretionary — 0.9%
Retail - Discretionary — 0.9%
Home Depot, Inc. (The)	13,360	5,071,322

Consumer Staples — 2.0%
Food — 0.6%
Tyson Foods, Inc. - Class A	65,826	3,384,115

Retail - Consumer Staples — 0.8%
Walmart, Inc.	42,727	4,323,118

Tobacco & Cannabis — 0.6%
Philip Morris International, Inc.	23,785	3,432,889

Energy — 2.8%
Oil & Gas Producers — 2.8%
Chevron Corporation	16,420	2,589,762
Energy Transfer, L.P.	525,479	8,843,812
Kinder Morgan, Inc.	151,018	3,955,161
		15,388,735
Financials — 7.5%
Asset Management — 1.2%
Gitlab, Inc. - Class A (c)	41,060	2,001,675
TPG, Inc.	80,822	4,448,443
		6,450,118
Banking — 4.2%
JPMorgan Chase & Company	24,554	7,639,240
COMMON STOCKS — continued

	Shares	Value
Financials — continued
Banking — continued
SouthState Bank Corporation	64,715	$5,736,985
Wells Fargo & Company	103,880	9,034,444
		22,410,669
Insurance — 1.1%
Mercury General Corporation	78,905	6,099,357

Specialty Finance — 1.0%
Capital One Financial Corporation	25,239	5,552,328

Health Care — 5.2%
Biotech & Pharma — 3.0%
Gilead Sciences, Inc.	86,365	10,345,663
Johnson & Johnson	34,880	6,587,786
		16,933,449
Medical Equipment & Devices — 2.2%
Alcon, Inc.	67,289	4,971,984
Becton, Dickinson & Company	14,883	2,659,741
Medtronic plc	46,019	4,173,923
		11,805,648
Industrials — 5.8%
Aerospace & Defense — 3.8%
BAE Systems plc - ADR	24,687	2,441,791
General Dynamics Corporation	19,032	6,564,137
Kratos Defense & Security Solutions, Inc. (c)(d)	98,000	8,878,799
Lockheed Martin Corporation	5,475	2,693,043
		20,577,770
Diversified Industrials — 1.0%
Honeywell International, Inc.	26,532	5,341,688

Transportation & Logistics — 1.0%
FedEx Corporation	22,091	5,607,138

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND

OCTOBER 31, 2025

COMMON STOCKS — continued

	Shares	Value
Materials — 1.3%
Chemicals — 0.1%
Solstice Advanced Materials, Inc. (c)	6,633	$298,949

Metals & Mining — 1.2%
Barrick Mining Corporation	208,543	6,840,211

Real Estate — 2.9%
REITs — 2.9%
Essex Property Trust, Inc.	13,590	3,421,554
Prologis, Inc.	33,273	4,128,847
Public Storage	10,916	3,040,761
Ventas, Inc.	75,006	5,534,693
		16,125,855
Technology — 10.5%
Semiconductors — 5.0%
Marvell Technology, Inc.	84,748	7,944,278
Micron Technology, Inc. (d)	46,000	10,293,420
NVIDIA Corporation	44,000	8,909,560
		27,147,258
Software — 2.3%
Microsoft Corporation	23,468	12,151,965

Technology Hardware — 1.9%
Apple, Inc.	19,527	5,279,515
Cisco Systems, Inc.	72,447	5,296,600
		10,576,115
Technology Services — 1.3%
International Business Machines Corporation	23,648	7,269,632

Utilities — 2.6%
Electric Utilities — 2.6%
Alliant Energy Corporation	49,517	3,308,726
Enterprise Products Partners, L.P.	132,866	4,090,944
WEC Energy Group, Inc.	60,784	6,791,396
		14,191,066
Total Common Stocks
(Cost $175,566,144)		$249,190,483

EXCHANGE-TRADED FUNDS — 3.2%
iShares Core S&P Mid-Cap ETF	60,344	$3,918,136
JPMorgan Equity Premium Income ETF	100,401	5,710,809
JPMorgan Nasdaq Equity Premium Income ETF	135,236	7,992,447
Total Exchange-Traded Funds
(Cost $14,984,396)		$17,621,392
PREFERRED STOCKS — 2.0%

	Shares	Value
Industrials — 0.8%
Aerospace & Defense — 0.8%
Boeing Company (The), 6.00%, 10/15/2027	71,350	$4,617,772

Technology — 1.2%
Technology Hardware — 1.0%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	75,800	5,122,564

Technology Services — 0.2%
Shift4 Payments, Inc., 6.00%, 05/01/2028 - Series A	11,500	982,790

Total Preferred Stocks
(Cost $8,787,840)		$10,723,126

MONEY MARKET FUNDS — 1.3%
First American Government Obligations Fund - Class U, 4.05% (e)
(Cost $7,048,757)	7,048,757	$7,048,757

Investments at Value — 99.3%
(Cost $456,099,051)		$544,430,155

Other Assets in Excess of Liabilities — 0.7%		4,051,482

Net Assets — 100.0%		$548,481,637

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $68,060,999 as of October 31, 2025, representing 12.4% of net assets.

ADR - American Depositary Receipt

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year.

plc - Public Limited Company

S.A.B. de C.V. - Societe Anonima Bursatil de Capital Variable

S.p.A. - Societa per azioni

SOFR - Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the

The accompanying notes are an integral part of the financial statements.

WESTWOOD INCOME OPPORTUNITY FUND

OCTOBER 31, 2025

issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security has a perpetual maturity date.

(c)	Non-income producing security.

(d)	All or a portion of the security covers a written call option. The total value of securities as of October 31, 2025 was $19,172,219.

(e)	The rate shown is the 7-day effective yield as of October 31, 2025.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Kratos Defense & Security Solutions, Inc., 11/21/25	$100.00	980	$8,878,800	$480,200
Micron Technology, Inc., 01/16/26	280.00	460	10,293,420	492,200
Total Written Option Contracts
(Premiums $1,003,777)			$19,172,220	$972,400

The average monthly notional value of written option contracts during the year ended October 31, 2025 was $14,370,998.

SCHEDULE OF FUTURES CONTRACTS

	Contracts	Expiration Date	Notional Value	Value/ Unrealized Appreciation/ (Depreciation)
Currency Future
CME Euro Foreign Exchange Currency Future	75	12/15/2025	$10,830,000	$(67,790)
Interest Rate Futures
2-Year U.S. Treasury Note Future	115	12/31/2025	23,947,852	(32,672)
5-Year U.S. Treasury Note Future	342	12/31/2025	37,350,140	(89,561)
10-Year U.S. Treasury Note Future	60	12/19/2025	6,929,063	81,847
CME Ultra Long Term U.S. Treasury Bond Future	80	12/19/2025	9,702,500	167,275
			72,929,555	126,889
Total Futures Contracts			$88,759,555	$59,099

The average monthly notional value of futures contracts during the year ended October 31, 2025 was $33,596,488.

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT & AGENCIES — 3.5%

	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) — 0.5%
U.S. Treasury Bills	4.168%	11/13/25	$500,000	$499,460

U.S. Treasury Notes — 3.0%
U.S. Treasury Notes	4.000%	03/31/30	1,035,000	1,047,654
U.S. Treasury Notes	3.875%	07/31/30	1,000,000	1,006,992
U.S. Treasury Notes	4.625%	02/15/35	1,035,000	1,078,988
				3,133,634
Total U.S. Government & Agencies
(Cost $3,640,576)				$3,633,094

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
Federal Home Loan Mortgage Corporation — 1.7%
FHLMC, Series 2021-HQA1, Class B-2, 144A (a)	9.183%	08/25/33	$460,000	$537,050
FHLMC, Pool #SD8275	4.500%	12/01/52	455,823	446,230
FHLMC, Pool #SD8288	5.000%	01/01/53	441,933	441,870
FHLMC, Pool #SD2605	5.500%	04/01/53	446,066	453,516
				1,878,666
Federal National Mortgage Association — 0.5%
FNMA, Pool #FS3394	4.000%	10/01/52	486,494	463,692

Total Collateralized Mortgage Obligations
(Cost $2,317,780)				$2,342,358

CONVERTIBLE BONDS — 4.7%
Financials — 1.9%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	$1,000,000	$984,500
Redwood Trust, Inc.	7.750%	06/15/27	1,000,000	996,500
				1,981,000
Real Estate — 0.8%
Boston Properties Ltd., L.P., 144A	2.000%	10/01/30	815,000	797,477

Technology — 2.0%
BlackLine, Inc.	1.000%	06/01/29	1,000,000	1,072,600
Sabre Global, Inc., 144A	10.750%	11/15/29	1,082,000	1,030,605
				2,103,205
Total Convertible Bonds (Cost $4,752,813)				$4,881,682

CORPORATE BONDS — 59.7%
Communications — 11.3%
Alphabet, Inc.	5.300%	05/15/65	$460,000	$451,785
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	360,000	360,824
Charter Communications Operating, LLC	6.384%	10/23/35	1,000,000	1,034,668
Clear Channel Outdoor Holdings, Inc., 144A	7.875%	04/01/30	1,000,000	1,048,360
Connect Finco SARL / Connect U.S. Finco, LLC, 144A	9.000%	09/15/29	500,000	529,414
CSC Holdings, LLC, 144A	11.250%	05/15/28	1,000,000	877,155
DISH Network Corporation, 144A	11.750%	11/15/27	1,000,000	1,052,855

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND

OCTOBER 31, 2025

CORPORATE BONDS — continued

	Coupon	Maturity	Par Value	Value
Communications — continued
E.W. Scripps Company (The), 144A	9.875%	08/15/30	$1,000,000	$948,303
Enbridge, Inc.	7.200%	06/27/54	525,000	560,925
Getty Images, Inc., 144A	11.250%	02/21/30	1,000,000	996,026
Gray Media, Inc., 144A	7.250%	08/15/33	1,000,000	979,211
iHeartCommunications, Inc., 144A	7.750%	08/15/30	1,000,000	835,708
Muvico, LLC, 144A	15.000%	02/19/29	1,000,000	1,082,320
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	919,000	936,544
				11,694,098
Consumer Discretionary — 6.6%
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	1,000,000	1,021,004
Century Communities, Inc., 144A	6.625%	09/15/33	691,000	688,918
Ford Motor Credit Company, LLC	7.450%	07/16/31	1,000,000	1,104,396
Odeon Finco plc, 144A	12.750%	11/01/27	1,000,000	1,033,317
Shutterfly Finance, LLC, 144A	8.500%	10/01/27	1,021,250	998,272
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc., 144A	6.625%	05/01/32	1,000,000	1,013,937
Staples, Inc., 144A	10.750%	09/01/29	1,000,000	975,268
				6,835,112
Consumer Staples — 0.9%
BAT Capital Corporation	7.750%	10/19/32	552,000	642,897
Mars, Inc., 144A	5.700%	05/01/55	320,000	325,158
				968,055
Energy — 10.2%
Chord Energy Corporation, 144A	6.000%	10/01/30	1,000,000	1,001,048
CVR Energy, Inc., 144A	8.500%	01/15/29	1,000,000	1,024,847
Diamondback Energy, Inc.	5.900%	04/18/64	460,000	439,899
Energy Transfer, L.P. (H15T5Y + 531) (b)(c)	7.125%	05/15/65	525,000	541,960
Golar LNG Ltd., 144A	7.750%	09/19/29	1,000,000	1,003,282
Martin Midstream Partners, L.P., 144A	11.500%	02/15/28	1,000,000	1,028,430
NGL Energy Operating, LLC / NGL Energy Finance Corporation, 144A	8.125%	02/15/29	1,000,000	1,023,321
Northern Oil & Gas, Inc., 144A	7.875%	10/15/33	1,333,000	1,298,286
PBF Holding Company, LLC / PBF Finance Corporation, 144A	9.875%	03/15/30	1,000,000	1,060,073
Phillips 66 Company, Series B	6.200%	03/15/56	385,000	388,816
Plains All American Pipeline, L.P. / PAA Finance Corporation	5.600%	01/15/36	40,000	40,386
Sempra Energy (c)	6.400%	10/01/54	450,000	462,145
Sunoco, L.P., Series A, 144A	7.875%	03/18/45	315,000	319,882
TransCanada Trust	5.600%	03/07/82	478,000	472,751
W&T Offshore, Inc., 144A	10.750%	02/01/29	500,000	468,935
				10,574,061
Financials — 11.7%
Ally Financial, Inc.	6.992%	06/13/29	590,000	619,435
Ares Capital Corporation	7.000%	01/15/27	735,000	754,813
Avation Capital S.A., 144A	8.250%	10/31/26	500,000	500,148
Bank of America Corporation	6.250%	10/15/35	650,000	661,224
Bank of America Corporation	5.518%	10/25/35	635,000	651,061
Barclays plc	7.385%	11/02/28	515,000	545,211
Blue Owl Credit Income Corporation	5.800%	03/15/30	500,000	502,726
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	1,017,500	921,623

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND

OCTOBER 31, 2025

CORPORATE BONDS — continued

	Coupon	Maturity	Par Value	Value
Financials — continued
Golub Capital Private Credit Fund	5.875%	05/01/30	$890,000	$903,998
HSBC Holdings plc (c)	8.000%	12/31/49	615,000	651,200
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 144A	10.000%	11/15/29	1,250,000	1,254,616
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	360,000	431,832
Morgan Stanley, Series F (SOFR + 262) (b)	5.942%	02/07/39	450,000	472,133
Queen MergerCo, Inc., 144A	6.750%	04/30/32	1,000,000	1,035,123
SBL Holdings, Inc., 144A	7.200%	10/30/34	725,000	707,588
Sixth Street Lending Partners	5.750%	01/15/30	500,000	506,677
SouthState Corporation	7.000%	06/13/35	535,000	559,414
State Street Corporation (b)(c)	6.700%	12/31/49	475,000	493,415
				12,172,237
Health Care — 2.8%
1261229 BC Ltd., 144A	10.000%	04/15/32	1,000,000	1,046,106
Community Health Systems, Inc., 144A	10.875%	01/15/32	1,005,000	1,083,345
Flex Ltd.	6.000%	01/15/28	745,000	769,431
				2,898,882
Industrials — 6.1%
CoreCivic, Inc.	8.250%	04/15/29	500,000	526,335
Donnelley RR & Sons Company, 144A	9.500%	08/01/29	750,000	768,990
GEO Group, Inc.	8.625%	04/15/29	1,000,000	1,055,376
GEO Group, Inc.	10.250%	04/15/31	667,000	730,434
GrafTech Global Enterprises, Inc., 144A	9.875%	12/23/29	1,000,000	882,500
LABL, Inc., 144A	9.500%	11/01/28	1,000,000	745,949
Scorpio Tankers, Inc.	7.500%	01/30/30	625,000	633,101
XPO, Inc., 144A	6.250%	06/01/28	1,000,000	1,019,812
				6,362,497
Materials — 1.4%
Cleveland-Cliffs, Inc., 144A	7.000%	03/15/32	500,000	511,061
Mativ Holdings, Inc., 144A	8.000%	10/01/29	1,000,000	967,972
				1,479,033
Real Estate — 5.7%
American Homes 4 Rent, L.P.	4.300%	04/15/52	1,000,000	803,216
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,030,107
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	1,000,000	1,047,426
New Residential Investment Corporation, 144A	8.000%	04/01/29	1,000,000	1,020,612
Service Properties Trust	8.875%	06/15/32	1,000,000	986,331
VICI Properties, L.P.	5.125%	05/15/32	1,000,000	1,007,709
				5,895,401
Technology — 3.0%
CommScope, LLC, 144A	9.500%	12/15/31	1,000,000	1,017,255
Dell International, LLC / EMC Corporation	8.350%	07/15/46	342,000	442,214
HP, Inc.	6.100%	04/25/35	295,000	312,108
Oracle Corporation	6.900%	11/09/52	320,000	341,398
Xerox Corporation, 144A	10.250%	10/15/30	1,000,000	1,022,369
				3,135,344
Total Corporate Bonds
(Cost $60,844,992)				$62,014,720

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND

OCTOBER 31, 2025

FOREIGN GOVERNMENTS — 1.5%

	Coupon	Maturity	Par Value	Value
Mexico Government International Bonds	7.375%	05/13/55	$750,000	$841,875
Republic of South Africa Government Bonds	5.875%	04/20/32	695,000	715,779
Total Foreign Governments (Cost $1,433,320)				$1,557,654

COMMON STOCKS — 19.4%

	Shares	Value
Communications — 1.7%
Entertainment Content — 0.5%
Walt Disney Company (The)	4,272	$481,113

Internet Media & Services — 1.2%
Alphabet, Inc. - Class A	4,533	1,274,634

Consumer Discretionary — 1.2%
Retail - Discretionary — 1.2%
Home Depot, Inc. (The)	1,277	484,736
TJX Companies, Inc. (The)	5,734	803,563
		1,288,299
Consumer Staples — 0.9%
Tobacco & Cannabis — 0.9%
Altria Group, Inc.	9,100	513,058
Philip Morris International, Inc.	2,736	394,887
		907,945
Energy — 1.1%
Oil & Gas Producers — 1.1%
Devon Energy Corporation	5,780	187,792
Energy Transfer, L.P.	38,174	642,468
Kinder Morgan, Inc.	11,940	312,709
		1,142,969
Financials — 1.8%
Banking — 1.8%
SouthState Bank Corporation	3,280	290,772
Sumitomo Mitsui Financial Group, Inc. - ADR	32,755	533,251
Truist Financial Corporation	10,594	472,810
Wells Fargo & Company	6,771	588,874
		1,885,707
Health Care — 1.7%
Biotech & Pharma — 1.7%
Amgen, Inc.	1,088	324,692
Gilead Sciences, Inc.	6,948	832,301
Johnson & Johnson	3,253	614,394
		1,771,387
COMMON STOCKS — continued

	Shares	Value
Industrials — 2.9%
Aerospace & Defense — 2.5%
General Dynamics Corporation	2,439	$841,211
Kratos Defense & Security Solutions, Inc. (d)(e)	14,000	1,268,400
Lockheed Martin Corporation	1,088	535,166
		2,644,777
Transportation & Logistics — 0.4%
FedEx Corporation	1,553	394,182

Materials — 0.6%
Metals & Mining — 0.6%
Barrick Mining Corporation	18,621	610,769

Real Estate — 2.1%
REITs — 2.1%
Essex Property Trust, Inc.	1,309	329,567
Prologis, Inc.	4,127	512,119
Public Storage	1,468	408,926
Urban Edge Properties	23,164	445,444
Ventas, Inc.	7,019	517,932
		2,213,988
Technology — 4.0%
Semiconductors — 1.5%
Intel Corporation (e)	15,613	624,364
NVIDIA Corporation (d)	4,600	931,454
		1,555,818
Software — 0.8%
Microsoft Corporation	1,634	846,101

Technology Hardware — 0.8%
Cisco Systems, Inc.	10,435	762,903

Technology Services — 0.9%
International Business Machines Corporation	3,060	940,675

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND

OCTOBER 31, 2025

COMMON STOCKS — continued

	Shares	Value
Utilities — 1.4%
Electric Utilities — 1.4%
Alliant Energy Corporation	6,822	$455,846
Enterprise Products Partners, L.P.	15,152	466,530
WEC Energy Group, Inc.	4,217	471,166
		1,393,542
Total Common Stocks (Cost $14,301,182)		$20,114,809

EXCHANGE-TRADED FUNDS — 1.8%
JPMorgan Equity Premium Income ETF	9,048	$514,650
JPMorgan Nasdaq Equity Premium Income ETF	16,648	983,897
Westwood Salient Enhanced Energy Income ETF (f)	16,752	349,852
Total Exchange-Traded Funds (Cost $1,608,290)		$1,848,399

PREFERRED STOCKS — 2.3%
Industrials — 0.8%
Aerospace & Defense — 0.8%
Boeing Company (The), 6.00%, 10/15/2027	13,350	$864,012

Real Estate — 0.5%
Apartments — 0.5%
Vinebrook Homes Trust, Inc., 9.50% - Series B (g)	20,000	500,000

Technology — 1.0%
Technology Hardware — 0.8%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	11,850	800,823

Technology Services — 0.2%
Shift4 Payments, Inc., 6.00%, 05/01/2028 - Series A	2,400	205,104

Total Preferred Stocks (Cost $2,050,575)		$2,369,939

WARRANTS — 0.1%
Communications — 0.1%
Publishing & Broadcasting — 0.1%
Audacy 2nd Lien Warrants (g)	906	$—
Audacy 2nd Lien Warrants (g)	5,433	—
Audacy Special Warrants (g)	4,483	87,419
Total Warrants (Cost $103,500)		$87,419
MONEY MARKET FUNDS — 3.1%

	Shares	Value
First American Government Obligations Fund - Class U, 4.05% (h) (Cost $3,264,735)	3,264,735	$3,264,735

Investments at Value — 98.3%
(Cost $94,317,763)		$102,114,809

Other Assets in Excess of Liabilities — 1.7%		1,803,963

Net Assets — 100.0%		$103,918,772

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $42,289,260 as of October 31, 2025, representing 40.7% of net assets.

ADR - American Depositary Receipt

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year.

plc - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Societe Anonyme

S.A.B. de C.V. - Societe Anonima Bursatil de Capital Variable

S.p.A. - Societa per azioni

SOFR - Secured Overnight Financing Rate.

(a)	The rate shown is the annualized yield at time of purchase.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Security has a perpetual maturity date.

(d)	All or a portion of the security covers a written call option. The total value of these securities as of October 31, 2025 was $2,199,854.

(e)	Non-income producing security.

(f)	Affiliated fund.

(g)	Level 3 security in accordance with fair value hierarchy.

(h)	The rate shown is the 7-day effective yield as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD MULTI-ASSET INCOME FUND

OCTOBER 31, 2025

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Kratos Defense & Security Solutions, Inc., 11/21/25	$100.00	140	$1,268,400	$68,600
NVIDIA Corporation, 11/21/25	200.00	46	931,454	51,750
Total Written Option Contracts (Premiums $73,371)			$2,199,854	$120,350

The average monthly notional value of written option contracts during the year ended October 31, 2025 was $1,455,777.

SCHEDULE OF FUTURES CONTRACTS

	Contracts	Expiration Date	Notional Value	Value/ Unrealized Appreciation/ (Depreciation)
Currency Futures
CME Euro Foreign Exchange Currency Future	15	12/15/2025	$2,166,000	$(13,558)
Interest Rate Futures
10-Year U.S. Treasury Note Future	37	12/21/2025	4,272,922	35,611
CME Ultra Long Term U.S. Treasury Bond Future	63	12/21/2025	7,640,719	189,907
			11,913,641	225,518
Total Futures Contracts			$14,079,641	$211,960

The average monthly notional value of futures contracts during the year ended October 31, 2025 was $5,888,448.

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 88.8%

	Coupon	Maturity	Par Value	Value
Communications — 5.5%
Liberty Media Corporation - Liberty Formula One, 144A	2.250%	08/15/27	$1,500,000	$1,919,250
Trip.com Group Ltd., 144A	0.750%	06/15/29	2,000,000	2,441,000
Uber Technologies, Inc. *	0.875%	12/01/28	2,000,000	2,912,000
				7,272,250
Consumer Discretionary — 9.0%
Alibaba Group Holding Ltd.	0.500%	06/01/31	2,000,000	3,536,000
Cheesecake Factory, Inc. (The), 144A	2.000%	03/15/30	1,000,000	983,000
Etsy, Inc., 144A	1.000%	06/15/30	200,000	212,600
JD.com, Inc.	0.250%	06/01/29	2,500,000	2,637,500
Live Nation Entertainment, Inc. *	3.125%	01/15/29	2,000,000	3,016,800
Meritage Homes Corporation	1.750%	05/15/28	1,500,000	1,494,130
				11,880,030
Consumer Staples — 1.6%
Chef’s Warehouse, Inc. (The)	2.375%	12/15/28	1,470,000	2,165,604

Energy — 4.0%
CMS Energy Corporation *	3.375%	05/01/28	2,250,000	2,475,000
Northern Oil & Gas, Inc.	3.625%	04/15/29	2,900,000	2,810,100
				5,285,100
Financials — 3.8%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	1,000,000	984,500
Core Scientific, Inc., 144A	3.000%	09/01/29	700,000	1,488,900
PennyMac Corporation	5.500%	03/15/26	500,000	497,000
Redwood Trust, Inc.	7.750%	06/15/27	1,500,000	1,494,750
WisdomTree, Inc.	3.250%	08/15/29	500,000	593,000
				5,058,150
Health Care — 11.0%
Alnylam Pharmaceuticals, Inc.	1.000%	09/15/27	2,100,000	3,454,500
Dexcom, Inc.	0.375%	05/15/28	1,500,000	1,359,750
Ionis Pharmaceuticals, Inc. *	1.750%	06/15/28	2,000,000	3,043,800
Lantheus Holdings, Inc., 144A	2.625%	12/15/27	1,000,000	1,108,000
Ligand Pharmaceuticals, Inc., 144A	0.750%	10/01/30	2,000,000	2,343,000
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	1,500,000	1,806,750
Mirion Technologies, Inc., 144A	0.250%	06/01/30	1,000,000	1,440,000
				14,555,800
Industrials — 13.0%
Advanced Energy Industries, Inc., 144A	2.500%	09/15/28	2,250,000	3,591,675
Fluor Corporation	1.125%	08/15/29	2,250,000	2,895,750
Granite Construction, Inc.	3.250%	06/15/30	2,000,000	2,914,000
Itron, Inc.	1.375%	07/15/30	2,000,000	2,060,000
OSI Systems, Inc. *	2.250%	08/01/29	2,000,000	3,150,000
Tetra Tech, Inc. *	2.250%	08/15/28	2,500,000	2,655,750
				17,267,175

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND

OCTOBER 31, 2025

CONVERTIBLE BONDS — continued

	Coupon	Maturity	Par Value	Value
Materials — 3.4%
B2Gold Corporation, 144A	2.750%	02/01/30	$500,000	$777,250
MP Materials Corporation, 144A	3.000%	03/01/30	1,000,000	3,023,500
Peabody Energy Corporation	3.250%	03/01/28	500,000	774,250
				4,575,000
Technology — 34.8%
Akamai Technologies, Inc., 144A	0.250%	05/15/33	2,000,000	2,020,000
BlackLine, Inc. *	1.000%	06/01/29	2,000,000	2,145,200
Box, Inc. *	1.500%	09/15/29	2,000,000	2,016,000
Cipher Mining, Inc., 144A	0.000%	10/01/31	1,000,000	1,412,500
Commvault Systems, Inc., 144A	0.000%	09/15/30	1,000,000	911,000
Datadog, Inc., 144A	0.000%	12/01/29	2,500,000	2,651,250
DigitalOcean Holdings, Inc., 144A	0.000%	08/15/30	2,000,000	2,506,000
Dropbox, Inc.	0.000%	03/01/28	2,000,000	2,033,000
Five9, Inc.	1.000%	03/15/29	1,000,000	892,500
Lumentum Holdings, Inc.	1.500%	12/15/29	1,000,000	2,955,000
Microchip Technology, Inc.	0.750%	06/01/30	1,500,000	1,459,500
MKS Instruments, Inc. *	1.250%	06/01/30	2,200,000	2,640,000
Nebius Group N.V., 144A	1.000%	09/15/30	500,000	637,250
Nutanix, Inc.	0.250%	10/01/27	2,000,000	2,675,000
Rapid7, Inc., 144A	1.250%	03/15/29	1,000,000	899,900
Seagate HDD Cayman	3.500%	06/01/28	1,000,000	3,130,500
Shift4 Payments, Inc. *	0.500%	08/01/27	2,800,000	2,751,000
Snowflake, Inc.	0.000%	10/01/29	2,000,000	3,685,001
Synaptics, Inc., 144A	0.750%	12/01/31	1,000,000	1,006,000
Tempus AI, Inc., 144A	0.750%	07/15/30	500,000	680,000
Veeco Instruments, Inc.	2.875%	06/01/29	1,000,000	1,241,500
Vishay Intertechnology, Inc.	2.250%	09/15/30	500,000	464,500
Western Digital Corporation	3.000%	11/15/28	800,000	3,204,000
Wix.com Ltd., 144A	0.000%	09/15/30	1,000,000	995,000
Zscaler, Inc., 144A *	0.000%	07/15/28	1,000,000	1,031,500
				46,043,101
Utilities — 2.7%
Evergy, Inc.	4.500%	12/15/27	1,000,000	1,271,000
Ormat Technologies, Inc.	2.500%	07/15/27	1,750,000	2,258,375
				3,529,375
Total Convertible Bonds (Cost $97,090,097)				$117,631,585

CORPORATE BONDS — 7.9%
Industrials — 5.5%
Centrus Energy Corporation, 144A *	0.000%	08/15/32	$1,300,000	$2,309,450
GEO Group, Inc.	8.625%	04/15/29	1,500,000	1,583,064
Parsons Corporation *	2.625%	03/01/29	3,000,000	3,423,000
				7,315,514
Materials — 0.7%
Celanese US Holdings, LLC	6.850%	11/15/28	915,000	947,726

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND

OCTOBER 31, 2025

CORPORATE BONDS — continued

	Coupon	Maturity	Par Value	Value
Real Estate — 1.7%
Iron Mountain, Inc., 144A	7.000%	02/15/29	$1,000,000	$1,030,107
Service Properties Trust, 144A	8.625%	11/15/31	1,100,000	1,160,262
				2,190,369
Total Corporate Bonds (Cost $9,402,248)				$10,453,609

COMMON STOCKS — 0.5%

	Shares	Value
Industrials — 0.5%
Aerospace & Defense — 0.5%
Kratos Defense & Security Solutions, Inc. (a)(b) (Cost $364,647)	8,000	$724,800

PURCHASED OPTION CONTRACTS — 0.0% (c)

	Strike Price	Contracts	Notional Value	Value
Put Option Contracts — 0.0% (c)
iShares Russell 2000 ETF, 11/21/25 (Cost $172,886)	$226.00	500	$12,311,500	$31,000

MONEY MARKET FUNDS — 4.8%

			Shares	Value
First American Government Obligations Fund - Class U, 4.05% (d) (Cost $6,430,104)			6,430,104	$6,430,104

Investments at Value — 102.0% (Cost $113,459,982)				$135,271,098

Liabilities in Excess of Other Assets — (2.0%)				(2,640,132)

Net Assets — 100.0%				$132,630,966

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $40,385,144 as of October 31, 2025, representing 30.4% of net assets.

N.V. - Naamloze Vennootschap

*	All or a part of this security has been pledged as collateral for derivative instruments held by the Fund. The total value of these securities as of October 31, 2025 was $33,569,500.

(a)	Non-income producing security.

(b)	All or a portion of this security covers a written call option. The total value of these securities as of October 31, 2025 was $724,800.

(c)	Percentage rounds to less than 0.1%.

(d)	The rate shown is the 7-day effective yield as of October 31, 2025.

The average monthly notional value of purchased option contracts during the year ended October 31, 2025 was $2,034,125.

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND

OCTOBER 31, 2025

A list of open OTC swap agreements as of October 31, 2025, is as follows:

SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS

Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable (a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
Short Positions
(13,000)	Advanced Energy Industries, Inc.	$(2,479,023)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	$(151,696)
(14,200)	Akamai Technologies, Inc.	(1,046,114)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(18,558)
(15,600)	Alibaba Group Holding Ltd.	(2,588,196)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(65,121)
(6,300)	Alnylam Pharmaceuticals, Inc.	(2,962,702)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	94,599
(140,300)	B2Gold Corporation	(693,082)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	77,310
(15,800)	BlackLine, Inc.	(783,048)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(120,194)
(20,700)	Box, Inc. - Class A	(677,511)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	14,380
(5,000)	Centrus Energy Corporation - Class A	(1,868,692)	3.36% OBFR 3.87% minus 51bp	05/18/2026	BNP Paribas	33,890
(8,500)	Cheesecake Factory, Inc. (The)	(462,570)	2.7% OBFR 3.87% minus 17bp	05/18/2026	BNP Paribas	39,874
(26,400)	Chef’s Warehouse, Inc. (The)	(1,561,560)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	6,569
(40,000)	Cipher Mining, Inc.	(766,299)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	21,501
(12,300)	CMS Energy Corporation	(926,313)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	23,196
(2,300)	Commvault Systems, Inc.	(395,715)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	76,170
(42,000)	Core Scientific, Inc.	(837,480)	2.46% OBFR 3.87% minus 41bp	05/18/2026	BNP Paribas	(66,158)
(6,000)	Datadog, Inc. - Class A	(960,120)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(15,136)
(1,800)	DexCom, Inc.	(117,738)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	13,139
(35,400)	DigitalOcean Holdings, Inc.	(1,531,830)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	94,936
(33,800)	Dropbox, Inc.	(978,510)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(55)
(1,700)	Etsy, Inc.	(120,920)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	15,701
(13,100)	Evergy, Inc.	(1,007,390)	0% OBFR 0% minus 0bp	05/18/2026	BNP Paribas	1,179
(2,900)	Five9, Inc.	(63,423)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(6,883)
(31,400)	Fluor Corporation	(1,592,922)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	64,205
(20,600)	Granite Construction, Inc.	(2,191,840)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	75,556
(28,000)	Ionis Pharmaceuticals, Inc.	(2,026,920)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(50,094)
(9,200)	Itron, Inc.	(1,230,224)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	309,422
(25,300)	JD.com, Inc.	(838,442)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	3,931
(5,000)	Lantheus Holdings, Inc.	(282,600)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(5,378)
(11,200)	Liberty Media Corporation - Liberty Formula One	(1,159,984)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	43,602
(5,900)	Ligand Pharmaceuticals, Inc.	(1,090,400)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(37,104)
(15,300)	Live Nation Entertainment, Inc.	(2,375,019)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	91,223
(13,500)	Lumentum Holdings, Inc.	(2,113,695)	3.3% OBFR 3.87% minus 57bp	05/18/2026	BNP Paribas	(604,040)

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND

OCTOBER 31, 2025

SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS — continued

Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable (a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
(10,700)	Merit Medical Systems, Inc.	$(861,029)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	$(74,210)
(4,600)	Meritage Homes Corporation	(320,252)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	10,011
(3,400)	Microchip Technology, Inc.	(221,714)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	9,856
(33,800)	Mirion Technologies, Inc. - Class A	(844,726)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(146,801)
(8,500)	MKS Instruments, Inc.	(1,159,570)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(60,028)
(41,800)	MP Materials Corporation	(3,728,637)	3.09% OBFR 3.87% minus 78bp	05/18/2026	BNP Paribas	1,097,015
(2,200)	Nebius Group N.V. - Class A	(240,130)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(47,394)
(33,100)	Northern Oil & Gas, Inc.	(718,932)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(12,354)
(25,000)	Nutanix, Inc. - Class A	(1,697,500)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(80,664)
(13,400)	Ormat Technologies, Inc.	(1,459,586)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	36,606
(7,600)	OSI Systems, Inc.	(1,950,616)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(162,421)
(17,000)	Parsons Corporation	(1,429,870)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	18,879
(21,300)	Peabody Energy Corporation	(675,112)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	91,990
(3,100)	Rapid7, Inc.	(56,947)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(339)
(11,800)	Seagate Technology Holdings plc	(2,588,685)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(425,827)
(8,000)	Shift4 Payments, Inc.	(604,080)	3.11% OBFR 3.87% minus 76bp	05/18/2026	BNP Paribas	52,179
(10,300)	Snowflake, Inc. - Class A	(2,480,858)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(346,261)
(6,400)	Synaptics, Inc.	(445,696)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(7,575)
(3,000)	Tempus AI, Inc. - Class A	(275,730)	2.66% OBFR 3.87% minus 21bp	05/18/2026	BNP Paribas	6,566
(32,300)	Tetra Tech, Inc.	(1,049,750)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	18,718
(19,000)	Trip.com Group Ltd.	(1,326,390)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(13,744)
(20,700)	Uber Technologies, Inc.	(1,956,564)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(37,717)
(20,600)	Veeco Instruments, Inc.	(598,842)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	7,592
(6,600)	Vishay Intertechnology, Inc.	(112,002)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	121
(20,600)	Western Digital Corporation	(2,481,064)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(608,695)
(29,100)	WisdomTree, Inc.	(383,829)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	36,434
(2,600)	Wix.com Ltd.	(352,716)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(25,099)
(900)	Zscaler, Inc.	(272,115)	3.52% OBFR 3.87% minus 35bp	05/18/2026	BNP Paribas	(25,456)
Total Short Positions						$(728,652)

			Total swap agreements at value (assets)			$2,486,350
			Total swap agreements at value (liabilities)			(3,215,002)
			Net swap agreements at value			$(728,652)

OFBR - Overnight Bank Funding Rate

OTC - Over the Counter

(a)	Payment frequency is monthly.

The average monthly notional value for swap contracts for the year ended October 31, 2025 was $55,845,086.

The accompanying notes are an integral part of the financial statements.

WESTWOOD ALTERNATIVE INCOME FUND

OCTOBER 31, 2025

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Kratos Defense & Security Solutions, Inc., 11/21/25 (Premiums $31,905)	$100.00	80	$724,800	$39,200

The average monthly notional value of written option contracts during the year ended October 31, 2025 was $841,600.

SCHEDULE OF FUTURES CONTRACTS

	Contracts	Expiration Date	Notional Value	Value/ Unrealized Appreciation/ (Depreciation)
Interest Rate Futures
5-Year U.S. Treasury Note Future	57	12/31/2025	$6,225,023	$(165)

The average monthly notional value of futures contracts during the year ended October 31, 2025 was $4,791,079.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
AFFILIATED EXCHANGE-TRADED FUNDS — 4.1%

	Shares	Value
Westwood Salient Enhanced Energy Income ETF	481,115	$10,047,702
Westwood Salient Enhanced Midstream Income ETF	1,565,169	39,708,337
Total Affiliated Exchange-Traded Funds (Cost $50,094,282)		$49,756,039

MASTER LIMITED PARTNERSHIPS (a) — 22.7%
Crude & Refined Products — 5.9%
Delek Logistics Partners, L.P.	107,853	$4,804,851
Genesis Energy, L.P. (b)	506,778	8,290,888
MPLX, L.P.	1,144,613	58,100,556
		71,196,295
Gathering & Processing — 2.6%
Western Midstream Partners, L.P.	824,980	30,912,001

Natural Gas Liquids Infrastructure — 14.2%
Energy Transfer, L.P.	6,787,370	114,231,437
Enterprise Products Partners, L.P.	1,888,523	58,147,623
		172,379,060
Total Master Limited Partnerships (Cost $142,864,249)		$274,487,356

MLP RELATED COMPANIES — 72.6%
Crude & Refined Products — 9.7%
Enbridge, Inc.	1,374,117	$64,061,334
Gibson Energy, Inc.	247,828	4,224,853
Plains GP Holdings, L.P. - Class A	1,679,206	28,999,888
South Bow Corporation	778,692	20,191,484
		117,477,559
Exploration & Production — 0.7%
WaterBridge Infrastructure, LLC - Class A (f)	354,536	8,508,864

Gathering & Processing — 20.5%
Antero Midstream Corporation	1,851,095	31,931,389
DT Midstream, Inc.	862,238	94,406,438
EMG Utica I Offshore Co-Investment, LP and Subsidiary (c)(d)(e)	11,947,421	7,875,032
EMG Utica Midstream Fund, LP and Subsidiaries (c)(d)(e)*	4,052,579	4,296,282
Hess Midstream, L.P. - Class A	1,345,669	45,685,463
Kinetik Holdings, Inc.	614,845	23,677,681
Targa Resources Corporation	252,281	38,861,365
		246,733,650
MLP RELATED COMPANIES — continued

	Shares	Value
Liquefied Natural Gas — 5.9%
Cheniere Energy, Inc. (b)	284,601	$60,335,412
NextDecade Corporation (b)(f)	1,102,221	6,536,171
Venture Global, Inc. - Class A (b)	454,014	3,890,900
		70,762,483
Natural Gas Liquids Infrastructure — 8.8%
Keyera Corporation	1,745,060	51,522,537
ONEOK, Inc. (b)	436,182	29,224,194
Pembina Pipeline Corporation	673,337	25,472,339
		106,219,070
Natural Gas Pipelines — 21.5%
Kinder Morgan, Inc.	4,095,567	107,262,899
TC Energy Corporation	1,334,686	66,947,850
Williams Companies, Inc. (The)	1,474,349	85,320,577
		259,531,326
Oilfield Services & Equipment — 1.5%
Solaris Energy Infrastructure, Inc. (b)	337,847	17,983,596

Renewable Energy Infrastructure — 4.0%
Clearway Energy, Inc. - Class C	201,303	6,427,605
Eaton Corporation plc	7,340	2,800,650
NRG Energy, Inc.	170,555	29,311,582
Quanta Services, Inc.	9,950	4,468,844
Shoals Technologies Group, Inc. - Class A (f)	241,515	2,538,323
Vistra Corporation	17,128	3,225,202
		48,772,206
Total MLP Related Companies (Cost $621,382,465)		$875,988,754

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

OCTOBER 31, 2025

MONEY MARKET FUNDS — 0.2%

	Shares	Value
First American Government Obligations Fund - Class U, 4.05% (g) (Cost $2,042,013)	2,042,013	$2,042,013

Investments at Value — 99.6% (Cost $816,383,009)		$1,202,274,162

Other Assets in Excess of Liabilities — 0.4%		4,595,218

Net Assets — 100.0%		$1,206,869,380

MLP - Master Limited Partnership

plc - Public Limited Company

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.

(b)	All or a portion of the security covers a written call option. The total value of securities as of October 31, 2025 was $126,261,161.

(c)	These securities are exempt from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions except from registration, normally to qualified institutional buyers, or to the public if the securities are subsequently registered.

(d)	Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees and represents 1.0% of net assets.

(e)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.

(f)	Non-income producing security.

(g)	The rate shown is the 7-day effective yield as of October 31, 2025.

*	As of October 31, 2025 there are unfunded commitment in the amount of $12,157,738.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

OCTOBER 31, 2025

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Cheniere Energy, Inc., 11/21/25	$270.00	652	$13,822,400	$30,970
Genesis Energy, L.P., 11/21/25	17.50	1	1,636	10
NextDecade Corporation, 11/21/25	7.00	2,204	1,306,972	22,040
ONEOK, Inc., 11/21/25	70.00	1,090	7,303,000	57,770
Solaris Energy Infrastructure, Inc., 11/21/25	70.00	1,328	7,068,944	278,880
Venture Global, Inc. - Class A, 11/21/25	10.00	2,270	1,945,390	70,370
Total Written Option Contracts (Premiums $649,999)			$31,448,342	$460,040

The average monthly notional value of written option contracts during the year ended October 31, 2025 was $33,400,257.

The accompanying notes are an integral part of the financial statements.

WESTWOOD REAL ESTATE INCOME FUND

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS COMMON STOCKS — 22.8%

	Shares	Value
Consumer Discretionary — 1.5%
Leisure Facilities & Services — 1.5%
Vail Resorts, Inc.	26,000	$3,856,580

Financials — 2.8%
Specialty Finance — 2.8%
Blackstone Mortgage Trust, Inc. - Class A	400,000	7,392,000

Real Estate Investment Trusts (REITs) — 18.5%
Infrastructure — 1.7%
Crown Castle, Inc.	50,000	4,511,000

Office — 3.3%
COPT Defense Properties	300,000	8,451,000

Residential — 7.7%
Centerspace	125,000	7,406,250
Essex Property Trust, Inc.	30,000	7,553,100
Invitation Homes, Inc.	170,000	4,785,500
		19,744,850
Retail — 1.8%
Phillips Edison & Company, Inc.	140,000	4,737,600

Specialized — 1.4%
Lamar Advertising Company - Class A	30,000	3,557,700

Storage — 2.6%
Extra Space Storage, Inc.	50,000	6,677,000

Total Common Stocks (Cost $56,736,246)		$58,927,730

PREFERRED STOCKS* — 71.8%
Consumer Discretionary — 4.1%
Home Construction — 4.1%
Hovnanian Enterprises, Inc., 7.63% - Series A	515,000	$10,500,850

Financials — 3.9%
Banking — 3.9%
Associated Banc-Corp, 5.63% - Series F	96,216	2,038,817
Associated Banc-Corp, 5.88% - Series E	52,423	1,124,473
Banc of California, Inc., 7.75% - Series F	87,360	2,176,138
PREFERRED STOCKS* — continued

	Shares	Value
Financials — continued
Banking — continued
Merchants Bancorp, 7.63% - Series E	196,055	$4,646,503
		9,985,931
Specialty Finance — 0.0% (a)
TPG RE Finance Trust, Inc., 6.25% - Series C	600	10,506

Real Estate Investment Trusts (REITs) — 63.8%
Apartments — 1.7%
Vinebrook Homes Trust, 9.50% - Series B (b)	180,000	4,500,000

Data Centers — 4.1%
DigitalBridge Group, Inc., 7.13% - Series H	240,000	5,145,600
DigitalBridge Group, Inc., 7.13% - Series J	77,265	1,625,655
DigitalBridge Group, Inc., 7.15% - Series I	182,664	3,909,010
		10,680,265
Diversified — 6.3%
Armada Hoffler Properties, Inc., 6.75% - Series A	320,000	6,841,600
CTO Realty Growth, Inc., 6.38% -Series A	447,333	9,376,100
		16,217,700
Healthcare — 3.0%
Global Medical REIT, Inc., 7.50% - Series A	311,134	7,619,672

Hotels — 18.2%
Chatham Lodging Trust, 6.63% - Series A	173,492	3,487,189
DiamondRock Hospitality Company, 8.25% - Series A	66,410	1,686,814
Pebblebrook Hotel Trust, 5.70% - Series H	489,548	8,591,567
Pebblebrook Hotel Trust, 6.30% - Series F	242,066	4,637,985
Pebblebrook Hotel Trust, 6.38% - Series E	98,002	1,896,339
Pebblebrook Hotel Trust, 6.38% - Series G	250,000	4,872,500
RLJ Lodging Trust, 7.80% - Series A	375,000	9,375,000
Summit Hotel Properties, Inc.,5.88% - Series F	158,938	3,218,494
Summit Hotel Properties, Inc., 6.25% - Series E	283,000	5,606,230

The accompanying notes are an integral part of the financial statements.

WESTWOOD REAL ESTATE INCOME FUND
OCTOBER 31, 2025

PREFERRED STOCKS* — continued

	Shares	Value
Real Estate Investment Trusts (REITs) — continued
Hotels — continued
Sunstone Hotel Investors, Inc., 6.13% - Series H	166,508	$3,486,678
		46,858,796
Industrial — 3.5%
LXP Industrial Trust, 6.50% - Series C	190,000	8,981,300

Manufactured Homes — 0.8%
UMH Properties, Inc., 6.38% - Series D	87,634	1,977,023

Mortgage — 4.0%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	523,747	10,249,729

Office — 2.5%
Hudson Pacific Properties, Inc., 4.75% - Series C	428,878	6,428,881

Residential — 2.9%
American Homes 4 Rent, 5.88% - Series G	307,132	7,573,875

Retail — 2.7%
Regency Centers Corporation, 5.88% - Series B	96,953	2,280,334
Regency Centers Corporation, 6.25% - Series A	200,000	4,740,000
		7,020,334
Shopping Centers — 4.2%
Saul Centers, Inc., 6.00% - Series E	125,000	2,721,250
Saul Centers, Inc., 6.13% - Series D	381,000	8,122,920
		10,844,170
Specialized — 6.2%
EPR Properties, 5.75% - Series C	31,000	685,100
EPR Properties, 5.75% - Series G	107,775	2,139,334
EPR Properties, 9.00% - Series E	283,506	8,544,871
IQHQ, Inc.,15.50% - Series D-1 (b)	5,000	4,750,000
		16,119,305
Storage — 3.7%
National Storage Affiliates Trust, 6.00% - Series A	370,000	8,469,300
Public Storage, 4.00% - Series P	1,732	28,924
Public Storage, 4.00% - Series R	50,000	835,500
Public Storage, 4.63% - Series L	4,086	78,533
Public Storage, 4.75% - Series K	7,069	140,108
		9,552,365
Total Preferred Stocks (Cost $176,456,675)		$185,120,702
MONEY MARKET FUNDS — 5.4%

	Shares	Value
First American Government Obligations Fund - Class U, 4.05% (d) (Cost $13,925,031)	13,925,031	$13,925,031

Investments at Value — 100.0% (Cost $247,117,952)		$257,973,463

Other Assets in Excess of Liabilities — 0.0% (a)		15,830

Net Assets — 100.0%		$257,989,293

REIT - Real Estate Investment Trust

*	Securities listed have a perpetual maturity.

(a)	Percentage rounds to less than 0.1%.

(b)	Level 3 security in accordance with fair value hierarchy.

(c)	Non-income producing security.

(d)	The rate shown is the 7-day effective yield as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

WESTWOOD BROADMARK TACTICAL GROWTH FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS EXCHANGE-TRADED FUNDS — 67.1%

	Shares	Value
Energy Select Sector SPDR Fund	92,355	$8,139,246
Industrial Select Sector SPDR Fund	55,484	8,603,349
Invesco QQQ Trust Series 1	41,789	26,288,206
iShares MSCI Eurozone ETF	136,310	8,474,393
SPDR S&P 500® ETF Trust	50,875	34,699,803
Utilities Select Sector SPDR Fund	125,461	11,178,575
VanEck Gold Miners ETF	226,118	16,294,063
Total Exchange-Traded Funds (Cost $101,183,567)		$113,677,635

MONEY MARKET FUNDS — 32.9%
First American Government Obligations Fund - Class U, 4.05% (a) (Cost $55,711,054)	55,711,054	$55,711,054

Investments at Value — 100.0% (Cost $156,894,621)		$169,388,689

Liabilities in Excess of Other Assets — 0.0% (b)		(1,849)

Net Assets — 100.0%		$169,386,840

(a)	The rate shown is the 7-day effective yield as of October 31, 2025.

(b)	Percentage rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

WESTWOOD BROADMARK TACTICAL PLUS FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS EXCHANGE-TRADED FUNDS — 11.6%

	Shares	Value
Invesco S&P 500 Equal Weight ETF (Cost $7,220,632)	38,299	$7,197,531

PURCHASED OPTION CONTRACTS — 0.0% (a)

	Strike Price	Contracts	Notional Value	Value
Put Option Contracts — 0.0% (a)
E-Mini S&P 500 End of Month Options, 11/14/25 (Cost $211,265)	$6,000.00	168	$57,741,600	$13,440

MONEY MARKET FUNDS — 83.6%

	Shares	Value
First American Government Obligations Fund - Class U, 4.05% (b) (Cost $52,181,580)	52,181,580	$52,181,580

Investments at Value — 95.2% (Cost $59,613,477)		$59,392,551

Other Assets in Excess of Liabilities — 4.8%		3,011,008

Net Assets — 100.0%		$62,403,559

(a)	Percentage rounds to less than 0.1%.

(b)	The rate shown is the 7-day effective yield as of October 31, 2025.

The average monthly notional value of purchased option contracts during the year ended October 31, 2025 was $30,467,544.

SCHEDULE OF FUTURES CONTRACTS

	Contracts	Expiration Date	Notional Value	Value/ Unrealized Appreciation/ (Depreciation)
Index Futures
E-Mini S&P 500 Futures	87	12/19/2025	$29,901,900	$864,314
Nasdaq 100 E-Mini Futures	30	12/19/2025	15,602,400	754,820
Total Futures Contracts			$45,504,300	$1,619,134

The average monthly notional value of long futures contracts during the year ended October 31, 2025 was $19,204,308.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Westwood Quality Value Fund		Westwood Quality MidCap Fund	Westwood Quality SMidCap Fund	Westwood Quality SmallCap Fund
ASSETS
Investments in unaffiliated securities:
At cost	$153,314,191		$1,611,998	$87,567,255	$829,677,152
At value (Note 2)	$183,187,476		$1,789,752	$96,651,769	$921,985,864
Receivable for capital shares sold	4,436		—	36,735	1,090,724
Receivable for investment securities sold	—		—	—	5,402,541
Receivable from Adviser	—		3,791	—	—
Dividends and interest receivable	111,749		414	4,614	216,753
Other assets	29,541		2,991	24,415	37,127
Total assets	183,333,202		1,796,948	96,717,533	928,733,009
LIABILITIES
Payable for capital shares redeemed	3,800		—	290	228,758
Payable for investment securities purchased	838,134		—	892,002	994,259
Payable to Adviser, net of waivers (Note 4)	70,826		—	40,821	545,977
Payable to administrator (Note 4)	6,269		903	3,444	27,310
Accrued administrative servicing fees — Institutional Shares (Note 4)	44,743		887	34,829	54,396
Payable for distribution fees — A Class Shares (Note 4)	539		—	—	2,749
Payable for distribution fees — C Class Shares (Note 4)	724		—	—	21,755
Other accrued expenses	22,710		16,400	19,770	46,910
Total liabilities	987,745		18,190	991,156	1,922,114
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—		—	—	—
NET ASSETS	$182,345,457		$1,778,758	$95,726,377	$926,810,895
NET ASSETS CONSIST OF:
Paid-in capital	$119,982,019		$1,479,982	$82,150,294	$803,270,115
Distributable earnings	62,363,438		298,776	13,576,083	123,540,780
NET ASSETS	$182,345,457		$1,778,758	$95,726,377	$926,810,895
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$180,217,740		$1,778,758	$68,261,598	$352,641,834
Institutional Shares of beneficial interest outstanding	12,866,641		151,191	4,132,422	17,862,100
Net asset value, offering price and redemption price per share (Note 1)	$14.01		$11.76	$16.52	$19.74
A CLASS SHARES
Net assets applicable to A Class Shares	$2,126,526		N/A	N/A	$2,433,019
A Class Shares of beneficial interest outstanding	151,021		N/A	N/A	123,713
Net asset value, offering price and redemption price per share (Note 1)	$14.08		N/A	N/A	$19.67
Maximum sales charge	3.00%		N/A	N/A	4.00%
Maximum offering price per share	$14.52		N/A	N/A	$20.49
C CLASS SHARES
Net assets applicable to C Class Shares	N/A		N/A	N/A	$4,640,003
C Class Shares of beneficial interest outstanding	N/A		N/A	N/A	240,693
Net asset value, offering price and redemption price per share (Note 1)	N/A		N/A	N/A	$19.28
ULTRA SHARES
Net assets applicable to Ultra Class Shares	$1,191		N/A	$27,464,779	$567,096,039
Ultra Class Shares of beneficial interest outstanding	85		N/A	1,663,769	28,684,117
Net asset value, offering price and redemption price per share (Note 1)	$13.96	*	N/A	$16.51	$19.77

*	Net Assets divided by Shares do not calculate to the Net Asset Value because Net Assets and Shares are shown rounded.

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Westwood Quality AllCap Fund	Westwood Income Opportunity Fund	Westwood Multi-Asset Income Fund
ASSETS
Investments in affiliated securities, at cost	$—	$—	$385,743
Investments in unaffiliated securities, at cost	18,782,826	456,099,051	93,932,020
Investments in affiliated securities, at value (Note 2 and 3)	$—	$—	$349,852
Investments in unaffiliated securities, at value (Note 2)	21,512,833	544,430,155	101,764,957
Receivable for capital shares sold	—	147,360	146,665
Deposits with brokers for options	—	612,937	—
Cash collateral for futures contracts	—	1,333,000	459,300
Receivable from Adviser	1,430	—	—
Dividends and interest receivable	5,506	3,689,662	1,462,140
Reclaims receivable	—	—	1,803
Other assets	21,079	72,625	24,995
Total assets	21,540,848	550,285,739	104,209,712
LIABILITIES
Written call options, at value (Notes 1 & 4) (premiums received $—, $1,003,777, $73,371)	—	972,400	120,350
Variation margin payable on futures contracts	—	84,531	41,969
Payable for capital shares redeemed	—	266,451	11,298
Payable to Adviser, net of waivers (Note 4)	—	292,810	74,576
Payable to administrator (Note 4)	1,432	15,898	3,551
Accrued administrative servicing fees — Institutional Shares (Note 4)	105	79,809	5,584
Payable for distribution fees — A Class Shares (Note 4)	—	23,008	8,287
Payable for distribution fees — C Class Shares (Note 4)	—	32,045	355
Other accrued expenses	17,346	37,150	24,970
Total liabilities	18,883	1,804,102	290,940
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—	—
NET ASSETS	$21,521,965	$548,481,637	$103,918,772
NET ASSETS CONSIST OF:
Paid-in capital	$17,325,743	$472,211,613	$113,996,185
Distributable earnings (accumulated deficit)	4,196,222	76,270,024	(10,077,413)
NET ASSETS	$21,521,965	$548,481,637	$103,918,772
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$414,361	$372,812,646	$99,037,047
Institutional Shares of beneficial interest outstanding	34,258	29,206,898	9,713,246
Net asset value, offering price and redemption price per share (Note 1)	$12.10	$12.76	$10.20
A CLASS SHARES
Net assets applicable to A Class Shares	N/A	$46,338,041	$4,881,725
A Class Shares of beneficial interest outstanding	N/A	3,634,135	475,842
Net asset value, offering price and redemption price per share (Note 1)	N/A	$12.75	$10.26
Maximum sales charge	N/A	3.00%	3.00%
Maximum offering price per share	N/A	$13.14	$10.58
C CLASS SHARES
Net assets applicable to C Class Shares	N/A	$13,288,953	N/A
C Class Shares of beneficial interest outstanding	N/A	1,047,394	N/A
Net asset value, offering price and redemption price per share (Note 1)	N/A	$12.69	N/A
ULTRA SHARES
Net assets applicable to Ultra Shares	$21,107,604	$116,041,997	N/A
Ultra Shares of beneficial interest outstanding	1,742,673	9,096,459	N/A
Net asset value, offering price and redemption price per share (Note 1)	$12.11	$12.76	N/A

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Westwood Alternative Income Fund	Westwood Salient MLP & Energy Infrastructure Fund	Westwood Real Estate Income Fund
ASSETS
Investments in affiliated securities, at cost	$—	$50,094,282	$—
Investments in unaffiliated securities, at cost	113,459,982	766,288,727	247,117,952
Investments in affiliated securities, at value (Note 2 and 3)	$—	$49,756,039	$—
Investments in unaffiliated securities, at value (Note 2)	135,271,098	1,152,518,123	257,973,463
Unrealized appreciation on swap agreements	2,486,350	—	—
Receivable for capital shares sold	313,842	552,892	187,963
Receivable for investment securities sold	—	3,001,878	39,578
Cash collateral for futures contracts	71,250	—	—
Dividends and interest receivable	561,157	3,657,385	284,028
Due from related party (Note 2)	—	300,000	—
Other assets	21,031	249,716	78,333
Total assets	138,724,728	1,210,036,033	258,563,365
LIABILITIES
Written call options, at value (Notes 1 & 4) (premiums received $31,905, $649,999 and $—)	39,200	460,040	—
Unrealized depreciation on swap agreements	3,215,002	—	—
Payable for capital shares redeemed	45,092	998,188	72,387
Payable for investment securities purchased	1,877,957	—	251,027
Due to broker for swap contracts	54,808	—	—
Payable to Adviser, net of waivers (Note 4)	806,695	898,365	148,128
Payable to administrator (Note 4)	4,289	43,707	8,883
Payable for tax expense (Note 2)	—	300,000	—
Accrued administrative servicing fees — Institutional Shares (Note 4)	15,438	212,625	15,818
Accrued administrative servicing fees — A Class Shares (Note 4)	—	42,016	10,931
Accrued administrative servicing fees — C Class Shares (Note 4)	—	6,687	3,124
Payable for distribution fees — A Class Shares (Note 4)	326	70,628	32,112
Payable for distribution fees — C Class Shares (Note 4)	3,525	48,587	3,652
Other accrued expenses	31,430	85,810	28,010
Total liabilities	6,093,762	3,166,653	574,072
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—	—
NET ASSETS	$132,630,966	$1,206,869,380	$257,989,293
NET ASSETS CONSIST OF:
Paid-in capital	$126,547,662	$1,369,501,522	$249,048,134
Distributable earnings (accumulated deficit)	6,083,304	(162,632,142)	8,941,159
NET ASSETS	$132,630,966	$1,206,869,380	$257,989,293

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Westwood Alternative Income Fund		Westwood Salient MLP & Energy Infrastructure Fund		Westwood Real Estate Income Fund
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$87,596,823		$1,034,606,801		$179,011,263
Institutional Shares of beneficial interest outstanding	8,618,855		102,918,434		10,097,731
Net asset value, offering price and redemption price per share (Note 1)	$10.16	*	$10.05	*	$17.73
A CLASS SHARES
Net assets applicable to A Class Shares	$831,091		$155,215,845		$78,978,030
A Class Shares of beneficial interest outstanding	81,908		15,347,078		4,434,134
Net asset value, offering price and redemption price per share (Note 1)	$10.15		$10.11	*	$17.81
Maximum sales charge	3.00%		4.00%		3.00%
Maximum offering price per share	$10.46		$10.53	*	$18.36
C CLASS SHARES
Net assets applicable to C Class Shares	N/A		$16,736,929		N/A
C Class Shares of beneficial interest outstanding	N/A		1,665,168		N/A
Net asset value, offering price and redemption price per share (Note 1)	N/A		$10.05	*	N/A
ULTRA SHARES
Net assets applicable to Ultra Shares	$44,203,052		$309,805		N/A
Ultra Shares of beneficial interest outstanding	4,349,781		30,818		N/A
Net asset value, offering price and redemption price per share (Note 1)	$10.16	*	$10.05	*	N/A

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable

*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Westwood Broadmark Tactical Growth Fund	Westwood Broadmark Tactical Plus Fund
ASSETS
Investments in unaffiliated securities:
At cost	$156,894,621	$59,613,477
At value (Note 2)	$169,388,689	$59,392,551
Variation margin receivable on futures contracts	—	52,079
Receivable for capital shares sold	7,643	47,801
Cash collateral for futures contracts	—	2,797,266
Dividends and interest receivable	163,353	168,312
Other assets	79,318	50,783
Total assets	169,639,003	62,508,792
LIABILITIES
Payable for capital shares redeemed	30,237	15,000
Payable to Adviser, net of waivers (Note 4)	154,088	54,516
Payable to administrator (Note 4)	5,546	2,489
Accrued administrative servicing fees — Institutional Shares (Note 4)	16,364	2,248
Accrued administrative servicing fees — A Class Shares (Note 4)	1,481	204
Accrued administrative servicing fees — C Class Shares (Note 4)	—	3
Accrued administrative servicing fees — F Class Shares (Note 4)	—	5,838
Payable for distribution fees — A Class Shares (Note 4)	11,448	549
Payable for distribution fees — C Class Shares (Note 4)	11,499	2,586
Other accrued expenses	21,500	21,800
Total liabilities	252,163	105,233
CONTINGENCIES AND COMMITMENTS (NOTE 8)	—	—
NET ASSETS	$169,386,840	$62,403,559
NET ASSETS CONSIST OF:
Paid-in capital	$155,831,138	$66,604,439
Distributable earnings (accumulated deficit)	13,555,702	(4,200,880)
NET ASSETS	$169,386,840	$62,403,559
NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$151,760,597	$30,453,311
Institutional Shares of beneficial interest outstanding	5,326,989	2,813,269
Net asset value, offering price and redemption price per share (Note 1)	$28.49	$10.82
A CLASS SHARES
Net assets applicable to A Class Shares	$14,992,332	$484,681
A Class Shares of beneficial interest outstanding	568,132	45,764
Net asset value, offering price and redemption price per share (Note 1)	$26.39	$10.59
Maximum sales charge	4.00%	3.00%
Maximum offering price per share	$27.49	$10.92
C CLASS SHARES
Net assets applicable to C Class Shares	$2,633,911	N/A
C Class Shares of beneficial interest outstanding	109,287	N/A
Net asset value, offering price and redemption price per share (Note 1)	$24.10	N/A
F CLASS SHARES
Net assets applicable to F Class Shares	N/A	$31,465,567
F Class Shares of beneficial interest outstanding	N/A	2,828,930
Net asset value, offering price and redemption price per share (Note 1)	N/A	$11.12

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE YEAR ENDED October 31, 2025

STATEMENTS OF OPERATIONS

	Westwood Quality Value Fund	Westwood Quality MidCap Fund	Westwood Quality SMidCap Fund	Westwood Quality SmallCap Fund
INVESTMENT INCOME
Dividend income from unaffiliated securities (net of foreign withholding tax of $—, $103, $2,548, and $—, respectively)	$3,495,840	$27,381	$1,239,030	$17,821,575

EXPENSES
Investment management fees (Note 4)	953,040	10,428	739,300	8,661,018
Administrative service plan fees - Institutional Shares (Note 4)	148,438	1,278	120,674	521,980
Administration fees (Note 4)	61,225	4,478	33,452	301,060
Distribution fees - A Class (Note 4)	5,292	—	—	7,249
Distribution fees - C Class (Note 4)	503	—	—	42,019
Registration and filing fees	55,566	4,572	34,882	77,258
Trustees’ fees and expenses (Note 4)	17,978	640	9,344	93,151
Legal fees	15,428	283	7,411	81,209
Audit and tax services fees	19,882	17,082	18,682	19,882
Transfer agent fees (Note 4)	19,576	10,627	11,798	36,238
Custody fees	6,199	2,394	4,921	20,973
Insurance expense	3,909	2,811	3,551	8,930
Compliance fees (Note 4)	3,430	37	1,727	17,984
Borrowing costs (Note 2)	9,239	—	1,059	18,544
Other expenses	37,603	12,277	26,208	157,721
Total expenses	1,357,308	66,907	1,013,009	10,065,216
Investment management fees reduced and expense reimbursements by the Adviser (Note 4)	(145,495)	(55,202)	(220,977)	(1,425,758)
Net expenses	1,211,813	11,705	792,032	8,639,458

NET INVESTMENT INCOME	2,284,027	15,676	446,998	9,182,117

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions in unaffiliated securities	34,130,370	115,305	5,136,336	52,020,569
Net change in unrealized appreciation (depreciation) on investment transactions in unaffiliated securities	(29,694,020)	(99,026)	(2,675,569)	(78,316,284)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,436,350	16,279	2,460,767	(26,295,715)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,720,377	$31,955	$2,907,765	$(17,113,598)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE YEAR ENDED October 31, 2025

STATEMENTS OF OPERATIONS

	Westwood Quality AllCap Fund	Westwood Income Opportunity Fund	Westwood Multi-Asset Income Fund
INVESTMENT INCOME
Dividend income from affiliated securities (Note 3)	$—	$—	$21,678
Dividend income from unaffiliated securities (net of foreign withholding tax of $600, $16,750, and $4,971, respectively)	357,210	7,095,300	968,135
Interest income (net of foreign withholding tax of $—, $6,722, and $1,267, respectively)	—	15,087,472	6,129,061
Total investment income	357,210	22,182,772	7,118,874

EXPENSES
Investment management fees (Note 4)	96,297	3,429,819	140,373
Administrative service plan fees - Institutional Shares (Note 4)	519	306,657	25,292
Administration fees (Note 4)	11,153	166,854	44,649
Distribution fees - A Class (Note 4)	—	108,208	21,345
Distribution fees - C Class (Note 4)	—	128,114	486
Registration and filing fees	32,801	70,318	44,854
Trustees’ fees and expenses (Note 4)	2,408	47,515	9,874
Legal fees	1,861	42,168	8,706
Audit and tax services fees	18,683	21,182	20,582
Transfer agent fees (Note 4)	10,804	19,993	11,984
Custody fees	3,011	13,985	13,850
Insurance expense	2,924	5,676	3,355
Compliance fees (Note 4)	377	9,208	1,819
Borrowing costs (Note 2)	383	2,083	433
Other expenses	20,244	117,739	43,442
Total expenses	201,465	4,489,519	391,044
Investment management fees reduced and expense reimbursements by the Adviser (Note 4)	(104,266)	(13,000)	(96,886)
Affiliated management fee waived by Adviser (Note 4)	—	—	(543)
Net expenses	97,199	4,476,519	293,615

NET INVESTMENT INCOME	260,011	17,706,253	6,825,259

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions in affiliated securities (Note 3)	—	—	(16,405)
Net realized gains from investment transactions in unaffiliated securities	1,409,479	17,382,501	177,242
Net realized losses from written option contracts	—	(7,066,918)	(434,409)
Net realized gains (losses) from long futures contracts	—	393,949	(52,322)
Net change in unrealized appreciation (depreciation) on investment transactions in affiliated securities (Note 3)	—	—	(6,208)
Net change in unrealized appreciation (depreciation) on investment transactions in unaffiliated securities	(400,823)	25,246,321	3,174,846
Net change in unrealized appreciation (depreciation) on written option contracts	—	112,337	(34,224)
Net change in unrealized appreciation (depreciation) on long futures contracts	—	59,099	211,960
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,008,656	36,127,289	3,020,480

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,268,667	$53,833,542	$9,845,739

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE YEAR ENDED October 31, 2025

STATEMENTS OF OPERATIONS

	Westwood Alternative Income Fund	Westwood Salient MLP & Energy Infrastructure Fund
INVESTMENT INCOME
Distributions from master limited partnerships	$—	$29,756,284
Less return of capital on distributions		(29,756,284)
Dividends from master limited partnership related companies (net of foreign withholding tax of $— and $1,578,103)	—	33,890,161
Less return of capital on distributions		(8,953,397)
Dividend income from affiliated securities (Note 3)	—	5,545,642
Dividend income from unaffiliated securities	242,075	275,017
Interest income	2,530,962	—
Total investment income	2,773,037	30,757,423

EXPENSES
Investment management fees (Note 4)	1,082,718	11,306,404
Administrative service plan fees - Institutional Shares (Note 4)	136,553	1,000,625
Administrative service plan fees - A Class (Note 4)	—	132,978
Administrative service plan fees - C Class (Note 4)	—	17,234
Administration fees (Note 4)	53,359	483,522
Distribution fees - A Class Shares (Note 4)	1,783	407,448
Distribution fees - C Class Shares (Note 4)	1,123	172,337
Registration and filing fees	59,621	85,181
Trustees’ fees and expenses (Note 4)	12,498	111,012
Legal fees	10,950	111,232
Audit and tax service fees	27,383	40,882
Transfer agent fees (Note 4)	11,950	37,454
Custody fees	6,361	38,853
Insurance expense	3,511	46,030
Compliance fees (Note 4)	2,385	21,619
Tax expense (Note 2)	—	61,168
Borrowing costs (Note 2)	944	2,565
Other expenses	63,224	132,393
Total expenses	1,474,363	14,208,937
Investment management fees reduced and expense reimbursements by the Adviser (Note 4)	(252,630)	—
Contractual management fee waived by Adviser (Note 4)	(13,618)	—
Affiliated management fee waived by Adviser (Note 4)	—	(474,853)
Net expenses	1,208,115	13,734,084

NET INVESTMENT INCOME	1,564,922	17,023,339

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE YEAR ENDED October 31, 2025

STATEMENTS OF OPERATIONS

	Westwood Alternative Income Fund	Westwood Salient MLP & Energy Infrastructure Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, OPTIONS, FUTURES, AND SWAPS
Net realized gains from investment transactions in affiliated securities (Note 3)	$—	116,013
Net realized gains from investment transactions in unaffiliated securities	11,816,514	53,014,399
Net realized losses from foreign currency transactions	—	(44,718)
Net realized gains (losses) from written option contracts	(362,230)	2,592,474
Net realized losses from long futures contracts	(81,924)	—
Net realized losses from swap transactions	(12,610,702)	—
Net change in unrealized appreciation (depreciation) on investment transactions in affiliated securities (Note 3)	—	(1,805,527)
Net change in unrealized appreciation (depreciation) on investment transactions in unaffiliated securities	11,538,957	10,968,873
Net change in unrealized appreciation (depreciation) on purchased option contracts	(141,886)	—
Net change in unrealized appreciation (depreciation) on written option contracts	31,404	200,429
Net change in unrealized appreciation (depreciation) on long futures contracts	(165)	—
Net change in unrealized appreciation (depreciation) on swap transactions	(1,523,781)	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, OPTIONS, FUTURES, AND SWAPS	8,666,187	65,041,943

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,231,109	$82,065,282

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS
FOR THE YEAR ENDED October 31, 2025

STATEMENTS OF OPERATIONS

	Westwood Real Estate Income Fund	Westwood Broadmark Tactical Growth Fund	Westwood Broadmark Tactical Plus Fund
INVESTMENT INCOME
Dividend income from unaffiliated securities	$16,419,071	$4,673,562	$2,655,511
Interest income	—	—	34,318
Total investment income	16,419,071	4,673,562	2,689,829

EXPENSES
Investment management fees (Note 4)	1,824,271	1,805,385	951,483
Administrative service plan fees - Institutional Shares (Note 4)	86,838	79,779	33,060
Administrative service plan fees - A Class (Note 4)	77,687	13,511	554
Administrative service plan fees - C Class (Note 4)	3,124	7,237	83
Administrative service plan fees - F Class (Note 4)	—	—	34,265
Administration fees (Note 4)	81,437	61,504	33,669
Distribution fees - A Class (Note 4)	214,221	39,190	1,386
Distribution fees - C Class (Note 4)	9,371	21,710	826
Registration and filing fees	47,276	43,658	52,676
Trustees’ fees and expenses (Note 4)	24,053	15,141	6,569
Legal fees	22,909	14,324	10,111
Audit and tax services fees	18,982	15,222	18,182
Transfer agent fees (Note 4)	27,932	14,134	11,343
Custody fees	6,286	4,178	4,414
Insurance expense	12,290	13,509	5,875
Compliance fees (Note 4)	4,644	2,863	1,227
Other expenses	13,259	3,244	18,109
Total expenses	2,474,580	2,154,589	1,183,832
Investment management fees reduced and expense reimbursements by the Advisor (Note 4)	—	—	(370,373)
Net expenses	2,474,580	2,154,589	813,459

NET INVESTMENT INCOME	13,944,491	2,518,973	1,876,370

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, OPTIONS, AND FUTURES
Net realized gains (losses) from investment transactions from unaffiliated securities	(1,892,700)	6,372,837	(2,391,671)
Net realized losses from purchased option contracts	—	—	(1,157,600)
Net realized gains from long futures contracts	—	—	561,152
Net realized losses from short futures contracts	—	—	(2,498,288)
Net change in unrealized appreciation (depreciation) on investment transactions from unaffiliated securities	(18,025,585)	4,734,703	(23,101)
Net change in unrealized appreciation (depreciation) on purchased option contracts	—	—	(197,825)
Net change in unrealized appreciation (depreciation) on long futures contracts	—	—	2,407,279
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, OPTIONS AND FUTURES	(19,918,285)	11,107,540	(3,300,054)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,973,794)	$13,626,513	$(1,423,684)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality		Westwood Quality
	Value Fund		MidCap Fund		SMidCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2025	2024	2025	2024	2025	2024
FROM OPERATIONS
Net investment income	$2,284,027	$3,151,630	$15,676	$25,456	$446,998	$2,173,132
Net realized gains on investments and foreign currency transactions	34,130,370	14,792,100	115,305	90,205	5,136,336	30,150,397
Net realized gains from in-kind redemptions (Note 9)	—	—	—	—	—	40,670,720
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(29,694,020)	24,331,317	(99,026)	331,012	(2,675,569)	(3,066,973)
Net increase in net assets resulting from operations	6,720,377	42,275,047	31,955	446,673	2,907,765	69,927,276
FROM DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(15,146,057)	(7,516,536)	(107,692)	(40,833)	(892,595)	(5,558,912)
A Class Shares	(141,254)	(47,334)	N/A	N/A	N/A	N/A
C Class Shares	(11,340)	(3,816)	N/A	N/A	N/A	N/A
Ultra Shares	(83)	(39)	N/A	N/A	(438,529)	(3,896,906)
Total distributions	(15,298,734)	(7,567,725)	(107,692)	(40,833)	(1,331,124)	(9,455,818)
CAPITAL SHARE TRANSACTIONS
Institutional Class
Issued	8,577,862	7,156,002	1,906	49,183	6,999,699	20,017,079
Reinvestment of dividends	8,250,849	4,570,154	107,692	40,833	880,521	5,545,018
Redeemed	(39,001,158)	(19,151,019)	(246,586)	(30,694)	(16,160,902)	(156,295,124)
Net increase (decrease) from Institutional Shares capital share transactions	(22,172,447)	(7,424,863)	(136,988)	59,322	(8,280,682)	(130,733,027)
A Class Shares
Issued	112,777	724,091	N/A	N/A	N/A	N/A
Shares exchanged from C Class Shares	182,320	—	N/A	N/A	N/A	N/A
Reinvestment of dividends	141,254	47,333	N/A	N/A	N/A	N/A
Redeemed	(367,348)	(103,273)	N/A	N/A	N/A	N/A
Net increase from A Class Shares capital share transactions	69,003	668,151	N/A	N/A	N/A	N/A
C Class Shares
Issued	—	52,686	N/A	N/A	N/A	N/A
Reinvestment of dividends	11,340	3,815	N/A	N/A	N/A	N/A
Redeemed	(249)	(31,506)	N/A	N/A	N/A	N/A
Shares exchanged to A Class Shares	(182,320)	—	N/A	N/A	N/A	N/A
Net increase (decrease) from C Class Shares capital share transactions	(171,229)	24,995	N/A	N/A	N/A	N/A
Ultra Shares
Issued	—	—	N/A	N/A	1,178,535	8,515,742
Reinvestment of dividends	83	39	N/A	N/A	438,529	3,896,907
Redeemed	—	—	N/A	N/A	(3,422,530)	(120,376,338)
Net increase (decrease) from Ultra Shares capital share transactions	83	39	N/A	N/A	(1,805,466)	(107,963,689)
Net increase (decrease) in net assets from capital share transactions	(22,274,590)	(6,731,678)	(136,988)	59,322	(10,086,148)	(238,696,716)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,852,947)	27,975,644	(212,725)	465,162	(8,509,507)	(178,225,258)
NET ASSETS
Beginning of year	213,198,404	185,222,760	1,991,483	1,526,321	104,235,884	282,461,142
End of year	$182,345,457	$213,198,404	$1,778,758	$1,991,483	$95,726,377	$104,235,884

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality		Westwood Quality
	Value Fund		MidCap Fund		SMidCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2025	2024	2025	2024	2025	2024
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	593,386	530,331	167	4,545	427,678	1,363,803
Issued in reinvestment of dividends to shareholders	589,442	350,332	9,227	3,852	55,800	391,001
Redeemed	(2,798,183)	(1,389,271)	(22,232)	(2,907)	(1,012,054)	(10,126,998)
Net increase (decrease) in shares outstanding	(1,615,355)	(508,608)	(12,838)	5,490	(528,576)	(8,372,194)
Shares outstanding at beginning of year	14,481,996	14,990,604	164,029	158,539	4,660,998	13,033,192
Shares outstanding at end of year	12,866,641	14,481,996	151,191	164,029	4,132,422	4,660,998

A Class Shares
Sold	8,079	51,018	N/A	N/A	N/A	N/A
Shares issued in connection with exchange of C Class Shares	12,872	—	N/A	N/A	N/A	N/A
Issued in reinvestment of dividends to shareholders	10,028	3,607	N/A	N/A	N/A	N/A
Redeemed	(26,000)	(7,370)	N/A	N/A	N/A	N/A
Net increase in shares outstanding	4,979	47,255	N/A	N/A	N/A	N/A
Shares outstanding at beginning of year	146,042	98,787	N/A	N/A	N/A	N/A
Shares outstanding at end of year	151,021	146,042	N/A	N/A	N/A	N/A

C Class Shares
Sold	—	4,010	N/A	N/A	N/A	N/A
Issued in reinvestment of dividends to shareholders	826	299	N/A	N/A	N/A	N/A
Redeemed	(17)	(2,392)	N/A	N/A	N/A	N/A
Shares exchanged for A Class Shares	(13,207)	—	N/A	N/A	N/A	N/A
Net increase (decrease) in shares outstanding	(12,398)	1,917	N/A	N/A	N/A	N/A
Shares outstanding at beginning of year	12,398	10,481	N/A	N/A	N/A	N/A
Shares outstanding at end of year	—	12,398	N/A	N/A	N/A	N/A

Ultra Shares
Sold	—	—	N/A	N/A	73,138	567,320
Issued in reinvestment of dividends to shareholders	6	3	N/A	N/A	27,843	274,415
Redeemed	—	—	N/A	N/A	(213,496)	(7,960,374)
Net increase (decrease) in shares outstanding	6	3	N/A	N/A	(112,515)	(7,118,639)
Shares outstanding at beginning of year	79	76	N/A	N/A	1,776,284	8,894,923
Shares outstanding at end of year	85	79	N/A	N/A	1,663,769	1,776,284

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality
	SmallCap Fund		AllCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2025	2024	2025	2024
FROM OPERATIONS
Net investment income	$9,182,117	$12,116,371	$260,011	$336,534
Net realized gains on investments and foreign currency transactions	52,020,569	73,539,695	1,409,479	924,834
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(78,316,284)	153,638,732	(400,823)	3,531,197
Net increase (decrease) in net assets resulting from operations	(17,113,598)	239,294,798	1,268,667	4,792,565
FROM DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(27,260,186)	(19,668,695)	(27,525)	(7,343)
A Class Shares	(185,558)	(91,955)	N/A	N/A
C Class Shares	(155,935)	(54,222)	N/A	N/A
Ultra Shares	(38,579,598)	(27,901,992)	(1,120,857)	(755,489)
Total distributions	(66,181,277)	(47,716,864)	(1,148,382)	(762,832)
CAPITAL SHARE TRANSACTIONS
Institutional Shares
Issued	61,038,027	103,683,222	10,034	294,950
Reinvestment of dividends	25,567,708	18,554,793	27,525	7,343
Redeemed	(154,436,298)	(174,839,553)	(188,541)	(1,807)
Net increase (decrease) from Institutional Shares capital share transactions	(67,830,563)	(52,601,538)	(150,982)	300,486
A Class Shares
Issued	658,717	1,568,260	N/A	N/A
Reinvestment of dividends	182,922	90,168	N/A	N/A
Redeemed	(1,404,135)	(1,006,292)	N/A	N/A
Net increase (decrease) from A Class Shares capital share transactions	(562,496)	652,136	N/A	N/A
C Class Shares
Issued	2,537,321	1,784,217	N/A	N/A
Reinvestment of dividends	155,622	53,520	N/A	N/A
Proceeds from redemption fees	—	57	N/A	N/A
Redeemed	(441,990)	(406,832)	N/A	N/A
Net increase from C Class Shares capital share transactions	2,250,953	1,430,962	N/A	N/A
Ultra Shares
Issued	49,408,787	127,543,686	13,263	88,473
Reinvestment of dividends	34,250,323	26,372,777	1,120,857	755,489
Redeemed	(106,919,089)	(234,574,289)	(2,117,439)	(2,988,530)
Net decrease from Ultra Shares capital share transactions	(23,259,979)	(80,657,826)	(983,319)	(2,144,568)
Net decrease in net assets from capital share transactions	(89,402,085)	(131,176,266)	(1,134,301)	(1,844,082)
TOTAL INCREASE (DECREASE) INCREASE IN NET ASSETS	(172,696,960)	60,401,668	(1,014,016)	2,185,651
NET ASSETS
Beginning of year	1,099,507,855	1,039,106,187	22,535,981	20,350,330
End of year	$926,810,895	$1,099,507,855	$21,521,965	$22,535,981

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Quality		Westwood Quality
	SmallCap Fund		AllCap Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2025	2024	2025	2024
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	3,061,284	5,111,017	876	26,435
Issued in reinvestment of dividends to shareholders	1,189,913	937,383	2,358	688
Redeemed	(7,720,051)	(8,407,338)	(15,626)	(169)
Net increase (decrease) in shares outstanding	(3,468,854)	(2,358,938)	(12,392)	26,954
Shares outstanding at beginning of year	21,330,954	23,689,892	46,650	19,696
Shares outstanding at end of year	17,862,100	21,330,954	34,258	46,650

A Class Shares
Sold	33,305	76,469	N/A	N/A
Issued in reinvestment of dividends to shareholders	8,534	4,587	N/A	N/A
Redeemed	(69,660)	(49,697)	N/A	N/A
Net increase (decrease) in shares outstanding	(27,821)	31,359	N/A	N/A
Shares outstanding at beginning of year	151,534	120,175	N/A	N/A
Shares outstanding at end of year	123,713	151,534	N/A	N/A

C Class Shares
Sold	127,412	89,247	N/A	N/A
Issued in reinvestment of dividends to shareholders	7,353	2,757	N/A	N/A
Redeemed	(23,820)	(20,046)	N/A	N/A
Net increase in shares outstanding	110,945	71,958	N/A	N/A
Shares outstanding at beginning of year	129,748	57,790	N/A	N/A
Shares outstanding at end of year	240,693	129,748	N/A	N/A

Ultra Shares
Sold	2,422,599	6,244,418	1,077	8,087
Issued in reinvestment of dividends to shareholders	1,593,615	1,329,195	95,878	70,819
Redeemed	(5,188,635)	(11,351,350)	(179,987)	(264,765)
Net decrease in shares outstanding	(1,172,421)	(3,777,737)	(83,032)	(185,859)
Shares outstanding at beginning of year	29,856,538	33,634,275	1,825,705	2,011,564
Shares outstanding at end of year	28,684,117	29,856,538	1,742,673	1,825,705

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Income		Westwood Multi-Asset		Westwood Alternative
	Opportunity Fund		Income Fund		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2025	2024	2025	2024	2025	2024
FROM OPERATIONS
Net investment income	$17,706,253	$18,271,582	$6,825,259	$5,716,773	$1,564,922	$2,613,946
Net realized gains (losses) on investments, futures, purchased options, written options, swap agreements and foreign currency transactions	10,709,532	14,402,810	(325,894)	(2,185,281)	(1,238,342)	(3,490,284)
Net change in unrealized appreciation (depreciation) on investments, purchased options, written options, swap agreements and foreign currency translations	25,417,757	61,642,644	3,346,374	13,538,318	9,904,529	12,046,098
Net increase in net assets resulting from operations	53,833,542	94,317,036	9,845,739	17,069,810	10,231,109	11,169,760
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Institutional Shares	(12,480,831)	(14,315,602)	(6,229,373)	(5,190,565)	(2,154,771)	(631,694)
A Class Shares	(1,391,743)	(1,638,250)	(509,392)	(445,751)	(14,996)	(1,484)
C Class Shares	(326,591)	(367,521)	(2,304)	(8,093)	(1,431)	(2,414)
Ultra Shares	(3,435,211)	(2,844,706)	N/A	N/A	(894,508)	(236,854)
From return of capital
Institutional Shares	(2,321,726)	(2,747,330)	—	—	(326,453)	(2,229,470)
A Class Shares	(258,897)	(314,399)	—	—	(2,272)	(5,237)
C Class Shares	(60,753)	(70,531)	—	—	—	(8,521)
Ultra Shares	(639,029)	(545,932)	N/A	N/A	(135,520)	(835,944)
Total distributions	(20,914,781)	(22,844,271)	(6,741,069)	(5,644,409)	(3,529,951)	(3,951,618)
CAPITAL SHARE TRANSACTIONS
Institutional Shares
Issued	57,510,784	54,246,666	31,270,266	12,126,618	43,699,290	34,420,579
Reinvestment of dividends	14,490,757	16,679,788	6,110,755	5,088,025	2,480,957	2,860,830
Proceeds from redemption fees	—	—	—	—	993	98
Redeemed	(91,223,501)	(147,921,947)	(29,418,473)	(33,308,391)	(57,981,993)	(34,375,735)
Net increase (decrease) from Institutional Shares capital share transactions	(19,221,960)	(76,995,493)	7,962,548	(16,093,748)	(11,800,753)	2,905,772
A Class Shares
Issued	8,919,160	5,638,892	1,226,107	680,201	86,110	421,791
Shares exchanged from C Class Shares	—	—	211,253	—	386,849	—
Reinvestment of dividends	1,625,616	1,928,395	364,073	375,643	17,268	6,721
Redeemed	(10,486,726)	(14,445,761)	(5,430,420)	(791,103)	(159,795)	(8,725)
Net increase (decrease) from A Class Shares capital share transactions	58,050	(6,878,474)	(3,628,987)	264,741	330,432	419,787
C Class Shares
Issued	1,669,153	1,699,798	129,414	—	—	15,928
Reinvestment of dividends	387,297	437,952	2,304	8,093	1,431	10,935
Redeemed	(2,135,933)	(2,869,801)	(969)	(147,540)	(57,547)	(57,173)
Shares exchanged to A Class Shares	—	—	(211,253)	—	(386,849)	—
Net decrease from C Class Shares capital share transactions	(79,483)	(732,051)	(80,504)	(139,447)	(442,965)	(30,310)

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Income		Westwood Multi-Asset		Westwood Alternative
	Opportunity Fund		Income Fund		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2025	2024	2025	2024	2025	2024
Ultra Shares
Issued	9,598,719	22,024,494	N/A	N/A	19,844,868	3,029,294
Reinvestment of dividends	4,074,240	3,390,638	N/A	N/A	1,030,028	1,072,798
Redeemed	(200,000)	(77,160)	N/A	N/A	(6,416,536)	(32,700,046)
Net increase (decrease) from Ultra Shares capital share transactions	13,472,959	25,337,972	N/A	N/A	14,458,360	(28,597,954)
Net increase (decrease) in net assets from capital share transactions	(5,770,434)	(59,268,046)	4,253,057	(15,968,454)	2,545,074	(25,302,705)
TOTAL INCREASE (DECREASE) IN NET ASSETS	27,148,327	12,204,719	7,357,727	(4,543,053)	9,246,232	(18,084,563)
NET ASSETS
Beginning of year	521,333,310	509,128,591	96,561,045	101,104,098	123,384,734	141,469,297
End of year	$548,481,637	$521,333,310	$103,918,772	$96,561,045	$132,630,966	$123,384,734

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Income		Westwood Multi-Asset		Westwood Alternative
	Opportunity Fund		Income Fund		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2025	2024	2025	2024	2025	2024
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	4,707,089	4,673,569	3,138,007	1,242,224	4,428,931	3,630,305
Issued in reinvestment of dividends to shareholders	1,199,177	1,421,693	613,827	527,373	252,470	302,758
Redeemed	(7,435,737)	(12,795,020)	(2,923,793)	(3,488,694)	(5,861,073)	(3,642,815)
Net increase (decrease) in shares outstanding	(1,529,471)	(6,699,758)	828,041	(1,719,097)	(1,179,672)	290,248
Shares outstanding at beginning of year	30,736,369	37,436,127	8,885,205	10,604,302	9,798,527	9,508,279
Shares outstanding at end of year	29,206,898	30,736,369	9,713,246	8,885,205	8,618,855	9,798,527

A Class Shares
Sold	718,486	491,049	121,818	69,623	8,711	44,515
Shares issued in connection with exchange of C Class Shares	—	—	20,932	—	39,681	—
Issued in reinvestment of dividends to shareholders	134,757	164,489	36,468	38,700	1,755	708
Redeemed	(865,529)	(1,249,840)	(529,599)	(80,091)	(16,234)	(922)
Net increase (decrease) in shares outstanding	(12,286)	(594,302)	(350,381)	28,232	33,913	44,301
Shares outstanding at beginning of year	3,646,421	4,240,723	826,223	797,991	47,995	3,694
Shares outstanding at end of year	3,634,135	3,646,421	475,842	826,223	81,908	47,995

C Class Shares
Sold	137,677	147,061	12,814	—	—	1,698
Issued in reinvestment of dividends to shareholders	32,303	37,502	228	838	148	1,157
Redeemed	(175,659)	(249,494)	(96)	(15,215)	(5,926)	(6,014)
Shares exchanged for A Class Shares	—	—	(20,858)	—	(39,629)	—
Net decrease in shares outstanding	(5,679)	(64,931)	(7,912)	(14,377)	(45,407)	(3,159)
Shares outstanding at beginning of year	1,053,073	1,118,004	7,912	22,289	45,407	48,566
Shares outstanding at end of year	1,047,394	1,053,073	—	7,912	—	45,407

Ultra Shares
Sold	753,626	1,858,673	N/A	N/A	2,018,871	319,184
Issued in reinvestment of dividends to shareholders	337,167	288,053	N/A	N/A	104,543	113,613
Redeemed	(16,950)	(6,759)	N/A	N/A	(649,519)	(3,494,832)
Net increase (decrease) in shares outstanding	1,073,843	2,139,967	N/A	N/A	1,473,895	(3,062,035)
Shares outstanding at beginning of year	8,022,616	5,882,649	N/A	N/A	2,875,886	5,937,921
Shares outstanding at end of year	9,096,459	8,022,616	N/A	N/A	4,349,781	2,875,886

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient MLP & Energy			Westwood Real Estate
	Infrastructure Fund			Income Fund
		Ten Months
	Year Ended	Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	December 31,	October 31,	October 31,
	2025	2024(1)	2023	2025	2024
FROM OPERATIONS
Net investment income	$17,023,339	$11,865,047	$11,849,671	$13,944,491	$6,379,968
Net realized gains (losses) on investments, purchased options, and written options and foreign currency transactions	55,678,168	152,016,619	82,832,371	(1,892,700)	12,482,337
Net change in unrealized appreciation (depreciation) on investments, purchased options, and written options and foreign currency translations	9,363,775	99,916,042	21,715,338	(18,025,585)	41,116,199
Net increase (decrease) in net assets resulting from operations	82,065,282	263,797,708	116,397,380	(5,973,794)	59,978,504
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Institutional Shares	(47,345,017)	(33,180,127)	(27,341,988)	(9,454,085)	(11,575,870)
A Class Shares	(6,735,090)	(5,204,696)	(4,936,471)	(4,409,579)	(6,662,836)
C Class Shares	(585,203)	(459,392)	(460,833)	(80,827)	(348,719)
Ultra Shares	(197,321)	(193,623)	(847,726)	N/A	N/A
From return of capital
Institutional Shares	—	—	(16,281,710)	(3,798,847)	—
A Class Shares	—	—	(2,957,920)	(1,771,861)	—
C Class Shares	—	—	(277,766)	—	—
Ultra Shares	—	—	(488,726)	N/A	N/A
Total distributions	(54,862,631)	(39,037,838)	(53,593,140)	(19,515,199)	(18,587,425)
CAPITAL SHARE TRANSACTIONS
Institutional Shares
Issued	199,114,756	123,526,743	119,568,014	46,161,341	48,683,696
Reinvestment of dividends	42,363,321	29,953,122	38,786,838	13,241,871	11,562,313
Redeemed	(201,791,899)	(110,022,101)	(250,245,155)	(41,601,244)	(46,537,152)
Net increase (decrease) from Institutional Shares capital share transactions	39,686,178	43,457,764	(91,890,303)	17,801,968	13,708,857
A Class Shares
Issued	15,823,901	12,910,727	7,283,399	6,373,946	5,974,199
Shares exchanged from C Class Shares	—	—	—	4,368,115	—
Reinvestment of dividends	6,370,286	4,967,732	7,558,882	5,438,193	5,757,609
Redeemed	(25,773,097)	(28,790,959)	(40,811,580)	(23,543,780)	(28,372,262)
Net decrease from A Class Shares capital share transactions	(3,578,910)	(10,912,500)	(25,969,299)	(7,363,526)	(16,640,454)
C Class Shares
Issued	3,887,424	3,365,690	361,392	256,353	1,165,400
Reinvestment of dividends	579,320	455,306	726,366	78,486	331,566
Redeemed	(3,546,913)	(5,278,700)	(4,082,510)	(164,529)	(3,188,237)
Shares exchanged to A Class Shares	—	—	—	(4,368,115)	—
Net increase (decrease) from C Class Shares capital share transactions	919,831	(1,457,704)	(2,994,752)	(4,197,805)	(1,691,271)

(1)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient MLP & Energy			Westwood Real Estate
	Infrastructure Fund			Income Fund
		Ten Months
	Year Ended	Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	December 31,	October 31,	October 31,
	2025	2024(1)	2023	2025	2024
Ultra Shares
Issued	2,106,106	14,007	53,597	N/A	N/A
Reinvestment of dividends	15,373	11,882	595,134	N/A	N/A
Redeemed	(7,538,445)	(54,815)	(27,961,154)	N/A	N/A
Net decrease from C Class Shares capital share transactions	(5,416,966)	(28,926)	(27,312,423)	N/A	N/A
Net increase (decrease) in net assets from capital share transactions	31,610,133	31,058,634	(148,166,777)	6,240,637	(4,622,868)
TOTAL INCREASE (DECREASE) IN NET ASSETS	58,812,784	255,818,504	(85,362,537)	(19,248,356)	36,768,211
NET ASSETS
Beginning of period	1,148,056,596	892,238,092	977,600,629	277,237,649	240,469,438
End of period	$1,206,869,380	$1,148,056,596	$892,238,092	$257,989,293	$277,237,649

(1)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient MLP & Energy			Westwood Real Estate
	Infrastructure Fund			Income Fund
		Ten Months
	Year Ended	Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	December 31,	October 31,	October 31,
	2025	2024(1)	2023	2025	2024
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	19,029,277	14,088,500	15,987,827	2,529,188	2,615,219
Issued in reinvestment of dividends to shareholders	4,085,125	3,470,697	5,260,813	737,012	622,745
Redeemed	(19,450,782)	(12,702,215)	(33,706,817)	(2,279,959)	(2,510,717)
Net increase (decrease) in shares outstanding	3,663,620	4,856,982	(12,458,177)	986,241	727,247
Shares outstanding at beginning of period	99,254,814	94,397,832	106,856,009	9,111,490	8,384,243
Shares outstanding at end of period	102,918,434	99,254,814	94,397,832	10,097,731	9,111,490

A Class Shares
Sold	1,518,753	1,434,937	967,455	352,745	322,610
Shares issued in connection with exchange of C Class Shares	—	—	—	236,896	—
Issued in reinvestment of dividends to shareholders	610,638	574,680	1,018,471	301,156	309,331
Redeemed	(2,476,470)	(3,393,716)	(5,538,192)	(1,291,285)	(1,520,068)
Net decrease in shares outstanding	(347,079)	(1,384,099)	(3,552,266)	(400,488)	(888,127)
Shares outstanding at beginning of period	15,694,157	17,078,256	20,630,522	4,834,622	5,722,749
Shares outstanding at end of period	15,347,078	15,694,157	17,078,256	4,434,134	4,834,622

C Class Shares
Sold	370,813	377,740	47,319	13,817	65,366
Issued in reinvestment of dividends to shareholders	55,750	52,822	98,343	4,422	18,563
Redeemed	(343,174)	(600,366)	(543,165)	(9,020)	(177,323)
Shares exchanged for A Class Shares	—	—	—	(246,658)	—
Net increase (decrease) in shares outstanding	83,389	(169,804)	(397,503)	(237,439)	(93,394)
Shares outstanding at beginning of period	1,581,779	1,751,583	2,149,086	237,439	330,833
Shares outstanding at end of period	1,665,168	1,581,779	1,751,583	—	237,439

Ultra Shares
Sold	204,033	1,606	7,111	N/A	N/A
Issued in reinvestment of dividends to shareholders	1,483	1,380	80,958	N/A	N/A
Redeemed	(726,988)	(2,950)	(3,741,953)	N/A	N/A
Net increase (decrease) in shares outstanding	(521,472)	36	(3,653,884)	N/A	N/A
Shares outstanding at beginning of period	552,290	552,254	4,206,138	N/A	N/A
Shares outstanding at end of period	30,818	552,290	552,254	N/A	N/A

(1)	Fund changed fiscal year to October 31.

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Broadmark		Westwood Broadmark
	Tactical Growth Fund		Tactical Plus Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2025	2024	2025	2024
FROM OPERATIONS
Net investment income	$2,518,973	$4,470,493	$1,876,370	$2,665,102
Net realized gains (losses) from investments, futures and foreign currency transactions	6,372,837	(3,271,065)	(5,486,407)	(620,321)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	4,734,703	10,476,988	2,186,353	(1,719,724)
Net increase (decrease) in net assets resulting from operations	13,626,513	11,676,416	(1,423,684)	325,057
FROM DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(4,353,625)	(7,979,746)	(1,235,356)	(1,440,029)
A Class Shares	(467,725)	(751,357)	(15,215)	(23,687)
C Class Shares	(83,825)	(173,655)	(7,145)	(11,420)
F Class Shares	N/A	N/A	(1,313,012)	(1,638,589)
Total distributions	(4,905,175)	(8,904,758)	(2,570,728)	(3,113,725)
CAPITAL SHARE TRANSACTIONS
Institutional Class
Issued	29,966,018	35,410,257	7,244,395	5,873,899
Reinvestment of dividends	4,347,637	7,964,224	1,235,356	1,440,028
Redeemed	(34,664,083)	(117,097,899)	(11,229,180)	(7,011,056)
Net increase (decrease) from Institutional Shares capital share transactions	(350,428)	(73,723,418)	(2,749,429)	302,871
A Class Shares
Issued	2,548,649	2,219,487	485	29,423
Shares exchanged from C Class Shares	—	—	275,596	—
Reinvestment of dividends	459,737	729,546	15,215	23,687
Redeemed	(4,927,354)	(7,599,131)	(276,083)	(142,864)
Net increase (decrease) from A Class Shares capital share transactions	(1,918,968)	(4,650,098)	15,213	(89,754)
C Class Shares
Issued	239,298	751,331	21	88,015
Reinvestment of dividends	83,825	172,002	7,145	11,420
Redeemed	(1,250,503)	(3,774,527)	(62,690)	(155,299)
Shares exchanged to A Class Shares	—	—	(275,596)	—
Net decrease from C Class Shares capital share transactions	(927,380)	(2,851,194)	(331,120)	(55,864)
F Class Shares
Issued	N/A	N/A	4,111,311	2,472,567
Reinvestment of dividends	N/A	N/A	1,313,012	1,638,589
Redeemed	N/A	N/A	(7,608,741)	(7,221,927)
Net decrease from F Class Shares capital share transactions	N/A	N/A	(2,184,418)	(3,110,771)
Net decrease in net assets from capital share transactions	(3,196,776)	(81,224,710)	(5,249,754)	(2,953,518)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,524,562	(78,453,052)	(9,244,166)	(5,742,186)
NET ASSETS
Beginning of year	163,862,278	242,315,330	71,647,725	77,389,911
End of year	$169,386,840	$163,862,278	$62,403,559	$71,647,725

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Broadmark		Westwood Broadmark
	Tactical Growth Fund		Tactical Plus Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2025	2024	2025	2024
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	1,113,076	1,355,988	672,383	516,528
Issued in reinvestment of dividends to shareholders	163,938	308,306	111,595	128,141
Redeemed	(1,285,558)	(4,492,502)	(1,059,627)	(616,248)
Net increase (decrease) in shares outstanding	(8,544)	(2,828,208)	(275,649)	28,421
Shares outstanding at beginning of year	5,335,533	8,163,741	3,088,918	3,060,497
Shares outstanding at end of year	5,326,989	5,335,533	2,813,269	3,088,918

A Class Shares
Sold	101,562	90,584	41	2,618
Shares issued in connection with exchange of C Class Shares	—	—	25,342	—
Issued in reinvestment of dividends to shareholders	18,673	30,349	1,402	2,148
Redeemed	(195,751)	(313,722)	(26,223)	(12,843)
Net increase (decrease) in shares outstanding	(75,516)	(192,789)	562	(8,077)
Shares outstanding at beginning of year	643,648	836,437	45,202	53,279
Shares outstanding at end of year	568,132	643,648	45,764	45,202

C Class Shares
Sold	10,439	33,535	—	8,565
Issued in reinvestment of dividends to shareholders	3,708	7,801	706	1,110
Redeemed	(55,086)	(168,977)	(5,954)	(14,933)
Shares exchanged for A Class Shares	—	—	(27,194)	—
Net decrease in shares outstanding	(40,939)	(127,641)	(32,442)	(5,258)
Shares outstanding at beginning of year	150,226	277,867	32,442	37,700
Shares outstanding at end of year	109,287	150,226	—	32,442

F Class Shares
Sold	N/A	N/A	369,756	210,414
Issued in reinvestment of dividends to shareholders	N/A	N/A	115,684	142,387
Redeemed	N/A	N/A	(704,867)	(620,664)
Net decrease in shares outstanding	N/A	N/A	(219,427)	(267,863)
Shares outstanding at beginning of year	N/A	N/A	3,048,357	3,316,220
Shares outstanding at end of year	N/A	N/A	2,828,930	3,048,357

Amounts designated as “—” are $0 or rounded to $0.

N/A — Not Applicable

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality Value Fund (1)

Westwood Quality Value Fund - Institutional Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$14.56	$12.27	$12.52	$15.46	$11.80
Net investment income (a)	0.17	0.21	0.19	0.18	0.13
Net realized and unrealized gains (losses) on investments	0.31	2.58	(0.25)	(0.74)	4.28
Total from investment operations	0.48	2.79	(0.06)	(0.56)	4.41
Less distributions from:
Net investment income	(0.19)	(0.23)	(0.19)	(0.10)	(0.17)
Net realized gains	(0.84)	(0.27)	—	(2.28)	(0.58)
Total distributions	(1.03)	(0.50)	(0.19)	(2.38)	(0.75)
Net asset value at end of year	$14.01	$14.56	$12.27	$12.52	$15.46
Total return (b)	3.38%	23.22%	(0.51%)	(4.37%)	38.80%
Net assets at end of year (in 000s)	$180,218	$210,883	$183,878	$249,760	$206,730
Ratio of net expenses to average net assets (c)	0.63%	0.62%	0.64%	0.65%	0.65%
Ratio of gross expenses to average net assets	0.71%	0.69%	0.70%	0.69%	0.76%
Ratio of net investment income to average net assets (c)	1.20%	1.52%	1.52%	1.38%	0.91%
Portfolio turnover rate (d)	77%	42%	57%	77%	72%

Westwood Quality Value Fund - A Class Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$14.64	$12.33	$12.58	$15.53	$11.84
Net investment income (a)	0.14	0.18	0.17	0.15	0.08
Net realized and unrealized gains (losses) on investments	0.31	2.61	(0.26)	(0.75)	4.31
Total from investment operations	0.45	2.79	(0.09)	(0.60)	4.39
Less distributions from:
Net investment income	(0.17)	(0.21)	(0.16)	(0.07)	(0.12)
Net realized gains	(0.84)	(0.27)	—	(2.28)	(0.58)
Total distributions	(1.01)	(0.48)	(0.16)	(2.35)	(0.70)
Net asset value at end of year	$14.08	$14.64	$12.33	$12.58	$15.53
Total return (b)	3.13%	23.07%	(0.75%)	(4.64%)	38.46%
Net assets at end of year (in 000s)	$2,127	$2,138	$1,218	$1,402	$858
Ratio of net expenses to average net assets (c)	0.80%	0.80%	0.82%	0.90%	0.90%
Ratio of gross expenses to average net assets	0.88%	0.87%	0.88%	0.94%	1.01%
Ratio of net investment income to average net assets (c)	1.02%	1.32%	1.35%	1.15%	0.58%
Portfolio turnover rate (d)	77%	42%	57%	77%	72%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Effective March 1, 2021, Westwood LargeCap Fund was renamed as Westwood Quality Value Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality Value Fund (1) (Continued)

Westwood Quality Value Fund - Ultra Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Period Ended October 31, 2023 (a)
Net asset value at beginning of period	$14.53	$12.26	$13.30
Net investment income (b)	0.16	0.20	0.17
Net realized and unrealized gains (losses) on investments	0.31	2.58	(1.02)
Total from investment operations	0.47	2.78	(0.85)
Less distributions from:
Net investment income	(0.20)	(0.24)	(0.19)
Net realized gains	(0.84)	(0.27)	—
Total distributions	(1.04)	(0.51)	(0.19)
Net asset value at end of period	$13.96	$14.53	$12.26
Total return (c)	3.31%	23.17%	(6.42	)%(d)
Net assets at end of period (in 000s)	$1	$1	$1
Ratio of net expenses to average net assets (e)	0.55%	0.55%	0.55	%(f)
Ratio of gross expenses to average net assets	0.63%	0.62%	0.82	%(f)
Ratio of net investment income to average net assets (e)	1.12%	1.45%	1.46	%(f)
Portfolio turnover rate (g)	77%	42%	57	%(d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (November 30, 2022) through October 31, 2023.
(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(d)	Not annualized.
(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(f)	Annualized.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Effective March 1, 2021, Westwood LargeCap Fund was renamed as Westwood Quality Value Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality MidCap Fund

Westwood Quality MidCap Fund - Institutional Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)
Net asset value at beginning of period	$12.14	$9.63	$9.64	$10.00
Net investment income (b)	0.10	0.16	0.14	0.11
Net realized and unrealized gains (losses) on investments	0.17	2.61	(0.01)	(0.47)
Total from investment operations	0.27	2.77	0.13	(0.36)
Less distributions from:
Net investment income	(0.13)	(0.13)	(0.14)	—
Net realized gains	(0.52)	(0.13)	—	—
Total distributions	(0.65)	(0.26)	(0.14)	—
Net asset value at end of period	$11.76	$12.14	$9.63	$9.64
Total return (c)	2.35%	29.09%	1.29%	(3.60	)%(d)
Net assets at end of period (in 000s)	$1,779	$1,991	$1,526	$530
Ratio of net expenses to average net assets (e)	0.65%	0.69%	0.62%	0.58	%(f)(g)
Ratio of gross expenses to average net assets	3.72%	3.41%	5.79%	20.06	%(f)
Ratio of net investment income to average net assets (e)	0.87%	1.39%	1.43%	1.21	%(f)
Portfolio turnover rate	67%	56%	72%	96	%(d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (November 30, 2021) through October 31, 2022.
(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(d)	Not annualized.
(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(f)	Annualized.
(g)	Includes federal excise taxes of 0.01% of average net assets with respect to the period ending October 31, 2022.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality SMidCap Fund (1)

Westwood Quality SMidCap Fund - Institutional Shares	Year Ended October 31, 2025	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$16.19	$12.88		$12.89	$16.62	$11.97
Net investment income (a)	0.07	0.13		0.13	0.08	0.15
Net realized and unrealized gains (losses) on investments	0.45	3.60		0.05	(1.45)	4.89
Total from investment operations	0.52	3.73		0.18	(1.37)	5.04
Less distributions from:
Net investment income	(0.19)	(0.14)		(0.09)	(0.11)	(0.13)
Net realized gains	—	(0.28)		(0.10)	(2.25)	(0.26)
Total distributions	(0.19)	(0.42)		(0.19)	(2.36)	(0.39)
Net asset value at end of year	$16.52	$16.19		$12.88	$12.89	$16.62
Total return (b)	3.28%	29.49%		1.42%	(9.64%)	42.85%
Net assets at end of year (in 000s)	$68,262	$75,453		$167,877	$201,586	$237,479
Ratio of net expenses to average net assets (c)	0.85%	0.90	%(d)	0.86%	0.87%	0.88%
Ratio of gross expenses to average net assets	1.07%	1.07	%(d)	1.01%	1.02%	1.10%
Ratio of net investment income to average net assets (c)	0.40%	0.90%		0.96%	0.62%	0.99%
Portfolio turnover rate (e)	66%	73	%(f)	87%	104%	106%

Westwood Quality SMidCap Fund - Ultra Shares	Year Ended October 31, 2025	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$16.20	$12.88		$12.90	$16.62	$11.96
Net investment income (a)	0.09	0.16		0.15	0.11	0.16
Net realized and unrealized gains (losses) on investments	0.46	3.60		0.04	(1.44)	4.91
Total from investment operations	0.55	3.76		0.19	(1.33)	5.07
Less distributions from:
Net investment income	(0.24)	(0.16)		(0.11)	(0.14)	(0.15)
Net realized gains	—	(0.28)		(0.10)	(2.25)	(0.26)
Total distributions	(0.24)	(0.44)		(0.21)	(2.39)	(0.41)
Net asset value at end of year	$16.51	$16.20		$12.88	$12.90	$16.62
Total return (b)	3.49%	29.77%		1.54%	(9.41%)	43.19%
Net assets at end of year (in 000s)	$27,465	$28,783		$114,584	$88,909	$100,933
Ratio of net expenses to average net assets (c)	0.68%	0.70	%(d)	0.68%	0.68%	0.68%
Ratio of gross expenses to average net assets	0.90%	0.87	%(d)	0.83%	0.83%	0.90%
Ratio of net investment income to average net assets (c)	0.58%	1.08%		1.12%	0.80%	1.00%
Portfolio turnover rate (e)	66%	73	%(f)	87%	104%	106%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(d)	Includes 0.02% of borrowing costs (Note 2).
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(f)	Excludes in kind transactions (Note 9).
(1)	Effective March 1, 2021, Westwood SMIDCap Fund was renamed as Westwood Quality SMidCap Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality SmallCap Fund (1)

Westwood Quality SmallCap Fund - Institutional Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$21.35	$18.06	$18.88	$21.99	$14.46
Net investment income (a)	0.17	0.20	0.27	0.18	0.18
Net realized and unrealized gains (losses) on investments	(0.49)	3.92	(0.42)	(2.28)	7.47
Total from investment operations	(0.32)	4.12	(0.15)	(2.10)	7.65
Less distributions from:
Net investment income	(0.18)	(0.28)	(0.19)	(0.20)	(0.12)
Net realized gains	(1.11)	(0.55)	(0.48)	(0.81)	—
Total distributions	(1.29)	(0.83)	(0.67)	(1.01)	(0.12)
Net asset value at end of year	$19.74	$21.35	$18.06	$18.88	$21.99
Total return (b)	(1.95%)	23.24%	(0.92%)	(10.08%)	53.07%
Net assets at end of year (in 000s)	$352,642	$455,373	$427,774	$476,094	$586,435
Ratio of net expenses to average net assets (c)	0.92%	0.90%	0.92%	0.92%	0.92%
Ratio of gross expenses to average net assets	1.06%	1.04%	1.05%	1.04%	1.09%
Ratio of net investment income to average net assets (c)	0.83%	0.97%	1.43%	0.94%	0.90%
Portfolio turnover rate (d)	63%	57%	58%	60%	58%

Westwood Quality SmallCap Fund - A Class Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$21.27	$17.99	$18.84	$21.94	$14.44
Net investment income (a)	0.14	0.16	0.26	0.16	0.16
Net realized and unrealized gains (losses) on investments	(0.48)	3.91	(0.43)	(2.27)	7.45
Total from investment operations	(0.34)	4.07	(0.17)	(2.11)	7.61
Less distributions from:
Net investment income	(0.15)	(0.24)	(0.20)	(0.18)	(0.11)
Net realized gains	(1.11)	(0.55)	(0.48)	(0.81)	—
Total distributions	(1.26)	(0.79)	(0.68)	(0.99)	(0.11)
Net asset value at end of year	$19.67	$21.27	$17.99	$18.84	$21.94
Total return (b)	(2.02%)	23.02%	(1.03%)	(10.15%)	52.90%
Net assets at end of year (in 000s)	$2,433	$3,224	$2,161	$1,556	$1,470
Ratio of net expenses to average net assets (c)	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of gross expenses to average net assets	1.18%	1.18%	1.17%	1.16%	1.22%
Ratio of net investment income to average net assets (c)	0.70%	0.80%	1.38%	0.81%	0.77%
Portfolio turnover rate (d)	63%	57%	58%	60%	58%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the year covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Effective March 1, 2021, Westwood SmallCap Fund was renamed as Westwood Quality SmallCap Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality SmallCap Fund (1) (Continued)

Westwood Quality SmallCap Fund - C Class Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$20.93	$17.81	$18.62	$21.75	$14.34
Net investment income (loss) (a)	(0.02)	(0.01)	0.10	0.01	(0.01)
Net realized and unrealized gains (losses) on investments	(0.47)	3.88	(0.41)	(2.25)	7.44
Total from investment operations	(0.49)	3.87	(0.31)	(2.24)	7.43
Less distributions from:
Net investment income	(0.05)	(0.20)	(0.02)	(0.08)	(0.02)
Net realized gains	(1.11)	(0.55)	(0.48)	(0.81)	—
Total distributions	(1.16)	(0.75)	(0.50)	(0.89)	(0.02)
Net asset value at end of year	$19.28	$20.93	$17.81	$18.62	$21.75
Total return (b)	(2.80%)	22.12%	(1.77%)	(10.84%)	51.81%
Net assets at end of year (in 000s)	$4,640	$2,715	$1,029	$708	$849
Ratio of net expenses to average net assets (c)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of gross expenses to average net assets	1.93%	1.93%	1.92%	1.91%	1.97%
Ratio of net investment income (loss) to average net assets (c)	(0.09%)	(0.06%)	0.51%	0.07%	(0.04%)
Portfolio turnover rate (d)	63%	57%	58%	60%	58%

Westwood Quality SmallCap Fund - Ultra Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$21.38	$18.08	$18.91	$22.01	$14.47
Net investment income (a)	0.19	0.22	0.29	0.21	0.20
Net realized and unrealized gains (losses) on investments	(0.49)	3.94	(0.43)	(2.28)	7.48
Total from investment operations	(0.30)	4.16	(0.14)	(2.07)	7.68
Less distributions from:
Net investment income	(0.20)	(0.31)	(0.21)	(0.22)	(0.14)
Net realized gains	(1.11)	(0.55)	(0.48)	(0.81)	—
Total distributions	(1.31)	(0.86)	(0.69)	(1.03)	(0.14)
Net asset value at end of year	$19.77	$21.38	$18.08	$18.91	$22.01
Total return (b)	(1.83%)	23.41%	(0.83%)	(9.91%)	53.29%
Net assets at end of year (in 000s)	$567,096	$638,196	$608,142	$511,179	$506,444
Ratio of net expenses to average net assets (c)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of gross expenses to average net assets	0.93%	0.93%	0.92%	0.91%	0.97%
Ratio of net investment income to average net assets (c)	0.96%	1.07%	1.52%	1.07%	0.95%
Portfolio turnover rate (d)	63%	57%	58%	60%	58%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the year covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Effective March 1, 2021, Westwood SmallCap Fund was renamed as Westwood Quality SmallCap Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Quality AllCap Fund

Westwood Quality AllCap Fund - Institutional Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period Ended October 31, 2021(a)
Net asset value at beginning of period	$12.02	$10.02	$10.03	$10.59	$10.00
Net investment income (b)	0.13	0.15	0.16	0.16	—
Net realized and unrealized gains (losses) on investments	0.56	2.22	—	(0.67)	0.59
Total from investment operations	0.69	2.37	0.16	(0.51)	0.59
Less distributions from:
Net investment income	(0.16)	(0.17)	(0.17)	(0.03)	—
Net realized gains	(0.45)	(0.20)	—	(0.02)	—
Total distributions	(0.61)	(0.37)	(0.17)	(0.05)	—
Net asset value at end of period	$12.10	$12.02	$10.02	$10.03	$10.59
Total return (c)	5.96%	24.16%	1.56%	(4.86%)	5.90	%(d)
Net assets at end of period (in 000s)	$414	$561	$197	$553	$529
Ratio of net expenses to average net assets (e)	0.55%	0.53%	0.48%	0.45%	0.65	%(f)
Ratio of gross expenses to average net assets	1.04%	0.97%	0.91%	0.93%	2.25	%(f)
Ratio of net investment income to average net assets (e)	1.13%	1.33%	1.56%	1.55%	0.22	%(f)
Portfolio turnover rate (g)	78%	73%	84%	101%	4	%(d)

Westwood Quality AllCap Fund - Ultra Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period Ended October 31, 2021(a)
Net asset value at beginning of period	$12.04	$10.02	$10.03	$10.59	$10.00
Net investment income (b)	0.14	0.17	0.16	0.16	—
Net realized and unrealized gains (losses) on investments	0.55	2.22	—	(0.67)	0.59
Total from investment operations	0.69	2.39	0.16	(0.51)	0.59
Less distributions from:
Net investment income	(0.17)	(0.17)	(0.17)	(0.03)	—
Net realized gains	(0.45)	(0.20)	—	(0.02)	—
Total distributions	(0.62)	(0.37)	(0.17)	(0.05)	—
Net asset value at end of period	$12.11	$12.04	$10.02	$10.03	$10.59
Total return (c)	5.95%	24.39%	1.53%	(4.81%)	5.90	%(d)
Net assets at end of period (in 000s)	$21,108	$21,975	$20,153	$21,750	$21,715
Ratio of net expenses to average net assets (e)	0.45%	0.45%	0.45%	0.45%	0.45	%(f)
Ratio of gross expenses to average net assets	0.94%	0.89%	0.88%	0.93%	2.07	%(f)
Ratio of net investment income to average net assets (e)	1.22%	1.51%	1.57%	1.55%	0.44	%(f)
Portfolio turnover rate (g)	78%	73%	84%	101%	4	%(d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (September 30, 2021) through October 31, 2021.
(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(d)	Not annualized.
(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(f)	Annualized.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Income Opportunity Fund

Westwood Income Opportunity Fund - Institutional Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$12.00	$10.46	$10.59	$13.92	$12.84
Net investment income (a)	0.41	0.41	0.38	0.30	0.23
Net realized and unrealized gains (losses) on investments	0.84	1.65	(0.12)	(2.19)	1.90
Total from investment operations	1.25	2.06	0.26	(1.89)	2.13
Less distributions from:
Net investment income	(0.41)	(0.44)	(0.39)	(0.28)	(0.50)
Net realized gains	—	—	—	(1.16)	(0.55)
Return of capital	(0.08)	(0.08)	—	—	—
Total distributions	(0.49)	(0.52)	(0.39)	(1.44)	(1.05)
Net asset value at end of year	$12.76	$12.00	$10.46	$10.59	$13.92
Total return (b)	10.68%	19.85%	2.35%	(14.97%)	17.21%
Net assets at end of year (in 000s)	$372,813	$368,844	$391,661	$579,772	$814,633
Ratio of net expenses to average net assets (c)	0.83%	0.83%	0.81%	0.81%	0.85%
Ratio of gross expenses to average net assets	0.83%	0.83%	0.81%	0.81%	0.86%
Ratio of net investment income to average net assets (c)	3.38%	3.53%	3.44%	2.52%	1.68%
Portfolio turnover rate (d)	67%	57%	88%	81%	82%

Westwood Income Opportunity Fund - A Class Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$11.99	$10.45	$10.57	$13.90	$12.83
Net investment income (a)	0.39	0.39	0.36	0.27	0.20
Net realized and unrealized gains (losses) on investments	0.83	1.65	(0.11)	(2.19)	1.88
Total from investment operations	1.22	2.04	0.25	(1.92)	2.08
Less distributions from:
Net investment income	(0.39)	(0.42)	(0.37)	(0.25)	(0.46)
Net realized gains	—	—	—	(1.16)	(0.55)
Return of capital	(0.07)	(0.08)	—	—	—
Total distributions	(0.46)	(0.50)	(0.37)	(1.41)	(1.01)
Net asset value at end of year	$12.75	$11.99	$10.45	$10.57	$13.90
Total return (b)	10.49%	19.68%	2.25%	(15.21%)	16.86%
Net assets at end of year (in 000s)	$46,338	$43,706	$44,318	$55,296	$62,614
Ratio of net expenses to average net assets (c)	0.99%	1.00%	0.99%	1.06%	1.10%
Ratio of gross expenses to average net assets	0.99%	1.00%	0.99%	1.06%	1.11%
Ratio of net investment income to average net assets (c)	3.21%	3.36%	3.27%	2.27%	1.44%
Portfolio turnover rate (d)	67%	57%	88%	81%	82%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Income Opportunity Fund (Continued)

Westwood Income Opportunity Fund - C Class Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$11.92	$10.40	$10.53	$13.84	$12.79
Net investment income (a)	0.30	0.30	0.27	0.18	0.10
Net realized and unrealized gains (losses) on investments	0.84	1.63	(0.12)	(2.16)	1.88
Total from investment operations	1.14	1.93	0.15	(1.98)	1.98
Less distributions from:
Net investment income	(0.31)	(0.34)	(0.28)	(0.17)	(0.38)
Net realized gains	—	—	—	(1.16)	(0.55)
Return of capital	(0.06)	(0.07)	—	—	—
Total distributions	(0.37)	(0.41)	(0.28)	(1.33)	(0.93)
Net asset value at end of year	$12.69	$11.92	$10.40	$10.53	$13.84
Total return (b)	9.74%	18.71%	1.40%	(15.75%)	16.03%
Net assets at end of year (in 000s)	$13,289	$12,555	$11,626	$12,743	$13,323
Ratio of net expenses to average net assets (c)	1.74%	1.75%	1.74%	1.81%	1.85%
Ratio of gross expenses to average net assets	1.74%	1.75%	1.74%	1.81%	1.86%
Ratio of net investment income to average net assets (c)	2.46%	2.61%	2.51%	1.52%	0.70%
Portfolio turnover rate (d)	67%	57%	88%	81%	82%

Westwood Income Opportunity Fund - Ultra Shares			Year Ended October 31, 2025	Year Ended October 31, 2024	Period Ended October 31, 2023 (e)
Net asset value at beginning of period			$11.99	$10.46	$11.12
Net investment income (a)			0.42	0.42	0.35
Net realized and unrealized gains (losses) on investments			0.85	1.64	(0.62)
Total from investment operations			1.27	2.06	(0.27)
Less distributions from:
Net investment income			(0.42)	(0.44)	(0.39)
Return of capital			(0.08)	(0.09)	—
Total distributions			(0.50)	(0.53)	(0.39)
Net asset value at end of period			$12.76	$11.99	$10.46
Total return (b)			10.88%	19.86%	(2.47	)%(f)
Net assets at end of period (in 000s)			$116,042	$96,228	$61,524
Ratio of net expenses to average net assets (c)			0.74%	0.75%	0.74	%(g)
Ratio of gross expenses to average net assets			0.74%	0.75%	0.74	%(g)
Ratio of net investment income to average net assets (c)			3.45%	3.59%	3.51	%(g)
Portfolio turnover rate (d)			67%	57%	88	%(f)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	Represents the period from the commencement of operations (November 30, 2022) through October 31, 2023.
(f)	Not annualized.
(g)	Annualized.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Multi-Asset Income Fund (1)

Westwood Multi-Asset Income Fund - Institutional Shares	Year Ended October 31, 2025		Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$9.93		$8.85		$8.95	$10.67	$9.55
Net investment income (a)	0.64		0.57		0.50	0.42	0.35
Net realized and unrealized gains (losses) on investments	0.26		1.08		(0.11)	(1.71)	1.14
Total from investment operations	0.90		1.65		0.39	(1.29)	1.49
Less distributions from:
Net investment income	(0.63)		(0.57)		(0.49)	(0.43)	(0.37)
Total distributions	(0.63)		(0.57)		(0.49)	(0.43)	(0.37)
Net asset value at end of year	$10.20		$9.93		$8.85	$8.95	$10.67
Total return (b)	9.42%		18.97%		4.27%	(12.38%)	15.69%
Net assets at end of year (in 000s)	$99,037		$88,234		$93,810	$96,636	$94,360
Ratio of net expenses to average net assets (c)	0.26	%(e)	0.88	%(d)(e)	0.71%	0.80%	0.80%
Ratio of gross expenses to average net assets	0.35%		0.97	%(d)	0.78%	0.87%	0.96%
Ratio of net investment income to average net assets (c)	6.44	%(e)	5.90	%(e)	5.42%	4.31%	3.37%
Portfolio turnover rate (f)	66%		65%		52%	62%	67%

Westwood Multi-Asset Income Fund - A Class Shares	Year Ended October 31, 2025		Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$9.98		$8.89		$9.00	$10.72	$9.60
Net investment income (a)	0.62		0.55		0.47	0.39	0.33
Net realized and unrealized gains (losses) on investments	0.26		1.09		(0.11)	(1.71)	1.13
Total from investment operations	0.88		1.64		0.36	(1.32)	1.46
Less distributions from:
Net investment income	(0.60)		(0.55)		(0.47)	(0.40)	(0.34)
Total distributions	(0.60)		(0.55)		(0.47)	(0.40)	(0.34)
Net asset value at end of year	$10.26		$9.98		$8.89	$9.00	$10.72
Total return (b)	9.16%		18.73%		3.91%	(12.54%)	15.34%
Net assets at end of year (in 000s)	$4,882		$8,248		$7,095	$2,321	$1,623
Ratio of net expenses to average net assets (c)	0.51	%(e)	1.12	%(d)(e)	0.94%	1.15%	1.05%
Ratio of gross expenses to average net assets	0.60%		1.21	%(d)	1.01%	1.22%	1.21%
Ratio of net investment income to average net assets (c)	6.21	%(e)	5.66	%(e)	5.07%	3.95%	3.05%
Portfolio turnover rate (f)	66%		65%		52%	62%	67%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(d)	Includes 0.01% of borrowing costs (Note 2).
(e)	Includes 0.00% of affiliated management fee waived by Adviser (Note 4).
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Effective March 31, 2024, Westwood High Income Fund was renamed as Westwood Multi-Asset Income Fund.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Alternative Income Fund

Westwood Alternative Income Fund - Institutional Shares	Year Ended October 31, 2025*	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$9.66	$9.13		$10.39	$11.02	$10.47
Net investment income (a)	0.12	0.20		0.29	0.20	0.16
Net realized and unrealized gains (losses) on investments	0.63	0.65		0.13	(0.51)	0.49
Total from investment operations	0.75	0.85		0.42	(0.31)	0.65
Less distributions from:
Net investment income	(0.22)	(0.07)		(1.59)	(0.17)	(0.10)
Net realized gains	—	—		—	(0.15)	—
Return of capital	(0.03)	(0.25)		(0.09)	—	—
Total distributions	(0.25)	(0.32)		(1.68)	(0.32)	(0.10)
Net asset value at end of year	$10.16	$9.66		$9.13	$10.39	$11.02
Total return (b)	7.83%	9.39%		4.48%	(2.88%)	6.19%
Net assets at end of year (in 000s)	$87,597	$94,691		$86,793	$67,312	$53,734
Ratio of net expenses to average net assets (c)	0.89%	0.99	%(d)	0.34%	0.30%	0.96%
Ratio of gross expenses to average net assets	1.09%	1.22	%(d)	0.60%	0.44%	1.21%
Ratio of net investment income to average net assets (c)	1.15%	2.12%		3.08%	1.91%	1.45%
Portfolio turnover rate (e)	89%	51%		92%	128%	125%

Westwood Alternative Income Fund - A Class Shares	Year Ended October 31, 2025	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$9.65	$9.12		$10.39	$11.00	$10.46
Net investment income (a)	0.09	0.15		0.27	0.18	0.14
Net realized and unrealized gains (losses) on investments	0.65	0.69		0.13	(0.49)	0.48
Total from investment operations	0.74	0.84		0.40	(0.31)	0.62
Less distributions from:
Net investment income	(0.21)	(0.07)		(1.58)	(0.15)	(0.08)
Net realized gains	—	—		—	(0.15)	—
Return of capital	(0.03)	(0.24)		(0.09)	—	—
Total distributions	(0.24)	(0.31)		(1.67)	(0.30)	(0.08)
Net asset value at end of year	$10.15	$9.65		$9.12	$10.39	$11.00
Total return (b)	7.74%	9.33%		4.25%	(2.88%)	5.97%
Net assets at end of year (in 000s)	$831	$463		$34	$33	$68
Ratio of net expenses to average net assets (c)	1.10%	1.09	%(d)	0.46%	0.45%	1.11%
Ratio of gross expenses to average net assets	1.30%	1.32	%(d)	0.72%	0.59%	1.38%
Ratio of net investment income to average net assets (c)	0.91%	1.61%		2.90%	1.69%	1.32%
Portfolio turnover rate (e)	89%	51%		92%	128%	125%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(d)	Includes 0.01% of borrowing costs (Note 2).
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Alternative Income Fund (Continued)

Westwood Alternative Income Fund - Ultra Shares	Year Ended October 31, 2025*	Year Ended October 31, 2024		Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$9.66	$9.13		$10.40	$11.02	$10.47
Net investment income (a)	0.12	0.22		0.29	0.20	0.17
Net realized and unrealized gains (losses) on investments	0.64	0.64		0.14	(0.49)	0.48
Total from investment operations	0.76	0.86		0.43	(0.29)	0.65
Less distributions from:
Net investment income	(0.23)	(0.07)		(1.61)	(0.18)	(0.10)
Net realized gains	—	—		—	(0.15)	—
Return of capital	(0.03)	(0.26)		(0.09)	—	—
Total distributions	(0.26)	(0.33)		(1.70)	(0.33)	(0.10)
Net asset value at end of year	$10.16	$9.66		$9.13	$10.40	$11.02
Total return (b)	8.02%	9.52%		4.50%	(2.69%)	6.26%
Net assets at end of year (in 000s)	$44,203	$27,792		$54,200	$88,734	$128,329
Ratio of net expenses to average net assets (c)	0.85%	0.85	%(d)	0.21%	0.20%	0.85%
Ratio of gross expenses to average net assets	1.05%	1.08	%(d)	0.47%	0.34%	1.12%
Ratio of net investment income to average net assets (c)	1.16%	2.35%		3.10%	1.95%	1.53%
Portfolio turnover rate (e)	89%	51%		92%	128%	125%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(d)	Includes 0.01% of borrowing costs (Note 2).
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1)

Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares (2)	Year Ended October 31, 2025*		10 Months Ended October 31, 2024(3)		Year Ended December 31, 2023(4)	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$9.80		$7.83		$7.30	$6.50		$5.50	$7.05
Net investment income (a)	0.14		0.11		0.10	0.04		(0.02)	0.08
Net realized and unrealized gains (losses) on investments	0.57		2.21		0.88	1.08		1.34	(1.31)
Total from investment operations	0.71		2.32		0.98	1.12		1.32	(1.23)
Less distributions from:
Net investment income	(0.46)		(0.35)		(0.28)	—		—	—
Return of capital	—		—		(0.17)	(0.32)		(0.32)	(0.32)
Total distributions	(0.46)		(0.35)		(0.45)	(0.32)		(0.32)	(0.32)
Tax expense reimbursements by Adviser (Note 2)	—		—		— (5)	—		—	—
Net asset value at end of period	$10.05		$9.80		$7.83	$7.30		$6.50	$5.50
Total return (b)	7.18%		30.24	%(c)	13.97%	17.22%		24.11%	(17.32%)
Net assets at end of period (in 000s)	$1,034,607		$972,519		$739,542	$779,843		$566,980	$393,743
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	1.05	%(h)	1.07	%(e)(h)	1.11%	1.35	%(f)	1.29%	1.30%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	1.05	%(h)	1.07	%(e)(h)	1.11%	1.35	%(f)	1.29%	1.30%
Ratio of gross expenses to average net assets (including tax expense/benefit)	1.09	%(h)	1.10	%(e)	1.15%	1.35%		1.27%	1.33%
Ratio of net investment income (loss) to average net assets (d)	1.40	%(h)	1.46	%(e)(h)	1.36%	0.52%		(27.00%)	1.55%
Portfolio turnover rate (g)	52%		74	%(c)	91%	86%		248%	260%

Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares	Year Ended October 31, 2025*		10 Months Ended October 31, 2024(3)		Year Ended December 31, 2023(4)	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$9.85		$7.88		$7.34	$6.53		$5.53	$7.07
Net investment income (a)	0.12		0.09		0.08	0.02		(0.03)	0.07
Net realized and unrealized gains (losses) on investments	0.57		2.21		0.89	1.09		1.34	(1.31)
Total from investment operations	0.69		2.30		0.97	1.11		1.31	(1.24)
Less distributions from:
Net investment income	(0.43)		(0.33)		(0.27)	—		—	—
Return of capital	—		—		(0.16)	(0.30)		(0.31)	(0.30)
Total distributions	(0.43)		(0.33)		(0.43)	(0.30)		(0.31)	(0.30)
Tax expense reimbursements by Adviser (Note 2)	—		—		— (5)	—		—	—
Net asset value at end of period	$10.11		$9.85		$7.88	$7.34		$6.53	$5.53
Total return (b)	6.96%		29.79	%(c)	13.75%	17.00%		23.74%	(17.43%)
Net assets at end of period (in 000s)	$155,216		$154,629		$134,627	$151,353		$92,027	$63,681
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	1.29	%(h)	1.35	%(e)(h)	1.36%	1.61	%(f)	1.50%	1.55%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	1.29	%(h)	1.35	%(e)(h)	1.36%	1.61	%(f)	1.50%	1.55%
Ratio of gross expenses to average net assets (including tax expense/benefit)	1.33%		1.38	%(e)	1.40%	1.61%		1.50%	1.56%
Ratio of net investment income (loss) to average net assets (d)	1.18	%(h)	1.21	%(e)(h)	1.12%	0.23%		(0.42%)	1.29%
Portfolio turnover rate (g)	52%		74	%(c)	91%	86%		248%	260%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1) (Continued)

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Not annualized.
(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(e)	Annualized.
(f)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(h)	Includes 0.04% and 0.03% of affiliated management fee waived by Adviser for the year ended October 31, 2025 and ten months ended October 31, 2024, respectively (Note 4).
(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.
(2)	Prior to November 18, 2022, Institutional Shares were I Share Class.
(3)	Fund changed fiscal year to October 31.
(4)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(5)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the year ended December 31, 2023 the net impact to the Fund was less than $0.005 per share.
*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1) (Continued)

Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares	Year Ended October 31, 2025*		10 Months Ended October 31, 2024(3)		Year Ended December 31, 2023(4)	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$9.80		$7.85		$7.30	$6.50		$5.50	$7.02
Net investment income (a)	0.04		0.03		0.03	(0.03)		(0.08)	0.03
Net realized and unrealized gains (losses) on investments	0.57		2.20		0.90	1.07		1.34	(1.31)
Total from investment operations	0.61		2.23		0.93	1.04		1.26	(1.28)
Less distributions from:
Net investment income	(0.36)		(0.28)		(0.24)	—		—	—
Return of capital	—		—		(0.14)	(0.24)		(0.26)	(0.24)
Total distributions	(0.36)		(0.28)		(0.38)	(0.24)		(0.26)	(0.24)
Tax expense reimbursements by Adviser (Note 2)	—		—		— (5)	—		—	—
Net asset value at end of period	$10.05		$9.80		$7.85	$7.30		$6.50	$5.50
Total return (b)	6.12%		28.91	%(c)	13.12%	15.98%		22.91%	(18.16%)
Net assets at end of period (in 000s)	$16,737		$15,499		$13,741	$15,694		$17,726	$20,468
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	2.05	%(h)	2.10	%(e)(h)	2.09%	2.34	%(f)	2.29%	2.30%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	2.05	%(h)	2.10	%(e)(h)	2.09%	2.34	%(f)	2.29%	2.30%
Ratio of gross expenses to average net assets (including tax expense/benefit)	2.09%		2.13	%(e)	2.13%	2.34%		2.26%	2.32%
Ratio of net investment income (loss) to average net assets (d)	0.39	%(h)	0.47	%(e)(h)	0.37%	(0.47%)		(1.26%)	0.57%
Portfolio turnover rate (g)	52%		74	%(c)	91%	86%		248%	260%

Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares (2)	Year Ended October 31, 2025*		10 Months Ended October 31, 2024(3)		Year Ended December 31, 2023(4)	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$9.80		$7.84		$7.30	$6.51		$5.50	$7.05
Net investment income (a)	0.16		0.11		0.11	0.04		(0.01)	0.08
Net realized and unrealized gains (losses) on investments	0.56		2.20		0.89	1.08		1.35	(1.31)
Total from investment operations	0.72		2.31		1.00	1.12		1.34	(1.23)
Less distributions from:
Net investment income	(0.47)		(0.35)		(0.29)	—		—	—
Return of capital	—		—		(0.17)	(0.33)		(0.33)	(0.32)
Total distributions	(0.47)		(0.35)		(0.46)	(0.33)		(0.33)	(0.32)
Tax expense reimbursements by Adviser (Note 2)	—		—		— (5)	—		—	—
Net asset value at end of period	$10.05		$9.80		$7.84	$7.30		$6.51	$5.50
Total return (c)	7.27%		30.15	%(c)	14.22%	17.12%		24.41%	(17.27%)
Net assets at end of period (in 000s)	$310		$5,410		$4,328	$30,710		$29,645	$32,949
Ratio of net expenses to average net assets (including tax expense/benefit) (d)	0.95	%(h)	1.00	%(e)(h)	1.03%	1.27	%(f)	1.20%	1.26%
Ratio of net expenses to average net assets (excluding tax expense/benefit) (d)	0.95	%(h)	1.00	%(e)(h)	10.20%	1.27	%(f)	1.20%	1.26%
Ratio of gross expenses to average net assets (including tax expense/benefit)	0.99%		1.03	%(e)	1.06%	1.27%		1.20%	1.26%
Ratio of net investment income (loss) to average net assets (d)	1.51	%(h)	1.54	%(e)(h)	1.42%	0.59%		(0.19%)	1.62%
Portfolio turnover rate (g)	52%		74	%(c)	91%	86%		248%	260%

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Salient MLP & Energy Infrastructure Fund (1) (Continued)

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Not annualized.
(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(e)	Annualized.
(f)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(h)	Includes 0.04% and 0.03% of affiliated management fee waived by Adviser for the year ended October 31, 2025 and ten months ended October 31, 2024, respectively (Note 4).
(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.
(2)	Prior to November 18, 2022, Ultra Shares were R6 Share Class.
(3)	Fund changed fiscal year to October 31.
(4)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(5)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the year ended December 31, 2023 the net impact to the Fund was less than $0.005 per share.
*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Real Estate Income Fund (1)(2)

Westwood Real Estate Income Fund - Institutional Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(3)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$19.53	$16.64	$17.39		$21.56	$19.68	$21.42
Net investment income (a)	1.00	0.47	0.75		0.70	0.46	0.49
Net realized and unrealized gains (losses) on investments	(1.41)	3.73	(0.59)		(3.71)	3.19	(1.24)
Total from investment operations	(0.41)	4.20	0.16		(3.01)	3.65	(0.75)
Less distributions from:
Net investment income	(0.99)	(1.31)	(0.87)		(0.71)	(1.11)	(0.46)
Return of capital	(0.40)	—	(0.04)		(0.45)	(0.66)	(0.53)
Total distributions	(1.39)	(1.31)	(0.91)		(1.16)	(1.77)	(0.99)
Net asset value at end of period	$17.73	$19.53	$16.64		$17.39	$21.56	$19.68
Total return (b)	(2.01%)	25.88%	0.81	%(c)	(14.10%)	15.44%	(2.75%)
Net assets at end of period (in 000s)	$179,011	$177,945	$139,523		$108,853	$143,721	$160,526
Ratio of net expenses to average net assets (excluding interest and dividends on short sale expense) (d)	0.85%	0.93%	1.09	%(e)	1.03%	1.10%	1.10%
Ratio of gross expenses to average net assets (excluding interest and dividends on short sale expense)	0.85%	0.90%	0.98	%(e)	1.42%	1.37%	1.37%
Ratio of net investment income to average net assets (d)	5.49%	2.56%	5.09	%(e)	3.67%	2.26%	2.73%
Ratio of net expenses to average net assets (including interest and dividends on short sale expense) (d)	0.85%	0.93%	1.09	%(e)	1.12%	1.15%	1.15%
Ratio of gross expenses to average net assets (including interest and dividends on short sale expense)	0.85%	0.90%	0.98	%(e)	1.51%	1.42%	1.42%
Ratio of net investment income to average net assets (d)	5.49%	2.56%	5.09	%(e)	3.58%	2.21%	2.68%
Portfolio turnover rate (f)	67%	94%	76	%(c)	72%	82%	55%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Not annualized.
(d)	Ratio was determined after investment management fee recoupment, reductions and/or reimbursed expenses (Note 4).
(e)	Annualized.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Prior to November 18, 2022, Westwood Salient Select Income Fund was known as Salient Select Income Fund.
(2)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.
(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Real Estate Income Fund (1)(2) (Continued)

Westwood Real Estate Income Fund - A Class Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(3)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$19.61	$16.71	$17.45		$21.63	$19.74	$21.48
Net investment income (a)	0.95	0.40	0.70		0.71	0.38	0.43
Net realized and unrealized gains (losses) on investments	(1.42)	3.76	(0.57)		(3.80)	3.14	(1.26)
Total from investment operations	(0.47)	4.16	0.13		(3.09)	3.52	(0.83)
Less distributions from:
Net investment income	(0.95)	(1.26)	(0.83)		(0.67)	(1.02)	(0.43)
Return of capital	(0.38)	—	(0.04)		(0.42)	(0.61)	(0.48)
Total distributions	(1.33)	(1.26)	(0.87)		(1.09)	(1.63)	(0.91)
Net asset value at end of period	$17.81	$19.61	$16.71		$17.45	$21.63	$19.74
Total return (b)	(2.30%)	25.47%	0.66	%(c)	(14.45%)	14.98%	(3.17%)
Net assets at end of period (in 000s)	$78,978	$94,816	$95,619		$103,950	$126,620	$125,194
Ratio of net expenses to average net assets (excluding interest and dividends on short sale expense) (d)	1.14%	1.23%	1.33	%(e)	1.53%	1.50%	1.50%
Ratio of gross expenses to average net assets (excluding interest and dividends on short sale expense)	1.14%	1.20%	1.22	%(e)	1.95%	1.77%	1.77%
Ratio of net investment income to average net assets (d)	5.18%	2.20%	4.75	%(e)	3.73%	1.87%	2.38%
Ratio of net expenses to average net assets (including interest and dividends on short sale expense) (d)	1.14%	1.23%	1.33	%(e)	1.62%	1.55%	1.55%
Ratio of gross expenses to average net assets (including interest and dividends on short sale expense)	1.14%	1.20%	1.22	%(e)	2.04%	1.82%	1.82%
Ratio of net investment income to average net assets (d)	5.18%	2.20%	4.75	%(e)	3.64%	1.82%	2.33%
Portfolio turnover rate (f)	67%	94%	76	%(c)	72%	82%	55%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(c)	Not annualized.
(d)	Ratio was determined after investment management fee recoupment, reductions and/or reimbursed expenses (Note 4).
(e)	Annualized.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Prior to November 18, 2022, Westwood Salient Select Income Fund was known as Salient Select Income Fund.
(2)	Effective March 31, 2024, Westwood Salient Select Income Fund was renamed as Westwood Real Estate Income Fund.
(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Growth Fund (1)

Westwood Broadmark Tactical Growth Fund - Institutional Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(2)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$27.04	$26.40	$26.07		$29.14	$27.96	$26.81
Net investment income (loss) (a)(b)	0.43	0.62	0.57		(0.06)	(0.24)	(0.16)
Net realized and unrealized gains (losses) on investments	1.85	1.02	(0.24)		(2.24)	2.48	2.40
Total from investment operations	2.28	1.64	0.33		(2.30)	2.24	2.24
Less distributions from:
Net investment income	(0.83)	(0.53)	—		—	—	(0.03)
Net realized gains	—	(0.47)	—		(0.77)	(1.06)	(1.06)
Total distributions	(0.83)	(1.00)	—		(0.77)	(1.06)	(1.09)
Net asset value at end of period	$28.49	$27.04	$26.40		$26.07	$29.14	$27.96
Total return (c)	8.64%	6.44%	1.27	%(d)	(7.90%)	8.02%	8.40%
Net assets at end of period (in 000s)	$151,761	$144,258	$215,512		$236,181	$301,241	$255,095
Ratio of net expenses to average net assets (e)	1.27%	1.30%	1.26	%(f)	1.51%	1.46%	1.47%
Ratio of net investment income (loss) to average net assets (b)(e)	1.58%	2.35%	2.60	%(f)	(0.21%)	(0.82%)	(0.58%)
Portfolio turnover rate (g)	179%	156%	565	%(d)	1037%	201%	626%

Westwood Broadmark Tactical Growth Fund - A Class Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(2)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$25.10	$24.57	$24.31		$27.34	$26.40	$25.45
Net investment income (loss) (a)(b)	0.33	0.50	0.47		(0.13)	(0.34)	(0.26)
Net realized and unrealized gains (losses) on investments	1.71	0.95	(0.21)		(2.13)	2.34	2.27
Total from investment operations	2.04	1.45	0.26		(2.26)	2.00	2.01
Less distributions from:
Net investment income	(0.75)	(0.45)	—		—	—	—
Net realized gains	—	(0.47)	—		(0.77)	(1.06)	(1.06)
Total distributions	(0.75)	(0.92)	—		(0.77)	(1.06)	(1.06)
Net asset value at end of period	$26.39	$25.10	$24.57		$24.31	$27.34	$26.40
Total return (c)	8.35%	6.14%	1.07	%(d)	(8.27%)	7.59%	7.95%
Net assets at end of period (in 000s)	$14,992	$16,156	$20,551		$27,117	$21,995	$17,949
Ratio of net expenses to average net assets (e)	1.55%	1.58%	1.53	%(f)	1.91%	1.86%	1.88%
Ratio of net investment income (loss) to average net assets (b)(e)	1.30%	2.04%	2.31	%(f)	(0.49%)	(1.21%)	(0.99%)
Portfolio turnover rate (g)	179%	156%	565	%(d)	1037%	201%	626%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) does not include the net investment loss of the investment companies in which the Fund invests.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(d)	Not annualized.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Growth Fund was known as Salient Tactical Growth Fund.
(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Growth Fund (1) (Continued)

Westwood Broadmark Tactical Growth Fund - C Class Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(2)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$22.95	$22.50	$22.40		$25.39	$24.72	$24.03
Net investment income (loss) (a)(b)	0.14	0.32	0.30		(0.27)	(0.46)	(0.39)
Net realized and unrealized gains (losses) on investments	1.58	0.86	(0.20)		(1.95)	2.19	2.14
Total from investment operations	1.72	1.18	0.10		(2.22)	1.73	1.75
Less distributions from:
Net investment income	(0.57)	(0.26)	—		—	—	—
Net realized gains	—	(0.47)	—		(0.77)	(1.06)	(1.06)
Total distributions	(0.57)	(0.73)	—		(0.77)	(1.06)	(1.06)
Net asset value at end of period	$24.10	$22.95	$22.50		$22.40	$25.39	$24.72
Total return (c)	7.65%	5.41%	0.45	%(d)	(8.75%)	7.01%	7.33%
Net assets at end of period (in 000s)	$2,634	$3,448	$6,252		$7,827	$9,075	$11,830
Ratio of net expenses to average net assets (e)	2.21%	2.25%	2.23	%(f)	2.46%	2.41%	2.42%
Ratio of net investment income (loss) to average net assets (b)(e)	0.63%	1.41%	1.62	%(f)	(1.14%)	(1.80%)	(1.60%)
Portfolio turnover rate (g)	179%	156%	565	%(d)	1037%	201%	626%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) does not include the net investment loss of the investment companies in which the Fund invests.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(d)	Not annualized.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Growth Fund was known as Salient Tactical Growth Fund.
(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Plus Fund (1)

Westwood Broadmark Tactical Plus Fund - Institutional Shares (2)	Year Ended October 31, 2025	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(3)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$11.39	$11.82	$11.29		$12.37	$11.65	$11.55
Net investment income (loss) (a)(b)	0.28	0.40	0.33		0.04	(0.08)	(0.09)
Net realized and unrealized gains (losses) on investments	(0.45)	(0.36)	0.20		(0.28)	0.80	0.91
Total from investment operations	(0.17)	0.04	0.53		(0.24)	0.72	0.82
Less distributions from:
Net investment income	(0.40)	(0.42)	—		—	—	—
Net realized gains	—	(0.05)	—		(0.84)	—	(0.72)
Total distributions	(0.40)	(0.47)	—		(0.84)	—	(0.72)
Net asset value at end of period	$10.82	$11.39	$11.82		$11.29	$12.37	$11.65
Total return (c)	(1.60%)	0.41%	4.69	%(d)	(1.95%)	6.18%	7.15%
Net assets at end of period (in 000s)	$30,453	$35,172	$36,169		$34,427	$30,855	$30,308
Ratio of net expenses to average net assets (e)(f)	1.35%	1.35%	1.36	%(g)	1.39%	1.40%	1.40%
Ratio of gross expenses to average net assets (f)	1.74%	1.76%	1.74	%(g)	1.93%	1.94%	1.99%
Ratio of net investment income (loss) to average net assets (b)(e)(f)	2.60%	3.49%	3.45	%(g)	0.31%	(0.68%)	(0.77%)
Portfolio turnover rate (h)	670%	1280%	0	%(d)	827%	62%	5029%

Westwood Broadmark Tactical Plus Fund - A Class Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(3)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$11.14	$11.58	$11.08		$12.18	$11.51	$11.44
Net investment income (loss) (a)(b)	0.25	0.36	0.30		—	(0.11)	(0.12)
Net realized and unrealized gains (losses) on investments	(0.44)	(0.35)	0.20		(0.26)	0.78	0.91
Total from investment operations	(0.19)	0.01	0.50		(0.26)	0.67	0.79
Less distributions from:
Net investment income	(0.36)	(0.40)	—		—	—	—
Net realized gains	—	(0.05)	—		(0.84)	—	(0.72)
Total distributions	(0.36)	(0.45)	—		(0.84)	—	(0.72)
Net asset value at end of period	$10.59	$11.14	$11.58		$11.08	$12.18	$11.51
Total return (c)	(1.74%)	0.11%	4.51	%(d)	(2.18%)	5.82%	6.95%
Net assets at end of period (in 000s)	$485	$504	$617		$584	$579	$668
Ratio of net expenses to average net assets (e)(f)	1.60%	1.60%	1.57	%(g)	1.64%	1.65%	1.65%
Ratio of gross expenses to average net assets (f)	1.99%	2.01%	1.95	%(g)	2.16%	2.19%	2.23%
Ratio of net investment income (loss) to average net assets (b)(e)(f)	2.37%	3.26%	3.23	%(g)	0.02%	(0.95%)	(1.04%)
Portfolio turnover rate (h)	670%	1280%	0	%(d)	827%	62%	5029%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) does not include the net investment loss of the investment companies in which the Fund invests.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(d)	Not annualized.
(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Plus Fund was known as Salient Tactical Plus Fund.
(2)	Prior to November 18, 2022, Institutional Shares were I Share Class.
(3)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

WESTWOOD FUNDS

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

Westwood Broadmark Tactical Plus Fund (1) (Continued)

Westwood Broadmark Tactical Plus Fund - F Class Shares	Year Ended October 31, 2025	Year Ended October 31, 2024	Ten Months Ended October 31, 2023(2)		Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$11.69	$12.12	$11.55		$12.65	$11.88	$11.73
Net investment income (loss) (a)(b)	0.32	0.45	0.37		0.07	(0.05)	(0.05)
Net realized and unrealized gains (losses) on investments	(0.46)	(0.37)	0.20		(0.27)	0.82	0.92
Total from investment operations	(0.14)	0.08	0.57		(0.20)	0.77	0.87
Less distributions from:
Net investment income	(0.43)	(0.46)	—		(0.06)	—	—
Net realized gains	—	(0.05)	—		(0.84)	—	(0.72)
Total distributions	(0.43)	(0.51)	—		(0.90)	—	(0.72)
Net asset value at end of period	$11.12	$11.69	$12.12		$11.55	$12.65	$11.88
Total return (c)	(1.24%)	0.73%	4.94	%(d)	(1.65%)	6.48%	7.46%
Net assets at end of period (in 000s)	$31,466	$35,637	$40,199		$37,040	$39,430	$38,158
Ratio of net expenses to average net assets (e)(f)	1.04%	1.04%	1.05	%(g)	1.08%	1.09%	1.09%
Ratio of gross expenses to average net assets (f)	1.74%	1.76%	1.74	%(g)	1.93%	1.94%	1.99%
Ratio of net investment income (loss) to average net assets (b)(e)(f)	2.92%	3.81%	3.76	%(g)	0.59%	(0.37%)	(0.46%)
Portfolio turnover rate (h)	670%	1280%	0	%(d)	827%	62%	5029%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment loss does not include the net investment income (loss) of the investment companies in which the Fund invests.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses (Note 4).
(d)	Not annualized.
(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses (Note 4).
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Prior to November 18, 2022, Westwood Broadmark Tactical Plus Fund was known as Salient Tactical Plus Fund.
(2)	Fund changed fiscal year to October 31.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS

1. Organization

Westwood Quality Value Fund (“Value Fund”), Westwood Quality MidCap Fund (“MidCap Fund”), Westwood Quality SMidCap Fund (“SMidCap Fund”), Westwood Quality SmallCap Fund (“SmallCap Fund”), Westwood Quality AllCap Fund (“AllCap Fund”), Westwood Income Opportunity Fund (“Income Opportunity Fund”), Westwood Multi-Asset Income Fund (“Multi-Asset Income Fund”), Westwood Alternative Income Fund (“Alternative Income Fund”), Westwood Salient MLP & Energy Infrastructure Fund (“MLP & Energy Infrastructure Fund”), Westwood Real Estate Income Fund, (“Real Estate Income Fund”), Westwood Broadmark Tactical Growth Fund (“Tactical Growth Fund”) and Westwood Broadmark Tactical Plus Fund (“Tactical Plus Fund”), (individually, a “Fund” and collectively, the “Funds”) are each a series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). Other series of the Trust are not included in this report.

The Value, SMidCap, SmallCap, Income Opportunity, Multi-Asset Income and Alternative Income Funds (“Predecessor Funds”) were formerly part of The Advisors’ Inner Circle Fund and were acquired by, and reorganized into, the Trust on November 1, 2021, pursuant to an Agreement and Plan of Reorganization dated August 9, 2021. The AllCap Fund commenced operations on September 30, 2021 and MidCap Fund commenced operations on November 30, 2021. Each Fund is classified as an open-end diversified fund.

Tactical Plus Fund (“Predecessor Salient MF Trust”), formerly part of Salient MF Trust, and another series of the Trust, were the sole remaining series of Salient MF Trust and were reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

The Real Estate Income Fund and Tactical Growth Fund (“Predecessor Forward Funds”), formerly part of Forward Funds, were the sole remaining series of Forward Funds and were acquired by and reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

Real Estate Income Fund, Tactical Growth Fund and Tactical Plus Fund are open-end diversified funds.

The MLP & Energy Infrastructure Fund, formerly Salient Midstream & MLP Fund a series of Salient MF Trust (“Predecessor Salient MF Trust”), was reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

The MLP & Energy Infrastructure Fund is an open-end, non-diversified fund that seeks to maximize total return (capital appreciation and income).

The investment objective of the Value, MidCap, SMidCap, SmallCap and AllCap Funds is to seek long-term capital appreciation.

The investment objective of Income Opportunity Fund is to seek to provide current income with a secondary investment objective to provide the opportunity for long-term capital appreciation.

The investment objective of Multi-Asset Income Fund is to seek to maximize total return through a high level of current income and capital appreciation.

The investment objective of Alternative Income Fund is to seek to provide absolute returns through a combination of current income and capital appreciation with low correlation to equity and fixed income markets.

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The investment objective of Real Estate Income Fund is to seek to provide high current income and potential for modest long-term growth of capital.

The investment objective of Tactical Growth Fund is to seek to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

The Tactical Plus Fund seeks to produce in any market environment above-average risk-adjusted returns and less downside volatility than the S&P 500 Index.

As of October 31, 2025, all Funds offer Institutional Shares. All Funds except MidCap, SMidCap and AllCap Funds offer A Class Shares. All Funds except Value, MidCap, SMidCap, AllCap, Multi-Asset Income, Alternative Income, Real Estate Income and Tactical Plus Funds offer C Class Shares. Value Fund, SMidCap, SmallCap Fund, AllCap, Income Opportunity, Alternative Income and MLP & Energy Infrastructure Funds have a fourth class, Ultra Shares. Tactical Plus Fund has a fourth class, F Class Shares. Effective February 7, 2025, C Class Shares were converted to A Class Shares for the Value, Multi-Asset Income, Alternative Income, Real Estate Income and Tactical Plus Funds.

Institutional Shares are sold without any sales loads, but subject to an administrative services plan fee of up to 0.20% of the average daily net assets attributable to Institutional Shares (for MidCap, SMidCap, SmallCap, AllCap, and Multi-Asset Income Funds), up to 0.15% for Alternative Income Fund, up to 0.10% (for Value, Income Opportunity, MLP & Energy Infrastructure and Tactical Plus Funds), and up to 0.05% (for Real Estate Income, and Tactical Growth Funds), requiring a $100,000 minimum investment (except for Alternative Income Fund, which has a $1,000,000 minimum investment) and offered exclusively to certain retirement plans established for the benefit of employees of the Westwood Management Corporation (the “Adviser” or “Westwood”) or its affiliates; defined benefit retirement plans, endowments or foundations; banks and trust companies or law firms acting as trustee or manager for trust accounts; investors who purchase through asset-based fee programs available through financial intermediaries; and insurance companies.

The Value, SmallCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure, Real Estate Income, Tactical Growth, and Tactical Plus Funds offer A Class Shares (sold with a maximum sales charge of 3.00% (except for SmallCap, MLP & Energy Infrastructure and Tactical Growth Funds, which have a maximum sales charge of 4.00%) and a 12b-1 services plan fee up to 0.25% of the average daily net assets attributable to A Class Shares), require a $1,000 minimum investment. A Class Shares are also subject to an administrative services plan fee of up to 0.10% in MLP & Energy Infrastructure and Tactical Plus Funds; and up to 0.20% of the average daily net assets attributable to A Class Shares in the Real Estate Income, and Tactical Growth Funds. A Class Shares purchases of $250,000 or more may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within 18 months of purchase (except for SmallCap Fund, in which purchases of $1,000,000 or more may be subject to a 1.00% CDSC fee if redeemed within 18 months of purchase).

The SmallCap, Income Opportunity, MLP & Energy Infrastructure and Tactical Growth Funds offer C Class Shares, which are sold without any sales loads, but subject to a 12b-1 services plan fee (up to 1.00% of the average daily net assets attributable to C Class Shares, and up to 0.75% of the average daily net assets of the Real Estate Income, and Tactical Growth Funds), all require a $1,000 minimum investment. The Real Estate Income and Tactical Growth Funds offer C Class Shares, sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% of the average daily net assets attributable to C Class Shares; and up to 0.10% in MLP & Energy Infrastructure Fund. C Class Shares may be subject to a CDSC fee of 1.00% if redeemed within 12 months of purchase. C Class Shares automatically convert to A Class Shares after being held for 10 years.

The Value, SMidCap, SmallCap, AllCap, Income Opportunity, Alternative Income and MLP & Energy Infrastructure Funds offer Ultra Shares (sold without any sales loads and distribution and/or administrative services fees), require a $1,000,000 initial investment and offered exclusively to employer retirement plans; health savings accounts under Section 223 of the Internal Revenue Code of 1986, as amended, if such accounts are maintained by the Fund at an omnibus level; endowments and foundations and local, city and state agencies; unaffiliated registered investment

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companies; collective investment trusts; banks and trust companies or law firms acting as trustee or manager for trust accounts; and insurance companies).

F Class Shares are held only by those Fund shareholders who acquired such shares as a result of the reorganization. Only shareholders who acquired Class F shares pursuant to the reorganization may purchase additional F Class shares. There is no subsequent investment minimum for F Class Shares.

Each share class of a Fund represents an ownership interest in the same investment portfolio of the Fund.

The Adviser serves as investment adviser to Value, MidCap, SMidCap, SmallCap, AllCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure, Real Estate Income, and Tactical Growth Funds. Salient Advisors, L.P. (“Salient Advisors”), together with Westwood, serve as investment adviser to the Tactical Plus Fund. Salient Advisors is a wholly owned subsidiary of Westwood Holdings. Broadmark Asset Management LLC (“Sub-Adviser” or “Broadmark”) is the Sub-Adviser to Tactical Growth Fund and Tactical Plus Fund. Westwood Holdings is a majority owner of Broadmark. Broadmark is paid by the Adviser for their services, not the Funds.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect a Fund’s financial position or the results of its operations. The intent of ASU 2023-07 is, through segment disclosures, to enable investors to better understand an entity’s overall performance. The Adviser and Salient Advisors (where applicable) act as the Funds’ chief operating decision makers (“CODM”). The CODMs have determined that each Fund has a single operating segment as the CODMs monitor the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser and Salient Advisors, where applicable. The CODMs allocate resources and assess performance based on the operating results of each Fund, which is consistent with the results presented in each Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds (“ETFs”), if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. Option contracts are valued at the closing price on the exchange on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Future contracts are valued at

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the final settlement price, or, if a settled price is not available, at the last sale price as of the close of regular trading on the primary exchange on which they are traded. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. Total return swaps are valued as the change in the value of the underlying security plus/minus the accrued income payment based on Secured Overnight Financing Rate (“SOFR”) or some other form of indices on the notional amount. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by the Adviser and Salient Advisors, as the Funds’ valuation designees, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges, if any, are fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services. The Adviser and Salient Advisors as the Funds’ valuation designee is responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

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The following is a summary of each Fund’s investments and the inputs used to value the investments as of October 31, 2025:

Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$180,624,745	$—	$—	$180,624,745
Money Market Funds	2,562,731	—	—	2,562,731
Total Investment Securities	$183,187,476	$—	$—	$183,187,476

MidCap Fund
Common Stocks	$1,758,046	$—	$—	$1,758,046
Money Market Funds	31,706	—	—	31,706
Total Investment Securities	$1,789,752	$—	$—	$1,789,752

SMidCap Fund
Common Stocks	$93,967,397	$—	$—	$93,967,397
Money Market Funds	2,684,372	—	—	2,684,372
Total Investment Securities	$96,651,769	$—	$—	$96,651,769

SmallCap Fund
Common Stocks	$914,617,265	$—	$—	$914,617,265
Money Market Funds	7,368,599	—	—	7,368,599
Total Investment Securities	$921,985,864	$—	$—	$921,985,864

AllCap Fund
Common Stocks	$21,241,437	$—	$—	$21,241,437
Money Market Funds	271,396	—	—	271,396
Total Investment Securities	$21,512,833	$—	$—	$21,512,833

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Income Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government & Agencies	$—	$48,941,185	$—	$48,941,185
Collateralized Mortgage Obligations	—	14,626,844	—	14,626,844
Convertible Bonds	—	24,271,592	—	24,271,592
Corporate Bonds	—	167,539,226	—	167,539,226
Foreign Governments	—	4,467,550	—	4,467,550
Common Stocks	249,190,483	—	—	249,190,483
Exchange-Traded Funds	17,621,392	—	—	17,621,392
Preferred Stocks	10,723,126	—	—	10,723,126
Money Market Funds	7,048,757	—	—	7,048,757
Total Investment Securities	$284,583,758	$259,846,397	$—	$544,430,155
Other Financial Instruments*
Written Option Contracts	$(972,400)	$—	$—	$(972,400)
Futures Contracts	59,099	—	—	59,099
Total Investments	$283,670,457	$259,846,397	$—	$543,516,854

Multi-Asset Income Fund
U.S. Government & Agencies	$—	$3,633,094	$—	$3,633,094
Collateralized Mortgage Obligations	—	2,342,358	—	2,342,358
Convertible Bonds	—	4,881,682	—	4,881,682
Corporate Bonds	—	62,014,720	—	62,014,720
Foreign Governments	—	1,557,654	—	1,557,654
Common Stocks	20,114,809	—	—	20,114,809
Exchange-Traded Funds	1,848,399	—	—	1,848,399
Preferred Stocks	1,869,939	—	500,000	2,369,939
Warrants	—	—	87,419	87,419
Money Market Funds	3,264,735	—	—	3,264,735
Total Investment Securities	$27,097,882	$74,429,508	$587,419	$102,114,809
Other Financial Instruments*
Written Option Contracts	$(120,350)	$—	$—	$(120,350)
Futures Contracts	211,960	—	—	211,960
Total Investments	$27,189,492	$74,429,508	$587,419	$102,206,419

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Alternative Income Fund	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$117,631,585	$—	$117,631,585
Corporate Bonds	—	10,453,609	—	10,453,609
Common Stocks	724,800	—	—	724,800
Purchased Option Contracts	31,000	—	—	31,000
Money Market Funds	6,430,104	—	—	6,430,104
Total Investment Securities	$7,185,904	$128,085,194	$—	$135,271,098
Other Financial Instruments*
Total Return Swaps at value (assets)	$—	$2,486,350	$—	$2,486,350
Total Return Swaps at value (liabilities)	—	(3,215,002)	—	(3,215,002)
Written Option Contracts	(39,200)	—	—	(39,200)
Futures Contracts	(165)	—	—	(165)
Total Investments	$7,146,539	$127,356,542	$—	$134,503,081

	Practical
MLP & Energy Infrastructure Fund	Expedient(a)	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$—	$49,756,039	$—	$—	$49,756,039
Master Limited Partnerships	—	274,487,356	—	—	274,487,356
MLP Related Companies	12,171,314	863,817,440	—	—	875,988,754
Money Market Funds	—	2,042,013	—	—	2,042,013
Total Investment Securities	$12,171,314	$1,190,102,848	$—	$—	$1,202,274,162
Other Financial Instruments*
Written Option Contracts	$—	$(429,070)	$(30,970)	$—	$(460,040)
Total Investments	$12,171,314	$1,189,673,778	$(30,970)	$—	$1,201,814,122

Real Estate Income Fund
Common Stocks		$58,927,730	$—	$—	$58,927,730
Preferred Stocks		175,870,702	—	9,250,000	185,120,702
Money Market Funds		13,925,031	—	—	13,925,031
Total Investment Securities		$248,723,463	$—	$9,250,000	$257,973,463

Tactical Growth Fund
Exchange-Traded Funds		$113,677,635	$—	$—	$113,677,635
Money Market Funds		55,711,054	—	—	55,711,054
Total Investment Securities		$169,388,689	$—	$—	$169,388,689

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Tactical Plus Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$7,197,531	$—	$—	$7,197,531
Purchased Option Contracts	—	13,440	—	13,440
Money Market Funds	52,181,580	—	—	52,181,580
Total Investment Securities	$59,379,111	$13,440	$—	$59,392,551
Other Financial Instruments*
Futures Contracts	$1,619,134	$—	$—	$1,619,134
Total Investments	$60,998,245	$13,440	$—	$61,011,685

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the total investments at value on the Schedule of Investments but as separate schedule such as total return swap contracts, written option contracts, and futures contracts. These instruments are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 instruments held in the Fund for which significant unobservable inputs were used to determine fair value for the year ended October 31, 2025.

Multi-Asset Income Fund

Asset Type	Balance as of October 31, 2024	Net Purchases/ Acquisitions	Net Sales	Realized Losses	Changes in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of October 31, 2025
Preferred Stocks	$500,000	$—	$—	$—	$—	$—	$—	$500,000
Warrants	103,109	—	—	—	(15,690)	—	—	87,419

MLP & Energy Infrastructure Fund

Asset Type	Balance as of October 31, 2024	Net Purchases/ Acquisitions	Net Sales	Realized Losses	Changes in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of October 31, 2025
Special Purpose Acquisition Companies	$315	$—	$(315)	$—	$—	$—	$—	$—

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Real Estate Income Fund

Asset Type	Balance as of October 31, 2024	Net Purchases/ Acquisitions	Net Sales	Realized Losses	Changes in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of October 31, 2025
Preferred Stocks	$9,250,000	$—	$—	$—	$—	$—	$—	$9,250,000

The change in net unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments that were held as of October 31, 2025 are included in the table above.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of October 31, 2025.

Multi-Asset Income Fund

	Fair Value as of October 31, 2025	Valuation Technique	Unobservable Input	Input Value/ Range	Impact to Valuation from an Increase in Input
Preferred Stocks	$500,000	Original Purchase Price	Original Purchase Price	$25.00	Increase
Warrants	87,419	Broker Quote	Broker Quote	$19.50	Increase

Real Estate Income Fund

	Fair Value as of October 31, 2025	Valuation Technique	Unobservable Input	Input Value/ Range	Impact to Valuation from an Increase in Input
Preferred Stocks	$9,250,000	Original Purchase Price	Original Purchase Price	$25.00/$950.00	Increase

The restricted securities held by the MLP & Energy Infrastructure Fund at October 31, 2025 are identified below and are also present in the MLP & Energy Infrastructure Fund’s Schedule of Investments.

	% of Net Assets	Acquisition Date	Shares/Units	Cost	Fair Value
EMG Utica I Offshore Co-Investment, LP and Subsidiary	0.65%	2/22/2013*	$11,947,421	$11,947,421	$7,875,032
EMG Utica Midstream Fund, LP and Subsidiaries	0.36%	2/22/2013*	4,052,579	4,052,579	4,296,282
				$16,000,000	$12,171,314

*	Original purchase date by acquired fund prior to merger.

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Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class except for A Class Shares. A Class Shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Distributions received for each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. Discounts and premiums on fixed income securities, if any, are amortized using the effective interest method.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation among Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Futures contracts – A Fund may use futures contracts for tactical hedging purposes as well as to enhance a Fund’s returns. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When a Fund purchases or sells a futures contract, no price is paid to or received by a Fund. Instead, a Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. A Fund recognizes an unrealized gain or loss equal to the daily valuation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statements of Assets and Liabilities.

Options written/purchased – The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

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Swap contracts – The Funds are authorized to enter into swap contracts for the purposes of managing the Funds’ interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swap contracts are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”).

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swaps. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements, securities may be set aside as collateral by a Fund’s custodian.

Periodic payments made or received are recorded as realized gains or losses. The Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and

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losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which a Fund invests.

Forward foreign currency contracts – The Funds may enter into forward foreign currency contracts to offset the exposure to foreign currency. All foreign currency contracts are “marked- to-market” daily at the applicable translation rates, resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign contracts, if any, will be included on the Funds’ Statements of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Borrowing costs – From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Borrowing costs for each Fund, if any, for the year ended October 31, 2025 can be found on the Statements of Operations.

ReFlow transactions – Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net assets of any Fund. The Board has adopted certain procedures to govern the Funds’ participation in ReFlow. During the year ended October 31, 2025, no ReFlow fees were incurred.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Redemption fees – In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Alternative Income Fund charges a 1.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 30 days. The redemption fee is deducted from the Fund’s sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. Redemption fees collected, if any, are shown on the Statements of Changes in Net Assets.

Distributions to shareholders – Value, MidCap, SMidCap, SmallCap, and AllCap Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions, if any, at least once each year. Income Opportunity and Alternative Income Funds distribute to shareholders any net investment income dividends quarterly up until June 30, 2025 and then switched to monthly, and net realized capital gains distributions, if any, at least once each year. Multi-Asset Income Fund distributes to shareholders any net investment income dividends monthly and net realized capital gains distributions, if any, at least once each year. MLP & Energy Infrastructure and Real Estate Income Funds distribute substantially all of their net income to shareholders on a quarterly basis and their net capital gains to shareholders at least annually in December. Tactical Growth and Tactical Plus Funds distribute to shareholders any net investment income and net realized capital gains annually in December. The amount of such

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dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The character of dividends paid to shareholders of the Funds for federal income tax purposes during the years ended October 31, 2025 and 2024, ten months ended October 31, 2024 and year December 31, 2023 if applicable, was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions
Value Fund
October 31, 2025	$2,922,355	$12,376,379	$—	$15,298,734
October 31, 2024	$5,072,853	$2,494,872	$—	$7,567,725
MidCap Fund
October 31, 2025	$71,196	$36,496	$—	$107,692
October 31, 2024	$34,640	$6,193	$—	$40,833
SMidCap Fund
October 31, 2025	$1,331,124	$—	$—	$1,331,124
October 31, 2024	$6,852,780	$2,603,038	$—	$9,455,818
SmallCap Fund
October 31, 2025	$32,079,740	$34,101,537	$—	$66,181,277
October 31, 2024	$21,471,116	$26,245,748	$—	$47,716,864
AllCap Fund
October 31, 2025	$377,921	$770,461	$—	$1,148,382
October 31, 2024	$512,184	$250,648	$—	$762,832
Income Opportunity Fund
October 31, 2025	$17,634,376	$—	$3,280,405	$20,914,781
October 31, 2024	$19,166,079	$—	$3,678,192	$22,844,271
Multi-Asset Income Fund
October 31, 2025	$6,741,069	$—	$—	$6,741,069
October 31, 2024	$5,644,409	$—	$—	$5,644,409
Alternative Income Fund
October 31, 2025	$—	$3,065,706	$464,245	$3,529,951
October 31, 2024	$872,446	$—	$3,079,172	$3,951,618
MLP & Energy Infrastructure Fund
October 31, 2025	$54,862,631	$—	$—	$54,862,631
Ten months ended October 31, 2024*	$39,037,838	$—	$—	$39,037,838
December 31, 2023	$33,587,018	$—	$20,006,122	$53,593,140
Real Estate Income Fund
October 31, 2025	$13,944,491	$—	$5,570,708	$19,515,199
October 31, 2024	$9,616,028	$8,971,397	$—	$18,587,425
Tactical Growth Fund
October 31, 2025	$4,905,175	$—	$—	$4,905,175
October 31, 2024	$8,904,758	$—	$—	$8,904,758

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Period Ended	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions
Tactical Plus Fund
October 31, 2025	$2,570,728	$—	$—	$2,570,728
October 31, 2024	$2,923,885	$189,840	$—	$3,113,725

*	Represents the ten months ended October 31, 2024.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is provided on a tax basis as of October 31, 2025.

	Value Fund	MidCap Fund	SMidCap Fund	SmallCap Fund	AllCap Fund
Federal income tax cost	$153,469,040	$1,619,446	$87,790,243	$850,675,015	$18,842,734
Gross unrealized appreciation	$35,195,821	$263,539	$14,734,844	$134,932,658	$3,390,280
Gross unrealized depreciation	(5,477,385)	(93,233)	(5,873,318)	(63,621,809)	(720,181)
Net unrealized appreciation	29,718,436	170,306	8,861,526	71,310,849	2,670,099
Undistributed ordinary income	1,734,116	55,297	2,521,180	21,712,922	723,580
Undistributed long-term capital gains	30,910,886	73,173	2,193,377	30,517,009	802,543
Total distributable earnings	$62,363,438	$298,776	$13,576,083	$123,540,780	$4,196,222

	Income Opportunity Fund	Multi-Asset Income Fund	Alternative Income Fund	Real Estate Income Fund
Federal income tax cost	$454,656,921	$93,990,786	$113,660,898	$247,139,604
Gross unrealized appreciation	$94,680,669	$8,709,453	$23,273,670	$13,549,337
Gross unrealized depreciation	(4,876,058)	(632,409)	(1,670,765)	(2,715,478)
Net unrealized appreciation	89,804,611	8,077,044	21,602,905	10,833,859
Undistributed ordinary income	—	23,483	—	—
Accumulated capital and other losses	(13,534,587)	(18,177,940)	(15,519,601)	(1,892,700)
Total distributable earnings (accumulated deficit)	$76,270,024	$(10,077,413)	$6,083,304	$8,941,159

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	Tactical Growth Fund	Tactical Plus Fund
Federal income tax cost	$156,894,621	$59,537,696
Gross unrealized appreciation	$12,682,139	$—
Gross unrealized depreciation	(188,071)	(145,145)
Net unrealized appreciation	12,494,068	(145,145)
Undistributed ordinary income	2,084,267	1,439,218
Accumulated capital and other losses	(1,022,633)	(5,494,953)
Total distributable earnings (accumulated deficit)	$13,555,702	$(4,200,880)

The following information is computed on a tax basis for as of November 30, 2024. MLP & Energy Infrastructure Fund has a tax year end of November 30, 2024, which is different than the fiscal year of October 31, 2025.

MLP & Energy Infrastructure Fund
Federal income tax cost	$814,494,020
Gross unrealized appreciation	$488,028,489
Gross unrealized depreciation	(7,193,250)
Net unrealized appreciation	480,835,239
Net unrealized appreciation on foreign currency translation	2,036
Undistributed ordinary income	2,130,487
Accumulated capital and other losses	(888,262,714)
Total accumulated deficit	$(405,294,952)

The following information is provided on a tax basis as of October 31, 2025.

MLP & Energy Infrastructure Fund
Federal income tax cost	$815,227,316
Gross unrealized appreciation	$396,687,009
Gross unrealized depreciation	(9,450,203)
Net unrealized appreciation	$387,236,806

The difference between the federal income tax cost of investments and the financial statement cost of investments are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales, constructive dividend income, partnership adjustments, straddle loss deferral, contingent debt adjustment, perpetual bond and options, future and swap mark to market adjustments.

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As of October 31, 2025, the following Funds had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in future years, thereby reducing future taxable gains distributions, if any.

	Capital Loss Carryovers
Fund	Short-term	Long-term	Total
Income Opportunity Fund	$13,534,587	$—	$13,534,587
Mult-Asset Income Fund	3,208,571	14,969,369	18,177,940
Real Estate Income Fund	1,892,700	—	1,892,700
Tactical Growth Fund	—	1,022,633	1,022,633
Tactical Plus Fund	3,965,321	1,529,632	5,494,953

For the year ended October 31, 2025, the following Funds utilized the following capital loss carry forwards:

Fund	Short-term	Long-term	Total
Income Opportunity Fund	$4,653,090	$7,311,361	$11,964,451
Alternative Income Fund	4,289,096	3,906,322	8,195,418
Tactical Growth Fund	2,455,863	3,916,974	6,372,837

Qualified late year ordinary losses incurred after December 31, 2024 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended October 31, 2025, Alternative Income Fund deferred $10,399,473 of late year ordinary losses to November 1, 2025 for federal income tax purposes.

As of November 30, 2024, the MLP & Energy Infrastructure Fund had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in the current and future years, thereby reducing future taxable gains distributions, if any.

	Capital Loss Carryovers
Fund	Short-term	Long-term	Total
MLP & Energy Infrastructure Fund	$328,797,799	$556,037,426	$884,835,225

For the MLP & Energy Infrastructure Fund, included in the $884,835,225 is short-term available carry forward losses of $129,274,566 and long-term of $58,437,693 for a total of $187,712,259 from the merged Predecessor Fund with an annual limitation of $4,106,607.

During the tax year end ended November 30, 2024, the MLP & Energy Infrastructure Fund utilized $95,522,923 of capital loss carryforwards against current year gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under current income tax regulations. These permanent differences that are credited or charged to Paid in Capital and distributable earnings/(loss) as of October 31, 2025 are primarily related to net operating losses, redemptions in-kind, non-deductible partnership expenses, prior year audit to tax return adjustments, and the utilization of earnings

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and profits distributed to shareholders on redemption of shares. As of October 31, 2025, the following adjustments were made:

	Distributable earnings/(loss)	Paid in capital
Value Fund	$(2,706,564)	2,706,564
SMidCap Fund	(489,504)	489,504
SmallCap Fund	(8,953,497)	8,953,497
AllCap Fund	(55,091)	55,091
Income Opportunity Fund	(1,477,785)	1,477,785
Multi-Asset Income Fund	(33,649)	33,649
Alternative Income Fund	4,146,449	(4,146,449)
MLP & Energy Infrastructure Fund	(14,893,228)	14,893,228

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2025, the Funds did not incur any interest or penalties.

In order to meet the distribution requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and maintain regulated investment company status, the MLP & Energy Infrastructure Fund paid a “deficiency dividend,” as such term is defined by Section 860(f) of the Code, to the MLP & Energy Infrastructure Fund’s shareholders totaling $5,648,856 from ordinary income on July 12, 2023. The Adviser reimbursed the MLP & Energy Infrastructure Fund in the amount of $32,497 for the amount of excise tax associated with the under-distribution. An estimated amount of $300,000 is accrued in the MLP & Energy Infrastructure Fund to cover any additional interest and penalties that may still be charged. The Adviser has committed to reimbursing the MLP & Energy Infrastructure Fund for this expense once the final amount is known and has $300,000 accrued in the Fund to cover the estimated amount.

3. Investment Transactions

The cost of security purchases and proceeds from sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government securities) for the year ended October 31, 2025 were as follows:

	Value Fund	MidCap Fund	SMidCap Fund	SmallCap Fund
Purchases of investment securities	$145,609,554	$1,196,362	$63,765,404	$632,662,676
Proceeds from sales of investment securities	$180,426,241	$1,420,217	$75,620,898	$784,071,954

	AllCap Fund	Income Opportunity Fund	Multi-Asset Income Fund	Alternative Income Fund
Purchases of investment securities	$16,486,430	$250,691,012	$55,254,848	$107,417,999
Proceeds from sales and maturities of investment securities	$18,483,209	$263,930,176	$53,818,312	$120,739,923

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	MLP & Energy Infrastructure Fund	Real Estate Income Fund	Broadmark Tactical Growth Fund	Broadmark Tactical Plus Fund
Purchases of investment securities	$680,379,048	$169,914,620	$154,130,113	$66,786,989
Proceeds from sales and maturities of investment securities	$645,889,393	$174,066,961	$161,457,341	$57,174,439

The cost of security purchases and proceeds from sales and maturities of U.S. Government long-term securities for year ended October 31, 2025 were as follows:

	Income Opportunity Fund	Multi-Asset Income Fund
Purchases of investment securities	$70,724,005	$5,197,750
Proceeds from sales and maturities of investment securities	$78,984,130	$7,540,129

The Multi-Asset Income and MLP & Energy Infrastructure Funds invest in one or more Westwood Funds (“Underlying Funds”), which are also advised by the Adviser. The Underlying Funds are deemed affiliates of the Multi-Asset Income and MLP & Energy Infrastructure Funds, and the related activities in those investments were as follows:

	For the year ended October 31, 2025
Affiliate	Fair Value at October 31, 2024	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)
Multi-Asset Income Fund
Westwood Salient Enhanced Energy Income ETF	$494,588	$15,463	$(137,586)	$(16,405)	$(6,208)

	For the year ended October 31, 2025
Affiliate	Fair Value at October 31, 2025	Dividend Income	Long-Term Capital Gain Distributions	Shares at October 31, 2025
Multi-Asset Income Fund
Westwood Salient Enhanced Energy Income ETF	$349,852	$21,678	$—	16,752

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	For the year ended October 31, 2025
Affiliate	Fair Value at October 31, 2024	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)
MLP & Energy Infrastructure Fund
Westwood Salient Enhanced Energy Income ETF	$10,897,303	$—	$—	$—	$(849,601)
Westwood Salient Enhanced Midstream Income ETF	41,842,512	—	(1,294,262)	116,013	(955,926)
Total	$52,739,815	$—	$(1,294,262)	$116,013	$(1,805,527)

	For the year ended October 31, 2025
Affiliate	Fair Value at October 31, 2025	Dividend Income	Long-Term Capital Gain Distributions	Shares at October 31, 2025
MLP & Energy Infrastructure Fund
Westwood Salient Enhanced Energy Income ETF	$10,047,702	$1,299,011	$—	481,115
Westwood Salient Enhanced Midstream Income ETF	39,708,337	4,246,631	—	1,565,169
Total	$49,756,039	$5,545,642	$—	2,046,284

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. Each Fund pays the Adviser an investment management fee, based on the average net assets of each Fund, computed and accrued daily and paid monthly, at the annual rate shown in the table below.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 1, 2026, (for Value, MidCap, SMidCap, SmallCap, AllCap, Income Opportunity, Multi-Asset Income, Alternative Income and Real Estate Income Funds) and April 30, 2026 (for MLP & Energy Infrastructure, Tactical Growth and Tactical Plus Funds) to reduce investment management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of each Fund (exclusive of interest; taxes; brokerage commissions; Rule 12b-1 distribution fees (if any), and except as noted on the next page, administrative servicing fees (if any); borrowing expenses such as dividend and interest expenses on securities sold short; acquired fund fees and expenses; costs to organize the Funds; other expenditures which are capitalized in accordance with

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generally accepted accounting principles; and extraordinary expenses) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

Fund	Management Fee		Institutional Class Expense Limitation	A Class Expense Limitation	C Class Expense Limitation	Ultra Class Expense Limitation	F Class Expense Limitation
Value Fund	0.50%		0.55%	0.55%	0.55%	0.55%	n/a
MidCap Fund	0.58%		0.58%	n/a	n/a	n/a	n/a
SMidCap Fund	0.75%		0.68%	n/a	n/a	0.68%	n/a
SmallCap Fund	0.85%		0.79%	0.79%	0.79%	0.79%	n/a
AllCap Fund	0.45%		0.45%	n/a	n/a	0.45%	n/a
Income Opportunity Fund	0.65%		0.74%	0.74%	0.74%	0.74%	n/a
Multi-Asset Income Fund*	0.38	%(a)	0.10%	0.10%	0.10%	n/a	n/a
Alternative Income Fund*	0.53	%(b)	0.00%	n/a	0.00%	0.00%	n/a
MLP & Energy Infrastructure Fund^	0.90%		1.25%	1.50%	2.25%	n/a	n/a
Real Estate Income Fund^	0.70%		1.10%	1.50%	2.05%	n/a	n/a
Broadmark Tactical Growth Fund^	1.10%		n/a	n/a	n/a	n/a	n/a
Broadmark Tactical Plus Fund^	1.40%		1.35%	1.60%	2.35%	n/a	1.04%

^	The ratios listed are the contractual amounts which include 12b-1 distribution and administrative services fees.

The Funds’ Adviser has agreed to waive fees in the pro-rata amount of the management fee charged by the Underlying Funds on each Fund’s investment in such other Underlying Funds. This fee waiver is accrued daily and settled monthly. During the year ended October 31, 2025, the Multi-Asset Income and MLP & Energy Infrastructure Funds reduced investment advisory fees by $543 and $474,853, respectively.

The Adviser has contractually agreed to reduce its fees and reimburse expenses of the Multi-Asset Income Fund, and Alternative Income Fund in order to keep net operating expenses (excluding management fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”) from exceeding the Funds’ average daily net assets as follows:

Fund	Institutional Shares Expense Limitation	A Class Expense Limitation	C Class Expense Limitation	Ultra Class Expense Limitation
Multi-Asset Income Fund*	0.10%	0.10%	0.10%	n/a
Alternative Income Fund*	0.00%	0.00%	0.00%	0.00%

In addition, the Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.01% of the Alternative Income Fund’s average daily net assets.

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*	In connection with the Adviser’s Sensible Fees™ framework, for its services to each share class of Multi-Asset Income and Alternative Income Funds, the Adviser is entitled to a management fee, which consists of a base fee (the “Base Fee”) and a positive or negative performance adjustment (the “Performance Adjustment”) based on whether, and to what extent, the investment performance of each share class of each Fund exceeds, or is exceeded by, the performance of an index hurdle (the “Index Hurdle”) over the 12-month period from November 1 of each year through October 31 of the following year (the “Performance Period”). For each share class of each Fund, the Base Fee and Performance Adjustment are each calculated and accrued daily based on the average daily net assets of the share class during the Performance Period.

(a)	The Base Fee is an annual rate of 0.38%. The Index Hurdle is the Blended 80/20 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index plus 1.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0032% of the share class’s average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’s average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 1.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.06% to a maximum annual rate of 0.70%.

(b)	The Base Fee is an annual rate of 0.53%. The Index Hurdle is the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%. The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0016% of the share class’s average daily net assets for each 0.01% by which the performance of the share class exceeds or lags the performance of the Index Hurdle over the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annual rate of +/- 0.32% of the share class’s average daily net assets during the Performance Period, which would occur when the performance of the share class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.00% over the Performance Period. Accordingly, the management fee will range from a minimum annual rate of 0.21% to a maximum annual rate of 0.85%.

Under the terms of the ELA, investment management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Fee waivers/expense reimbursements for the Predecessor Funds prior to the Reorganization on November 1, 2021 are not subject to recoupment by the Adviser. The prior 0.25% contractual management fee waiver for Real Estate Income Fund is not subject to recoupment. As of October 31, 2025, the Adviser may seek repayment of investment management fee reductions and expense reimbursements no later than the dates below:

	Value Fund	MidCap Fund	SMidCap Fund	SmallCap Fund
October 31, 2026	$131,653	$50,674	$434,607	$1,421,371
October 31, 2027	138,668	49,790	375,911	1,610,873
October 31, 2028	145,495	55,202	220,977	1,425,758
	$415,816	$155,666	$1,031,495	$4,458,002

	AllCap Fund	Income Opportunity Fund	Multi-Asset Income Fund*	Alternative Income Fund**
October 31, 2026	$96,664	$—	$76,545	$344,139
October 31, 2027	98,541	—	89,835	263,567
October 31, 2028	104,266	13,000	96,886	252,630
	$299,471	$13,000	$263,266	$860,336

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	MLP & Energy Infrastructure Fund***	Real Estate Income Fund	Broadmark Tactical Growth Fund	Broadmark Tactical Plus Fund
December 31, 2025	$—	$—	$—	$85,658
October 31, 2026	—	—	—	349,534
October 31, 2027	—	—	—	412,402
October 31, 2028	—	—	—	370,373
	$—	$—	$—	$1,217,967

*	For the year ended October 31, 2025, the Fund had $543 management fee waived related to investments in Underlying Funds that is not subject to recoupment.

**	For the year ended October 31, 2025, the Fund had $13,618 management fee waiver that is not subject to recoupment pursuant to the Management Fee Waiver Agreement.

***	For the year ended October 31, 2025, the Fund had $474,853 management fee waived related to investments in Underlying Funds that is not subject to recoupment.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for servicing in such capacities.

ADMINISTRATIVE SERVICES PLAN

As of October 31, 2025, all Funds have adopted an administrative services plan (the “Plan”) that provides that the applicable class of each Fund may pay financial intermediaries for shareholder services in an amount not to exceed

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the rate shown below based on the average daily net assets of each Fund’s share class. During the year ended October 31, 2025 the Institutional Shares of the Funds incurred the following administrative services plan fees under the Plan:

Administrative service plan fees	Maximum Rate	Expense Incurred For the year ended October 31, 2025
Institutional Shares
Value Fund	0.10%	$148,438
MidCap Fund	0.20%	1,278
SMidCap Fund	0.20%	120,674
SmallCap Fund	0.20%	521,980
AllCap Fund	0.20%	519
Income Opportunity Fund	0.10%	306,657
Multi-Asset Income Fund	0.19%	25,292
Alternative Income Fund	0.15%	136,553
MLP & Energy Infrastructure Fund	0.10%	1,000,625
Real Estate Income Fund	0.05%	86,838
Tactical Growth Fund	0.05%	79,779
Tactical Plus Fund	0.10%	33,060

A Class Shares
MLP & Energy Infrastructure Fund	0.10%	132,978
Real Estate Income Fund	0.20%	77,687
Tactical Growth Fund	0.20%	13,511
Tactical Plus Fund	0.10%	554

C Class Shares
MLP & Energy Infrastructure Fund	0.10%	17,234
Real Estate Income Fund*	0.25%	3,124
Tactical Growth Fund	0.25%	7,237
Tactical Plus Fund*	0.10%	83

F Class Shares
Tactical Plus Fund	0.10%	34,265

*	C Class Shares converted to A Class Shares on February 7, 2025.

DISTRIBUTION PLAN

All Funds except for MidCap, SMidCap, and AllCap Funds have adopted a distribution plan under Rule 12b-1 of the 1940 Act (the “Plan”) for A Class Shares and C Class Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders in an amount not to exceed

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0.25% based on average daily net assets of each Fund’s A Class Shares, up to 0.75% of the average daily net assets of the Real Estate Income and Tactical Growth Funds’ C Class Shares and 1.00% based on the average daily net assets of the Value, SmallCap, Income Opportunity, Multi-Asset Income, Alternative Income, MLP & Energy Infrastructure and Tactical Plus Funds’ C Class Shares. During the year ended October 31, 2025, the A Class Shares and C Class Shares of the Funds incurred the following distribution fees under the Plan:

Distribution fee	Expense Incurred For the year ended October 31, 2025
Value Fund
A Class Shares	$5,292
C Class Shares*	503
SmallCap Fund
A Class Shares	7,249
C Class Shares	42,019
Income Opportunity Fund
A Class Shares	108,208
C Class Shares	128,114
Multi-Asset Income Fund
A Class Shares	21,345
C Class Shares*	486
Alternative Income Fund
A Class Shares	1,783
C Class Shares*	1,123
MLP & Energy Infrastructure Fund
A Class Shares	407,448
C Class Shares	172,337
Real Estate Income Fund
A Class Shares	214,221
C Class Shares*	9,371
Tactical Growth Fund
A Class Shares	39,190
C Class Shares	21,710
Tactical Plus Fund
A Class Shares	1,386
C Class Shares*	826

*	C Class Shares converted to A Class Shares on February 7, 2025.

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TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of October 31, 2025, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNER	% Ownership
Value Fund
Band & Co. (for the benefit of its customers)	49%
MidCap Fund
UBS Financial Services, Inc. (for the benefit of its customers)	58%
Westwood Management Corp. (for the benefit of its customers)	36%
SMidCap Fund
National Financial Services, LLC (for the benefit of its customers)	50%
UBS Financial Services, Inc. (for the benefit of its customers)	27%
SmallCap Fund
National Financial Services, LLC (for the benefit of its customers)	53%
AllCap Fund
U.S. Bank CAPINCO	98%
Multi-Asset Income Fund
National Financial Services, LLC (for the benefit of its customers)	57%
Alternative Income Fund
National Financial Services, LLC (for the benefit of its customers)	69%
MLP & Energy Infrastructure Fund
Morgan Stanley Smith Barney, LLC (for the benefit of its customers)	49%
Real Estate Income Fund
Charles Schwab & Co., Inc. (for the benefit of its customers)	43%
Broadmark Tactical Growth Fund
Morgan Stanley Smith Barney, LLC (for the benefit of its customers)	35%
Wells Fargo Clearing Services, LLC (for the benefit of its customers)	27%
Broadmark Tactical Plus Fund
National Financial Services, LLC (for the benefit of its customers)	99%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

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5. Derivative Transactions

The following is a summary of the fair value of derivative instruments held by the Funds listed below as of October 31, 2025 presented on the Statements of Assets and Liabilities.

	Assets		Liabilities
Type of Derivative	Futures Contracts*	Unrealized appreciation for swap agreements*	Investments, at value for written options	Futures Contracts*	Unrealized depreciation for swap agreements*
Income Opportunity Fund
Equity Risk Exposure	$—	$—	$(972,400)	$—	$—
Currency Risk Exposure	—	—	—	(67,790)	—
Interest Rate Risk Exposure	126,889	—	—	—	—
Multi-Asset Income Fund
Equity Risk Exposure	$—	$—	$(120,350)	$—	$—
Currency Risk Exposure	—	—	—	(13,558)	—
Interest Rate Risk Exposure	225,519	—	—	—	—
Alternative Income Fund
Equity Risk Exposure	$—	$2,486,350	$(39,200)	$—	$(3,215,002)
Interest Rate Risk Exposure	—	—	—	(165)	—
MLP & Energy Infrastructure Fund
Equity Risk Exposure	$—	$—	$(460,040)	$—	$—
Tactical Plus Fund
Equity Risk Exposure	$1,619,134	$—	$—	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Total fair value is presented by Primary Risk Exposure. For future contracts, if any, the amounts represents their cumulative appreciation/depreciation, which includes movements of variation margin.

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The following summary of the effect of derivatives instruments for the Funds on the Statements of Operations for the year ended October 31, 2025:

Income Opportunity Fund - for the year ended October 31, 2025

Type of Derivative	Risk	Location	Realized Gains	Location	Change in Unrealized Appreciation (Depreciation)
Index call options written	Equity	Net realized losses from written option contracts	$(7,066,918)	Net change in unrealized appreciation (depreciation) on written option contracts	$112,337

Futures contracts purchased	Equity	Net realized gains (losses) from long futures contracts	$393,949	Net change in unrealized appreciation (depreciation) on long futures contracts	$59,099

Multi-Asset Income Fund - for the year ended October 31, 2025

Type of Derivative	Risk	Location	Realized Gains	Location	Change in Unrealized Appreciation (Depreciation)
Index call options written	Equity	Net realized losses from written option contracts	$(434,409)	Net change in unrealized appreciation (depreciation) on written option contracts	$(34,224)

Futures contracts purchased	Equity	Net realized gains (losses) from long futures contracts	$(52,322)	Net change in unrealized appreciation (depreciation) on long futures contracts	$211,960

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Alternative Income Fund - for the year ended October 31, 2025

Type of Derivative	Risk	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation (Depreciation)
Index put options purchased	Equity	Net realized gains from purchased option contracts	$—	Net change in unrealized appreciation (depreciation) on purchased option contracts	$(141,886)

Index call options written	Equity	Net realized gains (losses) from written option contracts	$(362,230)	Net change in unrealized appreciation (depreciation) on written option contracts	$31,404

Futures contracts purchased	Equity	Net realized losses from long futures contracts	$(81,924)	Net change in unrealized appreciation (depreciation) on long futures contracts	$(165)

Swap transactions	Equity	Net realized losses from swap transactions	$(12,610,702)	Net change in unrealized appreciation (depreciation) on swap transactions	$(1,523,781)

MLP & Energy Infrastructure Fund - for the year ended October 31, 2025

Type of Derivative	Risk	Location	Realized Gains	Location	Change in Unrealized Appreciation (Depreciation)
Index call options written	Equity	Net realized gains (losses) from written option contracts	$2,592,474	Net change in unrealized appreciation (depreciation) on written option contracts	$200,429

Tactical Plus Fund - for the year ended October 31, 2025

Type of Derivative	Risk	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation (Depreciation)
Index put options purchased	Equity	Net realized losses from purchased option contracts	$(1,135,004)	Net change in unrealized appreciation (depreciation) on purchased option contracts	$(197,825)

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Type of Derivative	Risk	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation (Depreciation)
Index call options purchased	Equity	Net realized losses from purchased option contracts	$(22,596)	Net change in unrealized appreciation (depreciation) on purchased option contracts	$—

Futures contracts purchased	Equity	Net realized gains from long futures contracts	$561,152	Net change in unrealized appreciation (depreciation) on long futures contracts	$—

Futures contracts sold short	Equity	Net realized losses from short futures contracts	$(2,498,288)	Net change in unrealized appreciation (depreciation) on short futures contracts	$2,407,279

Amounts designated as “—” are $0 or have been rounded to $0.

Offsetting Assets and Liabilities:

Alternative Income, MLP & Energy Infrastructure, Real Estate Income, Tactical Growth, and Tactical Plus Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by these Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable at law.

A fund is subject to various netting arrangements with select counterparties (“Master Agreements” or “MNAs”). Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statements of Assets and Liabilities as deposits due to counterparties. The market value

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of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared Over The Counter (“OTC”) derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is believed to be reduced as creditors of the futures broker do not have claim to fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the funds. Variation margin, or changes in market value, are exchanged daily, but generally may not be netted between futures and cleared OTC derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of October 31, 2025, derivative assets and liabilities by type by Fund are as follows:

Descriptions	Assets	Liabilities
Income Opportunity Fund
Derivatives Financial Instruments:
Options contracts*	$—	$(972,400)
Futures contracts^	126,889	(67,790)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	126,889	(1,040,190)
Derivative not subject to a MNA or similar agreement	(126,889)	1,040,190
Total assets and liabilities subject to a MNA	$—	$—
Multi-Asset Income Fund
Derivatives Financial Instruments:
Options contracts*	$—	$(120,350)
Futures contracts^	225,519	(13,558)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	225,519	(133,908)
Derivative not subject to a MNA or similar agreement	(225,519)	133,908
Total assets and liabilities subject to a MNA	$—	$—

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Descriptions	Assets	Liabilities
Alternative Income Fund
Derivatives Financial Instruments:
Options contracts*	$—	$(39,200)
Futures contracts^	—	(165)
Swap agreements	2,486,350	(3,215,002)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,486,350	(3,254,367)
Derivative not subject to a MNA or similar agreement	—	39,365
Total assets and liabilities subject to a MNA	$2,486,350	$(3,215,002)
MLP & Energy Infrastructure Fund
Derivatives Financial Instruments:
Options contracts*	$—	$(460,040)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	(460,040)
Derivative not subject to a MNA or similar agreement	—	460,040
Total assets and liabilities subject to a MNA	$—	$—
Tactical Plus Fund
Derivatives Financial Instruments:
Futures contracts^	$1,619,134	$—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,619,134	—
Derivative not subject to a MNA or similar agreement	(1,619,134)	—
Total assets and liabilities subject to a MNA	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Includes options contracts purchased at value as reported on the Statements of Assets and Liabilities.

^	The amount represents their cumulative appreciation/depreciation which includes movements of variation margin.

The following table represents derivative assets by counterparty, net of amounts available for offset under an MNA and net of the related collateral received by the Fund as of October 31, 2025.

Alternative Income Fund	Derivative Assets Subject to a MNA by Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Net Amount of Derivative Assets	Non-cash Collateral Received(a)	Net Exposure
BNP Paribas	$2,486,350	$(3,215,002)	$(728,652)	$728,652	$—

(a)	The actual collateral received or pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early

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termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

6. Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Funds may at times invest a significant portion of their assets in shares of money market funds. As of October 31, 2025, Tactical Growth Fund and Tactical Plus Fund had 32.9% and 83.6%, respectively, of the value of its net assets invested in shares of a money market fund registered under the 1940 Act. The annual report, along with the report of the independent registered public accounting firm is included in the money market fund’s N-CSR available at www.sec.gov. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds, as investors in money market funds, indirectly bear the fees and expenses of those funds, which are in addition to the fees and expenses of the respective Fund.

7. Certain Investments and Risks

Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

RISKS ASSOCIATED WITH LOWER RATE DEBT SECURITIES

Multi-Asset Income Fund invests substantially all of its assets in high yield, or “junk,” bonds, and such investments represent highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. In addition, insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines.

SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of October 31, 2025, Alternative Income Fund had 34.8% of the value of its net assets invested in securities in the Technology sector, and Real Estate Income Fund had 82.3% of the value of its net assets invested in securities in the Real Estate sector.

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8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. In-Kind Transactions

During the year ended October 31, 2025, there were no redeemed shares of beneficial interest in exchange for securities.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following:

Subsequent to October 31, 2025, the Westwood Quality AllCap Fund had net capital redemptions in the amount of $21,444,113, which represented 97.5% of the net assets of the Fund.

The following Fund paid distributions to shareholders subsequent to October 31, 2025:

			Per Share
	Record Date	Ex-Date	Income	Short-Term Capital Gain	Long-Term Capital Gain
Value Fund - Institutional Shares	12/11/2025	12/12/2025	$—	$—	$2.4094
Value Fund - A Class Shares	12/11/2025	12/12/2025	—	—	2.4094
Value Fund - Ultra Shares	12/11/2025	12/12/2025	—	—	2.4094
MidCap Fund - Institutional Shares	12/11/2025	12/12/2025	—	0.3212	0.5293
SMidCap Fund - Institutional Shares	12/11/2025	12/12/2025	—	0.3965	0.3801
SMidCap Fund - Ultra Shares	12/11/2025	12/12/2025	—	0.3965	0.3801
SmallCap Fund - Institutional Shares	12/11/2025	12/12/2025	—	0.3551	0.6615
SmallCap Fund - A Class Shares	12/11/2025	12/12/2025	—	0.3551	0.6615
SmallCap Fund - C Class Shares	12/11/2025	12/12/2025	—	0.3551	0.6615
SmallCap Fund - Ultra Shares	12/11/2025	12/12/2025	—	0.3551	0.6615

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			Per Share
	Record Date	Ex-Date	Income	Short-Term Capital Gain	Long-Term Capital Gain
Income Opportunity Fund - Institutional Shares	11/25/2025	11/26/2025	$0.0296	$—	$—
Income Opportunity Fund - A Class Shares	11/25/2025	11/26/2025	0.0285	—	—
Income Opportunity Fund - C Class Shares	11/25/2025	11/26/2025	0.0215	—	—
Income Opportunity Fund - Ultra Shares	11/25/2025	11/26/2025	0.0309	—	—
Multi-Asset Income Fund - Institutional Shares	11/25/2025	11/26/2025	0.0464	—	—
Multi-Asset Income Fund - A Class Shares	11/25/2025	11/26/2025	0.0448	—	—
Alternative Income Fund - Institutional Shares	11/25/2025	11/26/2025	0.0157	—	—
Alternative Income Fund - A Class Shares	11/25/2025	11/26/2025	0.0145	—	—
Alternative Income Fund - Ultra Shares	11/25/2025	11/26/2025	0.0164	—	—
MLP & Energy Infrastructure Fund - Institutional Shares	11/14/2025	11/17/2025	0.1150	—	—
MLP & Energy Infrastructure Fund - A Class Shares	11/14/2025	11/17/2025	0.1100	—	—
MLP & Energy Infrastructure Fund - C Class Shares	11/14/2025	11/17/2025	0.0878	—	—
MLP & Energy Infrastructure Fund - Ultra Shares	11/14/2025	11/17/2025	0.1173	—	—

WESTWOOD FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Westwood Funds and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, open written option contracts, futures contracts, and total return swap agreements, of Westwood Quality Value Fund, Westwood Quality MidCap Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality AllCap Fund, Westwood Income Opportunity Fund, Westwood Multi-Asset Income Fund, Westwood Alternative Income Fund, Westwood Salient MLP & Energy Infrastructure Fund, Westwood Real Estate Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Broadmark Tactical Plus Fund (“Westwood Funds” or the “Funds”), each a series of Ultimus Managers Trust, as of October 31, 2025, the related statements of operations and changes in net assets, and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund Names	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Westwood Quality Value Fund,

Westwood Quality MidCap Fund,

Westwood Quality SMidCap Fund,

Westwood Quality SmallCap Fund,

Westwood Quality AllCap Fund,

Westwood Income Opportunity Fund,

Westwood Multi-Asset Income Fund,

Westwood Alternative Income Fund

	For the year ended October 31, 2025.	For the years ended October 31, 2025, and 2024.	For the years ended October 31, 2025, 2024, and 2023.

Westwood Salient MLP & Energy Infrastructure Fund	For the year ended October 31, 2025.	For the year ended October 31, 2025, the ten-month period ended October 31, 2024, and the year ended December 31, 2023.	For the year ended October 31, 2025, the ten-month period ended October 31, 2024, and the year ended December 31, 2023.

Westwood Real Estate Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Broadmark Tactical Plus Fund	For the year ended October 31, 2025.	For the years ended October 31, 2025, and 2024.	For the years ended October 31, 2025, and 2024, and the ten-month period ended October 31, 2023.

The financial highlights of the Westwood Quality Value Fund, Westwood Quality MidCap Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality AllCap Fund, Westwood Income Opportunity Fund, Westwood Multi-Asset Income Fund, and Westwood Alternative Income Fund, for the year ended October 31, 2022, and Westwood Quality AllCap Fund’s financial highlights for the period ended October 31, 2021, were audited by other auditors whose report dated December 30, 2022, expressed an unqualified opinion on those financial highlights. The financial highlights for the Westwood Quality Value Fund, Westwood Quality MidCap Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Income Opportunity Fund, Westwood Multi-Asset Income Fund, and Westwood Alternative Income Fund for the year ended October 31, 2021, were audited by other auditors, whose report dated December 29, 2021, expressed an unqualified opinion on those financial highlights.

WESTWOOD FUNDS

The financial highlights for the Westwood Salient MLP & Energy Infrastructure Fund, Westwood Real Estate Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Broadmark Tactical Plus Fund for the year ended December 31, 2022, were audited by another auditor, whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights. The financial highlights for the Westwood Salient MLP & Energy Infrastructure Fund, Westwood Real Estate Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Broadmark Tactical Plus Fund for the year ended December 31, 2021, and prior, were audited by other auditors, whose report, dated February 24, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and underlying issuers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Westwood Family of Funds since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 30, 2025

WESTWOOD FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the: (i) Investment Advisory Agreement with Westwood Management Corp. (“Westwood”) with respect to the Westwood Alternative Income Fund, Westwood Income Opportunity Fund, Westwood Multi-Asset Income Fund, Westwood Quality AllCap Fund, Westwood Quality MidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality SMid Cap Fund, and Westwood Quality Value Fund, (ii) Investment Advisory Agreement with Westwood with respect to the Westwood Real Estate Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund; (iii) Investment Advisory Agreement with Salient Advisors, L.P. (“Salient”) with respect to the Westwood Broadmark Tactical Plus Fund; (iv) Sub-Advisory Agreement between Salient and Broadmark Asset Management LLC (“Broadmark”) with respect to the Westwood Broadmark Tactical Plus Fund; and (v) Sub-Advisory Agreement between Westwood and Broadmark with respect to the Westwood Broadmark Tactical Growth Fund (individually, a “Westwood Fund” and collectively, the “Westwood Funds”) for an additional one year term.

The Board approved the Investment Advisory Agreements and Sub-Advisory Agreements at a meeting held on July 21-22, 2025, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, each of Westwood and Salient (each a “Westwood Adviser” and together, the “Westwood Advisers”) and Broadmark (the “Sub-Adviser”) provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Investment Advisory Agreements and Sub-Advisory Agreements with respect to the Funds. In approving the continuance of the Investment Advisory Agreements and Sub-Advisory Agreements, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Westwood Advisers and the Sub-Adviser; (2) the investment performance of the Funds; (3) the costs of the services provided and profits realized by the Westwood Advisers and the Sub-Adviser from their relationships with the Funds; (4) the financial condition of the Westwood Advisers and the Sub-Adviser; (5) the fall out benefits derived by the Westwood Advisers and their affiliates (including the Sub-Adviser) from their relationships with the Funds and (6) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Independent Trustees’ evaluation of the quality of the Westwood Advisers’ services and the Sub-Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Westwood Advisers and the Sub-Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

WESTWOOD FUNDS

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of the Westwood Advisers as well as the Sub-Adviser, including the professional experience and qualifications of senior personnel. The Board noted the affiliation of the Westwood Advisers and the Sub-Adviser and the fact that they shared many of the same personnel and resources. In evaluating the quality of services provided by the Westwood Advisers and the Sub-Adviser, the Board took into account its familiarity with the Westwood Advisers and Sub-Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Westwood Advisers and the Sub-Adviser’s compliance policies and procedures based on discussion with the Westwood Advisers, the Sub-Adviser and the CCO. The quality of administrative and other services, including each Westwood Adviser’s role in coordinating the activities of each Westwood Fund’s other service providers, was also considered. The Board also considered the Westwood Advisers’ relationship with their affiliates (including the Sub-Adviser) and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by the Westwood Advisers and the Sub-Adviser including, without limitation, each Westwood Adviser’s continuous review, supervision and administration of the investment program of the Westwood Funds and the Sub-Adviser’s provision of the continuous investment program of the Westwood Funds. The Board also considered the Westwood Advisers and the Sub-Adviser’s succession planning for senior personnel. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Westwood Funds by each Westwood Adviser under its respective Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreements.

Fees and Expenses and Comparative Accounts

The Board compared each of the advisory and sub-advisory fees, as applicable, and the total expense ratio for each Westwood Fund with various comparative data. In particular, the Board compared each Westwood Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and fees charged to the Westwood Advisers and the Sub-Adviser’s other client accounts. In reviewing the comparison in fees and expense ratios between each Westwood Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of each Westwood Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered each Westwood Adviser’s commitment to limit each Westwood Fund’s expenses under the Westwood expense limitation agreement until at least March 1, 2026. The Board noted that the net expense ratio for each of the Alternative Income Fund, the Tactical Growth Fund, the AllCap Fund, the MidCap Fund, the Small Cap Fund, the SMidCap Fund, the Value Fund and the MLP and Energy Infrastructure Fund were all in the first or second quartile for expenses relative to their respective custom peer groups provided by Broadridge, while the net expense ratio for each of the Income Opportunity Fund, Multi-Asset Income Fund, Real Estate Income Fund and Tactical Plus Fund were all in the third or fourth quartile for expenses relative to their respective custom peer groups provided by Broadridge. The Board also noted that the contractual advisory fee for each of the Alternative Income Fund, the AllCap Fund, the MidCap Fund, the SMidCap Fund, the Value Fund and the MLP and Energy Infrastructure Fund were all in the first or second quartile for advisory fees relative to their respective custom peer groups provided by Broadridge, while the contractual advisory fee for each of the Income Opportunity Fund, Multi-Asset Income Fund, Real Estate Income Fund, the Small Cap Fund, the Tactical Growth Fund, and Tactical Plus Fund were all in the third or fourth quartile for advisory fees relative to their respective custom peer groups provided by Broadridge. The Board further noted Westwood’s response in the Board Materials that it seeks for each Fund to be within the top two quartiles of comparable expenses to its peers, and that if fees and expenses fell out of the top two quartiles, Westwood would consider a reduction in advisory fee or further limiting the Funds’ expenses, as appropriate. The Board also noted that the Alternative Income Fund and the Multi-Asset Income Fund each had a base fee coupled with a positive or negative performance adjustment.

The Board also compared the sub-advisory fee paid to the Sub-Adviser and the fees charged to the Sub-Adviser’s other client accounts. The Board noted that the sub-advisory fee under the Sub-Advisory Agreements was paid by each Westwood Adviser out of its respective advisory fees it receives from the Tactical Funds. The Board considered the

WESTWOOD FUNDS

amount to be retained by each Westwood Adviser and the sub-advisory fee to be paid to the Sub-Adviser with respect to various services that they each provided to the Westwood Funds. The Board discussed each Westwood Adviser’s process for monitoring the performance of the Sub-Adviser, which included an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Westwood Advisers conduct periodic compliance due diligence of the Sub-Adviser, during which each Westwood Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Adviser to the Fund. The Board noted that the Westwood Advisers’ compliance monitoring processes also would include quarterly reviews of compliance certifications, and that any issues arising from such certifications and the Advisor’s compliance reviews of the Sub-Adviser would be reported to the Board.

Fund Performance

The Board also considered, among other data, each Westwood Fund’s performance results during certain periods ended April 30, 2025 and noted that the Board reviews on a quarterly basis detailed information about each Westwood Fund’s performance results, portfolio composition and investment strategies. The Board noted Westwood’s efforts to address underperforming Funds. The Board also took into account current market conditions and their effect on each Fund’s performance.

Economies of Scale

The Board also considered the effect of each Westwood Fund’s growth and size on its performance and expenses. The Board noted that the Westwood Advisers limited fees and/or reimbursed expenses for the Westwood Funds in order to reduce each Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Westwood Funds increased. The Board noted that the sub-advisory fee under the Sub-Advisory Agreement is paid by each Westwood Adviser out of the advisory fee that it receives from a Westwood Fund. The Board also noted that the advisory fee schedule for the Westwood Funds currently did not have breakpoints, and considered Westwood’s assertion that adding breakpoints was not necessary at this time. The Board noted that if a Westwood Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board further noted that the advisory fee payable to each Westwood Adviser from the Westwood Funds was reduced by the sub-advisory fee paid by the Adviser to the Sub-Adviser, as applicable.

Financial Condition and Profitability

Additionally, the Board took into consideration the financial condition and profitability of each Westwood Adviser and its affiliates (including the Sub-Adviser) and the direct and indirect benefits derived by each Westwood Adviser and its affiliates from their relationship with the Funds. The information considered by the Board included operating profit margin information for each Fund, each Westwood Adviser’s business as a whole, as well as the Sub-Adviser’s business. The Board considered each Westwood Adviser’s commitment to contractually limit each Westwood Fund’s net operating expenses and its payment of the sub-advisory fee out of the advisory fee it received from each Westwood Fund. The Board reviewed the profitability of each Westwood Adviser’s relationship with the Westwood Funds both before and after tax expenses. The Board recognized that each of the Adviser and the Sub-Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services each provides to the Fund and the entrepreneurial risk that each Westwood Adviser assumes as investment adviser. Based upon its review, the Board concluded that each Westwood Adviser and Sub-Adviser’s level of profitability, if any, from their relationship with the Funds was reasonable and not excessive. The Board also considered whether each Westwood Adviser and Sub-Adviser has the financial wherewithal to continue to provide services to each Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

WESTWOOD FUNDS

Fall-Out Benefits

The Board also noted that each Westwood Adviser and the Sub-Adviser derive benefits to their reputations and other benefits from their association with the Funds. The Board recognized that each Westwood Adviser and the Sub-Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Westwood Funds and the entrepreneurial risk that it assumes as an investment adviser or sub-adviser, as applicable. Based upon its review the Board concluded that each Westwood Adviser’s and Sub-Adviser’s level of profitability from its relationship with the Westwood Funds was reasonable and not excessive.

In considering the renewal of each of the Advisory and Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) each of the Westwood Advisers and Sub-Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory and Sub-Advisory Agreement, respectively; (b) each of the Westwood Advisers and Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of each Westwood Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Westwood Fund’s advisory and sub-advisory fees are reasonable in light of the services received by each Westwood Fund from a Westwood Adviser and the Sub-Adviser and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Westwood Fund that continuation of the Advisory and Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

WESTWOOD FUNDS

OTHER FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended October 31, 2025, The Funds designated the following as long-term capital gain distributions:

Long term capital gain
Value Fund	$15,082,944
MidCap Fund	36,496
SMidCap Fund	489,504
Small Cap Fund	43,055,034
AllCap Fund	825,552
Alternative Income Fund	3,065,706

Qualified Dividend Income – The following Funds designate the following of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%:

Qualified Dividend Income
Value Fund	100.00%
MidCap Fund	36.60%
SMidCap Fund	31.23%
Small Cap Fund	48.86%
AllCap Fund	89.92%
Income Opportunity Fund	23.08%
Multi-Asset Income Fund	8.01%
Real Estate Income Fund	91.10%
Tactical Growth Fund	30.27%
Tactical Plus Fund	1.98%

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualifies under tax law. For the fiscal year ended October 31, 2025, the following Funds had the following ordinary income dividends qualified for the corporate dividends received deduction:

Dividend Received Deduction
Value Fund	100.00%
MidCap Fund	38.55%
SMidCap Fund	33.23%
Small Cap Fund	50.96%

WESTWOOD FUNDS

Dividend Received Deduction
AllCap Fund	89.87%
Income Opportunity Fund	22.30%
Multi-Asset Income Fund	7.51%
Real Estate Income Fund	100.00%
Tactical Growth Fund	31.13%
Tactical Plus Fund	3.00%

The Westwood Funds

P.O. Box 541150

Omaha, NE 68154

1-877-FUND-WHG

www.westwoodfunds.com

Adviser:

Westwood Management Corp.

200 Crescent Court, Suite 1200

Dallas, TX 75201

Distributor:

Ultimus Fund Distributors, LLC

225 Pictoria Drive

Suite 450

Cincinnati, OH 45246

Administrator:

Ultimus Fund Solutions, LLC

225 Pictoria Drive

Suite 450

Cincinnati, OH 45246

Legal Counsel:

Sullivan & Worcester LLP

1666 K Street, NW

Suite 700

Washington, D.C. 20006

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Westwood Salient Enhanced Midstream Income ETF
Westwood Salient Enhanced Energy Income ETF
Westwood LBRTY Global Equity ETF

Annual Financial Statements
and Additional Information	October 31, 2025

Investment Adviser:
Westwood Management Corp.

WESTWOOD FUNDS

TABLE OF CONTENTS

Schedules of Investments
Westwood Salient Enhanced Midstream Income ETF	1
Westwood Salient Enhanced Energy Income ETF	4
Westwood LBRTY Global Equity ETF	7
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	28
Additional Information	30
Other Federal Tax Information	31

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
MASTER LIMITED PARTNERSHIPS — 24.7%(a)

	Shares	Value
Crude & Refined Products — 6.2%
Delek Logistics Partners, L.P. (b)	19,599	$873,135
Genesis Energy, L.P. (b)	57,513	940,913
MPLX, L.P. (b)	148,525	7,539,129
		9,353,177
Gathering & Processing — 3.1%
Western Midstream Partners, L.P. (b)	128,009	4,796,497

Natural Gas Liquids Infrastructure — 15.4%
Energy Transfer, L.P. (b)	792,034	13,329,933
Enterprise Products Partners, L.P. (b)	326,637	10,057,153
		23,387,086
Total Master Limited Partnerships
(Cost $34,947,163)		$37,536,760

MLP RELATED COMPANIES — 75.7%
Crude & Refined Products — 17.9%
Enbridge, Inc. (b)	286,363	13,350,243
Plains GP Holdings, L.P. - Class A (b)	375,073	6,477,511
South Bow Corporation (b)	279,685	7,252,232
		27,079,986
Gathering & Processing — 22.0%
Antero Midstream Corporation (b)	409,864	7,070,154
DT Midstream, Inc. (b)	72,779	7,968,574
Hess Midstream, L.P. - Class A (b)	202,717	6,882,242
Kinetik Holdings, Inc. (b)	113,736	4,379,973
Targa Resources Corporation (b)	45,879	7,067,201
		33,368,144
Liquefied Natural Gas — 5.7%
Cheniere Energy, Inc. (b)	32,501	6,890,212
NextDecade Corporation (b)(c)	118,108	700,380
Venture Global, Inc. - Class A (b)	116,612	999,365
		8,589,957
Natural Gas Liquids Infrastructure — 9.8%
ONEOK, Inc. (b)	109,844	7,359,548
Pembina Pipeline Corporation (b)	199,200	7,535,736
		14,895,284
MLP RELATED COMPANIES — continued

	Shares	Value
Natural Gas Pipelines — 20.3%
Kinder Morgan, Inc. (b)	426,540	$11,171,083
TC Energy Corporation (b)	150,951	7,571,702
Williams Companies, Inc. (The) (b)	208,495	12,065,605
		30,808,390
Total MLP Related Companies
(Cost $111,164,883)		$114,741,761

Investments at Value — 100.4%
(Cost $146,112,046)		$152,278,521

Liabilities in Excess of Other Assets — (0.4%)		(661,898)

Net Assets — 100.0%		$151,616,623

MLP - Master Limited Partnership

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.

(b)	All or a portion of the security covers a written call option. The total value of these securities as of October 31, 2025 was $144,023,055.

(c)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

1

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF

OCTOBER 31, 2025

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Antero Midstream Corporation, 11/21/25	$20.00	928	$1,600,800	$4,640
Antero Midstream Corporation, 11/21/25	21.00	33	56,925	132
Antero Midstream Corporation, 12/19/25	19.00	16	27,600	192
Antero Midstream Corporation, 12/19/25	20.00	2,916	5,030,100	14,580
Cheniere Energy, Inc., 11/21/25	250.00	303	6,423,600	12,120
Cheniere Energy, Inc., 11/21/25	260.00	3	63,600	75
Cheniere Energy, Inc., 12/19/25	230.00	1	21,200	235
Cheniere Energy, Inc., 12/19/25	240.00	1	21,200	145
Delek Logistics Partners, L.P., 11/21/25	50.00	176	784,080	3,520
Delek Logistics Partners, L.P., 12/19/25	45.00	8	35,640	900
Delek Logistics Partners, L.P., 12/19/25	50.00	2	8,910	30
DT Midstream, Inc., 11/21/25	115.00	602	6,591,298	85,785
DT Midstream, Inc., 11/21/25	120.00	33	361,317	1,320
DT Midstream, Inc., 11/21/25	125.00	5	54,745	100
DT Midstream, Inc., 12/19/25	115.00	3	32,847	444
DT Midstream, Inc., 12/19/25	120.00	48	525,552	9,360
Enbridge, Inc., 11/21/25	50.00	182	848,484	1,820
Enbridge, Inc., 11/21/25	52.50	498	2,321,676	1,245
Enbridge, Inc., 12/19/25	50.00	2,040	9,510,481	32,640
Energy Transfer, L.P., 11/21/25	17.00	290	488,070	6,960
Energy Transfer, L.P., 11/21/25	18.00	5,368	9,034,344	21,472
Energy Transfer, L.P., 12/19/25	18.00	1,866	3,140,478	20,526
Enterprise Products Partners, L.P., 11/21/25	32.00	51	157,029	612
Enterprise Products Partners, L.P., 11/21/25	33.00	2,948	9,076,891	8,844
Enterprise Products Partners, L.P., 12/19/25	33.00	104	320,216	1,248
Genesis Energy, L.P., 11/21/25	17.50	498	814,728	4,980
Genesis Energy, L.P., 12/19/25	17.50	48	78,528	1,248
Hess Midstream, L.P. - Class A, 11/21/25	35.00	56	190,120	2,800
Hess Midstream, L.P. - Class A, 11/21/25	38.00	1,628	5,527,060	16,280
Hess Midstream, L.P. - Class A, 11/21/25	42.00	153	519,435	765
Hess Midstream, L.P. - Class A, 12/19/25	35.00	72	244,440	4,680
Hess Midstream, L.P. - Class A, 12/19/25	36.00	16	54,320	832
Kinder Morgan, Inc., 11/21/25	29.00	927	2,427,813	3,708
Kinder Morgan, Inc., 11/21/25	30.00	103	269,757	309
Kinder Morgan, Inc., 12/19/25	28.00	17	44,523	374
Kinder Morgan, Inc., 12/19/25	29.00	17	44,523	238
Kinder Morgan, Inc., 12/19/25	30.00	2,988	7,825,572	20,916
Kinetik Holdings, Inc., 11/21/25	40.00	14	53,914	1,400
Kinetik Holdings, Inc., 11/21/25	45.00	484	1,863,884	9,680
Kinetik Holdings, Inc., 11/21/25	50.00	27	103,977	1,013
Kinetik Holdings, Inc., 12/19/25	40.00	551	2,121,901	86,506
Kinetik Holdings, Inc., 12/19/25	45.00	4	15,404	140
MPLX, L.P., 11/21/25	50.00	36	182,736	3,780
MPLX, L.P., 11/21/25	55.00	430	2,182,680	2,150
MPLX, L.P., 12/19/25	55.00	939	4,766,364	9,390

The accompanying notes are an integral part of the financial statements.

2

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF

OCTOBER 31, 2025

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS — continued

	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts — continued
NextDecade Corporation, 11/21/25	$7.00	89	$52,777	$890
NextDecade Corporation, 11/21/25	8.00	946	560,978	3,784
NextDecade Corporation, 11/21/25	9.00	3	1,779	8
NextDecade Corporation, 12/19/25	7.00	84	49,812	2,100
ONEOK, Inc., 11/21/25	75.00	937	6,277,900	11,244
ONEOK, Inc., 11/21/25	80.00	27	180,900	135
ONEOK, Inc., 12/19/25	70.00	4	26,800	600
ONEOK, Inc., 12/19/25	75.00	75	502,500	3,750
Pembina Pipeline Corporation, 11/21/25	40.00	1,353	5,118,399	37,884
Pembina Pipeline Corporation, 11/21/25	45.00	523	1,978,509	1,046
Pembina Pipeline Corporation, 12/19/25	40.00	16	60,528	752
Plains GP Holdings, L.P. - Class A, 11/21/25	19.00	2,809	4,851,143	11,236
Plains GP Holdings, L.P. - Class A, 11/21/25	20.00	29	50,083	145
Plains GP Holdings, L.P. - Class A, 12/19/25	18.00	710	1,226,170	16,330
South Bow Corporation, 11/21/25	30.00	2,534	6,570,662	19,005
South Bow Corporation, 12/19/25	30.00	111	287,823	5,550
Targa Resources Corporation, 11/21/25	165.00	26	400,504	5,590
Targa Resources Corporation, 11/21/25	170.00	4	61,616	460
Targa Resources Corporation, 11/21/25	175.00	4	61,616	190
Targa Resources Corporation, 11/21/25	180.00	395	6,084,580	11,455
Targa Resources Corporation, 11/21/25	190.00	3	46,212	143
Targa Resources Corporation, 12/19/25	165.00	3	46,212	780
TC Energy Corporation, 11/21/25	55.00	1,362	6,831,792	13,620
TC Energy Corporation, 11/21/25	57.50	60	300,960	300
TC Energy Corporation, 12/19/25	55.00	12	60,192	372
Venture Global, Inc. - Class A, 11/21/25	12.50	5	4,285	35
Venture Global, Inc. - Class A, 11/21/25	17.50	105	89,985	525
Venture Global, Inc. - Class A, 12/19/25	10.00	4	3,428	208
Venture Global, Inc. - Class A, 12/19/25	12.50	993	851,001	17,874
Western Midstream Partners, L.P., 11/21/25	40.00	911	3,413,517	11,843
Western Midstream Partners, L.P., 11/21/25	41.00	26	97,423	390
Western Midstream Partners, L.P., 12/19/25	40.00	279	1,045,413	6,975
Williams Companies, Inc. (The), 11/21/25	65.00	530	3,067,110	7,950
Williams Companies, Inc. (The), 11/21/25	70.00	1,434	8,298,558	57,360
Williams Companies, Inc. (The), 12/19/25	65.00	8	46,296	320
Williams Companies, Inc. (The), 12/19/25	70.00	8	46,296	140
Total Written Option Contracts (Premiums $1,461,930)			$144,522,521	$651,123

The average monthly notional value of written option contracts during the year ended October 31, 2025 was $94,823,125.

The accompanying notes are an integral part of the financial statements.

3

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
MLP RELATED COMPANIES — 100.9%

	Shares	Value
Exploration & Production — 64.0%
APA Corporation (a)	11,345	$256,964
Chevron Corporation (a)	32,200	5,078,584
ConocoPhillips (a)	20,289	1,802,881
Coterra Energy, Inc. (a)	17,732	419,539
Devon Energy Corporation (a)	13,988	454,470
Diamondback Energy, Inc. (a)	6,452	923,862
EOG Resources, Inc. (a)	11,226	1,188,160
EQT Corporation (a)	14,308	766,623
Expand Energy Corporation (a)	4,950	511,384
Exxon Mobil Corporation (a)	57,122	6,532,472
Occidental Petroleum Corporation (a)	18,227	750,952
Texas Pacific Land Corporation (a)	354	333,957
		19,019,848
Gathering & Processing — 2.6%
Targa Resources Corporation (a)	5,003	770,662

Natural Gas Liquids Infrastructure — 3.1%
ONEOK, Inc. (a)	13,852	928,084

Natural Gas Pipelines — 9.0%
Kinder Morgan, Inc. (a)	45,437	1,189,995
Williams Companies, Inc. (The) (a)	25,580	1,480,315
		2,670,310
Oilfield Services & Equipment — 9.4%
Baker Hughes Company (a)	22,082	1,068,990
Halliburton Company (a)	20,910	561,224
Schlumberger Ltd. (a)	31,866	1,149,088
		2,779,302
MLP RELATED COMPANIES — continued

	Shares	Value
Refining — 12.8%
Marathon Petroleum Corporation (a)	6,800	$1,325,388
Phillips 66 (a)	9,060	1,233,428
Valero Energy Corporation (a)	7,420	1,258,135
		3,816,951
Investments at Value — 100.9%
(Cost $29,874,754)		$29,985,157

Liabilities in Excess of Other Assets — (0.9%)		(265,031)

Net Assets — 100.0%		$29,720,126

MLP - Master Limited Partnership

(a)	All or a portion of the security covers a written call option. The total value of securities as of October 31, 2025 was $28,625,822.

The accompanying notes are an integral part of the financial statements.

4

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF

OCTOBER 31, 2025

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
APA Corporation, 11/21/25	$25.00	100	$226,500	$3,700
APA Corporation, 11/21/25	27.50	4	9,060	56
APA Corporation, 12/19/25	25.00	3	6,795	234
Baker Hughes Company, 11/21/25	48.00	164	793,924	25,092
Baker Hughes Company, 11/21/25	50.00	31	150,071	2,635
Baker Hughes Company, 11/21/25	55.00	7	33,887	70
Baker Hughes Company, 12/19/25	55.00	7	33,887	378
Chevron Corporation, 11/21/25	165.00	267	4,211,124	21,093
Chevron Corporation, 11/21/25	170.00	44	693,968	1,276
Chevron Corporation, 12/19/25	165.00	11	173,492	2,178
ConocoPhillips, 11/21/25	95.00	27	239,922	2,025
ConocoPhillips, 11/21/25	100.00	145	1,288,470	3,770
ConocoPhillips, 11/21/25	105.00	14	124,404	112
ConocoPhillips, 12/19/25	95.00	6	53,316	1,080
Coterra Energy, Inc., 11/21/25	25.00	156	369,096	5,460
Coterra Energy, Inc., 11/21/25	26.00	6	14,196	90
Coterra Energy, Inc., 12/19/25	25.00	6	14,196	390
Devon Energy Corporation, 11/21/25	37.50	123	399,627	1,353
Devon Energy Corporation, 11/21/25	40.00	5	16,245	25
Devon Energy Corporation, 12/19/25	35.00	4	12,996	320
Diamondback Energy, Inc., 11/21/25	150.00	49	701,631	12,005
Diamondback Energy, Inc., 11/21/25	155.00	10	143,190	1,300
Diamondback Energy, Inc., 12/19/25	155.00	2	28,638	620
EOG Resources, Inc., 11/21/25	115.00	15	158,760	1,125
EOG Resources, Inc., 11/21/25	125.00	87	920,808	870
EOG Resources, Inc., 12/19/25	115.00	4	42,336	620
EQT Corporation, 11/21/25	55.00	107	573,306	16,050
EQT Corporation, 11/21/25	60.00	24	128,592	720
EQT Corporation, 12/19/25	55.00	4	21,432	1,012
Expand Energy Corporation, 11/21/25	105.00	36	371,916	8,496
Expand Energy Corporation, 11/21/25	110.00	7	72,317	665
Expand Energy Corporation, 11/21/25	115.00	2	20,662	80
Expand Energy Corporation, 12/19/25	110.00	2	20,662	430
Exxon Mobil Corporation, 11/21/25	115.00	33	377,388	6,732
Exxon Mobil Corporation, 11/21/25	120.00	480	5,489,280	25,920
Exxon Mobil Corporation, 12/19/25	120.00	29	331,644	4,495
Halliburton Company, 11/21/25	24.00	156	418,704	45,084
Halliburton Company, 11/21/25	25.00	28	75,152	6,216
Halliburton Company, 11/21/25	27.00	7	18,788	693
Halliburton Company, 12/19/25	29.00	7	18,788	455
Kinder Morgan, Inc., 11/21/25	29.00	341	893,079	1,364
Kinder Morgan, Inc., 11/21/25	30.00	15	39,285	45
Kinder Morgan, Inc., 12/19/25	28.00	15	39,285	330

The accompanying notes are an integral part of the financial statements.

5

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF

OCTOBER 31, 2025

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS — continued

	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts — continued
Kinder Morgan, Inc., 12/19/25	$30.00	60	$157,140	$420
Marathon Petroleum Corporation, 11/21/25	190.00	41	799,131	40,795
Marathon Petroleum Corporation, 11/21/25	195.00	10	194,910	6,900
Marathon Petroleum Corporation, 11/21/25	200.00	9	175,419	4,005
Marathon Petroleum Corporation, 11/21/25	210.00	2	38,982	320
Marathon Petroleum Corporation, 12/19/25	210.00	2	38,982	690
Occidental Petroleum Corporation, 11/21/25	45.00	24	98,880	744
Occidental Petroleum Corporation, 11/21/25	50.00	137	564,440	822
Occidental Petroleum Corporation, 11/21/25	52.50	6	24,720	24
Occidental Petroleum Corporation, 12/19/25	45.00	6	24,720	450
ONEOK, Inc., 11/21/25	75.00	19	127,300	228
ONEOK, Inc., 11/21/25	80.00	108	723,600	540
ONEOK, Inc., 12/19/25	75.00	4	26,800	200
Phillips 66, 11/21/25	140.00	66	898,524	14,190
Phillips 66, 11/21/25	145.00	14	190,596	1,218
Phillips 66, 11/21/25	155.00	3	40,842	113
Phillips 66, 12/19/25	145.00	3	40,842	774
Schlumberger Ltd., 11/21/25	35.00	42	151,452	8,232
Schlumberger Ltd., 11/21/25	37.50	239	861,834	17,208
Schlumberger Ltd., 11/21/25	40.00	11	39,666	220
Schlumberger Ltd., 12/19/25	40.00	10	36,060	540
Targa Resources Corporation, 11/21/25	165.00	7	107,828	1,505
Targa Resources Corporation, 11/21/25	175.00	37	569,948	1,757
Targa Resources Corporation, 11/21/25	185.00	1	15,404	48
Targa Resources Corporation, 12/19/25	165.00	2	30,808	520
Texas Pacific Land Corporation, 11/21/25	1,000.00	3	283,014	6,390
Valero Energy Corporation, 11/21/25	170.00	45	763,020	21,825
Valero Energy Corporation, 11/21/25	175.00	20	339,120	5,040
Valero Energy Corporation, 11/21/25	190.00	3	50,868	135
Valero Energy Corporation, 12/19/25	185.00	2	33,912	540
Williams Companies, Inc. (The), 11/21/25	65.00	199	1,151,613	2,985
Williams Companies, Inc. (The), 11/21/25	70.00	35	202,545	1,400
Williams Companies, Inc. (The), 12/19/25	65.00	9	52,083	360
Total Written Option Contracts (Premiums $503,975)			$28,625,822	$347,802

The average monthly notional value of written option contracts during the year ended October 31, 2025 was $17,804,830.

The accompanying notes are an integral part of the financial statements.

6

WESTWOOD LBRTY GLOBAL EQUITY ETF

OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCKS — 100.1%

	Shares	Value
Australia — 0.2%
Northern Star Resources Ltd.	251	$4,042
Woolworths Group Ltd.	62	1,153
		5,195
Austria — 0.1%
Verbund AG	20	1,544

Bermuda — 0.0% (a)
Everest Group Ltd.	1	315

Canada — 3.9%
Brookfield Corporation	33	1,520
Cameco Corporation	43	4,395
Canadian National Railway Company	193	18,506
Constellation Software, Inc.	1	2,632
Fairfax Financial Holdings Ltd.	2	3,247
Fortis, Inc.	272	13,673
Hydro One Ltd.	124	4,573
Metro, Inc.	73	4,866
Nutrien Ltd.	116	6,318
Power Corporation of Canada	65	3,045
RB Global, Inc.	46	4,564
Sun Life Financial, Inc.	101	6,143
Teck Resources Ltd. - Class B	252	10,810
Waste Connections, Inc.	12	2,013
		86,305
Cayman Islands — 0.3%
Credo Technology Group Holding Ltd. (b)	34	6,379

Denmark — 0.9%
Novo Nordisk A/S - Class B	310	15,116
Orsted A/S (b)	276	4,933
		20,049
France — 2.1%
Air Liquide S.A.	129	24,970
Danone S.A.	209	18,474
Schneider Electric SE	10	2,837
		46,281
Germany — 1.4%
BASF SE	50	2,466
E.ON SE	282	5,246
MTU Aero Engines AG	30	13,076
RWE AG	61	3,000
Symrise AG	79	6,537
		30,325
COMMON STOCKS — continued

	Shares	Value
India — 0.1%
Infosys Ltd. - ADR	142	$2,353

Ireland — 0.9%
CRH plc	109	12,982
Kerry Group plc - Class A	41	3,738
Linde plc	3	1,255
TE Connectivity plc	11	2,717
		20,692
Japan — 4.6%
Aeon Company Ltd.	600	9,498
Astellas Pharma, Inc.	100	1,047
Daiichi Sankyo Company Ltd.	500	11,904
FUJIFILM Holdings Corporation	400	9,292
Kao Corporation	100	4,231
Kirin Holdings Company Ltd.	300	4,214
Mitsubishi UFJ Financial Group, Inc.	1,800	27,214
MS&AD Insurance Group Holdings, Inc.	200	4,135
Resona Holdings, Inc.	900	8,722
Shin-Etsu Chemical Company Ltd.	100	3,021
Sompo Holdings, Inc.	300	9,165
Takeda Pharmaceutical Company Ltd.	200	5,390
Unicharm Corporation	600	3,712
		101,545
Netherlands — 1.1%
Adyen N.V. (b)	10	17,160
ASML Holding N.V.	6	6,350
		23,510
Norway — 0.5%
Equinor ASA	428	10,225

Portugal — 0.1%
EDP S.A.	630	3,130

Spain — 0.7%
Iberdrola S.A.	716	14,497
Naturgy Energy Group S.A.	68	2,060
		16,557
Switzerland — 1.7%
Nestle S.A.	116	11,083
Novartis AG	212	26,155
Sika AG	8	1,563
		38,801

The accompanying notes are an integral part of the financial statements.

7

WESTWOOD LBRTY GLOBAL EQUITY ETF

OCTOBER 31, 2025

COMMON STOCKS — continued

	Shares	Value
Taiwan Province of China — 0.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	26	$7,811

United Kingdom — 2.3%
Ashtead Group plc	66	4,399
BP plc	1,514	8,797
Coca-Cola Europacific Partners plc	82	7,284
GSK plc	192	4,491
Haleon plc	872	4,056
NatWest Group plc	748	5,739
Rolls-Royce Holdings plc	130	1,993
Sage Group plc (The)	310	4,681
Unilever plc	176	10,610
		52,050
United States — 78.8%
AbbVie, Inc.	98	21,368
Advanced Micro Devices, Inc. (b)	153	39,186
AECOM	79	10,614
Airbnb, Inc. - Class A (b)	98	12,401
Alphabet, Inc. - Class A	221	62,143
Alphabet, Inc. - Class C	187	52,700
Amazon.com, Inc. (b)	369	90,117
American Express Company	45	16,232
American International Group, Inc.	240	18,950
Ameriprise Financial, Inc.	15	6,792
AMETEK, Inc.	30	6,063
Amphenol Corporation - Class A	224	31,212
Apple, Inc.	316	85,438
Applied Materials, Inc.	84	19,580
Autodesk, Inc. (b)	36	10,848
AvalonBay Communities, Inc.	39	6,783
Axon Enterprise, Inc. (b)	5	3,661
Bank of America Corporation	970	51,846
Bank of New York Mellon Corporation (The)	136	14,678
Bentley Systems, Inc. - Class B	88	4,473
Boston Scientific Corporation (b)	84	8,461
Broadcom, Inc.	157	58,032
Cadence Design Systems, Inc. (b)	39	13,209
Camden Property Trust	11	1,094
Carlisle Companies, Inc.	2	650
Chipotle Mexican Grill, Inc. (b)	167	5,292
Church & Dwight Company, Inc.	24	2,105
Cigna Group (The)	8	1,955
Cincinnati Financial Corporation	14	2,164
Cintas Corporation	4	733
COMMON STOCKS — continued

	Shares	Value
United States — continued
Cisco Systems, Inc.	303	$22,152
CMS Energy Corporation	121	8,899
Coca-Cola Company (The)	38	2,618
Colgate-Palmolive Company	276	21,266
Consolidated Edison, Inc.	60	5,845
Constellation Energy Corporation	8	3,016
Copart, Inc. (b)	160	6,882
Corpay, Inc. (b)	12	3,124
Corteva, Inc.	100	6,144
Costco Wholesale Corporation	18	16,406
Crowdstrike Holdings, Inc. - Class A (b)	18	9,774
Crown Castle, Inc.	103	9,293
Deere & Company	41	18,927
Devon Energy Corporation	173	5,621
Diamondback Energy, Inc.	20	2,864
Digital Realty Trust, Inc.	21	3,579
Dollar Tree, Inc. (b)	72	7,137
Domino’s Pizza, Inc.	6	2,391
Dover Corporation	82	14,880
Dynatrace, Inc. (b)	180	9,103
Elevance Health, Inc.	9	2,855
Eli Lilly & Company	39	33,651
EMCOR Group, Inc.	10	6,758
Equinix, Inc.	12	10,152
Equitable Holdings, Inc.	182	8,991
Essex Property Trust, Inc.	38	9,567
Exelon Corporation	155	7,149
Extra Space Storage, Inc.	39	5,208
Fair Isaac Corporation (b)	6	9,957
Fastenal Company	27	1,111
Fifth Third Bancorp	125	5,203
General Electric Company	38	11,740
General Mills, Inc.	98	4,568
Goldman Sachs Group, Inc. (The)	58	45,784
Graco, Inc.	17	1,390
Hartford Insurance Group, Inc. (The)	42	5,216
Home Depot, Inc. (The)	36	13,664
Intercontinental Exchange, Inc.	66	9,655
International Business Machines Corporation	28	8,607
Intuitive Surgical, Inc. (b)	6	3,206
Johnson & Johnson	49	9,255
JPMorgan Chase & Company	74	23,023
Keysight Technologies, Inc. (b)	2	366
Kimberly-Clark Corporation	62	7,422
Kimco Realty Corporation	105	2,169

The accompanying notes are an integral part of the financial statements.

8

WESTWOOD LBRTY GLOBAL EQUITY ETF

OCTOBER 31, 2025

COMMON STOCKS — continued

	Shares	Value
United States — continued
KLA Corporation	9	$10,879
Lennox International, Inc.	18	9,090
Loews Corporation	21	2,091
LPL Financial Holdings, Inc.	10	3,773
Martin Marietta Materials, Inc.	10	6,131
Marvell Technology, Inc.	25	2,344
Meta Platforms, Inc. - Class A	71	46,033
Microsoft Corporation	191	98,901
Mid-America Apartment Communities, Inc.	22	2,821
Mondelez International, Inc. - Class A	138	7,929
Morgan Stanley	60	9,840
Morningstar, Inc.	9	1,911
NetApp, Inc.	113	13,309
Netflix, Inc. (b)	8	8,951
NVIDIA Corporation	570	115,419
Occidental Petroleum Corporation	45	1,854
Oracle Corporation	37	9,717
Palo Alto Networks, Inc. (b)	6	1,321
PepsiCo, Inc.	246	35,938
PPG Industries, Inc.	71	6,940
Procter & Gamble Company (The)	196	29,472
Progressive Corporation (The)	7	1,442
Prudential Financial, Inc.	3	312
PTC, Inc. (b)	66	13,104
Public Storage	19	5,293
Pure Storage, Inc. - Class A (b)	12	1,184
Quanta Services, Inc.	19	8,533
Realty Income Corporation	106	6,146
Reddit, Inc. - Class A (b)	1	209
Regency Centers Corporation	27	1,862
Robinhood Markets, Inc. - Class A (b)	61	8,953
Rollins, Inc.	36	2,074
Ross Stores, Inc.	18	2,861
SBA Communications Corporation - Class A	54	10,339
Snap-on, Inc.	12	4,027
SoFi Technologies, Inc. (b)	214	6,352
Starbucks Corporation	158	12,777
Steel Dynamics, Inc.	56	8,781
Stryker Corporation	6	2,137
Take-Two Interactive Software, Inc. (b)	32	8,204
Tesla, Inc. (b)	81	36,981
TJX Companies, Inc. (The)	83	11,632

COMMON STOCKS — continued

	Shares	Value
United States — continued
UDR, Inc.	59	$1,988
Ulta Beauty, Inc. (b)	9	4,679
UnitedHealth Group, Inc.	54	18,444
Visa, Inc. - Class A	64	21,808
W.R. Berkley Corporation	29	2,069
W.W. Grainger, Inc.	5	4,895
Wells Fargo & Company	105	9,132
Western Digital Corporation	76	11,416
Williams Companies, Inc. (The)	138	7,986
Zillow Group, Inc. - Class C (b)	46	3,449
		1,749,101
Investments at Value — 100.1%
(Cost $1,853,323)		$2,222,168

Liabilities in Excess of Other Assets — (0.1%)		(1,376)

Net Assets — 100.0%		$2,220,792

A/S - Aktieselskab

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Allmennaksjeselskap

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

9

WESTWOOD FUNDS

OCTOBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Westwood Salient Enhanced Midstream Income ETF	Westwood Salient Enhanced Energy Income ETF	Westwood LBRTY Global Equity ETF
ASSETS
Investments in securities:
At cost	$146,112,046	$29,874,754	$1,853,323
At value (Note 2)	$152,278,521	$29,985,157	$2,222,168
Cash	728,958	139,328	—
Receivable for capital shares sold	632,236	—	—
Receivable for investment securities sold	5,095	277,572	—
Dividends receivable	581,809	7,740	1,906
Reclaims receivable	126,572	—	368
Total assets	154,353,191	30,409,797	2,224,442
LIABILITIES
Payable for investment securities purchased	634,403	—	—
Written call options, at value (Notes 2 & 5) (premiums received $1,461,930, $503,975, $—)	651,123	347,802	—
Foreign currency due to custodian (Cost $—, $—, $2,698)	—	—	2,723
Distributions payable	1,344,375	320,625	—
Payable to Adviser (Note 4)	106,667	21,244	927
Total liabilities	2,736,568	689,671	3,650
CONTINGENCIES AND COMMITMENTS (NOTE 9)	—	—	—

NET ASSETS	151,616,623	29,720,126	2,220,792

NET ASSETS CONSIST OF:
Paid-in capital	$154,685,820	$31,185,791	$1,866,780
Distributable earnings (accumulated deficit)	(3,069,197)	(1,465,665)	354,012
NET ASSETS	$151,616,623	$29,720,126	$2,220,792

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	$6,000,000	$1,425,000	$75,000
Net asset value, offering price and redemption price per share (Note 1)	$25.27	$20.86	$29.61

The accompanying notes are an integral part of the financial statements.

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WESTWOOD FUNDS

FOR THE YEAR ENDED OCTOBER 31, 2025(a)

STATEMENTS OF OPERATIONS

	Westwood Salient Enhanced Midstream Income ETF	Westwood Salient Enhanced Energy Income ETF	Westwood LBRTY Global Equity ETF
INVESTMENT INCOME
Distributions from master limited partnerships	$1,777,849	$—	$—
Less return of capital distributions	(1,777,849)	—	—
Dividends from master limited partnership related companies	3,477,435	545,198	—
Less return of capital on dividends from master limited partnership related companies	(989,075)	(527)	—
Dividend income	—	—	28,085
Tax reclaims received	107,971	—	364
Foreign withholding taxes on dividends	(299,582)	(972)	(2,169)
Total investment income	2,296,749	543,699	26,280

EXPENSES
Investment management fees (Note 4)	779,068	150,328	7,935

NET INVESTMENT INCOME	1,517,681	393,371	18,345

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, IN-KIND TRANSACTIONS, FOREIGN CURRENCIES, AND WRITTEN OPTIONS
Net realized gains (losses) from investment transactions	930,617	(204,869)	(16,447)
Net realized gains from in-kind transactions (Note 3)	140,318	—	286,592
Net realized losses from foreign currency transactions	(2,055)	(12)	(32)
Net realized gains from written option contracts (Note 5)	182,247	399,905	—
Net change in unrealized appreciation (depreciation) on investment transactions	(384,450)	271,394	368,845
Net change in unrealized appreciation (depreciation) on foreign currency translations	(538)	20	(56)
Net change in unrealized appreciation (depreciation) on written option contracts (Note 5)	1,094,089	111,493	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, IN-KIND TRANSACTIONS, FOREIGN CURRENCIES, AND WRITTEN OPTIONS	1,960,228	577,931	638,902

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,477,909	$971,302	$657,247

(a)	Except for Westwood LBRTY Global Equity ETF, which represents the period from the commencement of operations (March 26, 2025) through October 31, 2025.

The accompanying notes are an integral part of the financial statements.

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WESTWOOD FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Westwood Salient Enhanced Midstream Income ETF		Westwood Salient Enhanced Energy Income ETF		Westwood LBRTY Global Equity ETF
	Year Ended October 31, 2025	Period Ended October 31, 2024 (a)	Year Ended October 31, 2025	Period Ended October 31, 2024 (b)	Period Ended October 31, 2025 (c)
FROM OPERATIONS
Net investment income	$1,517,681	$256,462	$393,371	$91,565	$18,345
Net realized gains (losses) on investments, in-kind transactions, written options, and foreign currency transactions	1,251,127	(1,787,319)	195,024	98,533	270,113
Net change in unrealized appreciation (depreciation) on investments, written options, and foreign currency translations	709,101	6,267,334	382,907	(116,331)	368,789
Net increase in net assets resulting from operations	3,477,909	4,736,477	971,302	73,767	657,247

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(8,250,388)	(2,733,750)	(1,818,859)	(691,875)	(16,623)
From return of capital	(2,003,987)	—	(504,266)	—	—
Total distributions	(10,254,375)	(2,733,750)	(2,323,125)	(691,875)	(16,623)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	102,120,936	61,133,515	16,941,118	14,748,939	2,959,144
Payments for shares redeemed	(662,992)	(6,201,097)	—	—	(1,378,976)
Net increase in net assets from capital share transactions	101,457,944	54,932,418	16,941,118	14,748,939	1,580,168

TOTAL INCREASE IN NET ASSETS	94,681,478	56,935,145	15,589,295	14,130,831	2,220,792

NET ASSETS
Beginning of period	56,935,145	—	14,130,831	—	—
End of period	$151,616,623	$56,935,145	$29,720,126	$14,130,831	$2,220,792

CAPITAL SHARES ACTIVITY
Issued	3,825,000	2,450,000	800,000	625,000	125,000
Redeemed	(25,000)	(250,000)	—	—	(50,000)
Net increase in shares outstanding	3,800,000	2,200,000	800,000	625,000	75,000
Shares outstanding at beginning of period	2,200,000	—	625,000	—	—
Shares outstanding at end of period	6,000,000	2,200,000	1,425,000	625,000	75,000

(a)	Represents the period from the commencement of operations (April 8, 2024) through October 31, 2024.
(b)	Represents the period from the commencement of operations (April 30, 2024) through October 31, 2024.
(c)	Represents the period from the commencement of operations (March 26, 2025) through October 31, 2025.

The accompanying notes are an integral part of the financial statements.

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WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
Net asset value at beginning of period	$25.88	$25.02
Net investment income (b)	0.42	0.16
Net realized and unrealized gains on investments	1.66 (c)	2.27
Total from investment operations	2.08	2.43
Variable transaction fees (Note 6) (b)	0.01	0.01
Less distributions from:
Net investment income	(2.17)	(1.58)
Return of capital	(0.53)	—
Total distributions	(2.70)	(1.58)
Net asset value at end of period	$25.27	$25.88
Market price at end of period	$25.37	$25.97
Total return (d)	7.93%	10.05	%(e)
Total return at market (f)	7.95%	10.42	%(e)
Net assets at end of period (000’s)	$151,617	$56,935
Ratio of total expenses to average net assets	0.80%	0.80	%(g)
Ratio of net investment income to average net assets	1.55%	1.08	%(g)
Portfolio turnover rate (h)	12%	47	%(e)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (April 8, 2024) through October 31, 2024.
(b)	Per share net investment income and variable transaction fees have been determined on the basis of average number of shares outstanding during the period.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)	Not annualized.
(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any (Note 3).

The accompanying notes are an integral part of the financial statements.

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WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
Net asset value at beginning of period	$22.61	$24.41
Net investment income (b)	0.47	0.19
Net realized and unrealized gains (losses) on investments	0.47	(0.65)
Total from investment operations	0.94	(0.46)
Variable transaction fees (Note 6) (b)	0.01	0.01
Less distributions from:
Net investment income	(2.11)	(1.35)
Return of capital	(0.59)	—
Total distributions	(2.70)	(1.35)
Net asset value at end of period	$20.86	$22.61
Market price at end of period	$20.88	$22.65
Total return (c)	4.57%	(1.87	%)(d)
Total return at market (e)	4.47%	(1.70	%)(d)
Net assets at end of period (000’s)	$29,720	$14,131
Ratio of total expenses to average net assets	0.85%	0.85	%(f)
Ratio of net investment income to average net assets	2.22%	1.61	%(f)
Portfolio turnover rate (g)	11%	14	%(d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (April 30, 2024) through October 31, 2024.
(b)	Per share net investment income and variable transaction fees have been determined on the basis of average number of shares outstanding during the period.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Not annualized.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any (Note 3).

The accompanying notes are an integral part of the financial statements.

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WESTWOOD LBRTY GLOBAL EQUITY ETF

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Period Ended October 31, 2025(a)
Net asset value at beginning of period	$24.74
Net investment income (b)	0.19
Net realized and unrealized gains on investments	4.84
Total from investment operations	5.03
Variable transaction fees (Note 6) (b)	0.02
Less distributions from:
Net investment income	(0.18)
Net asset value at end of period	$29.61
Market price at end of period	$29.67
Total return (c)	20.48	%(d)
Total return at market (e)	20.72	%(d)
Net assets at end of period (000’s)	$2,221
Ratio of total expenses to average net assets	0.50	%(f)
Ratio of net investment income to average net assets	1.15	%(f)
Portfolio turnover rate (g)	23	%(d)

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Represents the period from the commencement of operations (March 26, 2025) through October 31, 2025.
(b)	Per share net investment income and variable transaction fees have been determined on the basis of average number of shares outstanding during the period.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Not annualized.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any (Note 3).

The accompanying notes are an integral part of the financial statements.

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WESTWOOD FUNDS

NOTES TO FINANCIAL STATEMENTS

1. Organization

Westwood Salient Enhanced Midstream Income ETF (“Midstream Income ETF”), Westwood Salient Enhanced Energy Income ETF (“Energy Income ETF”) and Westwood LBRTY Global Equity ETF (“Global Equity ETF”) (individually, a “Fund” and collectively, the “Funds”) are each a series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). Other series of the Trust are not included in this report. The Midstream Income ETF commenced operations on April 8, 2024, the Energy Income ETF commenced operations on April 30, 2024 and the Global Equity ETF commenced operations on March 26, 2025.

The Midstream Income ETF and Energy Income ETF are non-diversified, exchange-traded funds (“ETF”) that seek to provide current income and capital appreciation. The Global Equity ETF seeks to track the performance, before fees and expenses, of the TOBAM LBRTY® All World Equity Index. The Fund is classified as diversified, however, the Fund may operate as a non-diversified fund to the approximate extent the TOBAM LBRTY® All World Equity Index is non-diversified.

Shares of the Midstream Income ETF are listed and traded on the New York Stock Exchange (“NYSE”). Shares of the Energy Income ETF are listed and traded on the Nasdaq Stock Market (“Nasdaq”). Shares of the Global Equity ETF are listed and traded on the New York Stock Exchange Arca (“NYSE Arca”). Market prices for the Shares may be different from their net asset value (“NAV”.) The Funds issue and redeem shares solely to certain financial institutions such as registered broker-dealers and banks (“Authorized Participants” or “APs”) that have entered into agreements with the Funds’ distributor on a continuous basis at the NAV per share in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Funds consists of a block of shares.

Westwood Management Corporation (the “Adviser” or “Westwood”) serves as investment advisor to the Funds. Westwood is wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.

The Adviser has retained Vident Asset Management (the “Sub-Adviser”) to serve as the trading sub-adviser for the Funds. The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to supervision of the Adviser and the Board of Trustees of the Trust (the “Board”).

Other series of the Trust, that are also managed by the Adviser, invest in the Midstream Income ETF and Energy Income ETF, therefore making them affiliates of the other series.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and

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WESTWOOD FUNDS

assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

New accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Funds’ financial statements.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds (“ETFs”), if any, but including money market funds, are valued at their NAV as reported by such companies. Option contracts are valued at the closing price on the exchange on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value its securities and other assets at fair value as determined by the Adviser, as the Funds’ valuation designee, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Funds’ NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges, if any, are fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

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WESTWOOD FUNDS

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of October 31, 2025:

Midstream Income ETF	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$37,536,760	$—	$—	$37,536,760
MLP Related Companies	114,741,761	—	—	114,741,761
Total Investment Securities	$152,278,521	$—	$—	$152,278,521
Other Financial Instruments
Written Option Contracts	$(496,875)	$(154,248)	$—	$(651,123)
Total	$151,781,646	$(154,248)	$—	$151,627,398

Energy Income ETF	Level 1	Level 2	Level 3	Total
MLP Related Companies	$29,985,157	$—	$—	$29,985,157
Total Investment Securities	$29,985,157	$—	$—	$29,985,157
Other Financial Instruments
Written Option Contracts	$(344,990)	$(2,812)	$—	$(347,802)
Total	$29,640,167	$(2,812)	$—	$29,637,355

Global Equity ETF	Level 1	Level 2	Level 3	Total
Common Stocks	$2,222,168	$—	$—	$2,222,168
Total Investment Securities	$2,222,168	$—	$—	$2,222,168

Refer to the Funds’ Schedules of Investments for a listing of securities by sector and industry type. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year or period ended October 31, 2025.

Cash – The Funds’ cash, if any, is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. The cash balances reflected on the Statements of Assets and Liabilities for the Funds represent the amount held as of October 31, 2025.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of the assets, less the liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received for the Funds’ investments in Master Limited

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WESTWOOD FUNDS

Partnerships (“MLPs”) may be comprised of both income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Options written/purchased – The Midstream Income ETF and Energy Income ETF may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

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WESTWOOD FUNDS

Distributions to shareholders – The Midstream Income ETF and Energy Income ETF each distributes substantially all of its net income to shareholders on a monthly basis and its net capital gains to shareholders at least annually in December. The Global Equity ETF distributes substantially all of its net income to shareholders on a quarterly basis and its net capital gains to shareholders at least annually in December. The amount of such dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The character of dividends paid to shareholders of the Funds for federal income tax purposes during the periods ended October 31, 2025 and 2024 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions
Midstream Income ETF
October 31, 2025	$8,250,388	$—	$2,003,987	$10,254,375
October 31, 2024	$2,733,750	$—	$—	$2,733,750
Energy Income ETF
October 31, 2025	$1,818,859	$—	$504,266	$2,323,125
October 31, 2024	$691,875	$—	$—	$691,875
Global Equity ETF
October 31, 2025	$16,623	$—	$—	$16,623

Federal income tax – Each Fund has qualified and intends to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is provided on a tax basis as of October 31, 2025.

Global Equity ETF
Federal income tax cost	$1,853,314
Gross unrealized appreciation	$424,532
Gross unrealized depreciation	(55,678)
Net unrealized appreciation	368,854
Net unrealized appreciation (depreciation) on foreign currency translation	(56)
Undistributed ordinary income	3,355
Accumulated capital and other losses	(18,141)
Total distributable earnings	$354,012

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WESTWOOD FUNDS

As of October 31, 2025, the Global Equity ETF had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in future years, thereby reducing future taxable gains distributions, if any.

	Capital Loss Carryovers
Fund	Short-term	Long-term	Total
Global Equity ETF	$18,141	$—	$18,141

The following information is computed on a tax basis for each item as of November 30, 2024. The Midstream Income ETF and Energy Income ETF have a tax year end of November 30, 2024, which is different than the fiscal year end of October 31, 2025.

	Midstream Income ETF	Energy Income ETF
Federal income tax cost	$56,166,106	$14,009,823
Gross unrealized appreciation	$14,494,757	$1,306,776
Gross unrealized depreciation	(3,612,269)	(545,005)
Net unrealized appreciation	10,882,488	761,771
Net unrealized appreciation on written options	1,207,848	—
Net unrealized depreciation on foreign currency translation	(111)	(32)
Distributions payable	(534,375)	(140,625)
Accumulated capital and other losses	(3,775,424)	—
Total distributable earnings	$7,780,426	$621,114

The following information is provided on a tax basis as of October 31, 2025.

	Midstream Income ETF	Energy Income ETF
Federal income tax cost	$143,287,427	$29,874,755
Gross unrealized appreciation	$14,830,869	$1,637,990
Gross unrealized depreciation	(5,028,969)	(1,302,435)
Net unrealized appreciation (depreciation)	$9,801,900	$335,555
Net unrealized depreciation on foreign currency translation	$(847)	$—

The difference between the federal income tax cost of investments and the financial statement cost of investments are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral on losses on wash sales, partnership adjustments, options mark to market adjustments, and C-corp basis adjustments.

As of November 30, 2024, the Midstream Income ETF had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in future years, thereby reducing future taxable gains distributions, if any.

	Capital Loss Carryovers
Fund	Short-term	Long-term	Total
Midstream Income ETF	$2,771,296	$1,004,128	$3,775,424

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WESTWOOD FUNDS

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under current income tax regulations. These permanent differences that are credited or charged to Paid-in capital and Distributable earnings as of October 31, 2025 are primarily related to adjustments for publicly traded partnerships, return of capital distributions and/or redemptions in-kind.

As of October 31, 2025, the following adjustments were made:

	Distributable earnings	Paid-in capital
Midstream Income ETF	$(299,446)	$299,446
Global Equity ETF	(286,612)	286,612

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current and open periods and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify its major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2025, the Funds did not incur any interest or penalties.

3. Investment Transactions

During the year or period ended October 31, 2025, cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments were as follows:

	Midstream Income ETF	Energy Income ETF	Global Equity ETF
Purchases of investment securities (excluding in-kind transactions)	$22,638,953	$2,029,352	$559,465
Proceeds from sales of investment securities (excluding in-kind transactions)	$12,010,022	$2,640,712	$560,676

Purchases and sales of in-kind transactions for the period ended October 31, 2025 were as follows:

	Midstream Income ETF	Energy Income ETF	Global Equity ETF
Purchases of in-kind transactions	$87,187,642	$16,257,846	$2,954,878
Sales of in-kind transactions	$661,935	$—	$1,370,489

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement (the “Agreement”). The Midstream Income ETF, Energy Income ETF and Global Equity ETF, pay the Adviser an investment management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80%, 0.85%,

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WESTWOOD FUNDS

and 0.50% of average daily net assets, respectively. Pursuant to its Agreement, the Adviser is required to pay all other expenses of the Funds (other than interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses) so that total annual fund operating expenses remain at 0.80%, 0.85%, and 0.50% of the Midstream Income ETF, Energy Income ETF and Global Equity ETF average daily net assets, respectively. During the year or period ended October 31, 2025, the Adviser earned $779,068, $150,328 and $7,935 of fees from the Midstream Income ETF, Energy Income ETF, and Global Equity ETF, respectively, under the Agreement. At October 31, 2025, the Midstream Income ETF, Energy Income ETF, and Global Equity ETF owed the Adviser $106,667, $21,244 and $927, respectively, relating to the investment management fee.

For its services, the Sub-Adviser is paid by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.05% (subject to a minimum of $35,000 per year per Fund).

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Adviser. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for servicing in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

5. Derivative Transactions

The following is a summary of the fair value of derivative instruments held by the Funds listed below as of October 31, 2025 presented on the Statements of Assets and Liabilities.

Liabilities
Type of Derivative	Investments, at value for written options
Midstream Income ETF
Equity Risk Exposure	$(651,123)
Energy Income ETF
Equity Risk Exposure	$(347,802)

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The following summary of the effect of derivatives instruments for the Funds on the Statements of Operations for the period ended October 31, 2025:

					Change in
					Unrealized
			Realized		Appreciation
Type of Derivative	Risk	Location	Gains	Location	(Depreciation)
Midstream Income ETF
Call options written	Equity	Net realized gains from written option contracts	$182,247	Net change in unrealized appreciation (depreciation) on written option contracts	$1,094,089
Energy Income ETF
Call options written	Equity	Net realized gains from written option contracts	$399,905	Net change in unrealized appreciation (depreciation) on written option contracts	$111,493

Offsetting Assets and Liabilities:

The Funds are required to disclose the impact of offsetting assets and liabilities represented on the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable at law.

A fund is subject to various netting arrangements with select counterparties (“Master Agreements” or “MNAs”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at prearranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to

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WESTWOOD FUNDS

counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

As of October 31, 2025, derivative assets and liabilities by type by Fund are as follows:

Descriptions	Assets	Liabilities
Midstream Income ETF
Derivatives Financial Instruments:
Options contract	$—	$(651,123)
Total derivative assets and liabilities on the Statement of Assets and Liabilities	—	(651,123)
Derivatives not subject to a MNA or similar agreement	—	651,123
Total assets and liabilities subject to a MNA	$—	$—
Energy Income ETF
Derivatives Financial Instruments:
Options contract	$—	$(347,802)
Total derivative assets and liabilities on the Statement of Assets and Liabilities	—	(347,802)
Derivatives not subject to a MNA or similar agreement	—	347,802
Total assets and liabilities subject to a MNA	$—	$—

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

6. Capital Share Transactions

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the APs may acquire shares directly from the Funds and tender their shares for redemption directly to the Funds. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the Funds’ Statement of Additional Information (“SAI”).

A creation transaction, which is subject to acceptance by the Funds’ Distributor and the Funds, generally takes place when an AP deposits into the Funds a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Funds. However, the Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statements of Operations.

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WESTWOOD FUNDS

The Funds charge APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the period ended October 31, 2025, the Midstream Income ETF, Energy Income ETF and Global Equity ETF received $42,500, $6,500 and $18,000, respectively, in transaction fees.

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases *
Midstream Income ETF	$500	2.00%
Energy Income ETF	$500	2.00%
Global Equity ETF	$1,800	2.00%

*	As a percentage of the amount invested.

7. Sector Risk

If the Funds have significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Funds than would be the case if the Funds did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Funds’ portfolio would be adversely affected. As of October 31, 2025, the Midstream Income ETF had 25.1% and 25.2% of the value of its net assets invested in securities in the Gathering & Processing and Natural Gas Liquids Infrastructure sectors, respectively, and the Energy Income ETF had 64.0% of the value of its net assets in securities in the Exploration & Production sector.

8. Non-Diversification Risk

The Midstream Income ETF and Energy Income ETF are non-diversified funds. Because each Fund may invest in securities of a smaller number of issuers, each Fund may be more exposed to the risks associated with and developments affecting and individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on each Funds’ performance.

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WESTWOOD FUNDS

9. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

The following funds paid distributions to shareholders subsequent to October 31, 2025:

	Record Date	Ex-Date	Income Per Share
Midstream Income ETF	11/26/2025	11/26/2025	$0.225
Energy Income ETF	11/26/2025	11/26/2025	0.225

Effective December 12, 2025, for its services, the Sub-Adviser is paid fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.05% of the Fund’s first $100 million of average daily net assets; 0.04% of the Fund’s next $250 million of average daily net assets; and 0.02% of the Fund’s average daily net assets over $350 million (subject to a minimum of $35,000 per year per Fund on the first six Westwood-managed funds that use the Sub-Adviser as well as subject to a maximum cap).

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WESTWOOD FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Westwood Funds and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and open written option contracts, of Westwood Salient Enhanced Midstream Income ETF, Westwood Salient Enhanced Energy Income ETF, and Westwood LBRTY Global Equity ETF (“Westwood Funds” or the “Funds”), each a series of Ultimus Managers Trust, as of October 31, 2025, the related statements of operations and changes in net assets and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of October 31, 2025, the results of their operations, changes in net assets, and the financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund Names	Statements of Operations	Statements of Changes in Net Assets and Financial Highlights
Westwood Salient Enhanced Midstream Income ETF	For the year ended October 31, 2025.	For the year ended October 31, 2025, and the period April 8, 2024 (commencement of operations) through October 31, 2024.

Westwood Salient Enhanced Energy Income ETF	For the year ended October 31, 2025.	For the year ended October 31, 2025, and the period April 30, 2024 (commencement of operations) through October 31, 2024.

Westwood LBRTY Global Equity ETF	For the period March 26, 2025 (commencement of operations) through October 31, 2025.	For the period March 26, 2025 (commencement of operations) through October 31, 2025.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

28

WESTWOOD FUNDS

evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Westwood Family of Funds since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 30, 2025

29

WESTWOOD FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Not applicable.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

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WESTWOOD FUNDS

OTHER FEDERAL TAX INFORMATION

Qualified Dividend Income – The following Funds designate the following of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate:

Fund	Qualified Dividend Income
Midstream Income ETF	100.00%
Energy Income ETF	100.00%
Global Equity ETF	100.00%

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualifies under tax law. For the tax year ended November 30, 2024, the following Funds had the following ordinary income dividends qualified for the corporate dividends received deduction:

Fund	Dividend Received Deduction
Midstream Income ETF	24.11%
Energy Income ETF	100.00%

For the year ended October 31, 2025, the Global Equity ETF had 68.31% of ordinary income dividends qualified for the corporate dividends received deduction.

31

The Westwood Funds

P.O. Box 541150
Omaha, NE 68154
1-800-994-0755
www.westwoodetfs.com

Adviser:

Westwood Management Corp.

200 Crescent Court, Suite 1200
Dallas, TX 75201

Distributor:

Northern Lights Distributors, LLC
4221 North 203rd Street
Suite 100
Elkhorn, NE 68022

Administrator:

Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246

Legal Counsel:

Sullivan & Worcester LLP
1666 K Street, NW
Suite 700
Washington, D.C. 20006

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Code of Ethics filed herewith

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*	/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	January 9, 2026

By (Signature and Title)*	/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	January 9, 2026

*	Print the name and title of each signing officer under his or her signature.